Schedule of Investments(a)

Invesco S&P High Income Infrastructure ETF (GHII)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Energy - 37.6%
1,152,056	China Suntien Green Energy Corp. Ltd., H-Shares (China)	$307,095
53,462	Enagas S.A. (Spain)	1,459,597
42,269	Enbridge, Inc. (Canada)	1,555,814
115,230	Gibson Energy, Inc. (Canada)	1,880,297
130,865	Inter Pipeline Ltd. (Canada)(b)	1,994,097
77,224	Keyera Corp. (Canada)	1,859,911
22,916	ONEOK, Inc.	1,457,916
39,485	Pembina Pipeline Corp. (Canada)(b)	1,408,364
169,989	SemGroup Corp., Class A	2,143,561
203,182	Ship Finance International Ltd. (Norway)	2,515,393
291,586	Snam SpA (Italy)	1,463,480
57,015	Targa Resources Corp.	2,192,797
56,215	Williams Cos., Inc. (The)	1,482,952

		21,721,274

	Industrials - 11.0%
682,214	China Merchants Port Holdings Co. Ltd. (China)	1,193,791
2,233,528	Hutchison Port Holdings Trust (Hong Kong)	502,544
68,889	Macquarie Infrastructure Corp.	2,746,604
289,460	Sydney Airport (Australia)	1,486,093
549,570	Yuexiu Transport Infrastructure Ltd. (China)	428,971

		6,358,003

	Utilities - 50.9%
218,282	AltaGas Ltd. (Canada)(b)	3,150,146
127,857	APA Group (Australia)	898,259
790,491	AusNet Services (Australia)	974,891
46,257	Capital Power Corp. (Canada)	1,037,096
779,347	Centrica PLC (United Kingdom)	918,637
2,793,963	China Power International Development Ltd. (China)	723,386
73,193	Clearway Energy, Inc., Class C	1,097,895
214,753	Contact Energy Ltd. (New Zealand)	1,031,702
274,815	EDP-Energias de Portugal S.A. (Portugal)	998,037
23,631	Emera, Inc. (Canada)(b)	909,651
43,395	Endesa S.A. (Spain)	1,078,850
56,274	Engie S.A. (France)(b)	780,726
39,243	Fortum Oyj (Finland)	836,563
747,275	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(c)	731,020
94,932	Infratil Ltd. (New Zealand)	264,234
92,548	Just Energy Group, Inc. (Canada)	303,952
962,654	Keppel Infrastructure Trust (Singapore)	325,233
156,177	Mercury NZ Ltd. (New Zealand)	391,945
89,500	National Grid PLC (United Kingdom)(b)	894,324
48,274	Northland Power, Inc. (Canada)	891,278
68,840	Pattern Energy Group, Inc., Class A	1,460,096
114,113	Power Assets Holdings Ltd. (Hong Kong)	788,838
29,497	PPL Corp.	877,831
32,262	Red Electrica Corp. S.A. (Spain)	684,151
130,373	REN - Redes Energeticas Nacionais SGPS SA (Portugal)	353,760
636,304	Spark Infrastructure Group (Australia)	1,031,620
91,608	SSE PLC (United Kingdom)	1,245,265

66,443	Suez (France)(b)	$886,638
124,050	Superior Plus Corp. (Canada)	1,125,892
91,265	TerraForm Power, Inc., Class A	1,232,078
69,061	TransAlta Renewables, Inc. (Canada)	689,639
79,125	United Utilities Group PLC (United Kingdom)	795,240

		29,408,873

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $60,489,588)-99.5%	57,488,150

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 12.5%
5,424,112	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	5,424,112
1,807,508	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	1,808,050

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,232,162)	7,232,162

	Total Investments in Securities (Cost $67,721,750)-112.0%	64,720,312
	Other assets less liabilities-(12.0)%	(6,953,836)

	Net Assets-100.0%	$57,766,476

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented 1.27% of the Fund’s Net Assets.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

Canada	29.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Shipping ETF (SEA)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.2%
	Belgium - 4.8%
250,733	Euronav N.V.(a)	$2,119,282

	Bermuda - 9.5%
125,990	Golar LNG Ltd.	2,291,758
218,911	Teekay Corp.	702,704
93,332	Teekay LNG Partners LP	1,225,449

		4,219,911

	China - 5.7%
2,135,151	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	1,116,518
3,838,545	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)(b)	1,414,875

		2,531,393

	Denmark - 19.3%
6,740	AP Moller - Maersk A/S, Class B	7,221,518
20,170	Drilling Co. of 1972 A/S (The)(b)	1,285,222

		8,506,740

	Germany - 2.7%
37,655	Hapag-Lloyd AG(c)	1,204,276

	Hong Kong - 5.7%
7,177,541	Pacific Basin Shipping Ltd.	1,254,151
134,119	Seaspan Corp.	1,248,648

		2,502,799

	Japan - 16.4%
102,018	Kawasaki Kisen Kaisha Ltd.(a)(b)	1,152,900
141,887	Mitsui OSK Lines Ltd.	3,026,574
201,823	Nippon Yusen K.K.	3,054,066

		7,233,540

	Monaco - 11.5%
165,112	Costamare, Inc.	845,373
75,987	GasLog Ltd.	1,094,213
57,404	GasLog Partners LP	1,212,947
73,307	Scorpio Tankers, Inc.	1,908,181

		5,060,714

	Norway - 5.9%
197,644	Golden Ocean Group Ltd.(a)	902,677
137,234	Ship Finance International Ltd.	1,698,957

		2,601,634

	South Korea - 5.6%
436,537	Hyundai Merchant Marine Co. Ltd.(b)	1,194,987
352,686	Pan Ocean Co. Ltd.(b)	1,283,814

		2,478,801

	United Kingdom - 4.8%
94,325	Golar LNG Partners LP	1,059,270
56,493	KNOT Offshore Partners LP	1,064,328

		2,123,598

	United States - 7.3%
221,547	DHT Holdings, Inc.	1,231,801
58,110	Matson, Inc.	1,988,524

		3,220,325

	Total Common Stocks & Other Equity Interests (Cost $58,178,970)	43,803,013

	Money Market Fund - 0.0%
11,611	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $11,611)	$11,611

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $58,190,581)-99.2%	43,814,624

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 4.2%
1,381,926	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	1,381,926
460,504	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	460,642

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,842,568)	1,842,568

	Total Investments in Securities (Cost $60,033,149)-103.4%	45,657,192
	Other assets less liabilities-(3.4)%	(1,501,067)

	Net Assets-100.0%	$44,156,125

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented 2.73% of the Fund’s Net Assets.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Solar ETF (TAN)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Electrical Equipment - 16.9%
1,414,932	Enphase Energy, Inc.(b)(c)	$21,464,519
1,195,705	Sunrun, Inc.(c)	18,724,740
1,805,070	Vivint Solar, Inc.(b)(c)	11,769,056

		51,958,315

	Equity REITs - 4.3%
507,536	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,150,258

	Independent Power & Renewable Electricity Producers - 23.6%
570,519	Atlantica Yield PLC (Spain)	12,237,633
596,828,889	Beijing Enterprises Clean Energy Group Ltd. (China)(c)	8,221,046
1,653,516	Encavis AG (Germany)	11,737,335
163,842,956	GCL New Energy Holdings Ltd. (China)(c)	5,224,218
1,307,355	Scatec Solar ASA (Norway)(b)(d)	12,672,177
1,866,278	Solaria Energia y Medio Ambiente SA (Spain)(b)(c)	9,691,342
932,807	TerraForm Power, Inc., Class A	12,592,894

		72,376,645

	Semiconductors & Semiconductor Equipment - 54.8%
747,934	Canadian Solar, Inc. (Canada)(b)(c)	14,278,060
312,247	Daqo New Energy Corp. ADR (China)(b)(c)	11,865,386
534,672	First Solar, Inc.(c)	31,032,363
152,607,284	GCL-Poly Energy Holdings Ltd. (China)(b)(c)	9,245,328
670,053	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	13,474,766
14,382,510	Meyer Burger Technology AG (Switzerland)(b)(c)	8,879,593
79,381,760	REC Silicon ASA(b)(c)	4,534,157
393,804	SMA Solar Technology AG (Germany)(b)(c)	10,962,112
526,988	SolarEdge Technologies, Inc.(b)(c)	28,236,017
1,796,869	SunPower Corp.(b)(c)	13,404,643
39,942,219	Xinyi Solar Holdings Ltd. (China)	21,905,548

		167,817,973

	Total Common Stocks & Other Equity Interests (Cost $272,131,746)	305,303,191

	Money Market Fund - 0.2%
468,704	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $468,704)	468,704

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $272,600,450)-99.8%	305,771,895

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 27.9%
64,100,733	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	$64,100,733
21,355,704	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	21,362,111

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,462,844)	85,462,844

	Total Investments in Securities (Cost $358,063,294)-127.7%	391,234,739
	Other assets less liabilities-(27.7)%	(84,841,269)

	Net Assets-100.0%	$306,393,470

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented 4.14% of the Fund’s Net Assets.

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	22.8%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco 1-30 Laddered Treasury ETF (PLW)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Long-Term Investments - 95.9%
	U.S. Treasury Securities - 95.9%
	U.S. Treasury Bonds - 92.7%
$ 2,756,200	U.S. Treasury Bonds	7.875%	02/15/2021	$3,026,168
2,589,300	U.S. Treasury Bonds	7.125	02/15/2023	3,068,725
2,610,800	U.S. Treasury Bonds	6.250	08/15/2023	3,064,376
2,353,300	U.S. Treasury Bonds	7.625	02/15/2025	3,063,840
2,479,700	U.S. Treasury Bonds	6.000	02/15/2026	3,093,862
2,350,800	U.S. Treasury Bonds	6.625	02/15/2027	3,108,841
2,356,900	U.S. Treasury Bonds	6.125	11/15/2027	3,086,664
2,474,700	U.S. Treasury Bonds	5.250	02/15/2029	3,145,721
2,238,300	U.S. Treasury Bonds	6.250	05/15/2030	3,126,756
7,151,900	U.S. Treasury Bonds	5.375	02/15/2031	9,502,668
7,337,500	U.S. Treasury Bonds	4.500	02/15/2036	9,569,418
2,355,100	U.S. Treasury Bonds	4.750	02/15/2037	3,185,595
2,464,700	U.S. Treasury Bonds	4.375	02/15/2038	3,220,044
2,766,400	U.S. Treasury Bonds	3.500	02/15/2039	3,245,549
2,365,800	U.S. Treasury Bonds	4.625	02/15/2040	3,213,653
2,331,600	U.S. Treasury Bonds	4.750	02/15/2041	3,228,856
2,934,400	U.S. Treasury Bonds	3.125	02/15/2042	3,245,378
2,941,800	U.S. Treasury Bonds	3.125	02/15/2043	3,247,242
2,705,000	U.S. Treasury Bonds	3.625	02/15/2044	3,236,173
3,330,500	U.S. Treasury Bonds	2.500	02/15/2045	3,285,226
3,345,900	U.S. Treasury Bonds	2.500	02/15/2046	3,295,842
3,015,700	U.S. Treasury Bonds	3.000	02/15/2047	3,273,448
3,032,000	U.S. Treasury Bonds	3.000	02/15/2048	3,285,042
3,030,000	U.S. Treasury Bonds	3.000	02/15/2049	3,292,462

				89,111,549

	U.S. Treasury Notes - 3.2%
3,065,200	U.S. Treasury Notes	2.000	02/15/2022	3,072,983

	Total Long-Term Investments (Cost $91,835,326)			92,184,532

	Short- Term Investments - 3.1%
	U.S. Treasury Securities - 3.1%
	U.S. Treasury Bonds - 3.1%
2,863,200	U.S. Treasury Bonds (Cost $2,987,945)	8.500	02/15/2020	2,985,780

Number of Shares
	Money Market Funds - 0.0%
27,964	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(a) (Cost $27,964)			27,964

	Total Short-Term Investments (Cost $3,015,909)			3,013,744

	Total Investments in Securities (Cost $94,851,235)-99.0%			95,198,276
	Other assets less liabilities-1.0%			994,071

	Net Assets - 100.0%			$96,192,347

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco California AMT-Free Municipal Bond ETF (PWZ)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.6%
	Ad Valorem Property Tax — 22.2%
$ 775,000	California State Ref. Ser. 12	5.000%	02/01/2038	$842,099
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,772,730
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,016,160
1,540,000	California State Various Purpose Ser. 09	6.000	11/01/2039	1,569,168
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,225,441
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	886,824
4,750,000	Chabot-Las Positas California Community College District (Election 2016) Ser. 17A	4.000	08/01/2047	5,145,627
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,300,800
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,612,890
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,107,834
3,000,000	Fremont California Union High School District Santa Clara County Ser. 19A	4.000	08/01/2046	3,296,700
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,159,360
250,000	Los Angeles California Community College District (2008 Election) Ser. 17J	4.000	08/01/2041	274,110
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,198,860
1,215,000	Los Angeles California Community College District Ref. Ser.16	4.000	08/01/2037	1,343,025
1,000,000	Los Angeles California Unified School District (Election 2008) Ser. 18B-1	5.000	07/01/2038	1,214,980
3,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	3,248,760
5,000,000	Marin California Healthcare District (Election 2013) Ser. 17A	5.000	08/01/2041	6,025,300
3,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	3,277,260
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,118,359
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,131,390
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,136,150
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,158,750
13,535,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2041	16,220,209
3,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	3,567,780
5,000,000	San Rafael California High School District (Election 2015) Ser. 18B	4.000	08/01/2047	5,482,300
1,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	1,091,290

				73,424,156

	College & University Revenue — 8.2%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,751,775
1,000,000	California State Educational Facilities Auth. (Stanford University) Rev. Ser. 19V-1	5.000	05/01/2049	1,475,720
2,000,000	California State Educational Facilities Auth. (University of San Francisco) Rev. Ser. 18A	5.000	10/01/2053	2,358,340
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,205,090
1,500,000	California State University Systemwide Rev. Ref. Ser. 16A	5.000	11/01/2045	1,753,785
500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2037	604,000
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,263,194
3,000,000	California State University Systemwide Rev. Ser. 18A	5.000	11/01/2048	3,647,790
1,500,000	California Statewide Communities Development Auth. Student Housing (University of California, Irvine Campus Apartments Phase IV) Rev. Ser. 17A	5.000	05/15/2047	1,740,045
745,000	University of California (Limited Project) Rev. Ser. 12G(a)	5.000	05/15/2022	826,272
755,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	825,147
1,500,000	University of California (Limited Project) Rev. Ser. 18O	5.000	05/15/2058	1,767,480
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,684,635
1,500,000	University of California General Rev. Ser. 18AZ	5.000	05/15/2048	1,809,375
2,000,000	University of California Rev. Ser. 17AV	5.250	05/15/2042	2,434,180

				27,146,828

	Electric Power Revenue — 4.1%
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,892,825

Schedule of Investments

$ 4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000%	07/01/2043	$4,901,990
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,154,320
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,143,020
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,746,510
1,500,000	Los Angeles California Department of Water & Power System Rev. Ser. 17A	5.000	07/01/2042	1,779,735

				13,618,400

	General Fund — 3.1%
2,000,000	California State Ser. 16	5.000	09/01/2046	2,356,160
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,200,710
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	3,126,764
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,299,049
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,231,600

				10,214,283

	Health, Hospital, Nursing Home Revenue — 12.0%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,135,380
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	601,085
1,500,000	California State Health Facilities Financing Auth. (Children’s Hospital) Ref. Ser. 17A	5.000	08/15/2042	1,737,315
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,440,900
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	546,690
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,533,144
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,144,350
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	742,218
10,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 17A	5.000	11/15/2048	11,776,000
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,054,230
1,000,000	California State Municipal Financing Auth. (Eisenhower Medical Center) Rev. Ref. Ser. 17A	5.000	07/01/2042	1,142,250
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,094,200
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	557,250
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,129,240
1,650,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,738,127
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,150,090
850,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	5.000	12/01/2057	980,433
5,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 02E(b)	1.200	11/01/2036	5,000,000
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,091,820
1,000,000	California Statewide Communities Development Auth. (Marin General) Rev. Ser. 18A	4.000	08/01/2045	1,034,010
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,123,082

				39,751,814

	Highway Tolls Revenue — 2.0%
3,000,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	3,258,150
2,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	2,096,820
1,000,000	San Diego California Association of Governments South Bay Expressway Toll (Senior Lien) Rev. Ser. 17A	5.000	07/01/2042	1,184,750

				6,539,720

	Hotel Occupancy Tax — 3.8%
4,500,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000	06/01/2043	5,388,480

Schedule of Investments

$ 6,000,000	Sacramento County California Transient Occupancy Tax (Convention Center Complex) Rev. Ser. 18A	5.000%	06/01/2048	$7,125,300

				12,513,780

	Lease Revenue — 6.4%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	616,221
1,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	1,180,710
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	805,856
5,000,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2043	6,071,400
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,245,870
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,557,594
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,283,280
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,220,426
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital Improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,167,790
700,000	San Diego California Public Facilities Financing Auth. Lease (Master Project) Rev. Ref. Ser. 10A(a)	5.250	09/01/2020	734,825
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,367,980

				21,251,952

	Local or GTD Housing — 0.3%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,146,070

	Miscellaneous Revenue — 1.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,084,280
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,744,710
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,146,290
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,154,520

				5,129,800

	Natural Gas Revenue — 0.8%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,508,775

	Port, Airport & Marina Revenue — 9.8%
1,500,000	Long Beach California Harbor Rev. Ref. Ser. 17C	5.000	05/15/2047	1,788,435
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	552,275
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	550,940
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,032,880
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,315,740
3,500,000	Los Angeles California Department of Airports Rev. Sub.-Ser. 17B	5.000	05/15/2042	4,179,595
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,275,260
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,209,271
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 17B	5.000	05/01/2047	2,371,840
7,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 18D	5.000	05/01/2048	8,426,040
3,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 19B	5.000	05/01/2049	3,663,990

				32,366,266

	Recreational Revenue — 0.3%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,121,440

	Sales Tax Revenue — 5.5%
1,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax (Green Bond) Rev. Ser. 17A	5.000	07/01/2041	1,205,750
5,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax Rev. Ser. 17A	5.000	07/01/2042	6,012,950
2,000,000	Los Angeles California County Metropolitan Transportation Auth. Sales Tax Rev. Ser. 19A	5.000	07/01/2044	2,447,240
3,000,000	Orange County California Local Transportation Auth. Sales Tax Rev. Ref. Ser. 19	5.000	02/15/2041	3,718,920

Schedule of Investments

$ 4,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000%	04/01/2048	$4,692,240

				18,077,100

	Sewer Revenue — 2.6%
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,217,870
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,723,952
5,000,000	San Mateo Foster City California Public Financing Auth. Wastewater Rev. Ser. 19	4.000	08/01/2044	5,559,300

				8,501,122

	Special Tax — 0.9%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,957,968

	Tax Increment Revenue — 3.1%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,126,260
5,000,000	Mountain View California Shoreline Regional Park Community Ser. 18A AGM	5.000	08/01/2048	6,005,800
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,953,325

				10,085,385

	Transit Revenue — 1.1%
2,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	3.000	10/01/2034	2,033,820
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,766,235

				3,800,055

	Water Revenue — 9.8%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,231,090
1,500,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2042	1,809,675
2,000,000	East Bay California Municipal Utility District Water System (Green Bond) Ser. 17A	5.000	06/01/2045	2,408,580
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,778,010
1,000,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,160,430
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,206,880
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,317,925
5,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ref. Ser. 18B	5.000	07/01/2048	6,052,500
2,000,000	Los Angeles California Department of Water & Power Waterworks Rev. Ser. 18A	5.000	07/01/2048	2,400,100
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,193,140
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	509,760
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,198,390
3,000,000	San Francisco California City & County Public Utilities Commission (WSIP) Sub.-Ser. 11A	5.000	11/01/2037	3,259,800
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,789,840

				32,316,120

	Total Investments in Securities (Cost $308,004,705)(c)— 97.6%			322,471,034
	Other assets less liabilities—2.4%			7,810,703

	Net Assets—100.0%			$330,281,737

Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

GTD - Grant To Date

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

WSIP - Water System Improvement Program

Schedule of Investments

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.

(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of May 31, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	5.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco CEF Income Composite ETF (PCEF)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 44.1%
3,399,282	Aberdeen Asia-Pacific Income Fund, Inc.	$13,869,071
592,401	BlackRock Core Bond Trust	8,098,122
1,434,425	BlackRock Credit Allocation Income Trust	18,030,722
697,033	BlackRock Income Trust, Inc.	4,161,287
454,808	BlackRock Limited Duration Income Trust	6,735,706
462,396	BlackRock Multi-Sector Income Trust(a)	7,666,526
446,288	BlackRock Taxable Municipal Bond Trust	10,474,379
251,678	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	5,909,399
73,956	Cohen & Steers Select Preferred and Income Fund, Inc.(a)	2,087,778
111,720	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	2,298,080
757,867	DoubleLine Income Solutions Fund(a)	15,157,340
1,603,455	Eaton Vance Limited Duration Income Fund(a)	20,155,429
522,300	Eaton Vance Senior Income Trust	3,191,253
228,886	Eaton Vance Short Duration Diversified Income Fund	3,012,140
107,197	Eaton Vance Tax-Managed Buy-WR	959,413
177,112	First Trust Aberdeen Global Opportunity Income Fund(a)	1,760,493
652,560	First Trust Intermediate Duration Preferred & Income Fund(a)	14,278,013
164,447	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	3,968,106
329,463	Flaherty & Crumrine Preferred Securities Income Fund, Inc.(a)	6,483,832
86,218	Flaherty & Crumrine Total Return Fund, Inc.(a)	1,698,495
334,593	Franklin Ltd. Duration Income Trust(a)	3,161,904
113,744	Guggenheim Taxable Municipal Managed Duration Trust(a)	2,659,335
642,511	Highland Income Fund(a)	8,564,672
119,613	Insight Select Income Fund(a)	2,294,177
125,953	Invesco Bond Fund(a)(b)	2,359,100
2,444,029	Invesco Senior Income Trust(b)	10,167,161
159,475	John Hancock Preferred Income Fund(a)	3,653,572
130,936	John Hancock Preferred Income Fund II(a)	2,931,657
202,513	John Hancock Preferred Income Fund III	3,784,968
294,383	John Hancock Premium Dividend Fund(a)	4,889,702
589,680	MFS Charter Income Trust	4,670,266
1,301,133	MFS Intermediate Income Trust(a)	4,892,260
831,634	MFS Multimarket Income Trust	4,682,099
1,671,890	Nuveen Credit Strategies Income Fund(a)	12,890,272
699,916	Nuveen Floating Rate Income Fund(a)	6,768,188
319,519	Nuveen Global High Income Fund(a)	4,821,542
886,620	Nuveen Preferred & Income Opportunities Fund	8,396,291
1,787,074	Nuveen Preferred & Income Securities Fund(a)	16,262,373
199,513	Nuveen Preferred & Income Term Fund(a)	4,528,945
240,119	Nuveen Taxable Municipal Income Fund	5,037,697
216,238	PIMCO Corporate & Income Strategy Fund(a)	3,769,028
95,366	PIMCO Income Opportunity Fund(a)	2,509,079
159,545	PIMCO Income Strategy Fund(a)	1,857,104
369,284	PIMCO Income Strategy Fund II(a)	3,796,240
341,714	Pioneer Floating Rate Trust	3,523,071
578,646	Putnam Master Intermediate Income Trust	2,586,548
1,153,251	Putnam Premier Income Trust(a)	5,846,983

120,580	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	$2,034,185
418,570	TCW Strategic Income Fund, Inc.	2,339,806
1,684,443	Templeton Global Income Fund	10,527,769
124,620	Virtus Global Multi-Sector Income Fund(a)	1,535,318
164,248	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,701,880
859,494	Western Asset Inflation-Linked Opportunities & Income Fund	9,385,674
409,710	Western Asset Inflation-Linked Securities & Income Fund	4,609,237
80,681	Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	1,672,517
107,393	Western Asset Premier Bond Fund(a)	1,411,144

		327,517,348

	Bonds/High Yield - 28.0%
1,067,822	AllianceBernstein Global High Income Fund, Inc.(a)	12,290,631
199,163	Allianzgi Convertible & Income 2024 Target(a)	1,790,475
217,416	Barings Global Short Duration High Yield Fund	3,815,651
1,547,417	BlackRock Corporate High Yield Fund, Inc.	15,721,757
662,433	BlackRock Debt Strategies Fund, Inc.	6,948,922
465,103	BlackRock Floating Rate Income Strategies Fund, Inc.(a)	5,976,573
292,393	BlackRock Floating Rate Income Trust	3,584,738
641,230	Credit Suisse Asset Management Income Fund, Inc.(a)	1,930,102
1,108,705	Credit Suisse High Yield Bond Fund	2,727,414
800,586	Dreyfus High Yield Strategies Fund(a)	2,401,758
494,645	Eaton Vance Floating-Rate Income Trust(a)	6,667,815
458,031	Eaton Vance Senior Floating-Rate Trust	6,000,206
481,642	First Trust High Income Long/Short Fund(a)	6,882,664
318,481	First Trust Senior Floating Rate 2022 Target Term Fund	2,824,926
369,238	First Trust Senior Floating Rate Income Fund II(a)	4,423,471
46,009	Guggenheim Credit Allocation Fund(a)	944,105
98,438	High Income Securities Fund	806,207
154,803	Invesco High Income 2023 Target Term Fund(a)(b)	1,591,375
204,507	Ivy High Income Opportunities Fund	2,734,259
221,117	KKR Income Opportunities Fund	3,383,090
282,425	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,570,067
263,524	Neuberger Berman High Yield Strategies Fund, Inc.	3,004,174
310,502	New America High Income Fund, Inc. (The)	2,661,002
205,384	Nuveen Credit Opportunities 2022 Target Term Fund	1,994,279
489,528	Nuveen Floating Rate Income Opportunity Fund	4,689,678
249,624	Nuveen NASDAQ 100 Dynamic Overwrite Fund	5,279,548
472,286	Nuveen Senior Income Fund(a)	2,725,090
109,391	Nuveen Short Duration Credit Opportunities Fund(a)	1,659,461
566,098	PGIM Global High Yield Fund, Inc.(a)	7,761,204
459,706	PGIM High Yield Bond Fund, Inc.(a)	6,403,705
472,217	PIMCO Corporate & Income Opportunity Fund(a)	8,617,960
113,971	Pioneer Diversified High Income Trust	1,608,131
362,020	Pioneer High Income Trust(a)	3,232,839
56,852	Stone Harbor Emerging Markets Total Income Fund	687,341
527,231	Templeton Emerging Markets Income Fund	5,209,042
2,064,271	Voya Prime Rate Trust	9,764,002
843,071	Wells Fargo Income Opportunities Fund(a)	6,592,815
383,037	Wells Fargo Multi-Sector Income Fund(a)	4,688,373

Schedule of Investments

827,388	Western Asset Emerging Markets Debt Fund, Inc.	$11,244,203
551,919	Western Asset Global High Income Fund, Inc.	5,292,903
1,063,468	Western Asset High Income Fund II, Inc.	6,891,273
1,583,178	Western Asset High Income Opportunity Fund, Inc.	7,710,077
281,402	Western Asset High Yield Defined Opportunity Fund, Inc.(a)	4,069,073

		207,802,379

	Domestic Equity - 1.9%
196,699	Guggenheim Strategic Opportunities Fund(a)	3,926,112
527,661	Nexpoint Strategic Opportunities Fund	9,814,495

		13,740,607

	Option Income - 26.0%
1,312,069	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	15,508,656
371,289	BlackRock Energy and Resources Trust	4,136,159
390,316	BlackRock Enhanced Capital and Income Fund, Inc.(a)	5,924,997
2,112,777	BlackRock Enhanced Equity Dividend Trust	17,578,305
854,105	BlackRock Enhanced Global Dividend Trust	8,728,953
1,357,943	BlackRock Enhanced International Dividend Trust	7,251,416
62,632	BlackRock Health Sciences Trust(a)	2,267,278
1,309,217	BlackRock Resources & Commodities Strategy Trust	9,740,574
137,815	BlackRock Science & Technology Trust(a)	4,246,080
445,037	Brookfield Real Assets Income Fund, Inc.	9,425,884
286,069	Cohen & Steers Global Income Builder, Inc.(a)	2,348,626
100,826	Columbia Seligman Premium Technology Growth Fund, Inc.	1,955,016
301,375	Eaton Vance Enhanced Equity Income Fund	4,213,223
307,906	Eaton Vance Enhanced Equity Income Fund II(a)	4,895,705
545,700	Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	5,014,983
161,705	Eaton Vance Tax-Managed Buy-Write Income Fund(a)	2,454,682
484,169	Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	6,788,049
1,154,927	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,958,281
835,035	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,874,380
2,363,533	Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	18,341,016
196,086	First Trust Dynamic Europe Equity Income Fund	2,574,609
174,771	First Trust Enhanced Equity Income Fund	2,560,395
258,107	GAMCO Natural Resources Gold & Income Trust(a)	1,375,710
313,139	Guggenheim Enhanced Equity Income Fund(a)	2,389,251
106,293	John Hancock Hedged Equity & Income Fund	1,447,711
233,199	Madison Covered Call & Equity Strategy Fund	1,478,482
264,174	Nuveen Dow 30sm Dynamic Overwrite Fund	4,472,466
783,790	Nuveen S&P 500 Buy-Write Income Fund	9,985,485
107,396	Nuveen S&P 500 Dynamic Overwrite Fund	1,610,940
151,058	Voya Asia Pacific High Dividend Equity Income Fund	1,285,504
222,947	Voya Global Advantage and Premium Opportunity Fund	2,300,813
1,071,876	Voya Global Equity Dividend and Premium Opportunity Fund(a)	6,752,819

216,194	Voya Infrastructure Industrials and Materials Fund	$2,477,583
137,192	Voya Natural Resources Equity Income Fund	628,339

		192,992,370

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $750,996,121)-100.0%	742,052,704

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.2%
6,882,278	Invesco Government & Agency Portfolio - Institutional Class 2.31%(c)(d)	6,882,278
2,295,004	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	2,295,693

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,177,971)	9,177,971

	Total Investments in Securities (Cost $760,174,092)-101.2%	751,230,675
	Other assets less liabilities-(1.2)%	(9,177,893)

	Net Assets-100.0%	$742,052,782

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2018..

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value May 31, 2019	Dividend Income
Invesco Bond Fund	$2,101,543	$493,836	$(356,595)	$124,309	$(3,993	)(a)	$2,359,100	$75,375
Invesco High Income 2023 Target Term Fund	1,507,127	583,594	(542,706)	47,692	(4,332)		1,591,375	70,758
Invesco Senior Income Trust	9,189,044	2,537,687	(1,195,290)	(303,126)	(61,154)		10,167,161	444,634

Total Investments in Affiliates	$12,797,714	$3,615,117	$(2,094,591)	$(131,125)	$(69,479)		$14,117,636	$590,767

(a)	Includes $9,469 of capital gains distributions from affiliated Underlying Funds.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.4%
	Advertising— 1.0%
$ 3,292,000	Lamar Media Corp.	5.750%	02/01/2026	$3,454,559
3,258,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	3,306,870

				6,761,429

	Aerospace/Defense— 1.6%
2,500,000	Arconic, Inc.	5.870	02/23/2022	2,607,388
2,505,000	Arconic, Inc.	5.900	02/01/2027	2,645,004
5,652,075	TransDigm, Inc.	6.500	07/15/2024	5,652,640

				10,905,032

	Airlines— 2.8%
4,944,000	Delta Air Lines, Inc.	3.625	03/15/2022	5,006,016
4,898,000	Delta Air Lines, Inc.	4.375	04/19/2028	4,925,623
9,536,100	United Continental Holdings, Inc.	4.250	10/01/2022	9,560,990

				19,492,629

	Apparel— 0.4%
3,192,000	Under Armour, Inc.	3.250	06/15/2026	2,949,362

	Auto Parts & Equipment— 2.2%
3,392,000	American Axle & Manufacturing, Inc.	6.250	04/01/2025	3,269,040
3,339,000	Dana, Inc.	5.500	12/15/2024	3,343,374
2,865,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	2,854,256
2,920,000	Goodyear Tire & Rubber Co. (The)(a)	5.000	05/31/2026	2,686,400
4,382,000	Tenneco, Inc.(a)	5.000	07/15/2026	3,346,753

				15,499,823

	Banks— 0.7%
2,278,000	CIT Group, Inc.	5.000	08/15/2022	2,368,027
2,189,000	CIT Group, Inc.	5.250	03/07/2025	2,317,888

				4,685,915

	Building Materials— 1.0%
1,743,000	Griffon Corp.	5.250	03/01/2022	1,740,821
1,822,000	Owens Corning	4.200	12/15/2022	1,885,281
1,870,000	Owens Corning	3.400	08/15/2026	1,813,728
1,452,000	US Concrete, Inc.	6.375	06/01/2024	1,484,670

				6,924,500

	Chemicals— 3.0%
500,000	Ashland LLC	4.750	08/15/2022	516,875
1,347,000	Blue Cube Spinco LLC	9.750	10/15/2023	1,485,067
4,996,000	CF Industries, Inc.	3.450	06/01/2023	4,877,345
1,641,000	Chemours Co. (The)	6.625	05/15/2023	1,641,000
1,726,000	Chemours Co. (The)	5.375	05/15/2027	1,570,660
1,832,000	Huntsman International LLC	5.125	11/15/2022	1,913,063
2,200,000	Huntsman International LLC	4.500	05/01/2029	2,229,097
1,635,000	Olin Corp.	5.125	09/15/2027	1,622,247
2,442,000	PolyOne Corp.	5.250	03/15/2023	2,530,522
2,231,000	Valvoline, Inc.(a)	4.375	08/15/2025	2,158,493

				20,544,369

	Commercial Services— 2.9%
5,735,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.500	04/01/2023	5,778,012
5,216,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	5,217,043
3,262,000	Service Corp. International	5.375	05/15/2024	3,351,705
5,065,000	United Rentals North America, Inc.	6.500	12/15/2026	5,381,563

				19,728,323

	Computers— 4.0%
6,093,000	EMC Corp.	3.375	06/01/2023	5,919,229
4,498,640	Leidos Holdings, Inc.	4.450	12/01/2020	4,546,776
3,785,000	NCR Corp.	6.375	12/15/2023	3,876,143
3,318,000	Seagate HDD Cayman(a)	4.250	03/01/2022	3,322,544
3,393,000	Seagate HDD Cayman	4.750	01/01/2025	3,368,367
7,077,000	Western Digital Corp.(a)	4.750	02/15/2026	6,728,599

				27,761,658

	Cosmetics/Personal Care— 0.4%
2,759,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,763,883

Schedule of Investments

	Distribution/Wholesale— 0.9%
$1,895,000	H&E Equipment Services, Inc.	5.625%	09/01/2025	$1,886,946
4,256,000	LKQ Corp.	4.750	05/15/2023	4,277,280

				6,164,226

	Diversified Financial Services— 2.7%
3,924,000	Ally Financial, Inc.	8.000	03/15/2020	4,066,245
250,000	Ally Financial, Inc.	5.750	11/20/2025	268,438
2,300,000	Credit Acceptance Corp.(b)	6.625	03/15/2026	2,392,000
4,650,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	4,935,455
3,276,000	Navient Corp., MTN	8.000	03/25/2020	3,378,375
3,500,000	Navient Corp.(a)	6.750	06/15/2026	3,526,250

				18,566,763

	Electric— 1.2%
2,973,000	AES Corp.	5.125	09/01/2027	3,047,325
660,000	DPL, Inc.	7.250	10/15/2021	705,375
4,541,000	NRG Energy, Inc.	6.625	01/15/2027	4,847,517

				8,600,217

	Electrical Components & Equipment— 0.5%
1,838,000	WESCO Distribution, Inc.	5.375	12/15/2021	1,856,380
1,849,000	WESCO Distribution, Inc.	5.375	06/15/2024	1,890,603

				3,746,983

	Electronics— 0.8%
700,000	ADT Security Corp. (The)	3.500	07/15/2022	680,750
2,340,000	Jabil, Inc.	4.700	09/15/2022	2,437,461
2,645,000	Jabil, Inc.	3.950	01/12/2028	2,523,065

				5,641,276

	Engineering & Construction— 1.2%
5,195,000	AECOM	5.125	03/15/2027	5,126,815
3,117,000	MasTec, Inc.	4.875	03/15/2023	3,159,859

				8,286,674

	Entertainment— 1.0%
1,800,000	Churchill Downs, Inc.(b)	5.500	04/01/2027	1,836,000
3,066,000	Cinemark USA, Inc.	4.875	06/01/2023	3,092,827
1,671,000	Eldorado Resorts, Inc.	6.000	04/01/2025	1,710,603

				6,639,430

	Environmental Control— 0.4%
1,410,000	Covanta Holding Corp.	5.875	03/01/2024	1,448,775
1,356,000	Covanta Holding Corp.	6.000	01/01/2027	1,388,571

				2,837,346

	Food— 1.2%
1,180,925	B&G Foods, Inc.	4.625	06/01/2021	1,182,401
1,224,000	B&G Foods, Inc.(a)	5.250	04/01/2025	1,188,045
3,299,000	Post Holdings, Inc.(b)	5.750	03/01/2027	3,331,990
2,781,000	TreeHouse Foods, Inc.	4.875	03/15/2022	2,787,953

				8,490,389

	Food Service— 0.7%
4,795,000	Aramark Services, Inc.	4.750	06/01/2026	4,777,019

	Healthcare-Products— 1.3%
3,265,000	Becton, Dickinson and Co.	2.894	06/06/2022	3,279,737
3,275,000	Becton, Dickinson and Co.	3.700	06/06/2027	3,355,036
2,667,000	Teleflex, Inc.	4.625	11/15/2027	2,644,997

				9,279,770

	Healthcare-Services— 6.7%
2,517,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,532,731
6,436,000	Centene Corp.	6.125	02/15/2024	6,726,457
5,959,000	DaVita, Inc.	5.125	07/15/2024	5,823,135
3,110,000	Encompass Health Corp.	5.750	11/01/2024	3,144,988
4,803,000	HCA, Inc.	7.500	02/15/2022	5,265,289
4,910,000	HCA, Inc.	5.375	02/01/2025	5,135,614
2,855,000	Magellan Health, Inc.	4.900	09/22/2024	2,755,075
4,298,000	Molina Healthcare, Inc.	5.375	11/15/2022	4,398,788
2,939,000	Tenet Healthcare Corp.	6.000	10/01/2020	3,030,256
3,027,000	Tenet Healthcare Corp.	5.125	05/01/2025	3,011,865
4,365,000	WellCare Health Plans, Inc.	5.250	04/01/2025	4,440,078

				46,264,276

	Home Builders— 2.6%
1,415,000	Century Communities, Inc.	5.875	07/15/2025	1,386,700
2,097,000	KB Home	7.000	12/15/2021	2,228,629
2,205,260	Lennar Corp.	4.500	11/15/2019	2,219,043
2,133,000	Lennar Corp.	4.750	11/29/2027	2,159,662
2,029,500	PulteGroup, Inc.	4.250	03/01/2021	2,047,258

Schedule of Investments

$1,813,000	PulteGroup, Inc.	5.500%	03/01/2026	$1,894,585
1,461,340	Toll Brothers Finance Corp.	4.375	04/15/2023	1,493,782
1,514,000	Toll Brothers Finance Corp.	4.875	03/15/2027	1,517,785
1,106,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,099,088
2,118,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	2,107,770

				18,154,302

	Home Furnishings— 0.4%
2,592,000	Tempur Sealy International, Inc.	5.500	06/15/2026	2,608,200

	Household Products/Wares— 0.7%
4,408,000	Spectrum Brands, Inc.	5.750	07/15/2025	4,495,940

	Housewares— 0.4%
2,902,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,014,452

	Insurance— 2.3%
3,845,000	CNO Financial Group, Inc.	5.250	05/30/2025	3,991,591
7,172,000	Genworth Holdings, Inc.	7.625	09/24/2021	6,938,910
2,475,000	MGIC Investment Corp.	5.750	08/15/2023	2,635,875
2,171,420	Radian Group, Inc.	4.500	10/01/2024	2,171,420

				15,737,796

	Internet— 2.6%
2,067,000	Expedia Group, Inc.	5.950	08/15/2020	2,142,853
2,317,000	Expedia Group, Inc.	3.800	02/15/2028	2,318,475
2,115,000	NetFlix, Inc.	4.875	04/15/2028	2,094,294
5,758,000	Symantec Corp.	4.200	09/15/2020	5,793,376
1,244,000	VeriSign, Inc.	4.625	05/01/2023	1,259,177
1,255,000	VeriSign, Inc.	4.750	07/15/2027	1,281,920
2,831,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	2,923,007

				17,813,102

	Iron/Steel— 3.1%
1,621,000	AK Steel Corp.(a)	7.500	07/15/2023	1,612,895
1,971,760	AK Steel Corp.(a)	7.000	03/15/2027	1,530,579
2,279,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,400,835
2,889,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	2,823,997
3,000,000	Cleveland-Cliffs, Inc.(b)	5.875	06/01/2027	2,797,500
3,001,000	Commercial Metals Co.	5.750	04/15/2026	2,944,731
2,021,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,028,579
1,895,220	Steel Dynamics, Inc.	5.500	10/01/2024	1,935,001
4,077,000	United States Steel Corp.(a)	6.875	08/15/2025	3,549,029

				21,623,146

	Lodging— 2.2%
2,328,000	Boyd Gaming Corp.	6.375	04/01/2026	2,406,803
4,003,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	4,028,019
1,955,000	Marriott Ownership Resorts, Inc.(b)	6.500	09/15/2026	2,030,756
2,453,000	MGM Resorts International	6.000	03/15/2023	2,581,782
2,550,000	MGM Resorts International	5.750	06/15/2025	2,687,063
1,395,000	Wyndham Destinations, Inc.	4.250	03/01/2022	1,390,536

				15,124,959

	Machinery-Diversified— 0.2%
1,375,000	Wabtec Corp.	4.950	09/15/2028	1,437,487

	Media— 4.9%
1,523,000	AMC Networks, Inc.	5.000	04/01/2024	1,516,832
1,500,000	AMC Networks, Inc.	4.750	08/01/2025	1,471,875
5,028,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	5,212,931
4,971,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	5,250,588
3,159,000	DISH DBS Corp.	6.750	06/01/2021	3,269,565
3,774,000	DISH DBS Corp.	7.750	07/01/2026	3,472,080
2,396,000	Meredith Corp.	6.875	02/01/2026	2,479,620
2,185,160	Nexstar Broadcasting, Inc.	5.875	11/15/2022	2,228,208
2,887,050	Sinclair Television Group, Inc.	6.125	10/01/2022	2,930,356
2,536,660	TEGNA, Inc.	6.375	10/15/2023	2,606,418
3,092,000	Tribune Media Co.	5.875	07/15/2022	3,141,317

				33,579,790

	Mining— 1.5%
3,883,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	3,810,194
3,842,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	3,721,937
1,319,000	Hecla Mining Co.	6.875	05/01/2021	1,236,563
1,633,000	Kaiser Aluminum Corp.	5.875	05/15/2024	1,665,660

				10,434,354

	Miscellaneous Manufacturing— 0.7%
1,550,000	EnPro Industries, Inc.	5.750	10/15/2026	1,561,625

Schedule of Investments

$3,379,000	Trinity Industries, Inc.	4.550%	10/01/2024	$3,243,016

				4,804,641

	Office/Business Equipment— 1.9%
4,359,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	4,424,385
3,900,000	Pitney Bowes, Inc.	4.625	03/15/2024	3,474,939
4,838,000	Xerox Corp.	4.500	05/15/2021	4,903,845

				12,803,169

	Oil & Gas— 12.2%
3,342,000	Anadarko Petroleum Corp.	4.850	03/15/2021	3,452,567
3,225,000	Anadarko Petroleum Corp.	5.550	03/15/2026	3,580,263
3,782,000	Antero Resources Corp.	5.625	06/01/2023	3,753,635
1,044,000	Callon Petroleum Co.	6.125	10/01/2024	1,038,571
1,426,000	Carrizo Oil & Gas, Inc.(a)	6.250	04/15/2023	1,326,180
4,167,000	Chesapeake Energy Corp.(a)	8.000	06/15/2027	3,708,630
2,100,000	Continental Resources, Inc.	4.500	04/15/2023	2,170,802
2,100,000	Continental Resources, Inc.	4.375	01/15/2028	2,162,027
2,585,000	Devon Energy Corp.	3.250	05/15/2022	2,616,056
2,285,000	Devon Energy Corp.	5.850	12/15/2025	2,644,560
3,560,000	Diamond Offshore Drilling, Inc.(a)	7.875	08/15/2025	3,212,900
2,086,000	Diamondback Energy, Inc.	4.750	11/01/2024	2,130,327
1,662,000	Gulfport Energy Corp.	6.000	10/15/2024	1,379,460
5,591,000	Hess Corp.	4.300	04/01/2027	5,619,644
645,000	Jagged Peak Energy LLC	5.875	05/01/2026	632,906
1,260,000	Laredo Petroleum, Inc.(a)	5.625	01/15/2022	1,165,500
2,791,000	Marathon Oil Corp.	2.800	11/01/2022	2,765,973
2,915,000	Marathon Oil Corp.	4.400	07/15/2027	3,026,123
1,151,000	Matador Resources Co.	5.875	09/15/2026	1,145,245
2,117,000	Murphy Oil Corp.	4.200	12/01/2022	2,083,772
2,123,000	Murphy Oil Corp.	5.750	08/15/2025	2,129,058
4,186,000	Murphy Oil USA, Inc.	6.000	08/15/2023	4,264,488
1,769,480	Nabors Industries, Inc.(a)	5.500	01/15/2023	1,561,035
1,887,000	Nabors Industries, Inc.	5.750	02/01/2025	1,544,415
4,756,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	4,845,175
1,934,000	PDC Energy, Inc.	6.125	09/15/2024	1,871,145
1,394,000	QEP Resources, Inc.	5.250	05/01/2023	1,320,815
1,475,000	QEP Resources, Inc.	5.625	03/01/2026	1,338,563
1,561,000	Range Resources Corp.	5.000	03/15/2023	1,463,438
1,630,000	Range Resources Corp.(a)	4.875	05/15/2025	1,426,250
1,346,000	SM Energy Co.	6.125	11/15/2022	1,308,985
1,386,000	SM Energy Co.(a)	6.750	09/15/2026	1,244,628
2,478,000	Southwestern Energy Co.	6.200	01/23/2025	2,316,162
1,225,000	SRC Energy, Inc.	6.250	12/01/2025	1,148,438
1,634,000	Unit Corp.	6.625	05/15/2021	1,544,130
1,244,230	Whiting Petroleum Corp.(a)	6.250	04/01/2023	1,208,458
1,294,000	Whiting Petroleum Corp.(a)	6.625	01/15/2026	1,190,480
1,358,000	WPX Energy, Inc.	6.000	01/15/2022	1,384,753
1,423,380	WPX Energy, Inc.	5.250	09/15/2024	1,405,588

				84,131,145

	Oil & Gas Services— 0.9%
1,728,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	1,624,320
3,115,000	Oceaneering International, Inc.	4.650	11/15/2024	2,974,825
2,445,620	SESI LLC	7.750	09/15/2024	1,626,337

				6,225,482

	Packaging & Containers— 2.3%
2,167,000	Ball Corp.	4.000	11/15/2023	2,185,961
2,140,000	Ball Corp.	5.250	07/01/2025	2,257,700
3,922,000	Berry Global, Inc.	5.125	07/15/2023	3,966,123
2,246,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	2,279,420
2,355,000	Crown Americas LLC/Crown Americas Capital Corp. VI	4.750	02/01/2026	2,373,840
3,041,000	Graphic Packaging International LLC	4.750	04/15/2021	3,098,019

				16,161,063

	Pharmaceuticals— 0.4%
1,300,000	Elanco Animal Health, Inc.(b)	4.272	08/28/2023	1,365,024
1,000,000	Elanco Animal Health, Inc.(b)	4.900	08/28/2028	1,084,407

				2,449,431

	Pipelines— 1.6%
2,978,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	3,208,795
2,297,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,285,515
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375	02/01/2027	505,000
4,853,660	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	4,780,855

				10,780,165

Schedule of Investments

	Real Estate— 0.3%
$2,162,000	Kennedy-Wilson, Inc.	5.875%	04/01/2024	$2,162,303

	REITs— 5.2%
1,061,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	1,071,292
1,061,000	CyrusOne LP/CyrusOne Finance Corp.	5.375	03/15/2027	1,096,809
4,676,000	Equinix, Inc.	5.375	05/15/2027	4,909,800
2,745,000	FelCor Lodging LP	6.000	06/01/2025	2,854,800
3,569,000	GEO Group, Inc. (The)	6.000	04/15/2026	3,292,402
1,429,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,457,008
1,480,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,568,356
4,989,000	Iron Mountain, Inc.	5.750	08/15/2024	4,961,660
2,602,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	2,575,980
2,503,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	2,528,030
1,885,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,912,710
3,047,000	SBA Communications Corp.	4.875	09/01/2024	3,029,023
2,424,000	Starwood Property Trust, Inc.	5.000	12/15/2021	2,444,071
2,474,000	Starwood Property Trust, Inc.	4.750	03/15/2025	2,455,445

				36,157,386

	Retail— 6.0%
3,136,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	3,222,240
5,784,000	Gap, Inc. (The)	5.950	04/12/2021	5,996,716
3,510,000	Group 1 Automotive, Inc.	5.000	06/01/2022	3,531,937
3,322,000	L Brands, Inc.	5.625	02/15/2022	3,421,660
3,920,000	L Brands, Inc.	5.250	02/01/2028	3,513,300
2,520,000	Party City Holdings, Inc.(a)(b)	6.625	08/01/2026	2,513,700
2,321,000	Penske Automotive Group, Inc.	5.750	10/01/2022	2,355,815
2,430,000	Penske Automotive Group, Inc.	5.500	05/15/2026	2,414,813
5,360,000	QVC, Inc.	4.375	03/15/2023	5,378,752
3,025,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	2,994,750
6,260,000	Yum! Brands, Inc.	3.750	11/01/2021	6,260,000

				41,603,683

	Semiconductors— 1.6%
3,400,000	Amkor Technology, Inc.(b)	6.625	09/15/2027	3,264,000
3,935,000	Micron Technology, Inc.	4.640	02/06/2024	4,013,111
3,900,000	Micron Technology, Inc.	5.327	02/06/2029	3,945,416

				11,222,527

	Software— 1.1%
2,509,000	CDK Global, Inc.	4.875	06/01/2027	2,468,229
2,977,000	Citrix Systems, Inc.	4.500	12/01/2027	3,015,772
2,397,640	Nuance Communications, Inc.	5.625	12/15/2026	2,454,608

				7,938,609

	Telecommunications— 4.0%
3,101,000	Anixter, Inc.	5.500	03/01/2023	3,225,040
4,900,000	Centurylink, Inc., Series G(a)	6.875	01/15/2028	4,753,000
4,668,000	CenturyLink, Inc., Series S	6.450	06/15/2021	4,866,390
1,503,150	Hughes Satellite Systems Corp.	7.625	06/15/2021	1,599,487
1,672,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	1,674,090
120,000	Sprint Capital Corp.	6.875	11/15/2028	125,250
500,000	Sprint Corp.	7.875	09/15/2023	537,500
5,251,000	T-Mobile USA, Inc.	4.000	04/15/2022	5,303,510
4,963,000	T-Mobile USA, Inc.	6.500	01/15/2026	5,248,372

				27,332,639

	Toys/Games/Hobbies— 0.7%
5,158,000	Mattel, Inc.	2.350	08/15/2021	4,874,310

	Total Corporate Bonds (Cost $691,023,567)			679,981,373

Number of Shares
	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 5.2%
26,767,927	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			26,767,927
8,950,126	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			8,952,811

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,720,738)			35,720,738

	Total Investments in Securities (Cost $726,744,305)— 103.6%			715,702,111
	Other assets less liabilities—(3.6)%			(25,167,944)

	Net Assets—100.0%			$690,534,167

Schedule of Investments

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $20,615,377, which represented 2.99% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.2%
	Advertising— 0.4%
$90,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$95,081
125,000	Interpublic Group of Cos., Inc. (The)	4.650	10/01/2028	133,703
182,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625	05/01/2022	186,638
175,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	176,576

				591,998

	Aerospace/Defense— 2.8%
400,000	Boeing Co. (The)	4.875	02/15/2020	406,568
402,000	Boeing Co. (The)	3.200	03/01/2029	406,639
300,000	General Dynamics Corp.	3.000	05/11/2021	303,809
240,000	General Dynamics Corp.	3.750	05/15/2028	256,308
216,000	Harris Corp.	4.400	06/15/2028	231,688
175,000	L3 Technologies, Inc.	3.850	06/15/2023	182,098
125,000	L3 Technologies, Inc.	4.400	06/15/2028	134,583
340,000	Lockheed Martin Corp.	2.500	11/23/2020	340,595
318,000	Lockheed Martin Corp.	3.550	01/15/2026	332,224
252,000	Northrop Grumman Corp.	2.550	10/15/2022	251,196
240,000	Northrop Grumman Corp.	3.250	01/15/2028	239,852
477,000	Raytheon Co.	2.500	12/15/2022	477,324
143,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	147,914
362,000	United Technologies Corp.	3.100	06/01/2022	366,754
375,000	United Technologies Corp.	4.125	11/16/2028	398,353

				4,475,905

	Agriculture— 1.7%
375,000	Altria Group, Inc.	2.850	08/09/2022	374,722
425,000	Altria Group, Inc.	2.625	09/16/2026	397,881
617,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	604,359
230,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	232,374
225,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	212,391
473,000	Philip Morris International, Inc.	2.500	11/02/2022	472,883
468,000	Philip Morris International, Inc.	3.250	11/10/2024	478,626

				2,773,236

	Airlines— 0.2%
387,000	Southwest Airlines Co.	2.650	11/05/2020	387,780

	Apparel— 0.6%
275,000	NIKE, Inc.	2.250	05/01/2023	274,589
275,000	NIKE, Inc.	2.375	11/01/2026	270,026
200,000	Tapestry, Inc.	4.250	04/01/2025	205,703
250,000	VF Corp.	3.500	09/01/2021	255,364

				1,005,682

	Auto Manufacturers— 1.1%
360,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	376,563
525,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	508,908
480,000	General Motors Financial Co., Inc.	3.200	07/06/2021	479,598
490,000	General Motors Financial Co., Inc.	4.350	01/17/2027	484,982

				1,850,051

	Auto Parts & Equipment— 0.3%
215,000	BorgWarner, Inc.	3.375	03/15/2025	219,399
275,000	Lear Corp.	5.250	01/15/2025	284,581

				503,980

	Banks— 9.6%
728,000	Bank of America Corp., GMTN	3.300	01/11/2023	741,490
715,000	Bank of America Corp., MTN	4.200	08/26/2024	748,974
339,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	333,575
300,000	Bank of New York Mellon Corp. (The), MTN	3.850	04/28/2028	323,140
291,000	BB&T Corp., MTN	2.450	01/15/2020	290,653
225,000	Branch Banking & Trust Co., BKNT	3.625	09/16/2025	232,273
684,000	Citigroup, Inc.	4.500	01/14/2022	714,971
660,000	Citigroup, Inc.	4.450	09/29/2027	690,748
100,000	Citizens Bank N.A., MTN	2.450	12/04/2019	99,942
250,000	Citizens Bank NA, BKNT	3.750	02/18/2026	259,944
300,000	Comerica, Inc.	3.700	07/31/2023	311,796
250,000	Discover Bank, BKNT	3.100	06/04/2020	250,790

Schedule of Investments

$125,000	Discover Bank, BKNT	3.450%	07/27/2026	$123,747
150,000	Fifth Third Bank, BKNT	2.250	06/14/2021	149,309
200,000	Fifth Third Bank, BKNT	3.950	07/28/2025	212,984
200,000	First Horizon National Corp.	3.500	12/15/2020	202,319
250,000	First Republic Bank	2.500	06/06/2022	249,444
450,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	483,946
500,000	Goldman Sachs Group, Inc. (The)	3.500	11/16/2026	501,425
142,000	Huntington Bancshares, Inc.	3.150	03/14/2021	143,320
165,000	Huntington Bancshares, Inc.	4.000	05/15/2025	174,507
815,000	JPMorgan Chase & Co.	4.500	01/24/2022	853,805
860,000	JPMorgan Chase & Co.	2.950	10/01/2026	852,128
200,000	KeyBank N.A., BKNT	3.300	06/01/2025	206,419
185,000	KeyCorp, MTN	5.100	03/24/2021	193,106
150,000	Manufacturers & Traders Trust Co.	2.625	01/25/2021	150,275
175,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	176,683
450,000	Morgan Stanley	3.625	01/20/2027	458,542
440,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	459,109
200,000	Northern Trust Corp.	3.450	11/04/2020	203,328
180,000	Northern Trust Corp.	3.950	10/30/2025	191,444
250,000	PNC Bank NA, BKNT	2.150	04/29/2021	248,425
275,000	PNC Bank NA, BKNT	4.050	07/26/2028	291,545
405,000	Regions Financial Corp.	3.200	02/08/2021	408,090
296,000	State Street Corp.	2.550	08/18/2020	296,547
295,000	State Street Corp.	3.550	08/18/2025	308,462
250,000	SunTrust Bank/Atlanta GA, Series BNKT	3.200	04/01/2024	254,858
250,000	SunTrust Banks, Inc.	4.000	05/01/2025	264,845
442,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	430,759
350,000	U.S. Bank N.A., BKNT	2.125	10/28/2019	349,559
814,000	Wells Fargo & Co., MTN	2.625	07/22/2022	812,309
791,000	Wells Fargo & Co.	3.000	04/22/2026	783,711

				15,433,246

	Beverages— 1.7%
455,000	Coca-Cola Co. (The)	3.300	09/01/2021	465,150
403,000	Coca-Cola Co. (The)	2.875	10/27/2025	410,581
131,000	Constellation Brands, Inc.	4.250	05/01/2023	137,836
150,000	Constellation Brands, Inc.	3.600	02/15/2028	151,076
150,000	Keurig Dr Pepper, Inc.(a)	4.057	05/25/2023	155,978
125,000	Keurig Dr Pepper, Inc.(a)	4.597	05/25/2028	133,598
160,000	Molson Coors Brewing Co.	2.100	07/15/2021	158,092
160,000	Molson Coors Brewing Co.	3.000	07/15/2026	155,488
440,000	PepsiCo, Inc.	2.750	03/01/2023	445,499
450,000	PepsiCo, Inc.	3.000	10/15/2027	456,384

				2,669,682

	Biotechnology— 1.2%
307,000	Amgen, Inc.	3.875	11/15/2021	315,155
350,000	Amgen, Inc.	2.600	08/19/2026	337,840
173,000	Biogen, Inc.	2.900	09/15/2020	173,539
152,000	Biogen, Inc.	4.050	09/15/2025	159,420
190,000	Celgene Corp.	2.875	08/15/2020	190,989
145,000	Celgene Corp.	3.875	08/15/2025	152,440
311,000	Gilead Sciences, Inc.	2.550	09/01/2020	311,372
324,000	Gilead Sciences, Inc.	3.650	03/01/2026	336,192

				1,976,947

	Building Materials— 0.4%
66,000	Fortune Brands Home & Security, Inc.	4.000	09/21/2023	68,719
75,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	77,249
200,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	197,212
215,000	Masco Corp.	4.375	04/01/2026	222,269

				565,449

	Chemicals— 2.3%
200,000	Celanese US Holdings LLC	4.625	11/15/2022	210,534
400,000	Dupont de Nemours, Inc.	4.205	11/15/2023	421,090
410,000	Dupont de Nemours, Inc.	4.725	11/15/2028	448,036
125,000	Eastman Chemical Co.	3.600	08/15/2022	127,895
150,000	Eastman Chemical Co.	3.800	03/15/2025	155,875
300,000	LYB International Finance II BV	3.500	03/02/2027	291,639
250,000	LyondellBasell Industries N.V.	5.750	04/15/2024	276,758
130,000	Mosaic Co. (The)	4.250	11/15/2023	136,444
150,000	Mosaic Co. (The)	4.050	11/15/2027	151,507
180,000	PPG Industries, Inc.	3.600	11/15/2020	182,790
200,000	PPG Industries, Inc.(b)	3.750	03/15/2028	207,239
250,000	Praxair, Inc.	2.450	02/15/2022	251,111

Schedule of Investments

$250,000	Praxair, Inc.	3.200%	01/30/2026	$257,322
200,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	199,133
155,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	154,671
259,000	Westlake Chemical Corp.	3.600	08/15/2026	256,306

				3,728,350

	Commercial Services— 0.9%
200,000	Automatic Data Processing, Inc.	2.250	09/15/2020	200,148
200,000	Automatic Data Processing, Inc.	3.375	09/15/2025	208,588
200,000	Block Financial LLC	4.125	10/01/2020	203,352
142,000	Ecolab, Inc.	4.350	12/08/2021	148,561
180,000	Ecolab, Inc.	2.700	11/01/2026	177,821
207,000	Equifax, Inc.	3.300	12/15/2022	210,362
100,000	Total System Services, Inc.	3.800	04/01/2021	101,575
60,000	Total System Services, Inc.	4.800	04/01/2026	64,584
175,000	Verisk Analytics, Inc.	4.000	06/15/2025	184,774

				1,499,765

	Computers— 3.0%
835,000	Apple, Inc.	2.400	05/03/2023	833,810
835,000	Apple, Inc.	3.250	02/23/2026	856,308
300,000	Dell International LLC/EMC Corp.(a)	4.420	06/15/2021	307,478
300,000	Dell International LLC/EMC Corp.(a)	6.020	06/15/2026	324,436
300,000	DXC Technology Co.	4.250	04/15/2024	310,983
229,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	231,753
225,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	240,070
477,000	HP, Inc.	4.650	12/09/2021	499,616
500,000	International Business Machines Corp.	3.000	05/15/2024	504,471
550,000	International Business Machines Corp.	3.450	02/19/2026	562,873
237,000	NetApp, Inc.	3.375	06/15/2021	239,866

				4,911,664

	Cosmetics/Personal Care— 1.2%
450,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	467,981
180,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	179,111
180,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	184,113
593,000	Procter & Gamble Co. (The)	2.150	08/11/2022	592,509
525,000	Procter & Gamble Co. (The)	2.450	11/03/2026	518,135

				1,941,849

	Diversified Financial Services— 4.5%
150,000	Aircastle Ltd.	5.000	04/01/2023	156,639
365,000	American Express Co.	2.500	08/01/2022	363,355
350,000	American Express Credit Corp., MTN	3.300	05/03/2027	361,356
200,000	Ameriprise Financial, Inc.	4.000	10/15/2023	210,418
250,000	Ameriprise Financial, Inc.	2.875	09/15/2026	246,734
304,000	BlackRock, Inc.	3.500	03/18/2024	318,261
300,000	BlackRock, Inc.	3.200	03/15/2027	306,617
415,000	Capital One Financial Corp.	2.500	05/12/2020	414,271
352,000	Capital One Financial Corp.	4.200	10/29/2025	364,552
245,000	Charles Schwab Corp. (The)	4.450	07/22/2020	250,514
255,000	Charles Schwab Corp. (The)	3.200	03/02/2027	259,582
200,000	CME Group, Inc.	3.000	09/15/2022	203,962
225,000	CME Group, Inc.	3.000	03/15/2025	230,548
275,000	E*TRADE Financial Corp.	2.950	08/24/2022	275,856
525,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	519,888
575,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	568,752
125,000	Jefferies Group LLC	6.875	04/15/2021	133,639
150,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	152,089
200,000	Mastercard, Inc.	3.375	04/01/2024	208,216
200,000	Mastercard, Inc.	2.950	11/21/2026	202,596
100,000	Nasdaq, Inc.	4.250	06/01/2024	106,320
250,000	Raymond James Financial, Inc.	3.625	09/15/2026	252,792
160,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	161,864
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	152,711
274,000	Visa, Inc.	2.200	12/14/2020	273,584
270,000	Visa, Inc.	3.150	12/14/2025	278,100
275,000	Western Union Co. (The)	3.600	03/15/2022	280,090

				7,253,306

	Electric— 5.1%
250,000	American Electric Power Co., Inc.	3.200	11/13/2027	250,784
175,000	Consolidated Edison Co. of New York, Inc., Series D	4.000	12/01/2028	189,195
240,000	Consolidated Edison, Inc.	2.000	05/15/2021	238,099
278,000	Dominion Energy, Inc.	2.579	07/01/2020	277,215
240,000	Dominion Energy, Inc.	3.900	10/01/2025	252,259
200,000	DTE Energy Co.	2.850	10/01/2026	195,388

Schedule of Investments

$200,000	DTE Energy Co., Series D	3.700%	08/01/2023	$207,481
350,000	Duke Energy Corp.	3.750	04/15/2024	364,554
377,000	Duke Energy Corp.	2.650	09/01/2026	363,886
200,000	Edison International(b)	4.125	03/15/2028	190,537
200,000	Entergy Corp.	4.000	07/15/2022	207,313
223,000	Entergy Corp.	2.950	09/01/2026	219,328
200,000	Eversource Energy, Series K	2.750	03/15/2022	201,204
300,000	Exelon Corp.	3.950	06/15/2025	315,195
302,000	Exelon Generation Co. LLC	2.950	01/15/2020	302,330
200,000	FirstEnergy Corp., Series B	4.250	03/15/2023	209,683
200,000	FirstEnergy Corp., Series B	3.900	07/15/2027	205,183
221,000	Interstate Power & Light Co.	3.250	12/01/2024	226,662
300,000	NextEra Energy Capital Holdings, Inc.	2.900	04/01/2022	302,582
236,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	242,928
150,000	NSTAR Electric Co.	3.200	05/15/2027	153,169
205,000	Ohio Power Co., Series M	5.375	10/01/2021	218,589
226,000	PPL Capital Funding, Inc.	3.400	06/01/2023	229,802
225,000	PPL Capital Funding, Inc.	3.100	05/15/2026	220,908
425,000	PSEG Power LLC	3.000	06/15/2021	427,545
216,000	Sempra Energy	2.400	03/15/2020	215,598
210,000	Sempra Energy	3.400	02/01/2028	206,964
204,000	Southern California Edison Co., Series C	3.500	10/01/2023	208,251
320,000	Southern Co. (The)	2.350	07/01/2021	318,126
289,000	Southern Co. (The)	3.250	07/01/2026	288,990
155,000	WEC Energy Group, Inc.	3.375	06/15/2021	157,534
154,000	WEC Energy Group, Inc.	3.550	06/15/2025	159,928
218,000	Xcel Energy, Inc.	4.700	05/15/2020	219,896
200,000	Xcel Energy, Inc.	3.300	06/01/2025	203,819

				8,190,925

	Electrical Components & Equipment— 0.3%
250,000	Emerson Electric Co.	2.625	02/15/2023	252,909
200,000	Emerson Electric Co.	3.150	06/01/2025	205,253

				458,162

	Electronics— 1.8%
200,000	Agilent Technologies, Inc.	3.875	07/15/2023	208,032
100,000	Amphenol Corp.	4.000	02/01/2022	103,413
100,000	Amphenol Corp.	4.350	06/01/2029	106,852
300,000	Arrow Electronics, Inc.	3.875	01/12/2028	296,394
300,000	Avnet, Inc.	4.625	04/15/2026	310,288
150,000	Flex Ltd.	5.000	02/15/2023	156,442
200,000	Flex Ltd.	4.750	06/15/2025	207,772
100,000	Fortive Corp.	2.350	06/15/2021	99,452
102,000	Fortive Corp.	3.150	06/15/2026	101,074
370,000	Honeywell International, Inc.	1.850	11/01/2021	365,485
301,000	Honeywell International, Inc.	2.500	11/01/2026	295,848
130,000	Keysight Technologies, Inc.	4.600	04/06/2027	137,628
150,000	Tech Data Corp.	3.700	02/15/2022	151,811
161,000	Tech Data Corp.	4.950	02/15/2027	166,159
140,000	Trimble, Inc.	4.900	06/15/2028	144,727

				2,851,377

	Engineering & Construction— 0.2%
310,000	Fluor Corp.	3.500	12/15/2024	314,066

	Environmental Control— 0.5%
165,000	Republic Services, Inc.	3.550	06/01/2022	169,006
186,000	Republic Services, Inc.	3.950	05/15/2028	197,354
205,000	Waste Management, Inc.	4.750	06/30/2020	209,698
200,000	Waste Management, Inc.	3.450	06/15/2029	204,857

				780,915

	Food— 3.3%
135,000	Campbell Soup Co.	3.650	03/15/2023	137,748
175,000	Campbell Soup Co.	4.150	03/15/2028	177,293
170,000	ConAgra Brands, Inc.	3.800	10/22/2021	173,784
107,000	ConAgra Brands, Inc.	4.850	11/01/2028	115,028
250,000	General Mills, Inc.	3.150	12/15/2021	253,006
245,000	General Mills, Inc.(b)	4.200	04/17/2028	258,341
150,000	Hershey Co. (The)	3.375	05/15/2023	155,521
175,000	Hershey Co. (The)	2.300	08/15/2026	170,693
200,000	Ingredion, Inc.	3.200	10/01/2026	196,636
150,000	JM Smucker Co. (The)	3.500	10/15/2021	152,568
150,000	JM Smucker Co. (The)	3.500	03/15/2025	153,340
193,000	Kellogg Co.	4.000	12/15/2020	197,099

Schedule of Investments

$200,000	Kellogg Co.	3.250%	04/01/2026	$198,804
321,000	Kraft Heinz Foods Co.	3.500	06/06/2022	326,804
295,000	Kraft Heinz Foods Co.	3.950	07/15/2025	299,906
300,000	Kroger Co. (The)	6.150	01/15/2020	306,442
350,000	Kroger Co. (The)	2.650	10/15/2026	331,754
85,000	McCormick & Co., Inc.	2.700	08/15/2022	84,952
100,000	McCormick & Co., Inc.	3.400	08/15/2027	101,153
300,000	Mondelez International, Inc.	4.000	02/01/2024	315,994
300,000	Mondelez International, Inc.	4.125	05/07/2028	321,069
255,000	Sysco Corp.	2.600	10/01/2020	254,945
240,000	Sysco Corp.	3.300	07/15/2026	241,723
222,000	Tyson Foods, Inc.	2.650	08/15/2019	221,949
200,000	Tyson Foods, Inc.	3.950	08/15/2024	209,239

				5,355,791

	Forest Products & Paper— 0.3%
467,000	International Paper Co.	3.000	02/15/2027	452,010

	Gas— 0.4%
200,000	Atmos Energy Corp.	3.000	06/15/2027	201,355
130,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	133,614
115,000	National Fuel Gas Co.	3.750	03/01/2023	116,799
100,000	NiSource, Inc.	2.650	11/17/2022	99,415
120,000	NiSource, Inc.	3.490	05/15/2027	121,870

				673,053

	Hand/Machine Tools— 0.2%
200,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	202,732
170,000	Stanley Black & Decker, Inc.	4.250	11/15/2028	185,366

				388,098

	Healthcare-Products— 1.7%
275,000	Abbott Laboratories	2.900	11/30/2021	277,606
228,000	Abbott Laboratories	3.750	11/30/2026	240,851
375,000	Baxter International, Inc.	2.600	08/15/2026	366,546
125,000	Boston Scientific Corp.	3.450	03/01/2024	128,509
125,000	Boston Scientific Corp.	4.000	03/01/2028	130,908
175,000	Danaher Corp.	2.400	09/15/2020	174,857
200,000	Danaher Corp.	3.350	09/15/2025	206,012
142,000	Edwards Lifesciences Corp.	4.300	06/15/2028	150,938
170,000	Stryker Corp.	2.625	03/15/2021	169,817
150,000	Stryker Corp.	3.500	03/15/2026	154,755
210,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	222,548
225,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	222,105
154,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	153,822
150,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	152,084

				2,751,358

	Healthcare-Services— 2.0%
310,000	Anthem, Inc.	3.125	05/15/2022	313,057
325,000	Anthem, Inc.	3.650	12/01/2027	327,956
250,000	HCA, Inc.	5.875	03/15/2022	267,555
262,000	HCA, Inc.	5.250	06/15/2026	281,768
210,000	Humana, Inc.	3.150	12/01/2022	212,231
238,000	Humana, Inc.	3.950	03/15/2027	242,204
100,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	102,310
150,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	152,159
150,000	Quest Diagnostics, Inc.	4.700	04/01/2021	155,228
150,000	Quest Diagnostics, Inc.	3.500	03/30/2025	153,561
487,000	UnitedHealth Group, Inc.	2.700	07/15/2020	488,182
450,000	UnitedHealth Group, Inc.	3.750	07/15/2025	472,705

				3,168,916

	Home Builders— 0.2%
205,000	DR Horton, Inc.	4.000	02/15/2020	206,592
175,000	NVR, Inc.	3.950	09/15/2022	181,347

				387,939

	Home Furnishings— 0.4%
200,000	Leggett & Platt, Inc.	3.500	11/15/2027	195,079
350,000	Whirlpool Corp.	4.750	02/26/2029	369,460

				564,539

	Household Products/Wares— 0.6%
200,000	Avery Dennison Corp.	4.875	12/06/2028	218,233
124,000	Clorox Co. (The)	3.050	09/15/2022	126,276
150,000	Clorox Co. (The)	3.500	12/15/2024	156,039
455,000	Kimberly-Clark Corp.	3.950	11/01/2028	494,213

				994,761

Schedule of Investments

	Housewares— 0.3%
$116,000	Newell Brands, Inc.	3.850%	04/01/2023	$116,862
175,000	Newell Brands, Inc.	4.200	04/01/2026	170,585
130,000	Tupperware Brands Corp.	4.750	06/01/2021	133,864

				421,311

	Insurance— 7.7%
300,000	Aflac, Inc.	3.625	06/15/2023	313,432
270,000	Aflac, Inc.	3.625	11/15/2024	280,749
255,000	Allstate Corp. (The)	3.150	06/15/2023	261,658
265,000	Allstate Corp. (The)	3.280	12/15/2026	273,714
405,000	American International Group, Inc.	4.875	06/01/2022	429,860
400,000	American International Group, Inc.	3.900	04/01/2026	410,266
315,000	AON Corp.	3.750	05/02/2029	321,016
250,000	Arch Capital Finance LLC	4.011	12/15/2026	265,159
250,000	AXA Equitable Holdings, Inc.	3.900	04/20/2023	259,224
250,000	AXA Equitable Holdings, Inc.	4.350	04/20/2028	257,456
744,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	751,303
751,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	763,458
495,000	Brighthouse Financial, Inc.	3.700	06/22/2027	461,601
150,000	Brown & Brown, Inc.	4.200	09/15/2024	156,144
300,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	299,887
275,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	283,170
200,000	CNA Financial Corp.	3.900	05/01/2029	204,383
505,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	539,074
250,000	Lincoln National Corp.	4.000	09/01/2023	263,160
225,000	Lincoln National Corp.	3.800	03/01/2028	233,067
200,000	Loews Corp.	2.625	05/15/2023	200,270
200,000	Loews Corp.	3.750	04/01/2026	209,184
186,000	Marsh & McLennan Cos., Inc.	3.875	03/15/2024	194,773
200,000	Marsh & McLennan Cos., Inc.	4.375	03/15/2029	215,430
470,000	MetLife, Inc.	3.600	04/10/2024	492,195
400,000	MetLife, Inc.	3.600	11/13/2025	416,407
225,000	Old Republic International Corp.	3.875	08/26/2026	226,359
168,000	Progressive Corp. (The)	3.750	08/23/2021	173,053
207,000	Progressive Corp. (The)	2.450	01/15/2027	201,170
450,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	470,004
425,000	Prudential Financial, Inc., MTN	3.878	03/27/2028	453,021
425,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	425,582
313,000	Reinsurance Group of America, Inc.	3.900	05/15/2029	318,663
225,000	Torchmark Corp.	4.550	09/15/2028	243,816
572,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	584,229
466,000	Voya Financial, Inc.	3.650	06/15/2026	470,910
125,000	Willis North America, Inc.	4.500	09/15/2028	132,529

				12,455,376

	Internet— 1.5%
443,000	Alphabet, Inc.	3.625	05/19/2021	455,114
507,000	Alphabet, Inc.	1.998	08/15/2026	485,697
390,000	Amazon.com, Inc.	2.500	11/29/2022	392,165
417,000	Amazon.com, Inc.	3.150	08/22/2027	428,780
150,000	Booking Holdings, Inc.	2.750	03/15/2023	150,959
175,000	Booking Holdings, Inc.	3.600	06/01/2026	181,470
166,000	eBay, Inc.	2.600	07/15/2022	165,522
150,000	eBay, Inc.	3.600	06/05/2027	150,200

				2,409,907

	Iron/Steel— 0.4%
200,000	Nucor Corp.	4.125	09/15/2022	209,855
169,000	Nucor Corp.	3.950	05/01/2028	177,442
253,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	264,525

				651,822

	Leisure Time— 0.4%
400,000	Carnival Corp.	3.950	10/15/2020	407,249
150,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	161,975
155,000	Royal Caribbean Cruises Ltd.	3.700	03/15/2028	152,734

				721,958

	Lodging— 0.2%
155,000	Marriott International, Inc.	2.300	01/15/2022	152,813
150,000	Marriott International, Inc., Series R	3.125	06/15/2026	148,032

				300,845

	Machinery-Construction & Mining— 0.4%
622,000	Caterpillar, Inc.	3.900	05/27/2021	641,398

Schedule of Investments

	Machinery-Diversified— 0.9%
$357,000	Cummins, Inc.	3.650%	10/01/2023	$373,418
279,000	Deere & Co.	2.600	06/08/2022	279,350
185,000	Flowserve Corp.	3.500	09/15/2022	187,395
250,000	John Deere Capital Corp., MTN	3.450	03/13/2025	260,215
125,000	Roper Technologies, Inc.	3.000	12/15/2020	125,728
100,000	Roper Technologies, Inc.	3.800	12/15/2026	103,010
100,000	Xylem, Inc.	4.875	10/01/2021	104,737
75,000	Xylem, Inc.	3.250	11/01/2026	75,125

				1,508,978

	Media— 1.8%
201,000	CBS Corp.	3.375	03/01/2022	204,599
200,000	CBS Corp.	4.000	01/15/2026	204,939
450,000	Comcast Corp.	3.700	04/15/2024	469,825
450,000	Comcast Corp.	4.150	10/15/2028	483,564
160,000	Discovery Communications LLC	2.950	03/20/2023	160,055
150,000	Discovery Communications LLC	3.950	03/20/2028	150,827
390,000	TWDC Enterprises 18 Corp., GMTN	2.350	12/01/2022	388,972
400,000	TWDC Enterprises 18 Corp., MTN(b)	2.950	06/15/2027	406,355
358,000	Viacom, Inc.	4.250	09/01/2023	373,161

				2,842,297

	Mining— 0.2%
290,000	Newmont Goldcorp Corp.	3.500	03/15/2022	294,548

	Miscellaneous Manufacturing— 1.5%
325,000	3M Co., MTN	3.250	02/14/2024	335,518
355,000	3M Co.	2.875	10/15/2027	353,002
130,000	Carlisle Cos., Inc.	3.750	12/01/2027	129,869
230,000	Eaton Corp.	2.750	11/02/2022	230,555
245,000	Eaton Corp.	3.103	09/15/2027	245,195
200,000	Illinois Tool Works, Inc.	3.500	03/01/2024	209,645
204,000	Illinois Tool Works, Inc.	2.650	11/15/2026	203,611
150,000	Ingersoll-Rand Global Holding Co. Ltd.	4.250	06/15/2023	157,941
150,000	Ingersoll-Rand Luxembourg Finance SA	3.800	03/21/2029	153,308
325,000	Parker-Hannifin Corp.	3.250	03/01/2027	327,571

				2,346,215

	Oil & Gas— 5.3%
125,000	Apache Corp.	3.250	04/15/2022	125,967
125,000	Apache Corp.(b)	4.375	10/15/2028	127,571
642,000	Chevron Corp.	2.355	12/05/2022	641,482
605,000	Chevron Corp.	2.954	05/16/2026	615,318
111,000	Cimarex Energy Co.	4.375	06/01/2024	116,155
75,000	Cimarex Energy Co.	3.900	05/15/2027	76,597
230,000	Concho Resources, Inc.	3.750	10/01/2027	233,347
525,000	ConocoPhillips Holding Co.	6.950	04/15/2029	682,655
200,000	EOG Resources, Inc.	2.625	03/15/2023	200,034
200,000	EOG Resources, Inc.	4.150	01/15/2026	214,073
100,000	EQT Corp.	3.900	10/01/2027	95,417
845,000	Exxon Mobil Corp.	2.222	03/01/2021	844,627
785,000	Exxon Mobil Corp.	3.043	03/01/2026	802,073
320,000	HollyFrontier Corp.	5.875	04/01/2026	345,257
150,000	Marathon Oil Corp.	2.800	11/01/2022	148,655
150,000	Marathon Oil Corp.	4.400	07/15/2027	155,718
293,000	Marathon Petroleum Corp.	5.125	03/01/2021	305,363
309,000	Marathon Petroleum Corp.	3.625	09/15/2024	314,986
125,000	Noble Energy, Inc.	4.150	12/15/2021	128,766
137,000	Noble Energy, Inc.	3.900	11/15/2024	140,702
325,000	Occidental Petroleum Corp.	2.700	02/15/2023	324,095
300,000	Occidental Petroleum Corp.	3.400	04/15/2026	300,559
325,000	Phillips 66	4.300	04/01/2022	339,758
335,000	Phillips 66	3.900	03/15/2028	345,055
155,000	Pioneer Natural Resources Co.	3.950	07/15/2022	160,469
87,000	Pioneer Natural Resources Co.	4.450	01/15/2026	92,900
700,000	Valero Energy Corp.	3.400	09/15/2026	693,767

				8,571,366

	Oil & Gas Services— 1.0%
225,000	Halliburton Co.	3.500	08/01/2023	230,839
217,000	Halliburton Co.	3.800	11/15/2025	223,589
344,000	National Oilwell Varco, Inc.	2.600	12/01/2022	339,027
150,000	Patterson-UTI Energy, Inc.	3.950	02/01/2028	145,847
680,000	Schlumberger Investment SA	3.650	12/01/2023	707,278

				1,646,580

Schedule of Investments

	Packaging & Containers— 0.3%
$104,000	Packaging Corp. of America	4.500%	11/01/2023	$110,377
90,000	Packaging Corp. of America	3.400	12/15/2027	90,190
270,000	Wrkco, Inc.	4.900	03/15/2029	292,823

				493,390

	Pharmaceuticals— 5.9%
330,000	AbbVie, Inc.	2.500	05/14/2020	329,223
362,000	AbbVie, Inc.	3.600	05/14/2025	369,086
236,000	Allergan Funding SCS	3.000	03/12/2020	236,300
225,000	Allergan Funding SCS	3.800	03/15/2025	226,622
250,000	AmerisourceBergen Corp.	3.500	11/15/2021	253,621
300,000	AmerisourceBergen Corp.	3.450	12/15/2027	296,031
300,000	Bristol-Myers Squibb Co.(a)	2.600	05/16/2022	302,157
313,000	Bristol-Myers Squibb Co.(a)	3.400	07/26/2029	320,736
315,000	Cardinal Health, Inc.	2.616	06/15/2022	312,487
308,000	Cardinal Health, Inc.	3.410	06/15/2027	298,304
200,000	Cigna Corp.(a)	3.750	07/15/2023	205,341
204,000	Cigna Corp.(a)	4.375	10/15/2028	214,006
425,000	CVS Health Corp.	3.700	03/09/2023	434,144
450,000	CVS Health Corp.	4.300	03/25/2028	463,862
250,000	Eli Lilly & Co.	2.350	05/15/2022	250,024
300,000	Eli Lilly & Co.	3.375	03/15/2029	311,187
183,000	Express Scripts Holding Co.	4.750	11/15/2021	191,883
571,000	Johnson & Johnson	2.250	03/03/2022	572,639
568,000	Johnson & Johnson	2.450	03/01/2026	560,212
375,000	McKesson Corp.	3.796	03/15/2024	386,822
400,000	McKesson Corp.(b)	3.950	02/16/2028	407,440
465,000	Merck & Co., Inc.	2.800	05/18/2023	472,229
475,000	Merck & Co., Inc.	2.750	02/10/2025	477,567
180,000	Mylan N.V.	3.950	06/15/2026	169,140
171,000	Mylan NV	3.150	06/15/2021	170,169
550,000	Pfizer, Inc.	1.950	06/03/2021	547,220
525,000	Pfizer, Inc.	3.000	12/15/2026	531,703
125,000	Zoetis, Inc.	3.250	02/01/2023	126,964
100,000	Zoetis, Inc.	3.000	09/12/2027	98,561

				9,535,680

	Pipelines— 0.9%
144,000	Enable Midstream Partners LP	4.400	03/15/2027	141,754
283,000	Kinder Morgan, Inc.	3.050	12/01/2019	283,277
287,000	Kinder Morgan, Inc.	4.300	06/01/2025	301,278
130,000	ONEOK Partners LP	3.375	10/01/2022	131,988
150,000	ONEOK, Inc.	4.550	07/15/2028	158,158
213,000	Williams Cos., Inc. (The)	3.600	03/15/2022	216,664
225,000	Williams Cos., Inc. (The)	4.000	09/15/2025	234,123

				1,467,242

	Real Estate— 0.2%
250,000	CBRE Services, Inc.	4.875	03/01/2026	268,562

	REITs— 4.4%
100,000	Alexandria Real Estate Equities, Inc.	4.000	01/15/2024	104,734
115,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	117,214
100,000	American Homes 4 Rent LP	4.250	02/15/2028	101,501
150,000	American Tower Corp.	3.500	01/31/2023	153,593
176,000	American Tower Corp.	3.375	10/15/2026	174,894
275,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	282,899
150,000	Boston Properties LP	4.125	05/15/2021	153,864
165,000	Boston Properties LP	3.650	02/01/2026	168,811
89,000	Brixmor Operating Partnership LP	3.875	08/15/2022	90,997
100,000	Brixmor Operating Partnership LP	3.850	02/01/2025	101,614
165,000	Crown Castle International Corp.	5.250	01/15/2023	177,413
200,000	Crown Castle International Corp.	3.650	09/01/2027	200,682
100,000	Digital Realty Trust LP	3.950	07/01/2022	103,604
150,000	Digital Realty Trust LP	3.700	08/15/2027	152,119
130,000	ERP Operating LP	4.625	12/15/2021	136,098
150,000	ERP Operating LP	2.850	11/01/2026	149,022
225,000	Essex Portfolio LP	3.500	04/01/2025	229,301
155,000	HCP, Inc.	4.000	12/01/2022	161,025
141,000	HCP, Inc.	3.875	08/15/2024	146,375
150,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	151,870
173,000	Hospitality Properties Trust	5.000	08/15/2022	181,029
260,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	264,526
105,000	Kimco Realty Corp.	3.400	11/01/2022	107,010
100,000	Kimco Realty Corp.	3.300	02/01/2025	101,115

Schedule of Investments

$105,000	LifeStorage LP	3.500%	07/01/2026	$103,257
200,000	Mid-America Apartments LP	3.600	06/01/2027	203,621
50,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	51,631
100,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	106,736
125,000	Prologis LP	4.250	08/15/2023	133,015
135,000	Prologis LP	3.750	11/01/2025	142,705
130,000	Public Storage	2.370	09/15/2022	129,720
155,000	Public Storage	3.094	09/15/2027	155,369
100,000	Realty Income Corp.	4.125	10/15/2026	106,890
137,000	Regency Centers LP	3.600	02/01/2027	139,957
197,000	Simon Property Group LP	4.375	03/01/2021	202,426
215,000	Simon Property Group LP	3.375	10/01/2024	221,426
230,000	SL Green Operating Partnership LP	3.250	10/15/2022	230,364
150,000	Ventas Realty LP	4.400	01/15/2029	159,952
150,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	155,487
100,000	VEREIT Operating Partnership LP	4.600	02/06/2024	105,119
115,000	VEREIT Operating Partnership LP	4.875	06/01/2026	121,969
175,000	Welltower, Inc.	3.950	09/01/2023	183,093
200,000	Welltower, Inc.	4.000	06/01/2025	209,411
150,000	Weyerhaeuser Co.	4.625	09/15/2023	159,875
150,000	Weyerhaeuser Co.	4.000	11/15/2029	156,777
150,000	WP Carey, Inc.	4.600	04/01/2024	158,589

				7,048,699

	Retail— 6.1%
125,000	AutoZone, Inc.	3.125	07/15/2023	126,790
150,000	AutoZone, Inc.	3.750	06/01/2027	154,237
170,000	Best Buy Co., Inc.	5.500	03/15/2021	177,106
200,000	Best Buy Co., Inc.	4.450	10/01/2028	206,138
380,000	Costco Wholesale Corp.	1.700	12/15/2019	378,230
375,000	Costco Wholesale Corp.	3.000	05/18/2027	382,686
250,000	Darden Restaurants, Inc.	3.850	05/01/2027	256,359
177,000	Dollar General Corp.	3.250	04/15/2023	179,416
175,000	Dollar General Corp.	3.875	04/15/2027	179,301
160,000	Dollar Tree, Inc.	3.700	05/15/2023	163,167
150,000	Dollar Tree, Inc.	4.200	05/15/2028	151,732
424,000	Home Depot, Inc. (The)	2.625	06/01/2022	427,336
425,000	Home Depot, Inc. (The)	3.000	04/01/2026	432,083
375,000	Kohl’s Corp.	4.250	07/17/2025	387,985
300,000	Lowe’s Cos., Inc.	3.120	04/15/2022	304,576
330,000	Lowe’s Cos., Inc.	2.500	04/15/2026	317,431
436,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	424,094
360,000	McDonald’s Corp., MTN	2.625	01/15/2022	360,860
375,000	McDonald’s Corp., MTN	3.700	01/30/2026	391,408
329,000	Nordstrom, Inc.	4.000	10/15/2021	337,662
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	103,199
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	100,604
225,000	Starbucks Corp.	3.100	03/01/2023	228,858
225,000	Starbucks Corp.	3.800	08/15/2025	235,625
349,000	Target Corp.	2.900	01/15/2022	354,740
350,000	Target Corp.	2.500	04/15/2026	346,221
243,000	TJX Cos., Inc. (The)	2.750	06/15/2021	244,905
242,000	TJX Cos., Inc. (The)	2.250	09/15/2026	235,587
288,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	287,827
338,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	346,423
785,000	Walmart, Inc.	3.400	06/26/2023	815,970
750,000	Walmart, Inc.	3.700	06/26/2028	798,655

				9,837,211

	Savings & Loans— 0.1%
200,000	People’s United Financial, Inc.	3.650	12/06/2022	205,394

	Semiconductors— 2.6%
120,000	Analog Devices, Inc.	2.875	06/01/2023	120,814
150,000	Analog Devices, Inc.	3.900	12/15/2025	155,717
131,000	Applied Materials, Inc.	4.300	06/15/2021	136,262
155,000	Applied Materials, Inc.	3.300	04/01/2027	158,394
225,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	223,791
190,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	180,847
482,000	Intel Corp.	3.300	10/01/2021	492,554
498,000	Intel Corp.	3.700	07/29/2025	524,421
125,000	KLA-Tencor Corp.	4.125	11/01/2021	128,585
137,000	KLA-Tencor Corp.	4.650	11/01/2024	146,851
100,000	Lam Research Corp.	2.800	06/15/2021	100,350
100,000	Lam Research Corp.	4.000	03/15/2029	104,101

Schedule of Investments

$ 2,000	Marvell Technology Group Ltd.	4.200%	06/22/2023	$2,063
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	101,602
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	98,599
175,000	NVIDIA Corp.	2.200	09/16/2021	173,498
125,000	NVIDIA Corp.	3.200	09/16/2026	125,127
380,000	QUALCOMM, Inc.	2.250	05/20/2020	378,864
350,000	QUALCOMM, Inc.	3.450	05/20/2025	356,486
230,000	Texas Instruments, Inc.	1.650	08/03/2019	229,624
200,000	Texas Instruments, Inc.	2.900	11/03/2027	200,701

				4,139,251

	Shipbuilding— 0.1%
180,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	178,578

	Software— 2.6%
120,000	Activision Blizzard, Inc.	2.300	09/15/2021	119,243
150,000	Activision Blizzard, Inc.	3.400	09/15/2026	151,075
110,000	Adobe, Inc.	4.750	02/01/2020	111,556
100,000	Adobe, Inc.	3.250	02/01/2025	103,607
150,000	Autodesk, Inc.	3.500	06/15/2027	148,130
140,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	141,063
210,000	Electronic Arts, Inc.	3.700	03/01/2021	213,983
150,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	151,767
165,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	162,421
100,000	Fiserv, Inc.	2.700	06/01/2020	100,131
125,000	Fiserv, Inc.	3.850	06/01/2025	130,117
656,000	Microsoft Corp.	1.550	08/08/2021	646,624
635,000	Microsoft Corp.	3.300	02/06/2027	661,784
399,000	Oracle Corp.	1.900	09/15/2021	394,100
422,000	Oracle Corp.	2.650	07/15/2026	414,116
119,000	salesforce.com, Inc.	3.700	04/11/2028	126,590
80,000	salesforce.Com, Inc.	3.250	04/11/2023	82,018
135,000	VMware, Inc.	2.950	08/21/2022	134,992
150,000	VMware, Inc.	3.900	08/21/2027	148,310

				4,141,627

	Telecommunications— 2.7%
795,000	AT&T, Inc.	2.450	06/30/2020	793,069
787,000	AT&T, Inc.	3.400	05/15/2025	797,279
421,000	Cisco Systems, Inc.	4.450	01/15/2020	426,100
456,000	Cisco Systems, Inc.	2.500	09/20/2026	449,682
185,000	Juniper Networks, Inc.	4.500	03/15/2024	196,218
125,000	Motorola Solutions, Inc.	3.750	05/15/2022	128,510
125,000	Motorola Solutions, Inc.	4.000	09/01/2024	129,317
633,000	Verizon Communications, Inc.	5.150	09/15/2023	699,448
660,000	Verizon Communications, Inc.	4.329	09/21/2028	715,436

				4,335,059

	Textiles— 0.3%
100,000	Cintas Corp. No. 2	2.900	04/01/2022	101,198
100,000	Cintas Corp. No. 2	3.700	04/01/2027	104,619
250,000	Mohawk Industries, Inc.	3.850	02/01/2023	259,300

				465,117

	Toys/Games/Hobbies— 0.1%
225,000	Hasbro, Inc.	3.500	09/15/2027	224,974

	Transportation— 2.3%
279,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	292,952
230,000	CSX Corp.	3.700	10/30/2020	233,478
217,000	CSX Corp.	3.250	06/01/2027	218,256
250,000	FedEx Corp.	4.000	01/15/2024	264,275
275,000	FedEx Corp.	3.250	04/01/2026	279,551
200,000	JB Hunt Transport Services, Inc.	3.875	03/01/2026	205,859
150,000	Kirby Corp.	4.200	03/01/2028	153,128
225,000	Norfolk Southern Corp.	3.000	04/01/2022	228,196
200,000	Norfolk Southern Corp.	2.900	06/15/2026	199,938
250,000	Ryder System, Inc., MTN	3.650	03/18/2024	258,412
314,000	Union Pacific Corp.	4.163	07/15/2022	328,341
300,000	Union Pacific Corp.	3.950	09/10/2028	319,824
350,000	United Parcel Service, Inc.	3.125	01/15/2021	354,258
350,000	United Parcel Service, Inc.	3.050	11/15/2027	354,987

				3,691,455

	Water— 0.1%
200,000	American Water Capital Corp.	3.400	03/01/2025	205,827

	Total Corporate Bonds (Cost $156,744,221)			159,951,467

Schedule of Investments

Number of Shares
	Money Market Funds - 0.2%
288,939	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $288,939)	$288,939

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 157,033,160)— 99.4%	160,240,406

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.9%
1,015,290	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	1,015,290
406,530	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	406,652

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,421,942)	1,421,942

	Total Investments in Securities (Cost $158,455,102)— 100.3%	161,662,348
	Other assets less liabilities—(0.3)%	(412,251)

	Net Assets—100.0%	$161,250,097

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,963,730, which represented 1.22% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.7%
	Aerospace/Defense— 2.0%
$ 100,000	General Dynamics Corp.	2.250%	11/15/2022	$99,700
50,000	Lockheed Martin Corp.	2.500	11/23/2020	50,087
100,000	United Technologies Corp.	3.650	08/16/2023	103,768

				253,555

	Agriculture— 1.2%
50,000	Philip Morris International, Inc.	4.500	03/26/2020	50,782
100,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	102,875

				153,657

	Auto Manufacturers— 3.6%
100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	103,040
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	100,083
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	99,916
50,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	49,966
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	102,165

				455,170

	Banks— 29.9%
100,000	Bank of America Corp., MTN	5.000	05/13/2021	104,577
150,000	Bank of America Corp., GMTN	3.300	01/11/2023	152,779
100,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	98,832
100,000	Bank of New York Mellon Corp. (The), Series 0012, MTN	3.650	02/04/2024	104,178
100,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	99,945
100,000	BB&T Corp., MTN	2.625	06/29/2020	100,083
100,000	BNP Paribas S.A., BKNT, GMTN (France)	5.000	01/15/2021	103,785
100,000	Citigroup, Inc.	2.500	07/29/2019	99,985
100,000	Citigroup, Inc.	3.500	05/15/2023	101,914
100,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	103,509
50,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	50,776
100,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	102,679
100,000	Goldman Sachs Group, Inc. (The)	3.200	02/23/2023	101,157
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	199,682
100,000	HSBC USA, Inc.(a)	2.250	06/23/2019	99,976
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	99,291
100,000	JPMorgan Chase & Co.	2.200	10/22/2019	99,889
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	102,303
100,000	JPMorgan Chase & Co.	3.250	09/23/2022	101,886
100,000	JPMorgan Chase & Co.	2.972	01/15/2023	100,714
100,000	KeyCorp, MTN	2.900	09/15/2020	100,470
100,000	Morgan Stanley, GMTN	5.625	09/23/2019	100,853
100,000	Morgan Stanley	2.800	06/16/2020	100,175
100,000	Morgan Stanley, MTN	2.625	11/17/2021	99,836
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	104,343
100,000	Northern Trust Corp.	3.375	08/23/2021	102,528
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	102,102
100,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	99,844
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	106,200
100,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	99,754
100,000	State Street Corp.	4.375	03/07/2021	103,442
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	98,859
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	99,971
100,000	U.S. Bancorp, MTN	3.700	01/30/2024	105,037
100,000	Wells Fargo & Co., MTN	2.550	12/07/2020	100,068
100,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	101,716

				3,753,138

	Beverages— 3.2%
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	100,168
89,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	90,595
100,000	Coca-Cola Co. (The)	3.200	11/01/2023	103,599
100,000	PepsiCo, Inc.	3.125	11/01/2020	100,960

				395,322

	Biotechnology— 2.4%
100,000	Amgen, Inc.	1.850	08/19/2021	98,324
100,000	Celgene Corp.	3.950	10/15/2020	102,138

Schedule of Investments

$100,000	Gilead Sciences, Inc.	2.550%	09/01/2020	$100,120

				300,582

	Chemicals— 1.2%
100,000	Dow Chemical Co. (The)	4.125	11/15/2021	103,198
50,000	Mosaic Co. (The)	4.250	11/15/2023	52,478

				155,676

	Computers— 3.2%
100,000	Apple, Inc.	2.000	05/06/2020	99,647
100,000	Apple, Inc.	2.400	05/03/2023	99,857
100,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	104,763
100,000	International Business Machines Corp.	8.375	11/01/2019	102,390

				406,657

	Diversified Financial Services— 3.4%
100,000	Air Lease Corp.	3.875	04/01/2021	101,757
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	99,935
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,209
50,000	International Lease Finance Corp.	8.250	12/15/2020	53,900
60,000	Jefferies Group LLC	8.500	07/15/2019	60,370

				421,171

	Electric— 2.0%
50,000	Southern Co. (The)	2.350	07/01/2021	49,707
100,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	100,693
100,000	Xcel Energy, Inc.	4.700	05/15/2020	100,870

				251,270

	Electrical Components & Equipment— 0.8%
100,000	Emerson Electric Co.	4.875	10/15/2019	100,778

	Environmental Control— 0.9%
100,000	Republic Services, Inc.	4.750	05/15/2023	106,929

	Food— 1.7%
60,000	Kraft Heinz Foods Co.	3.500	06/06/2022	61,085
40,000	Kroger Co. (The)	6.150	01/15/2020	40,859
100,000	Tyson Foods, Inc.	4.500	06/15/2022	104,910

				206,854

	Gas— 0.4%
50,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	51,390

	Healthcare-Products— 1.9%
40,000	Becton, Dickinson and Co.	3.250	11/12/2020	40,286
100,000	Becton, Dickinson and Co.	3.125	11/08/2021	100,882
100,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	101,203

				242,371

	Healthcare-Services— 2.4%
100,000	Anthem, Inc.	4.350	08/15/2020	102,099
40,000	Anthem, Inc.	3.300	01/15/2023	40,625
100,000	HCA, Inc.	4.750	05/01/2023	105,383
50,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	51,433

				299,540

	Household Products/Wares— 0.8%
100,000	Clorox Co. (The)	3.050	09/15/2022	101,836

	Insurance— 1.9%
100,000	American International Group, Inc.	6.400	12/15/2020	105,617
25,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	24,979
100,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	100,981

				231,577

	Internet— 1.2%
100,000	Booking Holdings, Inc.	2.750	03/15/2023	100,639
50,000	eBay, Inc.	3.250	10/15/2020	50,382

				151,021

	Machinery-Diversified— 0.8%
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	100,848

	Media— 3.0%
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.500	02/01/2024	104,755
60,000	Comcast Corp.	3.125	07/15/2022	61,048
100,000	Discovery Communications LLC	4.375	06/15/2021	103,328
60,000	NBCUniversal Media LLC	5.150	04/30/2020	61,374
50,000	TWDC Enterprises 18 Corp., GMTN	2.150	09/17/2020	49,892

				380,397

Schedule of Investments

	Miscellaneous Manufacturing— 1.2%
$ 50,000	3M Co., GMTN(a)	2.000%	08/07/2020	$49,898
100,000	General Electric Co., GMTN	3.150	09/07/2022	100,593

				150,491

	Oil & Gas— 5.3%
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	101,445
100,000	Chevron Corp.	3.191	06/24/2023	102,775
100,000	EOG Resources, Inc.	2.450	04/01/2020	99,882
50,000	Exxon Mobil Corp.	3.176	03/15/2024	51,589
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	103,528
100,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	99,690
100,000	Total Capital S.A. (France)	4.450	06/24/2020	101,774

				660,683

	Oil & Gas Services— 0.2%
30,000	Halliburton Co.	3.250	11/15/2021	30,404

	Pharmaceuticals— 4.8%
100,000	AbbVie, Inc.	2.850	05/14/2023	99,677
100,000	Allergan Finance LLC	3.250	10/01/2022	100,096
100,000	Allergan Funding SCS	3.450	03/15/2022	100,640
100,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	99,858
100,000	CVS Health Corp.	2.800	07/20/2020	100,064
100,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/2023	99,359

				599,694

	Pipelines— 3.3%
100,000	Energy Transfer Operating LP	4.650	06/01/2021	103,031
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	100,098
100,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	99,093
100,000	Williams Cos., Inc. (The)	4.300	03/04/2024	105,014

				407,236

	REITs— 2.9%
50,000	American Tower Corp.	3.450	09/15/2021	50,761
100,000	Boston Properties LP	3.125	09/01/2023	101,506
100,000	Crown Castle International Corp.	5.250	01/15/2023	107,523
100,000	Simon Property Group LP	2.750	06/01/2023	100,703

				360,493

	Retail— 3.7%
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	103,301
50,000	Lowe’s Cos., Inc.	3.750	04/15/2021	51,114
100,000	Macy’s Retail Holdings, Inc.(a)	2.875	02/15/2023	97,269
100,000	Starbucks Corp.	3.850	10/01/2023	104,905
100,000	Walmart, Inc.	3.400	06/26/2023	103,945

				460,534

	Semiconductors— 2.4%
100,000	Applied Materials, Inc.	2.625	10/01/2020	100,334
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625	01/15/2024	99,061
100,000	Intel Corp.	3.300	10/01/2021	102,190

				301,585

	Software— 2.8%
100,000	Microsoft Corp.	1.550	08/08/2021	98,571
100,000	Microsoft Corp.	2.875	02/06/2024	103,352
100,000	Oracle Corp.	5.000	07/08/2019	100,218
50,000	Oracle Corp.	2.500	05/15/2022	50,036

				352,177

	Telecommunications— 3.4%
75,000	AT&T, Inc.	2.450	06/30/2020	74,818
100,000	AT&T, Inc.	3.000	06/30/2022	100,805
100,000	Cisco Systems, Inc.	2.200	09/20/2023	99,119
40,000	Qwest Corp.	6.750	12/01/2021	42,268
100,000	Verizon Communications, Inc.	5.150	09/15/2023	110,497

				427,507

	Transportation— 0.8%
100,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	101,693

	Total Corporate Bonds (Cost $12,278,828)			12,372,236

Number of Shares
	Money Market Funds - 1.7%
212,121	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $212,121)			212,121

Schedule of Investments

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 12,490,949)— 100.4%	$12,584,357

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds - 1.0%
$ 94,005	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)	94,005
31,326	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)	31,335

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $125,340)	125,340

	Total Investments in Securities (Cost $12,616,289)—101.4%	12,709,697
	Other assets less liabilities—(1.4)%	(172,673)

	Net Assets—100.0%	$12,537,024

Abbreviations:

BKNT - Bank Note

DAC - Designated Activity Company

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco National AMT-Free Municipal Bond ETF (PZA)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.0%
	Ad Valorem Property Tax — 13.7%
$ 20,000,000	Arapahoe County Colorado School District N0. 6 Littleton Ser. 19A	5.500%	12/01/2043	$25,321,400
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	665,118
5,000,000	Chicago Illinois Board of Education Dedicated Ref. Ser. 17B(a)	7.000	12/01/2042	6,217,750
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,161,870
2,000,000	Chicago Illinois Ser. 19A	5.000	01/01/2044	2,184,360
1,500,000	Chicago Illinois Ser. 19A	5.500	01/01/2049	1,704,315
10,000,000	City of Hutto Texas (Certificates of Obligation) Ser. 17 AGM	5.000	08/01/2057	11,554,000
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,234,200
4,955,000	City of New York Ser. 16B-1	5.000	12/01/2041	5,873,707
4,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2035	5,442,930
2,500,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2036	3,015,375
2,000,000	District of Columbia Ref. Ser. 17A	5.000	06/01/2037	2,404,520
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,649,680
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,796,800
2,000,000	King & Snohomish County Washington School District No. 417 Ser. 18	5.000	12/01/2036	2,449,180
1,255,000	Lackawanna County Pennsylvania Ser. 10B AGM(b)	5.000	09/01/2020	1,309,128
745,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	772,207
5,000,000	Lamar Texas Consolidated Independent School District Ser. 18 PSF-GTD	5.000	02/15/2043	5,897,600
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,795,018
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,868,566
5,000,000	Madera California Unified School District Election 2014 Ser. 17	4.000	08/01/2046	5,414,600
3,000,000	Marrin California Healthcare District (Election 2013) Ser. 17A	4.000	08/01/2047	3,263,520
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,967,169
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,670,800
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,085,220
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,644,350
5,000,000	Massachusetts State Ser. 19A	5.000	01/01/2049	6,028,900
5,000,000	Mesquite Texas Independent School District Ser. 18 PSF-GTD	5.000	08/15/2048	5,906,400
2,000,000	Morgan Hill California Unified School District (Election 2012) Ser. 17B	4.000	08/01/2047	2,184,840
5,000,000	North Royalton Ohio City School District School Improvement Ser. 17	5.000	12/01/2047	5,744,300
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,898,900
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,182,390
6,500,000	Prosper Texas Independent School District (School Building) Ser. 19 PSF-GTD	5.000	02/15/2049	7,869,810
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	508,345
7,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	7,456,735
2,285,000	Richardson Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2042	2,652,519
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,326,801
5,000,000	San Diego California Unified School District (Election 2012) Ser. 17I	4.000	07/01/2047	5,450,950
14,165,000	San Diego California Unified School District (Election 2012) Ser. 17I	5.000	07/01/2047	16,845,868
2,000,000	San Francisco California Bay Area Rapid Transit District Election 2016 (Green Bond) Ser. 17A-1	5.000	08/01/2047	2,401,460
2,000,000	San Jacinto Texas Community College District Ser. 19A	5.000	02/15/2049	2,394,860
6,785,000	Sherman Texas Independent School District (School Building) Ser. 18A PSF-GTD	5.000	02/15/2045	8,123,206
4,000,000	Simi Valley California Unified School District (Election 2016) Ser. 17A	4.000	08/01/2046	4,365,160
4,000,000	Socorro Texas Independent School District Ser. 19 PSF-GTD	4.000	08/15/2044	4,399,800
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,348,420
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,736,773
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,420,574
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,927,400

				257,537,794

	Auto Parking Revenue — 0.7%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,307,000

Schedule of Investments

$ 2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250%	07/01/2035	$2,078,320
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,596,000
5,000,000	New Orleans Louisiana Aviation Board Special Facilities (Parking Facilities Corp. Consolidated Garage System) Rev. Ser. 18A AGM	5.000	10/01/2048	5,866,450

				12,847,770

	Charter School Aid — 0.5%
8,500,000	Clifton Texas Higher Education Finance Corp. (Idea Public Schools) Rev. Ref. Ser. 17 PSF-GTD	4.000	08/15/2042	9,174,985

	College & University Revenue — 10.0%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,461,500
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,335,700
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,493,830
4,000,000	California State Educational Facilities Auth. (Stanford University) Rev. Ser. 19V-1	5.000	05/01/2049	5,902,880
1,000,000	California State Municipal Financing Auth. (Pomona College) Rev. Ref. Ser. 17A	5.000	01/01/2048	1,205,090
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	2,048,427
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	3,011,100
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,986,325
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	13,431,982
2,000,000	Colorado State Educational & Cultural Facilities Auth. (University Denver Project) Rev. Ser. 17A	5.000	03/01/2047	2,338,880
2,000,000	Davie Florida Educational Facilities (Nova Southeastern University Project) Rev. Ref. Ser. 18	5.000	04/01/2048	2,299,700
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(b)	5.000	06/15/2020	1,144,625
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,234,608
1,000,000	Illinois State Finance Auth. Student Housing & Academic Facility (CHF-Chicago LLC-University of Illinois at Chicago Project) Rev. Ser. 17A	5.000	02/15/2047	1,106,040
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(b)	5.500	10/01/2020	1,053,210
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,252,900
3,500,000	Louisiana State Local Government National Environmental Facilities & Community Development Auth. (Rgain Cajun Facilities, Inc. - Student Housing & Parking Project) Rev. Ser. 18 AGM	5.000	10/01/2048	4,009,845
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	974,444
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,243,490
1,250,000	Michigan State University (Board of Trustees) Rev. Ser. 19B	5.000	02/15/2044	1,523,938
1,000,000	Minnesota State High Education Facilities Auth. (Bethel University) Rev. Ref. Ser. 17	5.000	05/01/2047	1,112,300
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	590,495
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Ser. 16A-2	5.000	10/01/2046	2,952,060
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,170,374
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,453,540
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,677,548
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,954,545
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,762,026
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,318,656
7,000,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 19A	5.000	07/01/2042	8,653,400
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,264,958

Schedule of Investments

$1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000%	07/01/2046	$1,160,160
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	870,128
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (Columbia University) Rev. Ref. Ser. 18B	5.000	10/01/2038	6,171,650
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,458,370
11,100,000	Ohio State University Ser.14A	5.000	12/01/2039	12,763,224
1,000,000	Oregon State Facilities Auth. (Reed College Project) Rev. Ref. Ser.17A	5.000	07/01/2047	1,182,820
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,375,200
1,410,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University) Rev. Ser. 18A	5.000	02/15/2048	1,697,682
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,775,555
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,271,087
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,801,950
2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000	11/01/2047	2,332,860
3,000,000	Tennessee State School Bond Auth. Higher Educational Facilities (Second Program) Ser. 17A	5.000	11/01/2047	3,602,640
2,000,000	University of Arkansas Arizona Various Facilities (Fayetteville Campus) Rev. Ser. 17	5.000	11/01/2047	2,378,240
1,500,000	University of California (Limited Project) Rev. Ref. Ser. 18O	5.000	05/15/2043	1,817,625
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	11,098,090
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,384,800
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,692,999
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,594,304
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,446,869

				187,844,669

	Electric Power Revenue — 3.8%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,290,980
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,283,020
10,000,000	City of San Antonio Texas Electric and Gas Rev. Ser. 17	5.000	02/01/2047	11,842,100
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,971,275
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM(b)	5.000	10/01/2020	1,204,142
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,804,829
950,000	JEA Florida Electric Systems Rev. Sub.-Ser. 13C	5.000	10/01/2037	1,042,007
1,300,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2042	1,546,597
1,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 17	5.000	09/01/2047	1,183,510
5,000,000	Long Island New York Power Auth. Electric Systems General Rev. Ser. 18	5.000	09/01/2039	6,071,950
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,831,550
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,927,200
10,275,000	Los Angeles California Department of Water & Power Rev. Ser. 19A	5.250	07/01/2049	12,756,413
5,000,000	Loveland Colorado Electric & Communications Enterprise Ser. 19A	5.000	12/01/2044	5,973,800
1,000,000	Omaha Nebraska Public Power District Power District Electric Rev. Ref. Ser. 17A	5.000	02/01/2042	1,191,420
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,153,960
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,358,710

				72,433,463

	Franchised Tax Business & License Fees — 0.3%
5,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev. Sub.-Ser. 18B	5.250	12/01/2048	5,977,500

	Fuel Sales Tax Revenue — 1.2%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,691,318
4,000,000	Connecticut State Special Tax Obligation Rev. Ser. 18B	5.000	10/01/2038	4,775,840
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,345,940
5,000,000	Massachusetts State Transportation Fund (Rail Enhancement & Accelerated Bridge Programs) Rev. Ser. 18A	5.250	06/01/2043	6,150,400
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,467,550
2,350,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Climate Board Certified-Green Bond) Sub.-Ser. 16B-1	5.000	11/15/2046	2,764,822

				23,195,870

Schedule of Investments

	General Fund — 3.5%
$33,140,000	California State (Remarketed 04/27/16) Ser. 03B-3 (LOC-Bank of America N.A.)(c)(d)	1.050%	05/01/2033	$33,140,000
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,094,710
3,000,000	California State Ser. 16	5.000	09/01/2046	3,534,240
4,000,000	California State Ser. 19	5.000	04/01/2045	4,914,320
1,000,000	California State Ser. 19	5.000	04/01/2049	1,219,800
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,940,200
13,685,000	Washington State Ser. 18C	5.000	02/01/2042	16,397,367

				66,240,637

	Health, Hospital, Nursing Home Revenue — 6.0%
1,000,000	Berks County Pennsylvania Industrial Development Auth. Health System (Tower Health Project) Rev. Ref. Ser. 17	3.750	11/01/2042	1,024,960
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(b)	6.000	06/01/2034	650,000
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,202,170
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM(b)	5.250	07/01/2020	521,010
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,194,160
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,616,660
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	5,043,150
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,216,920
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,965,030
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,847,000
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,116,010
500,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 18A	4.000	12/01/2057	512,150
1,000,000	Cape Girardeau County Missouri Industrial Development Auth. (Southeasthealth Obligated Group) Ref. Ser. 17A	5.000	03/01/2036	1,129,450
1,750,000	Colorado State Health Facilities Auth. Hospital (Evangelical Lutheran Good Sam Aritan Society Project) Rev. Ref. Ser. 17	5.000	06/01/2047	1,984,377
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,432,280
3,000,000	Glynn-Brunswick Georgia Memorial Hospital Auth. Anticipation Certificates (Southeast Georgia Health Systems Project) Ser. 17	5.000	08/01/2047	3,394,530
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,007,110
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,687,584
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,281,660
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,082,350
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM(b)	5.250	03/01/2020	1,027,760
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,463,200
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,167,516
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,739,790
3,285,000	Louisiana State Local Government Environmental Facilities & Community (Woman’s Hospital Foundation Project) Ref. Ser. 17A	5.000	10/01/2041	3,792,073
1,000,000	Lynchburg Virginia Economic Development Auth. Hospital (Center Health Obligated Group) Rev. Ref. Ser. 17A	5.000	01/01/2047	1,157,390
2,665,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2041	3,091,453
2,000,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	2,311,860
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM(b)	5.000	08/01/2020	1,248,312
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,319,880

Schedule of Investments

$ 3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000%	07/01/2040	$3,442,800
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,135,440
1,250,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	4.000	07/01/2047	1,312,750
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 17A	5.000	07/01/2048	2,293,540
5,000,000	Missouri State Health & Educational Facilities Auth. (Mosaic Health System) Rev. Ref. Ser. 19A	4.000	02/15/2049	5,420,200
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,131,930
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,127,960
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(b)	5.625	07/01/2021	542,085
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,170,790
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,358,830
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,030,500
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,831,575
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,787,163
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,030,910
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,013,476
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(b)	5.000	07/01/2020	15,561
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(b)	5.375	07/01/2020	1,040,280
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	2,015,668
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	857,873
1,000,000	Washington State Health Care Facilities Auth. (Virginia Mason Medical Center) Ref. Ser. 17	4.000	08/15/2042	1,027,850
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,655,625

				113,470,601

	Highway Tolls Revenue — 8.1%
2,500,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area Subordinate Toll Bridge) Rev. Ser. 17S-7	4.000	04/01/2042	2,715,125
4,000,000	Bay Area California Auth. Toll Bridge Rev. Ref. Ser. 19S-H	5.000	04/01/2049	4,844,240
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,841,400
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,361,500
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,422,150
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	790,734
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,182,340
3,000,000	Foothill-Eastern Transportation Corridor Agency California Toll Road Remarketed Rev. Ref. Sub.-Ser. 14 B-1	3.950	01/15/2053	3,145,230
20,000,000	Grand Parkway Transportation Corp. Texas Systems Toll (Sub.-Tier Tela Supported) Rev. Ser. 18A	5.000	10/01/2043	24,000,200
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2042	2,312,820
2,000,000	Greater New Orleans Louisiana Expressway Commission Toll (Sub.-Lien Bond) Rev. Ser. 17 AGM	5.000	11/01/2047	2,308,080
5,000,000	Illinois State Toll Highway Auth. Ser. 17A	5.000	01/01/2042	5,923,700
1,000,000	New Jersey State Turnpike Auth. Ref. Ser. 17B	5.000	01/01/2040	1,196,160
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	7,172,760
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,624,920
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,801,830
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	608,365

Schedule of Investments

$ 4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000%	11/15/2041	$4,703,320
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,519,930
11,270,000	North Texas Tollway Auth. (First Tier) Rev. Ref. Ser. 17A	5.000	01/01/2048	13,236,953
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,752,075
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,082,150
5,000,000	North Texas Tollway Auth. Rev. Ref. Ser. 18	5.000	01/01/2048	5,851,750
1,660,000	Oklahoma State Turnpike Auth. (Second) Ser. 17C	5.000	01/01/2047	1,944,839
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,791,550
2,000,000	Oklahoma State Turnpike Auth. Ser. 18A	5.000	01/01/2043	2,355,560
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,934,400
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,489,480
5,000,000	Tampa-Hillsborough County Florida Expressway Auth. Rev. Ser. 17	5.000	07/01/2047	5,834,450
2,000,000	Tampa-Hillsborough County Florida Expressway Auth. Ser. 17C	5.000	07/01/2048	2,367,280
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,777,775

				151,893,066

	Hotel Occupancy Tax — 0.7%
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,419,181
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,426,533
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,332,020
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,474,150

				12,651,884

	Income Tax Revenue — 4.0%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,294,836
5,000,000	Indianapolis Indiana Local Public Improvement Bond Bank (Courthouse and Jail Project) Ser. 19A	5.000	02/01/2044	6,044,200
9,000,000	Indianapolis Indiana Local Public Improvement Bond Bank (Courthouse and Jail Project) Ser. 19A	5.000	02/01/2049	10,796,760
10,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Sub.-Ser. 19C-1	4.000	11/01/2040	11,205,600
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,445,530
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ref. Sub.-Ser. 18S-3A	5.000	07/15/2037	1,216,440
4,200,000	New York City Transitional Finance Auth. Building Aid Rev. Sub.-Ser. 11S-1A	5.250	07/15/2037	4,516,596
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,378,125
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,306,300
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,946,765
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	2,023,697
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,355,608
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,229,840
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	4,874,940
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,186,102
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,791,049
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,106,790

				74,719,178

	Lease Revenue — 3.3%
1,000,000	California Public Auth. Wastewater Rev. Ser. 18A AGM	5.000	09/01/2049	1,177,500
6,000,000	California State Municipal Financing Auth. Lease (Orange County Civic Center Infrastructure Improvement Program) Rev. Ser. 17A	5.000	06/01/2042	7,084,260
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,708,155
4,400,000	Los Angeles County California Facilities Inc. Lease (Vermont Corridor County Administration Building) Rev. Ser. 18A	5.000	12/01/2051	5,260,904
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,580,862
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,141,640
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	13,250,334

Schedule of Investments

$ 2,000,000	Lower Colorado River Texas Auth. Rev. Ref. (LCRA Transmission Services Corp. Project) Ser. 19	5.000%	05/15/2044	$2,344,280
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,060,056
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,100,520
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	572,800
720,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	730,476
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,128,060
1,000,000	New Jersey State Econ Development Auth. (State House Project) Remareted Ser. 17B	5.000	06/15/2043	1,137,920
250,000	Pennsylvania State COP Ref. Ser. 18A	5.000	07/01/2043	293,230
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,354,100
5,000,000	Texas State Water Development Board (Water Implementation Fund) Ser. 18B	5.000	04/15/2049	6,020,350
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,548,386
4,975,000	Texas State Water Development Board Ser. 17A	5.000	10/15/2047	5,961,493

				61,455,326

	Local or GTD Housing — 1.6%
29,415,000	Alaska State Housing Finance Corporation Home Mortgage (Remarketed 05/25/17) Rev. Ser. 07B(c)	1.400	12/01/2041	29,415,000
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,380,475

				30,795,475

	Miscellaneous Revenue — 3.3%
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	4,070,990
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,786,350
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,410,037
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,516,575
5,000,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	5,913,750
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM(b)	5.000	01/01/2020	545,957
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,478,970
1,900,000	Maryland State Stadium Auth. (Baltimore City Public Schools) Rev. Ser. 16	5.000	05/01/2046	2,194,443
2,900,000	Massachusetts State Ser. 16J	4.000	12/01/2044	3,153,315
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	501,815
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,883,075
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,989,150
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,981,400
11,185,000	Orlando Florida Capital Improvement Special Rev. Ser. 18B	5.000	10/01/2048	13,386,208
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,248,860
2,000,000	Virginia State Commonwealth Transportation Board Rev. Ref. Ser. 17A	4.000	05/15/2036	2,236,220

				61,297,115

	Miscellaneous Taxes — 0.9%
1,000,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2039	1,137,980
500,000	Baltimore Maryland Convention Center Hotel Project (Convention Center Hotel) Ref. Ser. 17	5.000	09/01/2042	565,495
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,683,780
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	4,310,400
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,341,040
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,159,120

				17,197,815

	Natural Gas Revenue — 0.6%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,667,829
7,000,000	Philadelphia Pennsylvania Gas Works (1998 General Ordinance-Fifteenth) Rev. Ref. Ser. 17	5.000	08/01/2047	8,133,580

				11,801,409

	Nuclear Revenue — 1.2%
7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	8,105,930
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,866,950
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	7,274,937

Schedule of Investments

$ 4,660,000	South Carolina State Public Service Auth. Rev. Ser. 13E	5.000%	12/01/2048	$5,114,397

				23,362,214

	Port, Airport & Marina Revenue — 10.7%
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,553,070
2,000,000	Charlotte North Carolina Airport Rev. Ser. 17A	5.000	07/01/2047	2,373,680
6,000,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	6,851,160
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,351,530
7,500,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 17B	5.000	01/01/2039	8,787,825
16,375,000	Chicago Illinois O’Hare International Airport (Senior Lien) Rev. Ser. 18B AGM	4.000	01/01/2053	17,524,197
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,407,112
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,076,860
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,998,684
20,000,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2043	24,146,600
16,745,000	Hillsborough County Florida Aviation Auth. Tampa International Airport Ser. 18F	5.000	10/01/2048	20,117,276
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,065,760
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,706,520
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,300,020
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	618,948
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,297,220
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	21,058,818
6,590,000	Port Auth. of New York & New Jersey (Consolidated 2 Hundred Eleventh) Ref. Ser. 18	5.000	09/01/2048	7,992,023
2,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	2,862,192
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	4,036,375
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,898,020
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,806,440
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,631,038
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,371,100
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,718,440
3,000,000	Salt Lake City Utah Airport Rev. Ser. 18B	5.000	07/01/2048	3,593,610
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,275,260
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	20,201,237
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,532,700
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,870,200
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	578,930

				201,602,845

	Recreational Revenue — 0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,014,370

	Sales Tax Revenue — 4.8%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,295,282
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	11,229,900
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,430,666
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,170,500
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	876,930
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,446,584
10,000,000	Illinois State Sales Tax Securitization Corporation Ref. Ser. 18A	5.000	01/01/2040	11,276,400
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,239,308
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,283,627
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	10,273,353
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,977,799
15,180,000	Massachusetts State School Building Auth. Sales Tax Rev. Sub.-Ser. 18A	5.250	02/15/2048	18,467,077

Schedule of Investments

$ 6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000%	04/01/2048	$7,765,657

				90,733,083

	Sewer Revenue — 4.9%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,926,712
2,500,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	5.250	01/01/2042	2,916,525
7,000,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 17A AGM	4.000	01/01/2052	7,356,930
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,419,550
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,744,900
14,695,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	16,381,251
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,158,820
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,737,435
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Sub.-Ser. 17A	5.250	06/01/2047	1,826,805
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,168,770
750,000	Metropolitan St. Louis Missouri Sewer District Wastewater Systems & Improvement Rev. Ref. Ser. 17A	5.000	05/01/2047	888,848
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,410,065
11,000,000	San Mateo Foster City California Public Financing Auth. Wastewater Rev. Ser. 19	5.000	08/01/2049	13,496,340

				91,432,951

	Special Tax — 0.2%
3,000,000	Birmingham-Jefferson Alabama Civic Center Auth. Special Tax Ser. 18A	5.000	07/01/2048	3,500,970

	Tax Increment Revenue — 1.4%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	19,146,420
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2045	1,155,060
1,000,000	Kentucky State Economic Development Financing Auth. (Louisville Arena Project) Rev. Ref. Ser. 17A AGM	5.000	12/01/2047	1,090,300
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,526,880

				25,918,660

	Transit Revenue — 2.2%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,174,280
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,100,825
5,000,000	Massachusetts State Transportation Fund Rev. Ref. Ser. 17A	5.000	06/01/2043	5,988,650
9,000,000	Metropolitan Transportation Auth. New York (Green Bond) Rev. Ser. 19B AGM	4.000	11/15/2049	9,879,390
1,510,000	Metropolitan Transportation Auth. New York Rev Ser. 12E-1 AGM	5.000	11/15/2042	1,651,910
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,836,150
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,488,687
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,449,337

				41,569,229

	Water Revenue — 10.2%
3,305,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	3,354,509
5,000,000	Atlanta Georgia Water & Wastewater Rev. Ser. 18B	5.000	11/01/2047	5,966,500
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,181,450
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,178,260
5,000,000	Baltimore Maryland Project (Water Projects) Rev. Ser. 19A	4.000	07/01/2049	5,459,050
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	11,075,726
1,000,000	Birmingham Alabama Waterworks Broad Water Rev. Ref. Ser. 15A	5.000	01/01/2042	1,133,560
440,000	Chicago Illinois Wastewater (2017 Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	441,109
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM(b)	5.000	10/01/2021	216,458
6,000,000	Dallas Texas Waterworks & Sewer System Rev. Ser. 17	5.000	10/01/2046	7,152,900
5,000,000	Denver Colorado City & County Board of Water Commissioners Water (Green Bond) Rev. Ser. 17A	5.000	09/15/2047	5,999,700
5,000,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ser. 13A	5.000	10/01/2048	5,565,150
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,439,560
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	4,037,180
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,623,180
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,827,520

Schedule of Investments

$10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000%	08/01/2040	$11,855,000
5,000,000	Massachusetts State Water Resources Auth. Ser. 18B	5.000	08/01/2043	6,061,850
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM(b)	5.000	10/01/2020	1,046,670
10,000,000	Miami-Dade County Florida Water & Sewer Systems Rev. Ser. 17A	3.375	10/01/2047	10,258,400
2,400,000	Missoula Montana Water System Rev. Ser. 19A	4.000	07/01/2044	2,625,216
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	688,902
8,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 18DD1	3.625	06/15/2048	8,322,720
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,005,600
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,558,073
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,012,113
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,650,176
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	556,450
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,682,257
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,931,567
2,500,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Sub.-Ser. 19FF-1	4.000	06/15/2049	2,770,025
6,165,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Sub.-Ser. 19FF-1	5.000	06/15/2049	7,524,937
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,096,550
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,696,275
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,097,380
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM(b)	5.000	08/01/2020	910,744
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,129,056
2,500,000	San Antonio Texas Water (Junior Lien) Rev. Ref. Ser. 18A	5.000	05/15/2043	3,009,250
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,010,400
1,250,000	Shreveport Louisiana Water & Sewer (Junior Lien) Rev. Ser. 19B AGM	4.000	12/01/2049	1,349,963
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,181,450
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,140,650
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,707,825

				192,531,311

	Total Investments in Securities (Cost $1,755,089,237)(e)— 98.0%			1,844,200,190
	Other assets less liabilities—2.0%			37,386,822

	Net Assets—100.0%			$1,881,587,012

Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

LOC - Letter of Credit

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

Schedule of Investments

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of May 31, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	13.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco New York AMT-Free Municipal Bond ETF (PZT)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.1%
	Ad Valorem Property Tax — 5.6%
$ 1,000,000	City of New York Ser. 18E-1	5.000%	03/01/2038	$1,211,810
2,000,000	New York City New York Ser. 16B-1	4.000	12/01/2043	2,183,020
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	592,460

				3,987,290

	College & University Revenue — 11.4%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,092,300
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	2,100,255
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,483,850
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,302,360
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,160,160

				8,138,925

	Electric Power Revenue — 10.8%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,098,610
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,255,460
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	185,353
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,705,605
2,000,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 17	5.000	12/15/2038	2,440,980

				7,686,008

	Fuel Sales Tax Revenue — 2.5%
1,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Climate Board Certified-Green Bond) Sub.-Ser. 16B-1	5.000	11/15/2046	1,764,780

	Health, Hospital, Nursing Home Revenue — 3.9%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	569,735
500,000	New York State Dormitory Auth. Non State Supported Debt (Catholic Health System Obligation Group) Rev. Ref. Ser. 19A	4.000	07/01/2045	538,245
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,698,945

				2,806,925

	Highway Tolls Revenue — 5.7%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,156,230
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,201,220
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,724,766

				4,082,216

	Hotel Occupancy Tax — 3.1%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,197,929

	Income Tax Revenue — 18.9%
1,000,000	New York City Transitional Finance Auth. (Building Aid) Rev. Ref. Ser. 18S-4A	5.000	07/15/2037	1,216,440
2,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Sub.-Ser. 19C-1	4.000	11/01/2042	2,234,680
1,500,000	New York City Transitional Finance Auth. (Sub.-Future Tax Secured Fiscal 1999) Rev. Ser. 17A Sub.-Ser. E-1	5.000	02/01/2043	1,766,940
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,164,620
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 18S-3	4.000	07/15/2046	1,096,550
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 17B-1	5.000	08/01/2045	1,186,640
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ref. Ser. 17A	5.000	02/15/2038	1,189,560
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,294,688
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,299,984

				13,450,102

Schedule of Investments

	Lease Revenue — 7.6%
$ 720,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000%	11/15/2046	$730,476
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,319,397
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,184,780
2,000,000	New York State Liberty Development Corp. (4 World Trade Center Project) Rev. Ref. Ser. 11	5.000	11/15/2044	2,145,380

				5,380,033

	Miscellaneous Revenue — 9.1%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,271,400
450,000	Hudson Yards Infrastructure Corporation Second Indenture Rev. Ref. Ser. 17A	5.000	02/15/2042	532,238
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,509,075
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,173,120

				6,485,833

	Port, Airport & Marina Revenue — 4.2%
1,500,000	Port Auth. of New York & New Jersey (Consolidated 2 Hundred Eleventh) Ref. Ser. 18	5.000	09/01/2048	1,819,125
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,172,190

				2,991,315

	Recreational Revenue — 2.8%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,009,580

	Sales Tax Revenue — 1.7%
1,000,000	New York State Dormitory Auth. State Sales Tax Rev. Ref. (Bid Group 4) Ser. 18C	5.000	03/15/2043	1,203,910

	Transit Revenue — 3.2%
1,000,000	Metropolitan Transportation Auth. New York (Green Bond) Rev. Ser. 16A-1	5.250	11/15/2056	1,160,260
1,000,000	Metropolitan Transportation Auth. New York (Green Bond) Rev. Ser. 19B AGM	4.000	11/15/2049	1,097,710

				2,257,970

	Water Revenue — 4.6%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250	06/15/2037	1,232,080
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 18DD1	3.625	06/15/2048	2,080,680

				3,312,760

	Total Investments in Securities (Cost $64,891,845)(a)— 95.1%			67,755,576
	Other assets less liabilities—4.9%			3,461,844

	Net Assets—100.0%			$71,217,420

Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of May 31, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	6.7%

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Preferred ETF (PGX)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks & Other Equity Interests - 99.8%
	Automobiles & Components - 0.4%
768,000	Ford Motor Co., 6.20% Pfd.(b)	$19,301,885

	Banks - 35.2%
105,777	Associated Banc-Corp., 5.38%, Series D Pfd.(b)	2,605,288
56,453	Associated Banc-Corp., 5.88%, Series E Pfd.(b)	1,463,826
1,542,584	Bank of America Corp., 5.88%, Series HH Pfd.(b)	40,492,830
1,364,733	Bank of America Corp., 6.00%, Series EE Pfd.	36,260,956
2,217,157	Bank of America Corp., 6.00%, Series GG Pfd.	58,821,175
1,674,218	Bank of America Corp., 6.20%, Series CC Pfd.	43,998,449
2,605,952	Bank of America Corp., 6.50%, Series Y Pfd.(b)	67,051,145
1,924,340	Bank of America Corp., 6.63%, Series W Pfd.	48,993,696
714,417	BB&T Corp., 5.63% Pfd.(b)	18,360,517
3,587,735	BB&T Corp., 5.63%, Series E Pfd.(b)	90,052,148
478,672	BB&T Corp., 5.85% Pfd.(b)	12,115,188
230,770	BOK Financial Corp., 5.38% Pfd.(b)	5,974,635
1,587,711	Citigroup, Inc., 6.30%, Series S Pfd.(b)	41,296,363
3,306,308	Citigroup, Inc., 6.88%, Series K Pfd.	89,799,325
381,803	Citigroup, Inc., 7.13%, Series J Pfd.(b)	10,591,215
451,886	Citizens Financial Group, Inc., 6.35%, Series D Pfd.(b)	12,087,951
248,858	Commerce Bancshares, Inc., 6.00%, Series B Pfd.(b)	6,537,500
245,503	Cullen/Frost Bankers, Inc., 5.38% Pfd.(b)	6,373,258
797,544	Fifth Third Bancorp, 6.63%, Series I Pfd.(b)	21,948,411
150,559	First Horizon National Corp., 6.20%, Series A Pfd.(b)	3,964,218
292,581	First Republic Bank, 5.13%, Series H Pfd.	7,273,564
311,962	First Republic Bank, 5.50%, Series D Pfd.	7,923,835
255,105	First Republic Bank, 5.50%, Series G Pfd.(b)	6,479,667
488,004	First Republic Bank, 5.50%, Series I Pfd.(b)	12,414,822
260,254	First Republic Bank, 5.70%, Series F Pfd.	6,847,283
244,861	Hancock Whitney Corp., 5.95% Pfd.(b)	6,351,694
165,178	Huntington Bancshares, Inc., 5.88%, Series C Pfd.(b)	4,334,271
872,525	Huntington Bancshares, Inc., 6.25%, Series D Pfd.(b)	22,807,804
60,302	ING Groep NV, 6.13% Pfd. (Netherlands)	1,549,761
1,497,342	JPMorgan Chase & Co., 5.45%, Series P Pfd.	38,466,716
2,661,205	JPMorgan Chase & Co., 5.75%, Series DD Pfd.	70,069,528
2,145,623	JPMorgan Chase & Co., 6.00%, Series EE Pfd.	56,923,378
1,947,674	JPMorgan Chase & Co., 6.10%, Series AA Pfd.(b)	50,620,047
2,856,271	JPMorgan Chase & Co., 6.13%, Series Y Pfd.	73,320,477
2,047,905	JPMorgan Chase & Co., 6.15%, Series BB Pfd.(b)	53,491,279
1,010,308	JPMorgan Chase & Co., 6.30%, Series W Pfd.	25,742,648
312,651	KeyCorp, 5.63%, Series G Pfd.	7,969,474
664,461	KeyCorp, 5.65%, Series F Pfd.(b)	16,651,393

798,705	KeyCorp, 6.13%, Series E Pfd.(b)	$22,259,908
112,620	MB Financial, Inc., 6.00%, Series C Pfd.	2,933,751
411,639	People’s United Financial, Inc., 5.63%, Series A Pfd.(b)	10,595,588
2,961,318	PNC Financial Services Group, Inc. (The), 6.13%, Series P Pfd.(b)	79,037,577
693,494	Regions Financial Corp., 5.70%, Series C Pfd.	17,600,878
809,961	Regions Financial Corp., 6.38%, Series A Pfd.(b)	20,419,117
760,595	Regions Financial Corp., 6.38%, Series B Pfd.(b)	20,634,942
322,401	Synovus Financial Corp., 6.30%, Series D Pfd.(b)	8,450,130
297,465	TCF Financial Corp., 5.70%, Series C Pfd.(b)	7,451,498
404,615	Texas Capital Bancshares, Inc., 6.50%, Series A Pfd.	10,487,621
749,622	U.S. Bancorp, 5.15% Pfd.(b)	18,748,046
1,512,184	U.S. Bancorp, 6.50%, Series F Pfd.	40,647,506
487,344	Unum Group, 6.25% Pfd.	12,641,703
1,047,816	US Bancorp, 5.50%, Series K Pfd.	27,347,998
163,227	Valley National Bancorp, 5.50%, Series B Pfd.	4,229,212
198,736	Valley National Bancorp, 6.25%, Series A Pfd.(b)	5,642,115
246,907	Webster Financial Corp., 5.25%, Series F Pfd.(b)	6,017,124
851,374	Wells Fargo & Co., 5.13%, Series O Pfd.(b)	21,216,240
948,777	Wells Fargo & Co., 5.20% Pfd.(b)	23,681,474
1,974,622	Wells Fargo & Co., 5.50%, Series X Pfd.(b)	50,056,668
1,296,537	Wells Fargo & Co., 5.63%, Series Y Pfd.(b)	32,906,109
1,784,946	Wells Fargo & Co., 5.70%, Series W Pfd.(b)	45,766,015
2,882,131	Wells Fargo & Co., 5.85%, Series Q Pfd.	73,840,196
1,192,416	Wells Fargo & Co., 6.00%, Series T Pfd.(b)	30,287,366
1,629,930	Wells Fargo & Co., 6.00%, Series V Pfd.(b)	42,345,581
1,334,736	Wells Fargo & Co., 6.63%, Series R Pfd.(b)	37,466,040
203,401	Wintrust Financial Corp., 6.50%, Series D Pfd.	5,792,860
231,631	Zions Bancorp NA, 5.75%, Series H Pfd.(b)	5,939,019
18,193	Zions Bancorp NA, 6.30%, Series G Pfd.(b)	487,754

		1,772,955,771

	Capital Markets - 14.4%
373,670	Affiliated Managers Group, Inc., 5.88% Pfd.(b)	9,584,635
417,607	Apollo Global Management LLC, 6.38%, Series A Pfd.(b)	10,648,978
459,331	Apollo Global Management LLC, 6.38%, Series B Pfd.(b)	11,667,007
256,633	Apollo Investment Corp., 6.88% Pfd.	6,698,121
528,148	Ares Management Corp., 7.00%, Series A Pfd.(b)	14,043,455
935,566	Bank of New York Mellon Corp. (The), 5.20% Pfd.(b)	23,482,707
197,410	Brightsphere Investment Group PLC, 5.13% Pfd.	4,650,980
660,943	Carlyle Group LP (The), 5.88%, Series A Pfd.(b)	15,479,285
1,124,080	Charles Schwab Corp. (The), 5.95%, Series D Pfd.	29,405,933
979,776	Charles Schwab Corp. (The), 6.00%, Series C Pfd.	25,591,749
3,250,151	Deutsche Bank Contingent Capital Trust V, 8.05% Pfd. (Germany)	83,008,857
1,659,277	Goldman Sachs Group, Inc. (The), 5.50%, Series J Pfd.(b)	42,875,718
190,911	Goldman Sachs Group, Inc. (The), 6.20%, Series B Pfd.(b)	5,106,869
983,035	Goldman Sachs Group, Inc. (The), 6.30%, Series N Pfd.(b)	25,912,803

Schedule of Investments(a)

1,082,289	Goldman Sachs Group, Inc. (The), 6.38%, Series K Pfd.(b)	$29,254,272
254,284	KKR & Co., Inc., 6.50%, Series B Pfd.(b)	6,695,298
553,705	KKR & Co., Inc., 6.75%, Series A Pfd.(b)	14,634,423
714,810	Legg Mason, Inc., 5.45% Pfd.	17,827,361
545,596	Legg Mason, Inc., 6.38% Pfd.(b)	14,720,180
1,541,207	Morgan Stanley, 5.85%, Series K Pfd.(b)	40,687,865
1,667,264	Morgan Stanley, 6.38%, Series I Pfd.	44,716,020
1,074,202	Morgan Stanley, 6.63%, Series G Pfd.(b)	27,413,635
919,842	Morgan Stanley, 6.88%, Series F Pfd.(b)	25,534,814
1,232,067	Morgan Stanley, 7.13%, Series E Pfd.(b)	34,436,273
645,960	Northern Trust Corp., 5.85%, Series C Pfd.(b)	16,762,662
412,788	Oaktree Capital Group LLC, 6.55%, Series B Pfd.(b)	10,472,432
305,878	Oaktree Capital Group LLC, 6.63%, Series A Pfd.(b)	7,802,948
310,592	Prospect Capital Corp., 6.25% Pfd.	7,820,707
730,392	State Street Corp., 5.25%, Series C Pfd.(b)	18,157,545
728,951	State Street Corp., 5.35%, Series G Pfd.(b)	19,054,779
1,211,611	State Street Corp., 5.90%, Series D Pfd.(b)	32,216,736
1,185,784	State Street Corp., 6.00%, Series E Pfd.	30,000,335
371,101	Stifel Financial Corp., 5.20% Pfd.(b)	9,121,663
255,586	Stifel Financial Corp., 6.25%, Series A Pfd.(b)	6,596,675
172,150	Stifel Financial Corp., 6.25%, Series B Pfd.(b)	4,425,976

		726,509,696

	Chemicals - 0.1%
71,074	E.I. du Pont de Nemours & Co., 4.50%, Series B Pfd.(b)	7,714,372

	Commercial Services & Supplies - 0.3%
717,858	Pitney Bowes, Inc., 6.70% Pfd.(b)	14,357,160

	Consumer Finance - 2.9%
974,589	Capital One Financial Corp., 5.20%, Series G Pfd.(b)	24,257,520
1,253,793	Capital One Financial Corp., 6.00%, Series B Pfd.(b)	31,545,432
808,399	Capital One Financial Corp., 6.00%, Series H Pfd.(b)	21,050,710
810,659	Capital One Financial Corp., 6.20%, Series F Pfd.	20,882,576
750,011	Capital One Financial Corp., 6.25%, Series C Pfd.	18,945,278
751,958	Capital One Financial Corp., 6.70%, Series D Pfd.	19,122,292
514,899	Navient Corp., 6.00% Pfd.	10,812,879

		146,616,687

	Diversified Financials - 0.2%
373,294	National Rural Utilities Cooperative Finance Corp., 5.50%, Series US Pfd.	9,556,326

	Diversified Telecommunication Services - 4.4%
2,005,783	AT&T, Inc., 5.35% Pfd.	51,729,143
1,262,567	AT&T, Inc., 5.63% Pfd.(b)	33,028,753
1,691,449	Qwest Corp., 6.13% Pfd.(b)	37,871,543
1,647,133	Qwest Corp., 6.50% Pfd.	37,867,588
594,482	Qwest Corp., 6.63% Pfd.(b)	14,802,602
857,506	Qwest Corp., 6.75% Pfd.	20,871,696
732,415	Qwest Corp., 6.88% Pfd.	18,420,237
289,307	Qwest Corp., 7.00% Pfd.(b)	7,354,184

		221,945,746

	Electric Utilities - 8.5%
383,036	Alabama Power Co., 5.00%, Series A Pfd.	9,744,436
852,695	Duke Energy Corp., 5.13% Pfd.(b)	21,291,794
805,454	Duke Energy Corp., 5.63% Pfd.	21,521,731
1,333,211	Duke Energy Corp., 5.75%, Series A Pfd.(b)	35,250,099

468,216	Entergy Arkansas LLC, 4.88% Pfd.(b)	$11,817,772
52,355	Entergy Arkansas LLC, 4.90% Pfd.(b)	1,336,100
426,404	Entergy Louisiana LLC, 4.88% Pfd.(b)	10,724,061
426,288	Entergy Louisiana LLC, 5.25% Pfd.(b)	10,870,344
430,916	Entergy Mississippi LLC, 4.90% Pfd.(b)	10,988,358
429,211	Entergy New Orleans LLC, 5.50% Pfd.	11,228,160
634,789	Entergy Texas, Inc., 5.63% Pfd.(b)	16,961,562
438,018	Georgia Power Co., 5.00%, Series 2017 Pfd.	11,103,756
314,232	Interstate Power & Light Co., 5.10%, Series D Pfd.(b)	8,031,770
1,039,153	Nextera Energy Capital Holdings, Inc., 5.65%, Series N Pfd.(b)	26,945,237
812,764	NextEra Energy Capital Holdings, Inc., 5.00% Pfd.(b)	19,855,824
743,414	NextEra Energy Capital Holdings, Inc., 5.13%, Series I Pfd.(b)	18,258,248
743,280	NextEra Energy Capital Holdings, Inc., 5.25%, Series K Pfd.(b)	19,221,221
715,276	PPL Capital Funding, Inc., 5.90%, Series B Pfd.(b)	17,989,191
285,156	SCE Trust II, 5.10% Pfd.	6,053,862
346,010	SCE Trust III, 5.75%, Series H Pfd.	8,363,062
512,423	SCE Trust IV, 5.38%, Series J Pfd.	11,888,214
512,704	SCE Trust V, 5.45%, Series K Pfd.	11,976,765
974,916	SCE Trust VI, 5.00% Pfd.	20,326,999
692,582	Southern Co. (The), 5.25% Pfd.(b)	17,446,140
1,225,583	Southern Co. (The), 5.25% Pfd.	31,534,251
1,517,964	Southern Co. (The), 6.25% Pfd.	39,618,860

		430,347,817

	Equity REITs - 9.4%
238,576	American Homes 4 Rent, 5.88%, Series F Pfd.	5,883,284
180,564	American Homes 4 Rent, 5.88%, Series G Pfd.(b)	4,566,463
179,369	American Homes 4 Rent, 6.25%, Series H Pfd.	4,631,307
187,234	Boston Properties, Inc., 5.25%, Series B Pfd.	4,658,382
90,150	CBL & Associates Properties, Inc., 6.63%, Series E Pfd.(b)	741,033
668,896	CBL & Associates Properties, Inc., 7.38%, Series D Pfd.(b)	5,698,994
398,794	Digital Realty Trust, Inc., 5.25%, Series J Pfd.(b)	9,969,850
510,360	Digital Realty Trust, Inc., 5.88%, Series G Pfd.(b)	12,891,694
385,430	Digital Realty Trust, Inc., 6.35%, Series I Pfd.	10,086,703
260,235	Digital Realty Trust, Inc., 6.63%, Series C Pfd.(b)	6,948,274
253,306	EPR Properties, 5.75%, Series G Pfd.(b)	6,218,662
245,548	Federal Realty Investment Trust, 5.00%, Series C Pfd.(b)	6,126,423
505,225	Kimco Realty Corp., 5.13%, Series L Pfd.	11,837,422
426,667	Kimco Realty Corp., 5.25%, Series M Pfd.(b)	10,154,675
339,555	Kimco Realty Corp., 5.50%, Series J Pfd.(b)	8,363,240
348,576	Kimco Realty Corp., 6.00%, Series I Pfd.	8,850,345
533,241	National Retail Properties, Inc., 5.20%, Series F Pfd.(b)	13,027,078
431,122	National Retail Properties, Inc., 5.70%, Series E Pfd.	10,954,810
470,180	Office Properties Income Trust, 5.88% Pfd.	11,763,904
420,285	PS Business Parks, Inc., 5.20%, Series W Pfd.(b)	10,263,360
336,473	PS Business Parks, Inc., 5.20%, Series Y Pfd.(b)	8,233,494
436,385	PS Business Parks, Inc., 5.25%, Series X Pfd.(b)	10,909,625

Schedule of Investments(a)

245,539	PS Business Parks, Inc., 5.70%, Series V Pfd.	$6,214,592
961,160	Public Storage, 4.90%, Series E Pfd.(b)	23,567,643
794,748	Public Storage, 4.95%, Series D Pfd.(b)	19,598,486
733,893	Public Storage, 5.05%, Series G Pfd.	18,317,969
484,335	Public Storage, 5.13%, Series C Pfd.(b)	12,263,362
447,310	Public Storage, 5.15%, Series F Pfd.(b)	11,236,427
727,274	Public Storage, 5.20%, Series W Pfd.	18,152,759
965,393	Public Storage, 5.40%, Series B Pfd.	24,685,099
305,772	Public Storage, 5.60%, Series H Pfd.(b)	7,986,765
286,146	Public Storage, 5.88%, Series A Pfd.(b)	7,445,519
98,857	Public Storage, 6.00%, Series Z Pfd.(b)	2,502,071
50,546	QTS Realty Trust, Inc., 7.13%, Series A Pfd.(b)	1,309,141
587,935	Senior Housing Properties Trust, 5.63% Pfd.	12,652,361
422,839	Senior Housing Properties Trust, 6.25% Pfd.(b)	10,203,105
297,756	Site Centers Corp., 6.25%, Series K Pfd.(b)	7,527,272
204,365	Site Centers Corp., 6.38%, Series A Pfd.	5,162,260
312,175	Site Centers Corp., 6.50%, Series J Pfd.	7,704,479
359,965	SL Green Realty Corp., 6.50%, Series I Pfd.	9,373,489
283,099	Spirit Realty Capital, Inc., 6.00%, Series A Pfd.(b)	7,023,686
1,670,357	VEREIT, Inc., 6.70%, Series F Pfd.	41,959,368
514,751	Vornado Realty Trust, 5.25%, Series M Pfd.	12,323,139
338,992	Vornado Realty Trust, 5.40%, Series L Pfd.	8,339,203
546,952	Vornado Realty Trust, 5.70%, Series K Pfd.	13,690,208
159,357	Washington Prime Group, Inc., 6.88%, Series I Pfd.(b)	3,000,692

		475,018,117

	Gas Utilities - 0.2%
348,597	Spire, Inc., 5.90%, Series A Pfd.	9,021,690

	Insurance - 13.0%
1,524,656	Aegon NV, 6.38% Pfd. (Netherlands)	38,909,221
791,943	Allstate Corp. (The), 5.10% Pfd.(b)	20,004,480
494,552	Allstate Corp. (The), 5.63%, Series A Pfd.(b)	12,517,111
980,272	Allstate Corp. (The), 5.63%, Series G Pfd.(b)	25,438,058
403,134	Allstate Corp. (The), 6.25%, Series F Pfd.(b)	10,320,230
1,201,721	Allstate Corp. (The), 6.63%, Series E Pfd.(b)	30,655,903
59,024	American Financial Group, Inc., 5.88% Pfd.(b)	1,570,629
181,385	American Financial Group, Inc., 6.00% Pfd.	4,794,006
469,585	American Financial Group, Inc., 6.25% Pfd.(b)	12,321,910
671,662	American International Group, Inc., 5.85%, Series A Pfd.	17,698,294
740,594	Arch Capital Group Ltd., 5.25%, Series E Pfd.	17,359,523
510,515	Arch Capital Group Ltd., 5.45%, Series F Pfd.	12,487,197
204,620	Argo Group US, Inc., 6.50% Pfd.(b)	5,166,655
465,389	Aspen Insurance Holdings Ltd., 5.63% Pfd. (Bermuda)	11,434,608
383,498	Aspen Insurance Holdings Ltd., 5.95% Pfd. (Bermuda)(b)	9,863,569
538,354	Assured Guaranty Municipal Holdings, Inc., 6.25% Pfd.(b)	14,061,806
316,573	Axis Capital Holdings Ltd., 5.50%, Series D Pfd.(b)	7,765,536
853,913	Axis Capital Holdings Ltd., 5.50%, Series E Pfd.(b)	20,972,103

613,908	Brighthouse Financial, Inc., 6.25% Pfd.(b)	$15,685,349
537,697	Brighthouse Financial, Inc., 6.60%, Series A Pfd.(b)	14,399,526
653,514	Enstar Group Ltd., 7.00%, Series D Pfd. (Bermuda)(b)	16,788,775
144,250	Enstar Group Ltd., 7.00%, Series E Pfd. (Bermuda)	3,658,180
290,125	Hanover Insurance Group, Inc. (The), 6.35% Pfd.(b)	7,363,373
480,618	Hartford Financial Services Group, Inc. (The), 6.00%, Series G Pfd.(b)	12,630,641
1,001,446	Hartford Financial Services Group, Inc. (The), 7.88% Pfd.	28,461,095
234,677	Kemper Corp., 7.38% Pfd.(b)	6,017,118
1,340,151	MetLife, Inc., 5.63%, Series E Pfd.(b)	34,884,131
636,733	PartnerRe Ltd., 5.88%, Series I Pfd. (Bermuda)(b)	16,332,201
513,508	PartnerRe Ltd., 7.25%, Series H Pfd. (Bermuda)(b)	13,700,393
914,928	Prudential Financial, Inc., 5.63% Pfd.(b)	24,227,293
1,232,870	Prudential Financial, Inc., 5.70% Pfd.(b)	30,920,380
883,386	Prudential Financial, Inc., 5.75% Pfd.(b)	22,287,829
861,668	Prudential PLC, 6.50% Pfd. (United Kingdom)	22,765,269
615,353	Reinsurance Group of America, Inc., 5.75% Pfd.(b)	16,374,543
674,699	Reinsurance Group of America, Inc., 6.20% Pfd.(b)	18,115,668
642,940	RenaissanceRe Holdings Ltd., 5.38%, Series E Pfd. (Bermuda)(b)	15,771,318
357,245	RenaissanceRe Holdings Ltd., 5.75%, Series F Pfd. (Bermuda)	8,948,987
553,415	Torchmark Corp., 6.13% Pfd.	14,665,498
596,205	W.R. Berkley Corp., 5.63% Pfd.(b)	15,203,228
545,182	W.R. Berkley Corp., 5.75% Pfd.	13,635,002
129,536	W.R. Berkley Corp., 5.90% Pfd.	3,303,168
253,723	WR Berkley Corp., 5.70% Pfd.(b)	6,398,894

		655,878,698

	Internet Software & Services - 0.6%
1,206,598	eBay, Inc., 6.00% Pfd.(b)	31,769,725

	Leisure Products - 0.3%
280,370	Brunswick Corp., 6.38% Pfd.(b)	7,205,509
260,220	Brunswick Corp., 6.50% Pfd.(b)	6,713,676
83,284	Brunswick Corp., 6.63% Pfd.	2,156,223

		16,075,408

	Machinery - 0.6%
1,231,495	Stanley Black & Decker, Inc., 5.75% Pfd.(b)	31,292,288

	Mortgage REITs - 0.3%
564,382	Wells Fargo Real Estate Investment Corp., 6.38%, Series A Pfd.(b)	14,600,562

	Multi-Utilities - 3.6%
442,129	Algonquin Power & Utilities Corp., 6.88% Pfd. (Canada)	11,689,891
314,993	CMS Energy Corp., 5.63% Pfd.(b)	8,142,569
398,978	CMS Energy Corp., 5.88% Pfd.(b)	10,728,518
1,030,682	CMS Energy Corp., 5.88% Pfd.	26,725,584
1,309,487	Dominion Energy, Inc., 5.25%, Series A Pfd.	33,588,342
625,935	DTE Energy Co., 5.25%, Series E Pfd.	16,023,936
509,948	DTE Energy Co., 5.38%, Series B Pfd.(b)	13,309,643
819,575	DTE Energy Co., 6.00%, Series F Pfd.	21,620,388
674,421	Integrys Holding, Inc., 6.00% Pfd.	17,636,109
764,379	NiSource, Inc., 6.50%, Series B Pfd.	20,141,387

		179,606,367

	Oil, Gas & Consumable Fuels - 2.5%
189,736	Dcp Midstream LP, 7.95%, Series C Pfd.(b)	4,714,940
253,260	DCP Midstream LP, 7.88%, Series B Pfd.	6,065,577

Schedule of Investments(a)

916,353	Enbridge, Inc., 6.38%, Series B Pfd. (Canada)(b)	$24,210,046
714,431	Energy Transfer Operating LP, 7.38%, Series C Pfd.(b)	16,674,820
1,181,793	Energy Transfer Operating LP, 7.60%, Series E Pfd.	29,143,015
636,349	Energy Transfer Operating LP, 7.63%, Series D Pfd.	15,329,647
426,446	NuStar Energy LP, 7.63%, Series B Pfd.	8,563,036
384,454	NuStar Energy LP, 8.50%, Series A Pfd.(b)	8,784,774
312,109	NuStar Energy LP, 9.00%, Series C Pfd.(b)	7,318,956
203,139	Targa Resources Partners LP, 9.00%, Series A Pfd.(b)	5,549,757

		126,354,568

	Real Estate - 0.1%
172,900	Digital Realty Trust, Inc., 5.85%, Series K Pfd.(b)	4,464,278

	Real Estate Management & Development - 0.1%
198,140	Brookfield Property Partners LP, 6.50% Pfd. (Bermuda)	4,945,574

	Specialty Retail - 0.2%
326,889	QVC, Inc., 6.38% Pfd.(b)	8,142,805

	Thrifts & Mortgage Finance - 0.4%
797,235	New York Community Bancorp, Inc., 6.38%, Series A Pfd.(b)	20,959,308

	Trading Companies & Distributors - 0.3%
392,512	Air Lease Corp., 6.15%, Series A Pfd.(b)	10,421,194
255,604	GATX Corp., 5.63% Pfd.	6,712,161

		17,133,355

	Utilities - 0.3%
520,850	Algonquin Power & Utilities Corp., 6.20%, Series 19-A Pfd. (Canada)	13,266,050

	Wireless Telecommunication Services - 1.5%
468,357	Telephone & Data Systems, Inc., 5.88% Pfd.(b)	11,114,112
864,501	Telephone & Data Systems, Inc., 6.63% Pfd.(b)	23,877,518
553,297	United States Cellular Corp., 6.95% Pfd.(b)	13,937,551
510,967	United States Cellular Corp., 7.25% Pfd.(b)	13,555,954
464,023	United States Cellular Corp., 7.25% Pfd.	12,069,238

		74,554,373

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $5,068,045,813)-99.8%	5,032,388,626

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.6%
21,238,993	Invesco Government & Agency Portfolio - Institutional Class 2.31%(c)(d)	21,238,993
7,202,332	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	7,204,493

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,443,486)	28,443,486

	Total Investments in Securities (Cost $5,096,489,299)-100.4%	5,060,832,112
	Other assets less liabilities-(0.4)%	(19,836,849)

	Net Assets-100.0%	$5,040,995,263

Abbreviations:

Pfd. - Preferred

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Taxable Municipal Bond ETF (BAB)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.5%
	Ad Valorem Property Tax — 16.5%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,090,540
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,503,330
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	16,161,308
8,505,000	California State Ser. 09	7.350	11/01/2039	12,801,556
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,046,784
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,047,500
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	2,092,960
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,340,500
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	6,531,631
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,883,430
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,300,303
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	4,780,157
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,342,580
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,602,848
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	730,940
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,525,748
200,000	Delaware State Ser. 09D	5.200	10/01/2026	201,832
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	627,225
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,029,900
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	630,755
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,034,010
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,231,450
2,000,000	Hayward California Unified School District Ser. 10 AGM(a)	7.350	08/01/2020	2,115,840
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,002,860
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	204,738
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	327,456
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,109,180
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,025,640
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,000,000
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	609,610
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	240,554
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,705,490
7,765,000	Massachusetts State Ser. 10	4.910	05/01/2029	9,112,383
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,478,880
10,000,000	Metro Oregon Ser. 19	3.250	06/01/2028	10,622,500
3,000,000	Mississippi State Ser. 09D	5.539	10/01/2029	3,567,300
1,000,000	Montgomery County Pennsylvania Ser. 10(a)	6.030	03/01/2020	1,025,420
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,367,700
4,835,000	New Britain Connecticut Ref. Ser. 18 BAM	4.350	03/01/2039	5,089,176
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,029,950
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,929,210
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,019,340
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,175,060
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	2,831,408
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,066,177
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	11,163,109
5,000,000	New York City New York Ser. 10	5.846	06/01/2040	6,639,450
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,713,056
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	960,000
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,032,710
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,031,880
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,492,108
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,221,320
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,050,680
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,083,240
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,006,040
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,091,960
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,957,875
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,983,132

Schedule of Investments

$ 1,000,000	San Mateo California Union High School District Ser. 10B	6.733%	09/01/2034	$1,052,710
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/2035	1,037,960
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	201,416
725,000	Utah State Ser. 09D	4.554	07/01/2024	770,588
675,000	Wilson County Tennessee Tenth Special School District Ser. 10(a)	6.130	04/01/2020	695,857

				178,378,250

	College & University Revenue — 11.5%
1,000,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	1,410,630
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,267,920
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,237,260
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,063,100
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,548,225
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	6,085,050
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,547,971
5,000,000	Missouri State Health & Educational Facilities Auth. (Saint Louis University) Rev. Ser. 19B	4.200	10/01/2049	5,545,550
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,093,990
425,000	New Mexico State University Regents Improvement Rev. Ser. 10B(a)	6.124	04/01/2020	437,367
575,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	592,923
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Green Bond-New York University) Rev. Ser. 19B-2	4.014	07/01/2049	3,354,840
5,000,000	New York State Dormitory Auth. Non-State Supported Debt (New York University) Rev. Ser. 18B	4.850	07/01/2048	5,528,850
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,049,180
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,134,130
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	519,740
6,000,000	Oregon State University General Rev. Ser. 19	4.052	04/01/2052	6,257,460
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,218,150
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,049,429
2,000,000	Texas State A&M University Fund Ref. Ser. 17B	3.660	07/01/2047	2,054,400
2,500,000	Texas State A&M University Rev. Ser. 19A	4.197	05/15/2048	2,630,600
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,570,575
8,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	11,758,352
1,577,000	University of California Rev. Ser. 15AQ	4.767	05/15/2115	1,858,731
15,000,000	University of California Rev. Ser. 19BD	3.349	07/01/2029	15,839,850
5,770,000	University of Delaware Ser. 18	4.071	11/01/2050	6,460,957
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,135,480
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,237,150
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,668,000
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	303,440
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	508,755
10,000,000	University of Texas Permanent Fund (Permanent University Fund Boards) Ser. 17A	3.376	07/01/2047	10,202,900
500,000	University of Texas Ser. 09B	6.276	08/15/2041	503,800
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	11,611,300
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,785,872
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	253,950

				124,325,877

	Electric Power Revenue — 12.2%
9,930,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	17,210,080
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,799,764
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	10,905,212
2,000,000	American Municipal Power Ohio Inc. Rev. Ser. 09B	6.449	02/15/2044	2,803,640
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	5,301,564
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	979,620
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	844,320
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,741,330
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,286,660
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	3,073,450
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,564,220
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	624,275

Schedule of Investments

$ 8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166%	07/01/2040	$8,322,160
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,634,415
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	13,257,200
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,287,350
9,854,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	12,415,941
6,634,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,581,742
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,415,800
240,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	295,966
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	13,440,155
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,610,080
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,265,339
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	6,884,402

				132,544,685

	Fuel Sales Tax Revenue — 3.3%
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,457,225
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,703,140
1,000,000	Oregon State Department of Transportation Highway User (Sub. Lien) Rev. Ser.10A	5.834	11/15/2034	1,320,480
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,250,500
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,991,342
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,377,580
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,442,238
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,146,650

				35,689,155

	General Fund — 10.3%
9,040,000	California State Ref. Ser. 09	7.300	10/01/2039	13,526,281
5,400,000	California State Ref. Ser. 18	4.600	04/01/2038	5,980,338
5,090,000	California State Ser. 09	7.500	04/01/2034	7,596,825
12,850,000	California State Ser. 10	7.950	03/01/2036	13,371,838
15,745,000	California State Ser. 10	7.600	11/01/2040	25,167,910
8,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	13,901,074
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	10,927,128
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,334,574
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,547,325
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,614,380

				110,967,673

	Government Fund/Grant Revenue — 0.9%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	9,265,326
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	729,399

				9,994,725

	Health, Hospital, Nursing Home Revenue — 1.3%
2,000,000	California Statewide Communities Development Auth. (Marin General Hospital Project) Rev. Ser. 18B	4.821	08/01/2045	2,159,580
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,285,960
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10(a)	7.900	06/15/2020	2,109,060
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	3,059,025
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,074,830
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,011,480
1,000,000	Ohio State Hospital Facilities (Cleveland Clinic Health System) Rev. Ref. Ser. 17B	3.700	01/01/2043	1,037,470
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,534,140
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	613,480

				13,885,025

	Highway Tolls Revenue — 2.3%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,893,119
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,816,163
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,462,776
2,480,000	Metropolitan Washington D.C. Airports Auth. (Dulles Toll Road) Rev. Ser. 09D	7.462	10/01/2046	3,923,310

Schedule of Investments

$ 250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259%	11/01/2029	$253,897
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	329,288
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,803,898
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,945,005
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,565,447

				24,992,903

	Hotel Occupancy Tax — 0.3%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,829,895

	Income Tax Revenue — 2.8%
4,500,000	District of Columbia Income Tax Secured Rev. Ser. 10	4.909	12/01/2023	4,985,415
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	5,153,959
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	6,781,268
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	228,614
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,261,464
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,221,668
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,527,876
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,509,400
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,169,890

				29,839,554

	Lease Revenue — 3.2%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	312,885
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,041,130
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,108,080
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,143,648
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,023,190
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,275,040
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,449,593
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	506,485
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,075,100
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,003,430
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,495,600
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,045,980
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	510,220
4,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	3,811,320
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	4,442,640
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	610,730
2,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. Ref. Ser. 18A	4.232	10/15/2038	2,135,060
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	4,211,820
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,026,900
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,351,970

				34,580,821

	Local or GTD Housing — 1.1%
10,300,000	Colorado State Housing & Finance Auth. Ser. 19B-2(b)	2.400	11/01/2044	10,300,000
1,000,000	Phoenix Arizona Industrial Development Auth. Student Housing (Downtown Phoenix Student Housing LLC-Arizona State University Project) Rev. Ref. Ser. 18A	5.000	07/01/2042	1,138,850

				11,438,850

	Miscellaneous Revenue — 6.2%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	507,955
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	581,100
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,349,020
20,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 19A AGM	3.657	06/01/2038	20,762,600
5,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 19A	3.807	06/01/2041	5,214,450
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,180,450
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,160,835
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	525,230

Schedule of Investments

$ 2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945%	03/01/2030	$2,053,800
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,185,780
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,222,190
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,094,170
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,045,480
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,077,120
9,680,000	Texas State Ser. 09	5.517	04/01/2039	12,683,898
2,000,000	Tulare County California Pension Obligation Bonds Ser. 18	4.445	06/01/2037	2,140,860

				66,784,938

	Miscellaneous Taxes — 0.5%
2,015,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 09	7.336	11/15/2039	3,103,825
2,000,000	Oregon State (Taxable-Pension) Ser. 03	5.892	06/01/2027	2,403,960

				5,507,785

	Nuclear Revenue — 0.2%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,474,150

	Port, Airport & Marina Revenue — 8.1%
10,000,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ser. 18C	4.472	01/01/2049	11,682,100
9,580,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ser. 18C	4.572	01/01/2054	11,347,414
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,266,369
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	8,071,620
1,000,000	Columbus Ohio Regional Airport Auth. Customer Facility Charge Rev. Ser. 19	4.199	12/15/2048	1,046,030
1,250,000	Hawaii State Airports System Customer Facilities Charge Rev. Ser. 17A	3.894	07/01/2037	1,295,400
1,000,000	Kenton County Airport Board Senior Customer Facilities Charge Rev. Ser. 19	4.689	01/01/2049	1,079,210
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	256,282
1,500,000	Maryland State Economic Development Corp. Rev. (Seagirt Marine Terminal Project) Ser. 19B	4.750	06/01/2042	1,561,500
2,700,000	Miami-Dade County Florida Aviation Rev. Ref. Ser. 19B	3.275	10/01/2029	2,790,153
5,000,000	Miami-Dade County Florida Aviation Rev. Ser. 19B	3.135	10/01/2027	5,142,500
3,600,000	Miami-Dade County Florida Aviation Rev. Ser. 19B	3.175	10/01/2028	3,702,528
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	2,023,120
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,791,333
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,541,475
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	2,036,360
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	1,021,800
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	2,053,040
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	3,077,310
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	2,064,140
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	1,038,810
8,000,000	Port Auth. of New York & New Jersey (Consolidated 174th) Ser. 12	4.458	10/01/2062	9,465,360
1,000,000	Port of Portland Oregon Airport (Portland International Airport) Rev. Ser. 19	4.237	07/01/2049	1,043,870
500,000	Port of Seattle Washington Rev. (Intermediate Lien) Ref. Ser. 17B	3.755	05/01/2036	519,260
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	6,721,500

				87,638,484

	Sales Tax Revenue — 1.7%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,428,269
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,051,430
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,631,100
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	584,293
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,930,550
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,134,960
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,255,174
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,422,009

Schedule of Investments

$ 3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451%	02/01/2040	$4,286,850

				18,724,635

	Sewer Revenue — 1.0%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,581,040
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,218,366
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,294,358
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,384,628
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,473,404
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	516,460
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC(a)	6.300	10/01/2019	202,336
1,100,000	Riverside California Sewer Rev. Ser. 09(a)	7.000	08/01/2019	1,107,843
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B(a)	5.425	10/01/2020	207,810

				10,986,245

	Tax Increment Revenue — 0.4%
2,000,000	San Jose California Redevelopment Agency Successor Tax Allocation (Senior) Ref. Ser. 17A-T	3.076	08/01/2025	2,073,840
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	7.930	08/01/2020	1,062,850
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B(a)	8.180	08/01/2020	1,065,570

				4,202,260

	Transit Revenue — 4.1%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,352,500
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	428,649
1,800,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	2,463,390
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	10,055,533
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	5,261,388
6,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	9,253,886
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	10,117,255
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,268,779
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,171,316

				44,372,696

	Water Revenue — 7.6%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,565,415
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	210,262
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	4,069,950
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,459,620
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,583,400
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,907,340
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,690,475
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	576,830
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,965,596
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,290,600
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,048,610
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	7,737,221
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,030,856
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	6,206,804
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,327,530
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,042,900
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,249,180
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	667,320
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	765,910
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	697,350
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,948,067
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,700,200

Schedule of Investments

$ 2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000%	11/01/2040	$3,288,678
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,992,598
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,134,220
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,103,300
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,452,200
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,173,012
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,568,325
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,215,300
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,487,402
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,313,925
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	656,395

				82,126,791

	Total Municipal Bonds (Cost $947,218,251)			1,033,285,397

	Corporate Bonds — 0.8%
	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	2,047,401

	Healthcare-Services - 0.6%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	3,127,907
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,169,456
1,250,000	Montefiore Medical Center	2.895	04/20/2032	1,277,178

				6,574,541

	Total Corporate Bonds (Cost $8,249,900)			8,621,942

Number of Shares
	Money Market Funds—2.5%
26,787,493	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.2889%(c) (Cost $26,787,493)			26,787,493

	Total Investments in Securities (Cost $982,255,644)(d)— 98.8%			1,068,694,832
	Other assets less liabilities— 1.2%			13,332,240

	Net Assets—100.0%			$1,082,027,072

Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

BAM - Build America Mutual

COP - Certificate of Participation

GTD - Grant To Date

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Treasury Collateral ETF (CLTL)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Short- Term Investments - 99.8%
	U.S. Treasury Securities - 99.8%
	U.S. Treasury Bills - 53.5%(a)
$13,500,000	U.S. Treasury Bills	2.062%	07/02/2019	$13,475,013
580,000	U.S. Treasury Bills	2.225	07/05/2019	578,816
8,000,000	U.S. Treasury Bills	2.335	07/05/2019	7,983,671
154,000	U.S. Treasury Bills	2.352	07/05/2019	153,685
56,000	U.S. Treasury Bills	2.377	07/05/2019	55,886
42,000	U.S. Treasury Bills	2.382	07/05/2019	41,914
196,000	U.S. Treasury Bills	2.401	07/05/2019	195,600
140,000	U.S. Treasury Bills	2.412	07/05/2019	139,714
5,880,000	U.S. Treasury Bills	2.457	07/05/2019	5,867,998
380,000	U.S. Treasury Bills	2.232	07/11/2019	379,083
209,000	U.S. Treasury Bills	2.336	07/11/2019	208,495
76,000	U.S. Treasury Bills	2.378	07/11/2019	75,816
57,000	U.S. Treasury Bills	2.384	07/11/2019	56,862
9,145,000	U.S. Treasury Bills	2.385	07/11/2019	9,122,909
580,000	U.S. Treasury Bills	2.250	07/18/2019	578,341
140,000	U.S. Treasury Bills	2.300	07/18/2019	139,600
10,000	U.S. Treasury Bills	2.323	07/18/2019	9,971
5,000,000	U.S. Treasury Bills	2.328	07/18/2019	4,985,703
3,087,000	U.S. Treasury Bills	2.338	07/18/2019	3,078,173
209,000	U.S. Treasury Bills	2.340	07/18/2019	208,402
20,000	U.S. Treasury Bills	2.353	07/18/2019	19,943
76,000	U.S. Treasury Bills	2.374	07/18/2019	75,783
5,000,000	U.S. Treasury Bills	2.376	07/18/2019	4,985,703
57,000	U.S. Treasury Bills	2.382	07/18/2019	56,837
10,000	U.S. Treasury Bills	2.430	07/18/2019	9,971
100,000	U.S. Treasury Bills	2.432	07/18/2019	99,714
10,000	U.S. Treasury Bills	2.436	07/18/2019	9,971
30,000	U.S. Treasury Bills	2.478	07/18/2019	29,914
100,000	U.S. Treasury Bills	2.480	07/18/2019	99,714
10,000	U.S. Treasury Bills	2.481	07/18/2019	9,971
110,000	U.S. Treasury Bills	2.487	07/18/2019	109,685
100,000	U.S. Treasury Bills	2.490	07/18/2019	99,714
120,000	U.S. Treasury Bills	2.492	07/18/2019	119,657
10,000	U.S. Treasury Bills	2.494	07/18/2019	9,971
160,000	U.S. Treasury Bills	2.501	07/18/2019	159,542
70,000	U.S. Treasury Bills	2.514	07/18/2019	69,800
6,500,000	U.S. Treasury Bills	2.162	07/23/2019	6,479,281
600,000	U.S. Treasury Bills	2.252	07/25/2019	598,016
330,000	U.S. Treasury Bills	2.342	07/25/2019	328,908
14,458,000	U.S. Treasury Bills	2.381	07/25/2019	14,410,176
6,000,000	U.S. Treasury Bills	2.171	07/30/2019	5,978,347
4,000,000	U.S. Treasury Bills	2.172	08/01/2019	3,984,996
380,000	U.S. Treasury Bills	2.257	08/01/2019	378,575
209,000	U.S. Treasury Bills	2.354	08/01/2019	208,216
57,000	U.S. Treasury Bills	2.382	08/01/2019	56,786
76,000	U.S. Treasury Bills	2.391	08/01/2019	75,715
8,917,000	U.S. Treasury Bills	2.397	08/01/2019	8,883,552
7,500,000	U.S. Treasury Bills	2.178	08/08/2019	7,468,547
260,000	U.S. Treasury Bills	2.261	08/08/2019	258,909
6,188,000	U.S. Treasury Bills	2.318	08/08/2019	6,162,049
143,000	U.S. Treasury Bills	2.359	08/08/2019	142,400
6,500,000	U.S. Treasury Bills	2.186	08/15/2019	6,470,023
480,000	U.S. Treasury Bills	2.267	08/15/2019	477,787
3,163,000	U.S. Treasury Bills	2.345	08/15/2019	3,148,413
7,000,000	U.S. Treasury Bills	2.349	08/15/2019	6,967,717
110,000	U.S. Treasury Bills	2.352	08/15/2019	109,493
30,000	U.S. Treasury Bills	2.384	08/15/2019	29,862
140,000	U.S. Treasury Bills	2.400	08/15/2019	139,355
40,000	U.S. Treasury Bills	2.419	08/15/2019	39,816
100,000	U.S. Treasury Bills	2.441	08/15/2019	99,539

Schedule of Investments

$ 9,000	U.S. Treasury Bills	2.481%	08/15/2019	$8,958
500,000	U.S. Treasury Bills	2.485	08/15/2019	497,694
9,000	U.S. Treasury Bills	2.498	08/15/2019	8,958
90,000	U.S. Treasury Bills	2.503	08/15/2019	89,585
27,000	U.S. Treasury Bills	2.511	08/15/2019	26,875
144,000	U.S. Treasury Bills	2.522	08/15/2019	143,336
99,000	U.S. Treasury Bills	2.524	08/15/2019	98,543
9,000	U.S. Treasury Bills	2.526	08/15/2019	8,958
108,000	U.S. Treasury Bills	2.528	08/15/2019	107,501
9,000	U.S. Treasury Bills	2.532	08/15/2019	8,958
81,000	U.S. Treasury Bills	2.534	08/15/2019	80,626
9,000	U.S. Treasury Bills	2.541	08/15/2019	8,958
63,000	U.S. Treasury Bills	2.542	08/15/2019	62,709
380,000	U.S. Treasury Bills	2.278	08/22/2019	378,069
209,000	U.S. Treasury Bills	2.353	08/22/2019	207,938
57,000	U.S. Treasury Bills	2.392	08/22/2019	56,710
9,145,000	U.S. Treasury Bills	2.414	08/22/2019	9,098,533
76,000	U.S. Treasury Bills	2.420	08/22/2019	75,614
380,000	U.S. Treasury Bills	2.294	08/29/2019	377,891
209,000	U.S. Treasury Bills	2.352	08/29/2019	207,840
57,000	U.S. Treasury Bills	2.393	08/29/2019	56,684
76,000	U.S. Treasury Bills	2.428	08/29/2019	75,578
9,145,000	U.S. Treasury Bills	2.429	08/29/2019	9,094,243
240,000	U.S. Treasury Bills	2.279	09/05/2019	238,559
5,712,000	U.S. Treasury Bills	2.324	09/05/2019	5,677,683
132,000	U.S. Treasury Bills	2.358	09/05/2019	131,207
360,000	U.S. Treasury Bills	2.285	09/12/2019	357,679
4,000,000	U.S. Treasury Bills	2.323	09/12/2019	3,974,214
198,000	U.S. Treasury Bills	2.358	09/12/2019	196,724
30,000	U.S. Treasury Bills	2.396	09/12/2019	29,807
140,000	U.S. Treasury Bills	2.401	09/12/2019	139,097
100,000	U.S. Treasury Bills	2.430	09/12/2019	99,355
40,000	U.S. Treasury Bills	2.439	09/12/2019	39,742
10,000	U.S. Treasury Bills	2.461	09/12/2019	9,936
3,448,000	U.S. Treasury Bills	2.463	09/12/2019	3,425,773
10,000	U.S. Treasury Bills	2.474	09/12/2019	9,936
30,000	U.S. Treasury Bills	2.508	09/12/2019	29,807
100,000	U.S. Treasury Bills	2.509	09/12/2019	99,355
10,000	U.S. Treasury Bills	2.517	09/12/2019	9,936
10,000	U.S. Treasury Bills	2.525	09/12/2019	9,936
110,000	U.S. Treasury Bills	2.527	09/12/2019	109,291
130,000	U.S. Treasury Bills	2.532	09/12/2019	129,163
90,000	U.S. Treasury Bills	2.537	09/12/2019	89,420
160,000	U.S. Treasury Bills	2.543	09/12/2019	158,969
70,000	U.S. Treasury Bills	2.551	09/12/2019	69,549
240,000	U.S. Treasury Bills	2.279	09/19/2019	238,351
5,712,000	U.S. Treasury Bills	2.323	09/19/2019	5,672,754
132,000	U.S. Treasury Bills	2.360	09/19/2019	131,093
240,000	U.S. Treasury Bills	2.276	09/26/2019	238,237
5,712,000	U.S. Treasury Bills	2.336	09/26/2019	5,670,048
132,000	U.S. Treasury Bills	2.343	09/26/2019	131,031
540,000	U.S. Treasury Bills	2.282	10/03/2019	535,761
13,608,000	U.S. Treasury Bills	2.360	10/03/2019	13,501,195
420,000	U.S. Treasury Bills	2.278	10/10/2019	416,556
110,000	U.S. Treasury Bills	2.328	10/10/2019	109,098
6,000,000	U.S. Treasury Bills	2.351	10/10/2019	5,950,792
30,000	U.S. Treasury Bills	2.376	10/10/2019	29,754
140,000	U.S. Treasury Bills	2.398	10/10/2019	138,852
140,000	U.S. Treasury Bills	2.421	10/10/2019	138,852
10,000	U.S. Treasury Bills	2.487	10/10/2019	9,918
10,000	U.S. Treasury Bills	2.507	10/10/2019	9,918
30,000	U.S. Treasury Bills	2.528	10/10/2019	29,754
100,000	U.S. Treasury Bills	2.540	10/10/2019	99,180
160,000	U.S. Treasury Bills	2.547	10/10/2019	158,688
3,486,000	U.S. Treasury Bills	2.563	10/10/2019	3,457,410
110,000	U.S. Treasury Bills	2.568	10/10/2019	109,098
70,000	U.S. Treasury Bills	2.574	10/10/2019	69,426
120,000	U.S. Treasury Bills	2.577	10/10/2019	119,016
10,000	U.S. Treasury Bills	2.578	10/10/2019	9,918
90,000	U.S. Treasury Bills	2.590	10/10/2019	89,262
10,000	U.S. Treasury Bills	2.602	10/10/2019	9,918
540,000	U.S. Treasury Bills	2.271	10/17/2019	535,311

Schedule of Investments

$13,608,000	U.S. Treasury Bills	2.356%	10/17/2019	$13,489,826
540,000	U.S. Treasury Bills	2.265	10/24/2019	535,077
13,608,000	U.S. Treasury Bills	2.347	10/24/2019	13,483,933
540,000	U.S. Treasury Bills	2.290	10/31/2019	534,849
13,608,000	U.S. Treasury Bills	2.355	10/31/2019	13,478,204
6,500,000	U.S. Treasury Bills	2.258	11/07/2019	6,427,598
99,000	U.S. Treasury Bills	2.303	11/07/2019	97,897
27,000	U.S. Treasury Bills	2.378	11/07/2019	26,699
36,000	U.S. Treasury Bills	2.427	11/07/2019	35,599
126,000	U.S. Treasury Bills	2.445	11/07/2019	124,597
180,000	U.S. Treasury Bills	2.460	11/07/2019	177,995
90,000	U.S. Treasury Bills	2.478	11/07/2019	88,998
9,000	U.S. Treasury Bills	2.504	11/07/2019	8,900
9,000	U.S. Treasury Bills	2.522	11/07/2019	8,900
27,000	U.S. Treasury Bills	2.540	11/07/2019	26,699
4,069,000	U.S. Treasury Bills	2.575	11/07/2019	4,023,676
144,000	U.S. Treasury Bills	2.585	11/07/2019	142,396
6,500,000	U.S. Treasury Bills	2.260	11/14/2019	6,432,067
6,500,000	U.S. Treasury Bills	2.253	11/21/2019	6,429,142
6,500,000	U.S. Treasury Bills	2.258	11/29/2019	6,426,110
200,000	U.S. Treasury Bills	2.230	12/05/2019	197,681
110,000	U.S. Treasury Bills	2.305	12/05/2019	108,725
30,000	U.S. Treasury Bills	2.376	12/05/2019	29,652
40,000	U.S. Treasury Bills	2.424	12/05/2019	39,536
140,000	U.S. Treasury Bills	2.448	12/05/2019	138,377
100,000	U.S. Treasury Bills	2.490	12/05/2019	98,841
4,450,000	U.S. Treasury Bills	2.505	12/05/2019	4,398,419
180,000	U.S. Treasury Bills	2.260	01/02/2020	177,607
99,000	U.S. Treasury Bills	2.331	01/02/2020	97,684
27,000	U.S. Treasury Bills	2.382	01/02/2020	26,641
36,000	U.S. Treasury Bills	2.422	01/02/2020	35,521
4,487,000	U.S. Treasury Bills	2.453	01/02/2020	4,427,333
380,000	U.S. Treasury Bills	2.248	01/30/2020	374,311
209,000	U.S. Treasury Bills	2.333	01/30/2020	205,871
57,000	U.S. Treasury Bills	2.382	01/30/2020	56,147
76,000	U.S. Treasury Bills	2.426	01/30/2020	74,862
8,917,000	U.S. Treasury Bills	2.463	01/30/2020	8,783,494

	(Cost $290,788,172)			290,892,972

	U.S. Treasury Notes - 46.1%
2,360,000	U.S. Treasury Notes	1.000	06/30/2019	2,357,505
4,648,000	U.S. Treasury Notes	0.750	07/15/2019	4,638,982
2,932,000	U.S. Treasury Notes	0.875	07/31/2019	2,924,690
5,120,000	U.S. Treasury Notes	1.375	07/31/2019	5,111,286
6,636,000	U.S. Treasury Notes	1.625	07/31/2019	6,627,332
4,539,000	U.S. Treasury Notes	0.750	08/15/2019	4,523,557
5,210,000	U.S. Treasury Notes	3.625	08/15/2019	5,222,113
2,755,000	U.S. Treasury Notes	1.000	08/31/2019	2,745,261
9,468,000	U.S. Treasury Notes	1.250	08/31/2019	9,440,077
6,623,000	U.S. Treasury Notes	1.625	08/31/2019	6,609,159
4,621,000	U.S. Treasury Notes	0.875	09/15/2019	4,601,507
3,683,000	U.S. Treasury Notes	1.000	09/30/2019	3,666,168
4,990,000	U.S. Treasury Notes	1.375	09/30/2019	4,974,114
6,725,000	U.S. Treasury Notes	1.750	09/30/2019	6,710,946
4,612,000	U.S. Treasury Notes	1.000	10/15/2019	4,589,120
2,908,000	U.S. Treasury Notes	1.250	10/31/2019	2,894,710
11,496,000	U.S. Treasury Notes	1.500	10/31/2019	11,456,033
4,416,000	U.S. Treasury Notes	1.000	11/15/2019	4,389,435
6,812,000	U.S. Treasury Notes	3.375	11/15/2019	6,840,871
4,192,000	U.S. Treasury Notes	1.000	11/30/2019	4,163,753
6,612,000	U.S. Treasury Notes	1.500	11/30/2019	6,583,847
4,816,000	U.S. Treasury Notes	1.750	11/30/2019	4,801,232
4,573,000	U.S. Treasury Notes	1.375	12/15/2019	4,549,331
4,276,000	U.S. Treasury Notes	1.125	12/31/2019	4,245,851
6,938,000	U.S. Treasury Notes	1.625	12/31/2019	6,909,679
5,070,000	U.S. Treasury Notes	1.875	12/31/2019	5,056,434
4,829,000	U.S. Treasury Notes	1.375	01/15/2020	4,800,799
9,639,000	U.S. Treasury Notes	1.250	01/31/2020	9,570,661
9,639,000	U.S. Treasury Notes	1.375	01/31/2020	9,580,827
9,639,000	U.S. Treasury Notes	2.000	01/31/2020	9,618,479
4,056,000	U.S. Treasury Notes	1.375	02/15/2020	4,029,145

Schedule of Investments

$11,839,000	U.S. Treasury Notes	3.625%	02/15/2020	$11,942,591
3,042,000	U.S. Treasury Notes	1.250	02/29/2020	3,017,997
9,867,000	U.S. Treasury Notes	1.375	02/29/2020	9,797,815
6,909,000	U.S. Treasury Notes	2.250	02/29/2020	6,904,682
3,000,000	U.S. Treasury Notes	1.125	03/31/2020	2,971,641
6,000,000	U.S. Treasury Notes	1.375	03/31/2020	5,955,469
5,000,000	U.S. Treasury Notes	2.250	03/31/2020	4,997,754
7,590,000	U.S. Treasury Notes	1.375	04/30/2020	7,528,479
5,500,000	U.S. Treasury Notes	2.375	04/30/2020	5,504,834
5,500,000	U.S. Treasury Notes	3.500	05/15/2020	5,563,809
6,000,000	U.S. Treasury Notes	1.500	05/31/2020	5,957,344
6,000,000	U.S. Treasury Notes	2.500	05/31/2020	6,015,117

	(Cost $250,119,979)			250,390,436

	U.S. Treasury Bonds - 0.2%
1,072,000	U.S. Treasury Bonds (Cost $1,084,536)	8.125	08/15/2019	1,084,102

	Total Investments in Securities (Cost $541,992,687)-99.8%			542,367,510
	Other assets less liabilities-0.2%			1,075,686

	Net Assets - 100.0%			$543,443,196

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Variable Rate Preferred ETF (VRP)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 71.6%
	Auto Manufacturers— 0.8%
$ 8,590,000	General Motors Financial Co., Inc., Series A(a)	5.750%	12/29/2049	$7,881,325
4,415,000	General Motors Financial Co., Inc., Series B(a)	6.500	03/30/2167	4,139,062

				12,020,387

	Banks— 45.5%
16,405,000	Bank of America Corp., Series AA	6.100	12/29/2049	17,635,375
8,545,000	Bank of America Corp., Series DD(a)	6.300	12/29/2049	9,388,819
20,180,000	Bank of America Corp., Series FF	5.875	09/15/2166	20,911,525
8,445,000	Bank of America Corp., Series U(a)	5.200	12/01/2165	8,550,562
12,720,000	Bank of America Corp., Series V	5.125	12/29/2049	12,704,100
17,190,000	Bank of America Corp., Series X	6.250	09/29/2049	18,393,300
12,135,000	Bank of America Corp., Series Z(a)	6.500	12/31/2049	13,257,487
4,320,000	Bank of New York Mellon Corp. (The), Series D(a)	4.500	12/20/2165	4,212,000
8,465,000	Bank of New York Mellon Corp. (The), Series E	4.950	12/20/2165	8,581,394
8,636,000	Bank of New York Mellon Corp. (The), Series F	4.625	12/29/2049	8,538,845
2,825,000	CIT Group, Inc., Series A(a)	5.800	12/15/2165	2,832,062
6,500,000	Citigroup, Inc.	5.900	08/15/2067	6,703,125
12,905,000	Citigroup, Inc.	5.950	07/30/2166	13,259,887
10,685,000	Citigroup, Inc., Series D	5.350	04/29/2049	10,658,287
14,700,000	Citigroup, Inc., Series M	6.300	11/15/2165	15,159,375
12,960,000	Citigroup, Inc., Series N	5.800	11/29/2049	13,057,200
13,090,000	Citigroup, Inc., Series O	5.875	12/29/2049	13,286,350
17,050,000	Citigroup, Inc., Series P	5.950	12/29/2049	17,689,375
10,640,000	Citigroup, Inc., Series Q	5.950	12/29/2049	10,932,600
12,885,000	Citigroup, Inc., Series R	6.125	12/29/2049	13,239,337
12,605,000	Citigroup, Inc., Series T	6.250	12/29/2049	13,518,862
2,575,000	Citizens Financial Group, Inc., Series B(a)	6.000	01/06/2167	2,610,406
2,650,000	Citizens Financial Group, Inc., Series C(a)	6.375	01/06/2067	2,709,625
5,300,000	Fifth Third Bancorp	5.100	12/31/2165	5,167,500
6,582,000	Goldman Sachs Capital II (3 mo. USD LIBOR + 0.77%)(b)	4.000	12/03/2165	5,162,565
11,190,000	Goldman Sachs Group, Inc. (The), Series L (3 mo. USD LIBOR + 3.88%)(b)	6.429	12/29/2049	11,259,937
16,930,000	Goldman Sachs Group, Inc. (The), Series M	5.375	11/10/2166	17,120,462
5,605,000	Goldman Sachs Group, Inc. (The), Series O(a)	5.300	12/29/2049	5,801,175
12,635,000	Goldman Sachs Group, Inc. (The), Series P	5.000	05/10/2166	11,940,075
4,265,000	Huntington Bancshares, Inc., Series E(a)	5.700	07/15/2166	4,259,669
10,550,000	JPMorgan Chase & Co., Series CC(a)	4.625	05/01/2166	9,943,375
36,992,000	JPMorgan Chase & Co., Series I (3 mo. USD LIBOR + 3.47%)(b)	6.053	10/30/2166	36,900,944
12,995,000	JPMorgan Chase & Co., Series Q(a)	5.150	12/29/2049	13,124,950
12,790,000	JPMorgan Chase & Co., Series R	6.000	12/29/2049	13,349,563
17,030,000	JPMorgan Chase & Co., Series S	6.750	01/29/2049	18,711,712
2,940,000	JPMorgan Chase & Co., Series U (3 mo. USD LIBOR + 0.95%)(b)	3.526	02/02/2037	2,504,973
8,390,000	JPMorgan Chase & Co., Series U	6.125	12/29/2049	8,893,400
21,290,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	21,236,775
5,231,000	JPMorgan Chase & Co., Series W (3 mo. USD LIBOR + 1.00%)(b)	3.518	05/15/2047	4,178,162
13,760,000	JPMorgan Chase & Co., Series X	6.100	10/29/2049	14,620,000
16,890,000	JPMorgan Chase & Co., Series Z	5.300	12/29/2049	17,185,575
4,615,000	KeyCorp, Series D	5.000	12/15/2165	4,620,769
3,090,000	M&T Bank Corp., Series E	6.450	08/15/2166	3,325,613
4,370,000	M&T Bank Corp., Series F	5.125	05/01/2166	4,495,638
4,280,000	Mellon Capital IV, Series 1 (3 mo. USD LIBOR + 0.57%)(b)	4.000	06/29/2049	3,595,200
10,970,000	Morgan Stanley, Series H	5.450	07/29/2049	10,983,713
12,740,000	Morgan Stanley, Series J	5.550	07/15/2066	12,947,025
4,395,000	Northern Trust Corp., Series D	4.600	04/01/2166	4,384,013
8,565,000	PNC Financial Services Group, Inc. (The), Series O	6.750	12/31/2049	9,078,900
4,195,000	PNC Financial Services Group, Inc. (The), Series R	4.850	12/31/2049	4,189,756
4,575,000	PNC Financial Services Group, Inc. (The), Series S	5.000	05/01/2166	4,603,594
7,036,000	State Street Corp. (3 mo. USD LIBOR + 1.00%)(b)	3.611	06/15/2047	5,458,142
6,450,000	State Street Corp., Series F	5.250	12/29/2049	6,611,250
4,190,000	State Street Corp., Series H	5.625	12/15/2166	4,271,181
6,465,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	6,392,269
4,380,000	SunTrust Banks, Inc., Series H	5.125	06/15/2166	4,232,175
6,440,000	U.S. Bancorp, Series I	5.125	01/15/2166	6,601,000
8,640,000	U.S. Bancorp, Series J	5.300	12/29/2049	8,974,800

Schedule of Investments

$ 5,980,000	USB Capital IX (3 mo. USD LIBOR + 1.02%)(b)	3.617%	10/29/2049	$4,761,575
21,513,000	Wachovia Capital Trust III (3 mo. USD LIBOR + 0.93%)(b)	5.570	03/29/2049	21,459,218
28,675,000	Wells Fargo & Co., Series K (3 mo. USD LIBOR + 3.77%)(b)	6.381	03/29/2049	28,854,219
16,989,000	Wells Fargo & Co., Series S	5.900	12/29/2049	17,562,379
16,895,000	Wells Fargo & Co., Series U	5.875	12/29/2049	18,014,294

				674,607,433

	Diversified Financial Services— 3.6%
6,305,000	American Express Co., Series B(a)	5.200	05/29/2049	6,344,406
7,335,000	American Express Co., Series C	4.900	12/29/2049	7,292,039
8,438,000	Capital One Financial Corp., Series E	5.550	12/01/2167	8,564,570
3,485,000	Charles Schwab Corp. (The)(a)	7.000	08/01/2166	3,750,731
5,260,000	Charles Schwab Corp. (The), Series E(a)	4.625	03/01/2166	5,266,575
4,190,000	Charles Schwab Corp. (The), Series F(a)	5.000	06/01/2166	4,116,675
4,955,000	Discover Financial Services, Series C	5.500	04/30/2166	4,812,544
3,635,000	E*Trade Financial Corp., Series A(a)	5.875	03/15/2166	3,805,391
2,550,000	E*Trade Financial Corp., Series B(a)	5.300	09/15/2166	2,473,500
3,538,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	3,542,497
3,170,000	National Rural Utilities Cooperative Finance Corp.(a)	5.250	04/20/2046	3,268,812

				53,237,740

	Electric— 2.4%
6,820,000	CenterPoint Energy, Inc., Series A	6.125	03/01/2167	7,041,650
5,975,000	Dominion Energy, Inc.	5.750	10/01/2054	6,127,978
2,797,000	NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 2.07%)(b)	4.659	10/01/2066	2,349,480
4,820,000	NextEra Energy Capital Holdings, Inc.	4.800	12/01/2077	4,464,525
4,400,000	NextEra Energy Capital Holdings, Inc.	5.650	05/01/2079	4,510,000
2,940,000	Southern California Edison Co., Series E	6.250	08/01/2166	2,917,950
4,871,000	Southern Co. (The), Series B	5.500	03/15/2057	4,913,621
4,416,000	WEC Energy Group, Inc. (3 mo. USD LIBOR + 2.11%)(b)	4.631	05/15/2067	3,759,120

				36,084,324

	Insurance— 7.6%
6,860,000	Aegon NV (Netherlands)	5.500	04/11/2048	6,997,200
6,954,000	Allstate Corp. (The), Series B	5.750	08/15/2053	7,197,390
6,580,000	American International Group, Inc., Series A-9	5.750	04/01/2048	6,557,885
3,385,000	Assurant, Inc.(a)	7.000	03/27/2048	3,551,886
2,124,000	Everest Reinsurance Holdings, Inc. (3 mo. USD LIBOR + 2.39%)(a)(b)	4.903	05/15/2037	1,927,530
6,195,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.36%)(b)	4.883	05/17/2066	5,180,569
4,335,000	Lincoln National Corp. (3 mo. USD LIBOR + 2.04%)(b)	4.632	04/20/2067	3,435,487
12,775,000	MetLife, Inc., Series C(a)	5.250	12/29/2049	12,870,812
4,415,000	MetLife, Inc., Series D	5.875	09/15/2166	4,586,081
3,493,000	Principal Financial Group, Inc.(a)	4.700	05/15/2055	3,458,070
4,390,000	Progressive Corp. (The), Series B	5.375	09/15/2166	4,449,364
8,526,000	Prudential Financial, Inc.	5.875	09/15/2042	9,043,145
12,778,000	Prudential Financial, Inc.	5.625	06/15/2043	13,337,037
4,435,000	Prudential Financial, Inc.	5.200	03/15/2044	4,512,613
8,401,000	Prudential Financial, Inc.	5.375	05/15/2045	8,657,684
6,550,000	Prudential Financial, Inc.	4.500	09/15/2047	6,349,541
8,490,000	Prudential Financial, Inc.	5.700	09/15/2048	8,790,155
2,880,000	Reinsurance Group of America, Inc. (3 mo. USD LIBOR + 2.67%)(a)(b)	5.276	12/15/2065	2,628,000

				113,530,449

	Media— 0.8%
5,545,000	Viacom, Inc.	6.250	02/28/2057	5,682,048
5,455,000	Viacom, Inc.	5.875	02/28/2057	5,472,933

				11,154,981

	Miscellaneous Manufacturing— 3.0%
48,430,000	General Electric Co., Series D	5.000	06/15/2165	45,239,674

	Pipelines— 6.7%
5,055,000	Andeavor Logistics LP, Series A	6.875	02/15/2166	5,099,231
8,540,000	Enbridge, Inc. (Canada)	5.500	07/15/2077	8,136,912
7,365,000	Enbridge, Inc. (Canada)	6.250	03/01/2078	7,309,762
6,480,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	6,465,744
8,045,000	Energy Transfer Operating LP, Series A	6.250	02/15/2167	7,421,513
4,870,000	Energy Transfer Operating LP, Series B(a)	6.625	02/15/2166	4,489,590
6,101,000	Enterprise Products Operating LLC	5.375	02/15/2078	5,520,374
6,085,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	5,632,815
8,665,000	Enterprise Products Operating LLC, Series E	5.250	08/16/2077	8,089,219
6,725,000	Plains All American Pipeline, L.P., Series B	6.125	11/15/2166	6,245,844
8,540,000	TransCanada PipeLines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(b)	4.728	05/15/2067	7,022,015
6,525,000	TransCanada Trust (Canada)	5.625	05/20/2075	6,461,707
12,905,000	TransCanada Trust (Canada)	5.300	03/15/2077	12,146,831

Schedule of Investments

$ 10,297,000	TransCanada Trust, Series 16-A (Canada)	5.875%	08/15/2076	$10,554,425

				100,595,982

	Telecommunications— 1.2%
17,150,000	Vodafone Group PLC (United Kingdom)	7.000	04/04/2079	17,836,000

	Total Corporate Bonds (Cost $1,095,069,111)			1,064,306,970

Number of Shares
	Preferred Stocks & Other Equity Interests—27.4%(c)
	Banks— 10.4%
116,822	Banco Santander SA, 4.00%, Series 6 Pfd. (Spain) (3 mo. USD LIBOR + 0.52%)(a)(b)			2,651,859
107,149	Bank of America Corp., 3.17%, Series 02 Pfd. (3 mo. USD LIBOR + 0.65%)(b)			2,089,405
74,713	Bank of America Corp., 4.00%, Series 4 Pfd. (3 mo. USD LIBOR + 0.75%)(a)(b)			1,627,996
148,769	Bank of America Corp., 4.00%, Series 5 Pfd. (3 mo. USD LIBOR + 0.50%)(b)			3,228,287
114,227	Bank of America Corp., 4.00%, Series E Pfd. (3 mo. USD LIBOR + 0.35%)(a)(b)			2,538,124
362,048	Bank of America Corp., 6.45%, Series K Pfd.(a)			9,547,206
781,449	Citigroup Capital XIII, 8.95% Pfd. (3 mo. USD LIBOR + 6.37%)(b)			21,341,372
519,597	Citigroup, Inc., 6.88%, Series K Pfd.			14,112,255
336,859	Citigroup, Inc., 7.13%, Series J Pfd.			9,344,469
100,318	Citizens Financial Group, Inc., 6.35%, Series D Pfd.			2,683,506
154,640	Fifth Third Bancorp, 6.63%, Series I Pfd.			4,255,693
41,113	FNB Corp., 7.25% Pfd.			1,157,331
29,461	Iberiabank Corp., 6.10%, Series D Pfd.			771,878
171,494	KeyCorp, 6.13%, Series E Pfd.			4,779,538
83,188	People’s United Financial, Inc., 5.63%, Series A Pfd.			2,141,259
522,050	PNC Financial Services Group, Inc. (The), 6.13%, Series P Pfd.			13,933,515
173,820	Regions Financial Corp., 5.70%, Series C Pfd.			4,411,552
166,693	Regions Financial Corp., 6.38%, Series B Pfd.			4,522,381
63,713	SunTrust Banks, Inc., 4.00% Pfd. (3 mo. USD LIBOR + 0.53%)(a)(b)			1,401,686
64,477	Synovus Financial Corp., 6.30%, Series D Pfd.			1,689,942
348,246	U.S. Bancorp, 3.50%, Series B Pfd. (3 mo. USD LIBOR + 0.60%)(a)(b)			6,742,043
387,201	U.S. Bancorp, 6.50%, Series F Pfd.			10,407,963
37,030	Valley National Bancorp, 5.50%, Series B Pfd.			959,447
42,533	Valley National Bancorp, 6.25%, Series A Pfd.(a)			1,207,512
601,781	Wells Fargo & Co., 5.85%, Series Q Pfd.			15,417,629
297,561	Wells Fargo & Co., 6.63%, Series R Pfd.			8,352,537
46,439	Wintrust Financial Corp., 6.50%, Series D Pfd.			1,322,583
51,364	Zions Bancorp NA, 6.30%, Series G Pfd.			1,377,069

				154,016,037

	Capital Markets— 5.6%
249,115	Goldman Sachs Group, Inc. (The), 3.75%, Series A Pfd. (3 mo. USD LIBOR + 0.75%)(b)			4,710,765
53,785	Goldman Sachs Group, Inc. (The), 4.00%, Series C Pfd. (3 mo. USD LIBOR + 0.75%)(b)			1,067,094
466,767	Goldman Sachs Group, Inc. (The), 4.00%, Series D Pfd. (3 mo. USD LIBOR + 0.67%)(b)			9,129,963
334,035	Goldman Sachs Group, Inc. (The), 5.50%, Series J Pfd.			8,631,464
242,429	Goldman Sachs Group, Inc. (The), 6.38%, Series K Pfd.			6,552,856
363,268	Morgan Stanley, 4.00%, Series A Pfd. (3 mo. USD LIBOR + 0.70%)(a)(b)			7,454,259
343,509	Morgan Stanley, 5.85%, Series K Pfd.			9,068,638
344,511	Morgan Stanley, 6.38%, Series I Pfd.			9,239,785
282,725	Morgan Stanley, 6.88%, Series F Pfd.			7,848,446
286,385	Morgan Stanley, 7.13%, Series E Pfd.			8,004,461
172,633	State Street Corp., 5.35%, Series G Pfd.			4,512,627
263,089	State Street Corp., 5.90%, Series D Pfd.			6,995,536

				83,215,894

	Commercial Services & Supplies— 0.2%
139,785	NuStar Logistics LP, 9.33% Pfd. (3 mo. USD LIBOR + 6.73%)(a)(b)			3,515,593

	Consumer Finance— 1.6%
935,924	GMAC Capital Trust I, 8.30%, Series 2 Pfd. (3 mo. USD LIBOR + 5.79%)(b)			24,165,558

Schedule of Investments

	Diversified Financial Services— 0.1%
37,156	Compass Diversified Holdings, 7.88%, Series B Pfd.(a)	$824,492

	Electric Utilities— 0.5%
92,619	SCE Trust III, 5.75%, Series H Pfd.	2,238,601
117,840	SCE Trust IV, 5.38%, Series J Pfd.	2,733,888
99,633	SCE Trust V, 5.45%, Series K Pfd.	2,327,427

		7,299,916

	Food Products— 0.6%
175,500	CHS, Inc., 6.75%, Series 3 Pfd.	4,534,920
145,936	CHS, Inc., 7.10%, Series 2 Pfd.	3,817,686

		8,352,606

	Insurance— 2.0%
89,557	Aegon NV, 4.00%, Series 1 Pfd. (Netherlands) (3 mo. USD LIBOR + 0.88%)(a)(b)	1,988,165
172,691	Allstate Corp. (The), 5.10% Pfd.	4,362,175
95,434	Aspen Insurance Holdings Ltd., 5.95% Pfd. (Bermuda)	2,454,563
136,509	Enstar Group Ltd., 7.00%, Series D Pfd. (Bermuda)	3,506,916
208,188	Hartford Financial Services Group, Inc. (The), 7.88% Pfd.	5,916,703
206,898	MetLife, Inc., 4.00%, Series A Pfd. (3 mo. USD LIBOR + 1.00%)(a)(b)	4,640,722
134,027	Reinsurance Group of America, Inc., 5.75% Pfd.	3,566,458
134,726	Reinsurance Group of America, Inc., 6.20% Pfd.	3,617,393

		30,053,095

	Marine— 0.1%
52,704	Seaspan Corp., 8.00%, Series I Pfd. (Hong Kong)	1,280,707

	Mortgage REITs— 2.2%
84,180	AGNC Investment Corp., 6.88%, Series D Pfd.(a)	2,128,912
111,089	AGNC Investment Corp., 7.00%, Series C Pfd.(a)	2,862,764
144,710	Annaly Capital Management, Inc., 6.50%, Series G Pfd.(a)	3,507,771
248,066	Annaly Capital Management, Inc., 6.95%, Series F Pfd.	6,238,860
92,979	Chimera Investment Corp., 7.75%, Series C Pfd.	2,303,090
111,284	Chimera Investment Corp., 8.00%, Series B Pfd.	2,822,162
68,895	Chimera Investment Corp., 8.00%, Series D Pfd.(a)	1,734,087
44,713	Exantas Capital Corp., 8.63% Pfd.(a)	1,162,091
50,159	New York Mortgage Trust, Inc., 8.00%, Series D Pfd.(a)	1,229,899
68,628	PennyMac Mortgage Investment Trust, 8.00%, Series B Pfd.(a)	1,745,896
42,696	PennyMac Mortgage Investment Trust, 8.13%, Series A Pfd.	1,087,894
99,689	Two Harbors Investment Corp., 7.25%, Series C Pfd.	2,462,318
96,630	Two Harbors Investment Corp., 7.63%, Series B Pfd.(a)	2,451,503
53,317	Two Harbors Investment Corp., 8.13%, Series A Pfd.	1,434,227

		33,171,474

	Multi-Utilities— 0.8%
103,402	Algonquin Power & Utilities Corp., 6.88% Pfd. (Canada)	2,733,949
157,345	Integrys Holding, Inc., 6.00% Pfd.	4,114,572
37,198	Just Energy Group, Inc., 8.50%, Series A Pfd. (Canada)(a)	814,264
170,281	NiSource, Inc., 6.50%, Series B Pfd.	4,486,904

		12,149,689

	Oil, Gas & Consumable Fuels— 2.6%
59,113	DCP Midstream LP, 7.88%, Series B Pfd.	1,415,756
41,084	DCP Midstream LP, 7.95%, Series C Pfd.(a)	1,020,937
207,534	Enbridge, Inc., 6.38%, Series B Pfd. (Canada)	5,483,048
153,918	Energy Transfer Operating LP, 7.38%, Series C Pfd.	3,592,446
267,120	Energy Transfer Operating LP, 7.60%, Series E Pfd.	6,587,179
153,097	Energy Transfer Operating LP, 7.63%, Series D Pfd.	3,688,107
42,804	GasLog Partners LP, 8.20%, Series B Pfd. (Monaco)	1,013,171
38,676	GasLog Partners LP, 8.50%, Series C Pfd. (Monaco)	940,987
53,185	GasLog Partners LP, 8.63%, Series A Pfd. (Monaco)	1,316,329
77,537	NGL Energy Partners LP, 9.00%, Series B Pfd.	1,803,511
134,807	NuStar Energy LP, 7.63%, Series B Pfd.	2,706,924
74,489	NuStar Energy LP, 8.50%, Series A Pfd.	1,702,074
64,160	NuStar Energy LP, 9.00%, Series C Pfd.	1,504,552
46,513	Targa Resources Partners LP, 9.00%, Series A Pfd.	1,270,735
63,204	Teekay LNG Partners LP, 8.50%, Series B Pfd. (Bermuda)	1,535,857
44,642	Teekay Offshore Partners LP, 8.88%, Series E Pfd.	785,253
42,798	Tsakos Energy Navigation Ltd., 9.25%, Series E Pfd. (Greece)	882,923
55,651	Tsakos Energy Navigation Ltd., 9.50%, Series F Pfd. (Greece)	1,175,906

		38,425,695

	Thrifts & Mortgage Finance— 0.3%
180,724	New York Community Bancorp, Inc., 6.38%, Series A Pfd.	4,751,234

Schedule of Investments

	Trading Companies & Distributors— 0.2%
90,350	Air Lease Corp., 6.15%, Series A Pfd.	$2,398,792

	Utilities— 0.2%
108,000	Algonquin Power & Utilities Corp., 6.20%, Series 19-A Pfd. (Canada)	2,750,760

	Total Preferred Stocks & Other Equity Interests (Cost $429,546,987)	406,371,542

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,524,616,098)— 99.0%	1,470,678,512

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.9%
21,338,117	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	21,338,117
7,110,572	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	7,112,706

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,450,823)	28,450,823

	Total Investments in Securities (Cost $1,553,066,921)— 100.9%	1,499,129,335
	Other assets less liabilities—(0.9)%	(13,874,142)

	Net Assets—100.0%	$1,485,255,193

Abbreviations:

LIBOR - London Interbank Offered Rate

Pfd. - Preferred

REIT - Real Estate Investment Trust

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	Variable rate coupon. Stated interest rate was in effect at May 31, 2019.
(c)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco VRDO Tax-Free Weekly ETF (PVI)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.1%(a)
	Ad Valorem Property Tax — 4.7%
$ 400,000	Massachusetts State Ref. (Remarketed 4/12/17) Ser. 01C	1.420%	01/01/2021	$400,000
2,300,000	Washington Maryland Suburban Sanitary District Ser. 15A	1.380	06/01/2023	2,300,000

				2,700,000

	College & University Revenue — 9.4%
2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	1.430	08/15/2030	2,500,000
1,000,000	University of Texas System Ser. 08B	1.350	08/01/2025	1,000,000
1,900,000	Washington State Higher Education Facilities Auth. (Whitman College Project) Ref. Ser. 04	1.450	10/01/2029	1,900,000

				5,400,000

	Electric Power Revenue — 3.1%
1,780,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(b)	1.430	06/01/2026	1,780,000

	Health, Hospital, Nursing Home Revenue — 26.5%
165,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(b)	1.450	01/01/2029	165,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(b)	1.450	07/01/2035	2,500,000
2,500,000	California State Statewide Community Development Auth. (Kaiser Permanente) Ser. 04M	1.200	04/01/2038	2,500,000
2,100,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(b)	1.430	01/01/2037	2,100,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(b)	1.410	07/01/2053	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon (The))(b)	1.400	07/01/2047	300,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1 - Remarketed 05/14/09) Rev. Ser. 97	1.400	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	1.400	05/15/2038	2,500,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	1.380	02/01/2029	135,000

				15,200,000

	Highway Tolls Revenue — 4.1%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(b)	0.930	04/01/2047	2,325,000

	Hotel Occupancy Tax — 0.5%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(b)	1.390	04/15/2025	300,000

	Lease Revenue — 2.6%
1,500,000	Michigan State Building Auth. Variable (Facilities Program Remarketed 12/18/14) Rev. Ref. Ser. 07I (LOC-Citibank N.A.)(b)	1.450	10/15/2042	1,500,000

	Local or GTD Housing — 6.9%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(b)	1.440	05/15/2038	2,500,000
1,450,000	New York State Housing Finance Agency (222 East 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(b)	1.450	05/01/2050	1,450,000

				3,950,000

	Miscellaneous Revenue — 5.3%
1,415,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(b)	1.440	06/01/2029	1,415,000
100,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(b)	1.340	09/15/2021	100,000
1,500,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(b)	1.400	01/01/2030	1,500,000

				3,015,000

	Multiple Utility Revenue — 4.0%
2,300,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	1.480	11/01/2036	2,300,000

Schedule of Investments

	Port, Airport & Marina Revenue — 7.9%
$2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(b)	1.370%	07/01/2029	$2,500,000
2,000,000	Louisiana State Offshore Terminal Auth. Deepwater Port. (Loop LLC Project) Rev. Ref. Ser. 13B (LOC-JPMorgan Chase Bank N.A.)(b)	1.450	09/01/2033	2,000,000

				4,500,000

	Sales Tax Revenue — 8.1%
2,630,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	1.380	07/01/2027	2,630,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	1.310	11/15/2021	2,000,000

				4,630,000

	Water Revenue — 15.0%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	1.430	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(b)	1.380	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	1.450	10/01/2041	2,500,000
2,000,000	Los Angeles California Department of Water & Power Waterworks (Remarketed 07/25/16) Rev. Sub.-Ser. 01B-4	1.050	07/01/2035	2,000,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	1.410	10/01/2038	1,500,000

				8,600,000

	Total Investments in Securities (Cost $56,200,000)(c)— 98.1%			56,200,000
	Other assets less liabilities—1.9%			1,117,364

	Net Assets—100.0%			$57,317,364

Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of May 31, 2019. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
JPMorgan Chase Bank N.A.	12.0%
Bank of America N.A.	10.3
Assured Guaranty Corp.	7.3
Wells Fargo Bank N.A.	7.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Senior Loan ETF (BKLN)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—92.7%(a)(b)
	Aerospace/Defense— 1.3%
	TransDigm, Inc.
$30,182,646	First Lien Term Loan E (1 mo. USD LIBOR + 2.50%)	5.020%	05/30/2025	$29,689,009
29,328,794	First Lien Term Loan F (1 mo. USD LIBOR + 2.50%)	5.020	06/09/2023	28,867,599

				58,556,608

	Air Transport— 0.9%
40,562,362	Avolon TLB Borrower 1 US LLC, Term Loan B-3 (Ireland) (1 mo. USD LIBOR + 1.75%)	4.285	01/15/2025	40,513,688

	Automotive— 0.6%
28,078,890	Panther BF Aggregator 2 LP, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.929	05/15/2026	27,938,355

	Building Materials— 1.7%
37,635,151	Pisces Midco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.351	04/12/2025	37,180,330
36,214,213	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.270	11/15/2023	35,655,971

				72,836,301

	Chemicals— 3.1%
32,389,405	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.347	06/01/2024	31,849,474
18,351,496	GrafTech Finance, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.028	02/12/2025	18,236,799
17,666,737	Messer Industries USA, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.003	10/01/2025	17,357,569
67,502,706	Starfruit US Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.717	10/01/2025	67,158,105

				134,601,947

	Commercial Services— 4.9%
32,077,549	Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.331	07/28/2022	31,295,659
15,508,969	PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.352	09/27/2024	14,778,730
33,840,204	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.350	05/02/2022	33,558,315
85,961,326	Refinitiv US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.346	10/01/2025	84,000,548
39,687,317	Team Health Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.310	02/06/2024	35,917,221
12,838,022	Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.025	08/27/2025	12,866,907

				212,417,380

	Computers— 6.4%
	Dell International LLC
14,994,385	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	4.331	09/07/2021	14,995,660
20,000,000	Term Loan A-6 (3 mo. USD LIBOR + 1.75%)	4.361	03/13/2024	19,814,900
60,544,240	Term Loan B (1 mo. USD LIBOR + 2.00%)	4.581	09/07/2023	60,336,270
35,995,135	McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.326	09/30/2024	36,025,011
39,297,608	Tempo Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.576	05/01/2024	39,178,929
	Western Digital Corp.
57,196,215	First Lien Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.182	04/29/2023	55,694,814
54,013,774	Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	3.928	02/27/2023	53,102,562

				279,148,146

	Electric— 1.3%
58,590,649	Vistra Operations Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.615	08/04/2023	58,504,227

	Engineering & Construction— 0.9%
40,624,950	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.852	06/21/2024	39,520,357

	Entertainment— 4.6%
41,887,273	Alpha Topco Ltd., First Lien Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	5.076	02/01/2024	41,091,415
13,791,120	Aristocrat Technologies, Inc., Term Loan B-3 (Australia) (3 mo. USD LIBOR + 1.75%)	4.275	10/19/2024	13,665,690
37,834,844	Crown Finance US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	5.003	02/28/2025	37,256,538
42,333,829	Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.275	08/14/2024	41,725,492
31,407,420	Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.101	07/10/2025	31,454,059
34,237,241	William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.272	05/18/2025	33,295,717

				198,488,911

	Food— 0.6%
28,455,756	US Foods, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.610	06/27/2023	28,237,216

Schedule of Investments

	Healthcare-Products— 1.3%
$25,296,508	athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	7.028%	02/11/2026	$25,317,630
32,914,093	Ortho-Clinical Diagnostics, Inc., First Lien Term Loan (Luxembourg) (1 mo. USD LIBOR + 3.25%)	5.729	06/30/2025	31,871,869

				57,189,499

	Healthcare-Services— 6.1%
47,937,752	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.360	06/24/2021	48,017,568
87,658,798	Envision Healthcare Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.347	10/10/2025	80,061,848
20,000,000	Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.352	07/02/2025	20,050,000
38,415,000	LifePoint Health, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.020	11/16/2025	38,390,991
36,046,299	MPH Acquisition Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.479	06/07/2023	35,310,414
42,870,761	Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.100	08/18/2022	42,465,418

				264,296,239

	Insurance— 5.9%
	Asurion LLC
39,269,402	First Lien Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.581	11/03/2024	39,150,219
40,039,439	Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	9.081	08/04/2025	40,773,563
41,218,949	Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.560	08/04/2022	41,119,612
52,883,588	Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.503	11/03/2023	52,765,393
44,026,542	HUB International Ltd., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.582	04/25/2025	42,973,207
39,153,919	USI, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.503	05/16/2024	38,126,128

				254,908,122

	Internet— 0.7%
30,766,478	Go Daddy Operating Co. LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	4.525	02/15/2024	30,749,248

	Investment Companies— 1.3%
57,800,964	RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	4.592	03/27/2023	57,841,714

	Lodging— 4.2%
68,852,166	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.360	12/23/2024	68,452,135
25,645,391	Golden Nugget, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.342	10/04/2023	25,526,140
40,989,922	Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	4.331	10/25/2023	40,938,684
47,579,821	Las Vegas Sands LLC/Venetian Casino Resort LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.351	03/27/2025	47,130,905

				182,047,864

	Machinery-Construction & Mining— 0.5%
22,071,278	Cortes NP Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	6.625	11/30/2023	20,802,180

	Media— 8.1%
75,220,485	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.602	04/30/2025	75,160,685
45,463,208	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.875	07/17/2025	44,653,509
57,174,940	iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)(c)(d)	9.181	01/30/2020	42,577,606
31,183,218	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.601	10/04/2023	30,754,449
	Numericable-SFR S.A.
20,703,382	Term Loan B-12 (France) (1 mo. USD LIBOR + 4.00%)	6.127	01/31/2026	19,978,764
9,521,504	Term Loan B-13 (France) (1 mo. USD LIBOR + 3.69%)	6.440	08/14/2026	9,291,416
42,265,488	Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.583	02/01/2024	41,715,191
17,052,530	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.375	03/15/2024	16,209,367
20,428,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.940	01/15/2026	20,289,690
33,785,764	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.842	08/18/2023	33,011,564
18,304,368	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.940	04/15/2025	17,893,526

				351,535,767

	Oil & Gas— 0.8%
42,074,569	Seadrill Operating LP, First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.524	02/21/2021	32,930,713

	Oil & Gas Services— 0.8%
36,683,851	McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.528	05/12/2025	35,670,092

	Packaging & Containers— 1.1%
26,830,768	Berry Global, Inc., Term Loan U (3 mo. USD LIBOR + 2.50%)	5.060	05/17/2026	26,730,287
19,936,920	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.312	02/05/2023	19,796,165

				46,526,452

	Pharmaceuticals— 6.8%
42,598,172	Amneal Pharmaceuticals LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.062	05/04/2025	42,363,882
74,696,996	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.253	03/01/2024	73,663,190
47,565,592	Endo LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.750	04/29/2024	45,960,491
69,941,001	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	4.826	01/31/2025	69,704,950
62,621,139	Valeant Pharmaceuticals International, Inc., First Lien Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	5.467	06/02/2025	62,512,491

				294,205,004

Schedule of Investments

	Real Estate— 0.8%
$36,199,829	DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.774%	08/21/2025	$36,165,801

	REITs— 0.2%
9,500,000	VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.610	12/20/2024	9,441,290

	Retail— 7.8%
63,538,720	Bass Pro Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.579	09/25/2024	61,950,252
29,486,834	Harbor Freight Tools USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	5.086	08/18/2023	28,712,805
34,088,051	Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	5.021	01/30/2023	33,687,516
46,181,036	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.861	10/25/2020	41,759,202
83,085,867	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.689	02/16/2024	82,255,008
40,410,138	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.833	01/26/2023	31,043,674
62,644,565	PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.842	03/11/2022	60,452,005

				339,860,462

	Semiconductors— 0.2%
9,165,804	Microchip Technology, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.522	05/29/2025	9,156,638

	Software— 9.0%
51,885,125	Boxer Parent Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.852	10/02/2025	51,067,935
51,666,583	Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.125	06/13/2024	50,700,935
	First Data Corp.
59,312,606	First Lien Term Loan A (1 mo. USD LIBOR + 2.00%)	4.525	04/26/2024	59,298,074
17,398,793	First Lien Term Loan D (1 mo. USD LIBOR + 2.00%)	4.615	07/08/2022	17,394,182
8,148,750	Term Loan A (1 mo. USD LIBOR + 1.50%)	4.083	10/26/2023	8,143,494
18,217,519	Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	5.310	02/01/2022	18,176,803
33,428,444	Kronos, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.602	11/01/2023	33,376,296
5,043,635	MA Finance Co. LLC, Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 2.50%)	5.102	06/21/2024	4,988,483
37,152,751	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.357	09/13/2024	36,926,305
43,670,445	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	5.602	11/03/2023	40,589,058
34,157,289	Seattle Spinco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	5.102	06/21/2024	33,783,779
	SS&C Technologies, Inc.
16,006,801	Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.851	04/16/2025	15,931,249
11,191,582	Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.851	04/16/2025	11,138,758
11,050,904	Ultimate Software Group, Inc. (The), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.310	05/04/2026	11,073,337

				392,588,688

	Telecommunications— 8.6%
44,260,915	Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.883	12/15/2024	43,431,245
90,378,977	CenturyLink, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.363	01/31/2025	88,053,978
8,882,642	CommScope, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.839	04/06/2026	8,863,766
68,910,936	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.775	02/22/2024	67,903,113
35,209,872	SBA Senior Finance II LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.597	04/11/2025	34,747,743
63,199,810	Sprint Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	5.060	02/02/2024	61,936,130
36,401,522	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 2.50%)	5.083	11/17/2023	36,037,507
37,037,960	West Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	6.604	10/10/2024	34,653,641

				375,627,123

	Travel & Leisure— 0.6%
28,392,064	Travelport Finance Luxembourg S.A.R.L., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	7.633	03/20/2026	27,208,967

	Utilities— 0.8%
35,484,589	Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.326	08/01/2025	35,462,411

	Waste & Environmental Services & Equipment— 0.8%
35,070,246	GFL Environmental, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.439	05/30/2025	34,390,760

	Total Variable Rate Senior Loan Interests (Cost $4,089,028,338)			4,039,368,170

	Corporate Bonds—4.6%
	Aerospace/Defense— 0.6%
24,081,000	TransDigm, Inc.(e)	6.250	03/15/2026	24,652,924

	Commercial Services— 0.3%
11,160,000	Prime Security Services Borrower LLC/Prime Finance, Inc.(e)	5.750	04/15/2026	11,013,525

Schedule of Investments

	Computers— 0.6%
$ 24,793,000	Dell International LLC(e)	5.450%	06/15/2023	$26,362,704

	Entertainment— 0.2%
9,900,000	Scientific Games International, Inc.(e)	5.000	10/15/2025	9,730,512

	Media— 2.2%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	18,009,630
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,902,110
37,598,000	Univision Communications, Inc.(e)	5.125	05/15/2023	35,718,100
20,498,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.250	01/15/2026	20,472,378
5,000,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.500	08/15/2026	5,038,250
13,650,000	Ziggo BV (Netherlands)(e)	5.500	01/15/2027	13,377,000

				94,517,468

	Packaging & Containers— 0.4%
15,990,277	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.	5.750	10/15/2020	16,035,050
3,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A. (3 mo. USD LIBOR + 3.50%)(e)(f)	6.097	07/15/2021	3,018,750

				19,053,800

	Software— 0.3%
15,000,000	First Data Corp.(e)	5.000	01/15/2024	15,337,500

	Total Corporate Bonds (Cost $205,693,693)			200,668,433

Number of Shares
	Money Market Funds—3.3%
144,247,332	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(g) (Cost $144,247,332)			144,247,332

	Total Investments in Securities (Cost $4,438,969,363)— 100.6%			4,384,283,935
	Other assets less liabilities—(0.6)%			(25,864,444)

	Net Assets—100.0%			$4,358,419,491

Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2019 was $60,587,236, which represented 1.39% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $166,623,753, which represented 3.82% of the Fund’s Net Assets.

(f)	Variable rate coupon. Stated interest rate was in effect at May 31, 2019.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA SmallCap Momentum ETF (DWAS)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 2.6%
14,228	Bandwidth, Inc., Class A(b)	$1,032,526
166,147	Fluent, Inc.(b)	810,797
90,063	Glu Mobile, Inc.(b)	718,703
41,394	Gray Television, Inc.(b)	713,219
35,324	Iridium Communications, Inc.(b)	756,993
23,461	Marcus Corp. (The)	820,196
171,808	Meet Group, Inc. (The)(b)	664,897
184,128	Pareteum Corp.(b)(c)	721,782

		6,239,113

	Consumer Discretionary - 7.5%
49,955	1-800-Flowers.com, Inc., Class A(b)	912,178
10,899	America’s Car-Mart, Inc.(b)	938,404
41,709	Boot Barn Holdings, Inc.(b)	1,089,856
33,284	Boyd Gaming Corp.	796,153
77,052	Career Education Corp.(b)	1,446,266
76,095	Clarus Corp.	970,211
54,467	Denny’s Corp.(b)	1,071,911
11,050	Dine Brands Global, Inc.	1,043,341
48,009	Funko, Inc., Class A(b)(c)	996,667
7,483	iRobot Corp.(b)(c)	651,844
28,036	K12, Inc.(b)	857,061
10,626	RH(b)(c)	904,804
190,035	Rubicon Project, Inc. (The)(b)	1,045,193
19,674	Sleep Number Corp.(b)	684,852
34,562	Stoneridge, Inc.(b)	899,649
6,907	Strategic Education, Inc.	1,215,563
14,635	TopBuild Corp.(b)	1,160,116
12,931	Wingstop, Inc.	1,030,342

		17,714,411

	Consumer Staples - 3.8%
3,077	Boston Beer Co., Inc. (The), Class A(b)	967,101
43,885	Freshpet, Inc.(b)	2,039,336
12,119	Inter Parfums, Inc.	785,069
86,983	Lifevantage Corp.(b)	975,949
41,014	MGP Ingredients, Inc.(c)	2,469,453
21,341	Turning Point Brands, Inc.	1,050,618
5,443	WD-40 Co.	850,904

		9,138,430

	Energy - 1.6%
45,094	DMC Global, Inc.	3,050,158
42,975	Matrix Service Co.(b)	777,848

		3,828,006

	Financials - 9.8%
13,028	Argo Group International Holdings Ltd.	918,344
50,001	Blucora, Inc.(b)	1,548,531
38,516	eHealth, Inc.(b)	2,717,689
12,362	Federal Agricultural Mortgage Corp., Class C	845,932
25,773	First Bancorp	912,622
88,988	First BanCorp	886,320
31,632	First Defiance Financial Corp.	857,227
24,879	First Merchants Corp.	827,227
21,158	Hamilton Lane, Inc., Class A	1,040,127

129,716	Independent Bank Corp.	$2,743,493
13,901	Kinsale Capital Group, Inc.	1,164,765
42,322	NMI Holdings, Inc., Class A(b)	1,153,698
47,474	OFG Bancorp	891,562
16,287	RLI Corp.	1,398,727
33,442	Seacoast Banking Corp. of Florida(b)	775,520
98,835	United Community Financial Corp.	905,329
18,242	Walker & Dunlop, Inc.	917,025
94,656	Waterstone Financial, Inc.	1,562,771
8,421	World Acceptance Corp.(b)	1,114,014

		23,180,923

	Health Care - 31.5%
35,060	ACADIA Pharmaceuticals, Inc.(b)	841,089
132,847	Apyx Medical Corp.(b)	801,067
176,939	Arrowhead Pharmaceuticals, Inc.(b)(c)	4,195,224
1,119	Atrion Corp.	988,312
150,549	Axsome Therapeutics, Inc.(b)(c)	3,456,605
181,614	BioDelivery Sciences International, Inc.(b)	788,205
18,798	Biohaven Pharmaceutical Holding Co., Ltd.(b)	1,061,335
59,216	BioLife Solutions, Inc.(b)	1,049,900
36,670	BioTelemetry, Inc.(b)	1,755,026
25,047	Cardiovascular Systems, Inc.(b)	975,581
107,289	CareDx, Inc.(b)	3,392,478
84,665	Catasys, Inc.(b)(c)	1,503,650
145,772	Cerus Corp.(b)	683,671
144,609	Codexis, Inc.(b)	2,617,423
52,175	Collegium Pharmaceutical, Inc.(b)	600,534
191,928	CryoPort, Inc.(b)(c)	3,209,036
67,319	Dermira, Inc.(b)(c)	628,759
43,974	Eidos Therapeutics, Inc.(b)(c)	1,372,429
10,639	Enanta Pharmaceuticals, Inc.(b)	962,510
18,600	Ensign Group, Inc. (The)	990,636
52,055	Fate Therapeutics, Inc.(b)	1,003,620
66,398	Fluidigm Corp.(b)	869,150
12,254	Glaukos Corp.(b)	790,138
83,653	Hanger, Inc.(b)	1,560,965
50,036	Immunomedics, Inc.(b)(c)	653,971
32,025	Insmed, Inc.(b)	775,325
16,456	Inspire Medical Systems, Inc.(b)	929,270
12,026	Integer Holdings Corp.(b)	843,023
70,559	Invitae Corp.(b)	1,231,255
10,533	iRhythm Technologies, Inc.(b)	721,089
39,747	KalVista Pharmaceuticals, Inc.(b)	844,624
8,275	LHC Group, Inc.(b)	937,392
25,208	Madrigal Pharmaceuticals, Inc.(b)(c)	2,329,219
52,358	Magenta Therapeutics, Inc.(b)	767,568
17,506	Merit Medical Systems, Inc.(b)	903,835
50,479	Mirati Therapeutics, Inc.(b)	3,421,971
37,832	Myovant Sciences Ltd.(b)(c)	371,889
44,784	NanoString Technologies, Inc.(b)	1,273,657
45,350	Natera, Inc.(b)	1,038,515
47,509	NeoGenomics, Inc.(b)	1,031,420
11,765	Omnicell, Inc.(b)	934,729
20,291	OrthoPediatrics Corp.(b)	788,305
69,857	Protagonist Therapeutics, Inc.(b)	702,761
14,393	Quidel Corp.(b)	795,933
105,883	Quotient Ltd.(b)(c)	1,023,889
189,254	R1 RCM, Inc.(b)	2,221,842
54,041	Ra Pharmaceuticals, Inc.(b)	1,168,907
66,169	RadNet, Inc.(b)	799,322
14,190	Reata Pharmaceuticals, Inc., Class A(b)	1,209,981
100,560	Recro Pharma, Inc.(b)	961,354
15,439	Repligen Corp.(b)	1,072,547
43,837	Simulations Plus, Inc.	1,098,994
22,162	Tactile Systems Technology, Inc.(b)	1,064,441

Schedule of Investments(a)

12,846	Tandem Diabetes Care, Inc.(b)	$880,722
31,031	Tenet Healthcare Corp.(b)	619,379
14,150	uniQure N.V. (Netherlands)(b)	839,237
9,194	US Physical Therapy, Inc.	1,027,062
51,315	Veracyte, Inc.(b)	1,162,798
49,630	Vericel Corp.(b)	776,709
40,699	Zogenix, Inc.(b)	1,533,945

		74,854,223

	Industrials - 13.8%
22,505	AAON, Inc.	1,021,502
30,704	Aerojet Rocketdyne Holdings, Inc.(b)	1,184,560
12,442	Albany International Corp., Class A	871,811
55,097	Ameresco, Inc., Class A(b)	798,906
82,758	American Superconductor Corp.(b)(c)	805,235
11,852	Barrett Business Services, Inc.	853,581
68,681	Casella Waste Systems, Inc., Class A(b)	2,659,328
46,326	CBIZ, Inc.(b)	917,255
13,068	Chart Industries, Inc.(b)	1,001,401
17,951	Comfort Systems USA, Inc.	846,928
17,900	CRA International, Inc.	670,176
20,692	Ducommun, Inc.(b)	933,830
100,672	Enphase Energy, Inc.(b)(c)	1,527,194
16,131	Exponent, Inc.	904,143
12,354	FTI Consulting, Inc.(b)	1,036,748
22,935	Gibraltar Industries, Inc.(b)	818,780
103,945	Great Lakes Dredge & Dock Corp.(b)	1,105,975
22,747	Heidrick & Struggles International, Inc.	690,599
36,475	Heritage-Crystal Clean, Inc.(b)	911,875
12,217	ICF International, Inc.	890,497
10,607	Kadant, Inc.	861,076
62,266	Kratos Defense & Security Solutions, Inc.(b)	1,372,965
31,356	Mercury Systems, Inc.(b)	2,156,039
44,078	Meritor, Inc.(b)	888,612
15,911	Omega Flex, Inc.	1,359,118
23,791	Raven Industries, Inc.	779,155
31,105	SkyWest, Inc.	1,826,486
90,963	Sterling Construction Co., Inc.(b)	1,086,098
62,977	Sunrun, Inc.(b)	986,220
16,166	TriNet Group, Inc.(b)	1,024,601

		32,790,694

	Information Technology - 24.4%
13,716	2U, Inc.(b)	521,071
16,518	Acacia Communications, Inc.(b)	769,739
44,583	Agilysys, Inc.(b)	971,909
17,287	Alarm.com Holdings, Inc.(b)	1,008,005
24,571	Altair Engineering, Inc., Class A(b)	936,401
17,938	Alteryx, Inc., Class A(b)	1,558,095
18,877	AppFolio, Inc., Class A(b)	1,819,743
31,205	Brooks Automation, Inc.	1,107,465
8,386	Cabot Microelectronics Corp.	817,383
96,066	Diebold Nixdorf, Inc.(b)	816,561
21,576	Domo, Inc., Class B(b)	722,796
20,099	Ebix, Inc.(c)	943,246
238,219	eGain Corp.(b)	1,877,166
14,089	Envestnet, Inc.(b)	942,695
37,973	ePlus, Inc.(b)	2,683,172
15,402	Everbridge, Inc.(b)	1,211,213
123,147	Extreme Networks, Inc.(b)	693,318
17,323	Fabrinet (Thailand)(b)	738,653
53,186	Five9, Inc.(b)	2,731,101
16,315	Insight Enterprises, Inc.(b)	839,896
20,369	Instructure, Inc.(b)	846,943
94,710	Intelligent Systems Corp.(b)(c)	2,579,900
72,846	Lattice Semiconductor Corp.(b)	932,429
42,966	LivePerson, Inc.(b)	1,195,744

15,066	LiveRamp Holdings, Inc.(b)	$774,091
32,101	Mimecast Ltd.(b)	1,457,385
14,019	MongoDB, Inc.(b)	1,967,426
44,384	Napco Security Technologies, Inc.(b)	1,185,940
74,007	PAR Technology Corp.(b)(c)	2,080,337
538,805	Paysign, Inc.(b)(c)	5,258,737
46,203	PCM, Inc.(b)	1,180,487
22,073	PROS Holdings, Inc.(b)	1,251,539
22,626	Q2 Holdings, Inc.(b)	1,657,128
44,141	Quantenna Communications, Inc.(b)	1,070,861
21,008	Rapid7, Inc.(b)	1,097,668
5,923	Rogers Corp.(b)	817,315
31,075	SailPoint Technologies Holding, Inc.(b)	545,988
16,995	Semtech Corp.(b)	676,911
20,187	Smartsheet, Inc., Class A(b)	867,637
8,515	SPS Commerce, Inc.(b)	867,934
145,022	Telaria, Inc.(b)	1,087,665
50,299	Upland Software, Inc.(b)	2,353,490
17,394	Virtusa Corp.(b)	737,506
20,389	Workiva, Inc.(b)	1,134,444
41,488	Yext, Inc.(b)	761,720

		58,096,853

	Materials - 1.8%
28,540	Innospec, Inc.	2,303,463
65,206	Kronos Worldwide, Inc.	822,248
6,840	Quaker Chemical Corp.	1,237,082

		4,362,793

	Real Estate - 2.4%
24,936	CorEnergy Infrastructure Trust, Inc.(c)	962,280
11,270	Innovative Industrial Properties, Inc.(c)	947,018
23,660	Marcus & Millichap, Inc.(b)	722,577
25,689	NexPoint Residential Trust, Inc.	1,029,615
25,956	Rexford Industrial Realty, Inc.	981,137
36,347	Tier REIT, Inc.	978,461

		5,621,088

	Utilities - 0.8%
12,981	American States Water Co.	946,834
16,028	Middlesex Water Co.	948,216

		1,895,050

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $215,922,096)-100.0%	237,721,584

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 12.0%
21,474,412	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	21,474,412
7,162,030	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	7,164,178

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,638,590)	28,638,590

	Total Investments in Securities (Cost $244,560,686)-112.0%	266,360,174
	Other assets less liabilities-(12.0)%	(28,614,789)

	Net Assets-100.0%	$237,745,385

Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
260,013	Invesco Emerging Markets Sovereign Debt ETF	$7,233,562
312,329	Invesco Global Short Term High Yield Bond ETF(b)	7,192,937
498,223	Invesco Preferred ETF	7,259,109
315,729	Invesco Senior Loan ETF(b)	7,148,104
240,756	Invesco Taxable Municipal Bond ETF	7,523,625

	Total Exchange-Traded Funds (Cost $37,386,656)	36,357,337

	Money Market Fund - 0.0%
5,649	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $5,649)	5,649

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $37,392,305)-100.0%	36,362,986

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 20.7%
5,648,074	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	5,648,074
1,882,127	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	1,882,692

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,530,766)	7,530,766

	Total Investments in Securities (Cost $44,923,071)-120.7%	43,893,752
	Other assets less liabilities-(20.7)%	(7,532,103)

	Net Assets-100.0%	$36,361,649

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$11,346,484	$1,733,179	$(6,139,018)	$792,860	$(499,943)	$7,233,562	$322,376
Invesco Fundamental High Yield Corporate Bond ETF*	—	10,522,086	(10,668,605)	—	146,519	—	145,827
Invesco Global Short Term High Yield Bond ETF	12,086,392	1,745,004	(6,500,602)	118,457	(256,314)	7,192,937	345,147
Invesco KBW Premium Yield Equity REIT ETF*	14,419,684	839,301	(13,491,713)	215,602	(1,982,874)	—	113,988
Invesco Preferred ETF	13,077,663	1,865,598	(7,412,163)	228,313	(500,302)	7,259,109	390,827
Invesco Senior Loan ETF	—	7,325,500	(121,933)	(56,106)	643	7,148,104	44,216
Invesco Taxable Municipal Bond ETF	11,568,189	2,288,555	(6,720,172)	517,134	(130,081)	7,523,625	276,571

Total Investments in Affiliates	$62,498,412	$26,319,223	$(51,054,206)	$1,816,260	$(3,222,352)	$36,357,337	$1,638,952

*	At May 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco DWA Tactical Sector Rotation ETF (DWTR)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
219,284	Invesco DWA Consumer Cyclicals Momentum ETF(b)	$11,402,768
348,748	Invesco DWA Financial Momentum ETF	12,171,305
316,346	Invesco DWA Industrials Momentum ETF	19,322,414
286,961	Invesco DWA Technology Momentum ETF	19,748,656

	Total Exchange-Traded Funds (Cost $55,735,633)	62,645,143

	Money Market Fund - 0.0%
17,947	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $17,947)	17,947

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $55,753,580)-100.0%	62,663,090

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.3%
149,855	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	149,855
49,937	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	49,952

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $199,807)	199,807

	Total Investments in Securities (Cost $55,953,387)-100.3%	62,862,897
	Other assets less liabilities-(0.3)%	(207,469)

	Net Assets-100.0%	$62,655,428

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco DWA Consumer Cyclicals Momentum ETF	$20,023,736	$13,036,875	$(17,463,777)	$(2,439,751)	$(1,754,315)	$11,402,768	$27,230
Invesco DWA Energy Momentum ETF*	17,083,379	—	(16,197,808)	(346,854)	(538,717)	—	—
Invesco DWA Financial Momentum ETF	—	12,308,004	(55,465)	(80,944)	(290)	12,171,305	—
Invesco DWA Healthcare Momentum ETF*	—	17,911,115	(15,016,900)	—	(2,894,215)	—	—
Invesco DWA Industrials Momentum ETF	26,214,426	1,998,428	(7,056,083)	(3,046,813)	1,212,456	19,322,414	34,948
Invesco DWA Technology Momentum ETF	24,983,814	1,882,492	(6,508,783)	(2,625,797)	2,016,930	19,748,656	1,081
Invesco DWA Utilities Momentum ETF*	—	13,384,401	(14,508,314)	—	1,123,913	—	33,302

Total Investments in Affiliates	$88,305,355	$60,521,315	$(76,807,130)	$(8,540,159)	$(834,238)	$62,645,143	$96,561

*	At May 31, 2019, this security was no longer held.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Auto Components - 14.3%
35,648	American Axle & Manufacturing Holdings, Inc.(b)	$360,401
15,975	Cooper Tire & Rubber Co.	440,590
5,174	Cooper-Standard Holdings, Inc.(b)	200,027
9,264	Dorman Products, Inc.(b)	756,498
12,120	Fox Factory Holding Corp.(b)	812,282
23,615	Garrett Motion, Inc. (Switzerland)(b)	363,199
10,739	Gentherm, Inc.(b)	401,424
7,933	LCI Industries	657,408
6,001	Motorcar Parts of America, Inc.(b)	106,278
6,442	Standard Motor Products, Inc.	273,012
7,344	Superior Industries International, Inc.	27,099

		4,398,218

	Automobiles - 1.0%
9,299	Winnebago Industries, Inc.	298,870

	Distributors - 1.8%
14,635	Core-Mark Holding Co., Inc.	539,739

	Diversified Consumer Services - 6.4%
5,241	American Public Education, Inc.(b)	146,643
22,261	Career Education Corp.(b)	417,839
9,628	Regis Corp.(b)	179,466
6,938	Strategic Education, Inc.	1,221,019

		1,964,967

	Hotels, Restaurants & Leisure - 13.0%
6,724	BJ’s Restaurants, Inc.	281,668
29,120	Bloomin’ Brands, Inc.	562,307
5,408	Chuy’s Holdings, Inc.(b)	119,625
11,679	Dave & Buster’s Entertainment, Inc.	580,913
5,594	Dine Brands Global, Inc.	528,185
7,104	El Pollo Loco Holdings, Inc.(b)	74,450
7,442	Fiesta Restaurant Group, Inc.(b)	105,528
3,774	Monarch Casino & Resort, Inc.(b)	162,395
4,136	Red Robin Gourmet Burgers, Inc.(b)	105,799
9,003	Ruth’s Hospitality Group, Inc.	205,899
8,293	Shake Shack, Inc., Class A(b)	508,776
9,359	Wingstop, Inc.	745,725

		3,981,270

	Household Durables - 17.4%
2,728	Cavco Industries, Inc.(b)	391,741
8,732	Century Communities, Inc.(b)	233,144
7,887	Ethan Allen Interiors, Inc.	167,362
6,682	Installed Building Products, Inc.(b)	343,722
8,869	iRobot Corp.(b)(c)	772,579
14,887	La-Z-Boy, Inc.	479,213
5,941	LGI Homes, Inc.(b)	405,176
8,780	M/I Homes, Inc.(b)	240,396
15,656	MDC Holdings, Inc.	492,068
11,435	Meritage Homes Corp.(b)	572,894
11,092	TopBuild Corp.(b)	879,263
4,405	Universal Electronics, Inc.(b)	173,513
10,430	William Lyon Homes, Class A(b)	193,372

		5,344,443

	Internet & Direct Marketing Retail - 3.5%
8,502	Liquidity Services, Inc.(b)	$47,781
6,596	PetMed Express, Inc.(c)	115,232
10,869	Shutterfly, Inc.(b)	516,060
5,932	Shutterstock, Inc.	225,772
5,257	Stamps.com, Inc.(b)	176,320

		1,081,165

	Leisure Products - 2.8%
28,342	Callaway Golf Co.	416,628
9,441	Nautilus, Inc.(b)	25,396
5,570	Sturm Ruger & Co., Inc.	276,885
18,375	Vista Outdoor, Inc.(b)	140,936

		859,845

	Multi-line Retail - 1.4%
12,777	Big Lots, Inc.	352,645
100,853	J.C. Penney Co., Inc.(b)(c)	85,725

		438,370

	Specialty Retail - 26.6%
21,007	Abercrombie & Fitch Co., Class A	363,421
6,221	Asbury Automotive Group, Inc.(b)	461,536
55,434	Ascena Retail Group, Inc.(b)	58,206
11,684	Barnes & Noble Education, Inc.(b)	37,038
18,209	Barnes & Noble, Inc.	79,937
9,039	Boot Barn Holdings, Inc.(b)	236,189
9,071	Buckle, Inc. (The)(c)	136,518
13,680	Caleres, Inc.	258,005
7,289	Cato Corp. (The), Class A	90,311
37,168	Chico’s FAS, Inc.	125,256
5,167	Children’s Place, Inc. (The)	478,774
7,795	Conn’s, Inc.(b)	139,920
18,409	Designer Brands, Inc., Class A	333,019
21,864	Express, Inc.(b)	65,811
32,533	GameStop Corp., Class A(c)	246,600
5,533	Genesco, Inc.(b)	248,874
5,559	Group 1 Automotive, Inc.	401,304
16,007	Guess?, Inc.(c)	258,833
6,055	Haverty Furniture Cos., Inc.	105,418
5,834	Hibbett Sports, Inc.(b)	129,048
4,741	Kirkland’s, Inc.(b)	19,106
7,130	Lithia Motors, Inc., Class A	813,889
9,131	Lumber Liquidators Holdings, Inc.(b)(c)	87,566
7,286	MarineMax, Inc.(b)	113,516
10,562	Monro, Inc.	841,897
172,599	Office Depot, Inc.	338,294
14,294	Rent-A-Center, Inc.(b)	341,055
5,957	RH(b)(c)	507,239
3,201	Shoe Carnival, Inc.	82,234
9,738	Sleep Number Corp.(b)	338,980
7,595	Sonic Automotive, Inc., Class A	132,381
15,983	Tailored Brands, Inc.(c)	84,071
12,495	Tile Shop Holdings, Inc.	52,229
4,989	Vitamin Shoppe, Inc.(b)	18,659
6,028	Zumiez, Inc.(b)	119,234

		8,144,368

	Textiles, Apparel & Luxury Goods - 11.7%
21,292	Crocs, Inc.(b)	411,361
14,561	Fossil Group, Inc.(b)	142,552
13,385	G-III Apparel Group Ltd.(b)	344,396
14,785	Kontoor Brands, Inc.(b)	433,200
5,264	Movado Group, Inc.	135,601
5,409	Oxford Industries, Inc.	385,337
24,942	Steven Madden Ltd.	754,745
4,634	Unifi, Inc.(b)	87,351
6,747	Vera Bradley, Inc.(b)	73,880

Schedule of Investments(a)

29,200	Wolverine World Wide, Inc.	$815,848

		3,584,271

	Total Common Stocks (Cost $41,299,912)	30,635,526

	Money Market Fund - 0.0%
14,799	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $14,799)	14,799

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $41,314,711)-99.9%	30,650,325

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 6.0%
1,395,522	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	1,395,522
425,029	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	425,156

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,820,678)	1,820,678

	Total Investments in Securities (Cost $43,135,389)-105.9%	32,471,003
	Other assets less liabilities-(5.9)%	(1,808,443)

	Net Assets-100.0%	$30,662,560

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 97.5%
	Beverages - 8.3%
9,485	Coca-Cola Consolidated, Inc.	$2,864,565
36,222	MGP Ingredients, Inc.(b)	2,180,926

		5,045,491

	Food & Staples Retailing - 12.4%
83,469	Andersons, Inc. (The)	2,267,853
73,171	Chefs’ Warehouse, Inc. (The)(c)	2,317,325
113,692	SpartanNash Co.	1,312,006
162,269	United Natural Foods, Inc.(c)	1,647,030

		7,544,214

	Food Products - 41.6%
134,556	B&G Foods, Inc.(b)	2,953,504
33,056	Calavo Growers, Inc.	2,890,747
66,513	Cal-Maine Foods, Inc.	2,462,311
416,024	Darling Ingredients, Inc.(c)	7,862,854
289,194	Dean Foods Co.	318,114
37,966	J&J Snack Foods Corp.	6,106,831
27,868	John B. Sanfilippo & Son, Inc.	2,136,082
20,942	Seneca Foods Corp., Class A(c)	517,267

		25,247,710

	Household Products - 13.5%
21,113	Central Garden & Pet Co.(b)(c)	594,331
84,127	Central Garden & Pet Co., Class A(c)	2,151,128
34,928	WD-40 Co.	5,460,294

		8,205,753

	Personal Products - 17.1%
1,083,564	Avon Products, Inc. (United Kingdom)(c)	4,074,201
37,097	Inter Parfums, Inc.	2,403,144
29,991	Medifast, Inc.	3,867,339

		10,344,684

	Tobacco - 4.6%
49,103	Universal Corp.	2,775,302

	Total Common Stocks (Cost $67,931,025)	59,163,154

	Money Market Fund - 0.0%
18,085	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $18,085)	18,085

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $67,949,110)-97.5%	59,181,239

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 9.2%
4,197,288	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	4,197,288
1,398,677	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	1,399,096

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,596,384)	$5,596,384

Total Investments in Securities (Cost $73,545,494)-106.7%	64,777,623
Other assets less liabilities-(6.7)%	(4,075,201)

Net Assets-100.0%	$60,702,422

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Energy ETF (PSCE)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 53.4%
112,463	Archrock, Inc.	$997,547
52,981	C&J Energy Services, Inc.(b)	627,295
55,703	Diamond Offshore Drilling, Inc.(b)(c)	438,383
12,209	DMC Global, Inc.	825,817
31,379	Dril-Quip, Inc.(b)	1,294,384
17,640	Era Group, Inc.(b)	129,654
27,115	Exterran Corp.(b)	374,187
11,756	Geospace Technologies Corp.(b)	147,067
11,954	Gulf Island Fabrication, Inc.(b)	95,632
120,607	Helix Energy Solutions Group, Inc.(b)	815,303
19,284	KLX Energy Services Holdings, Inc.(b)	379,895
23,097	Matrix Service Co.(b)	418,056
281,560	Nabors Industries Ltd.	664,481
77,849	Newpark Resources, Inc.(b)	544,164
214,471	Noble Corp. PLC(b)	416,074
52,171	Oil States International, Inc.(b)	868,125
67,656	Pioneer Energy Services Corp.(b)	21,312
63,979	ProPetro Holding Corp.(b)	1,242,472
14,870	SEACOR Holdings, Inc.(b)	618,741
134,469	Superior Energy Services, Inc.(b)	217,840
108,407	TETRA Technologies, Inc.(b)	166,947
63,084	US Silica Holdings, Inc.	654,812

		11,958,188

	Oil, Gas & Consumable Fuels - 46.6%
16,134	Bonanza Creek Energy, Inc.(b)	315,097
73,484	Carrizo Oil & Gas, Inc.(b)	748,067
23,662	CONSOL Energy, Inc.(b)	620,418
397,064	Denbury Resources, Inc.(b)	571,772
33,267	Green Plains, Inc.	434,134
127,902	Gulfport Energy Corp.(b)	699,624
95,305	HighPoint Resources Corp.(b)(c)	178,220
131,121	Laredo Petroleum, Inc.(b)	346,160
25,829	Par Pacific Holdings, Inc.(b)	506,248
57,043	PDC Energy, Inc.(b)	1,740,952
11,593	Penn Virginia Corp.(b)	353,587
32,166	Renewable Energy Group, Inc.(b)(c)	503,076
4,910	REX American Resources Corp.(b)	331,278
51,255	Ring Energy, Inc.(b)	181,443
209,773	SRC Energy, Inc.(b)	994,324
46,882	Unit Corp.(b)	451,005
78,469	Whiting Petroleum Corp.(b)(c)	1,442,260

		10,417,665

	Total Common Stocks (Cost $37,156,697)	22,375,853

	Money Market Fund - 0.0%
8,164	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $8,164)	8,164

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $37,164,861)-100.0%	22,384,017

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 10.4%
1,743,765	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	$1,743,765
581,081	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	581,255
	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,325,020)	2,325,020

	Total Investments in Securities (Cost $39,489,881)-110.4%	24,709,037
	Other assets less liabilities-(10.4)%	(2,327,224)

	Net Assets-100.0%	$22,381,813

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Financials ETF (PSCF)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Banks - 35.1%
31,454	Ameris Bancorp	$1,110,012
33,621	Banc of California, Inc.	444,806
24,630	Banner Corp.	1,242,830
35,998	Berkshire Hills Bancorp, Inc.	1,050,782
66,034	Boston Private Financial Holdings, Inc.	676,848
62,881	Brookline Bancorp, Inc.	902,342
22,748	Central Pacific Financial Corp.	632,167
13,092	City Holding Co.	956,371
57,757	Columbia Banking System, Inc.	1,926,196
40,454	Community Bank System, Inc.	2,500,462
22,541	Customers Bancorp, Inc.(b)	444,508
80,550	CVB Financial Corp.	1,655,302
24,961	Eagle Bancorp, Inc.	1,324,930
17,419	Fidelity Southern Corp.	490,693
171,253	First BanCorp	1,705,680
77,759	First Commonwealth Financial Corp.	977,431
77,561	First Financial Bancorp	1,731,162
84,229	First Midwest Bancorp, Inc.	1,641,623
9,626	Franklin Financial Network, Inc.	252,682
66,629	Glacier Bancorp, Inc.	2,625,849
44,884	Great Western Bancorp, Inc.	1,394,546
24,377	Hanmi Financial Corp.	502,654
26,165	Heritage Financial Corp.	735,236
94,841	Hope Bancorp, Inc.	1,220,604
27,066	Independent Bank Corp.	1,877,027
35,604	LegacyTexas Financial Group, Inc.	1,299,546
20,437	National Bank Holdings Corp., Class A	717,134
34,474	NBT Bancorp, Inc.	1,239,340
34,370	OFG Bancorp	645,469
118,751	Old National Bancorp	1,892,891
17,031	Opus Bank	341,812
35,472	Pacific Premier Bancorp, Inc.	1,003,858
10,994	Preferred Bank	481,207
27,288	S&T Bancorp, Inc.	1,028,758
40,455	Seacoast Banking Corp. of Florida(b)	938,151
36,253	ServisFirst Bancshares, Inc.	1,136,169
72,799	Simmons First National Corp., Class A	1,660,545
24,965	Southside Bancshares, Inc.	813,110
9,780	Tompkins Financial Corp.	772,913
19,365	Triumph Bancorp, Inc.(b)	543,576
62,478	United Community Banks, Inc.	1,656,292
35,592	Veritex Holdings, Inc.	905,105
21,197	Westamerica Bancorporation(c)	1,269,488
		48,368,107
	Capital Markets - 3.7%
37,999	Blucora, Inc.(b)	1,176,829
26,895	Donnelley Financial Solutions, Inc.(b)	331,615
13,864	Greenhill & Co., Inc.	207,544
12,634	INTL. FCStone, Inc.(b)	439,158
11,539	Piper Jaffray Cos.	817,192
5,527	Virtus Investment Partners, Inc.	561,488
60,173	Waddell & Reed Financial, Inc., Class A	971,794
92,952	WisdomTree Investments, Inc.	558,642
		5,064,262

	Consumer Finance - 4.7%
20,207	Encore Capital Group, Inc.(b)(c)	$693,909
26,401	Enova International, Inc.(b)	563,662
41,367	EZCORP, Inc., Class A(b)	363,202
34,342	FirstCash, Inc.	3,252,874
35,712	PRA Group, Inc.(b)	986,008
5,159	World Acceptance Corp.(b)	682,484
		6,542,139
	Equity REITs - 26.4%
64,289	Acadia Realty Trust	1,758,304
29,622	Agree Realty Corp.	1,983,193
29,846	American Assets Trust, Inc.	1,354,710
39,680	Armada Hoffler Properties, Inc.	654,720
74,591	CareTrust REIT, Inc.	1,813,307
136,743	CBL & Associates Properties, Inc.(c)	111,350
67,900	Cedar Realty Trust, Inc.	192,157
36,702	Chatham Lodging Trust	698,806
47,901	Chesapeake Lodging Trust	1,378,112
14,019	Community Healthcare Trust, Inc.	548,563
158,759	DiamondRock Hospitality Co.	1,573,302
53,624	Easterly Government Properties, Inc.	987,218
53,880	Four Corners Property Trust, Inc.	1,549,589
84,531	Franklin Street Properties Corp.	612,004
26,739	Getty Realty Corp.	827,839
66,092	Global Net Lease, Inc.	1,216,754
28,419	Hersha Hospitality Trust	484,544
70,360	Independence Realty Trust, Inc.	772,553
7,707	Innovative Industrial Properties, Inc.(c)	647,619
50,999	iStar, Inc.	561,499
66,079	Kite Realty Group Trust	1,004,401
164,881	Lexington Realty Trust	1,511,959
31,306	LTC Properties, Inc.	1,400,944
44,697	National Storage Affiliates Trust	1,331,524
39,268	NorthStar Realty Europe Corp.	646,744
37,906	Office Properties Income Trust	906,332
46,948	Pennsylvania Real Estate Investment Trust(c)	300,937
89,855	Retail Opportunity Investments Corp.	1,504,173
63,185	RPT Realty	768,961
9,126	Saul Centers, Inc.	489,975
82,601	Summit Hotel Properties, Inc.	944,129
9,969	Universal Health Realty Income Trust	817,159
23,581	Urstadt Biddle Properties, Inc., Class A	515,952
146,683	Washington Prime Group, Inc.(c)	601,400
63,012	Washington Real Estate Investment Trust	1,676,749
31,358	Whitestone REIT	397,306
88,731	Xenia Hotels & Resorts, Inc.	1,855,365
		36,400,153
	Insurance - 14.4%
35,744	Ambac Financial Group, Inc.(b)	543,309
71,343	American Equity Investment Life Holding Co.	2,019,720
15,190	AMERISAFE, Inc.	904,868
14,460	eHealth, Inc.(b)	1,020,298
25,880	Employers Holdings, Inc.	1,075,055
5,347	HCI Group, Inc.	217,356
32,310	Horace Mann Educators Corp.	1,308,878
23,703	James River Group Holdings Ltd.	1,057,154
42,281	ProAssurance Corp.	1,586,383
30,880	RLI Corp.	2,651,974
11,448	Safety Insurance Group, Inc.	1,043,256
46,484	Selective Insurance Group, Inc.	3,330,579
18,702	Stewart Information Services Corp.	769,213
58,316	Third Point Reinsurance Ltd. (Bermuda)(b)	592,491
16,827	United Fire Group, Inc.	789,859
16,942	United Insurance Holdings Corp.	228,378

Schedule of Investments(a)

25,313	Universal Insurance Holdings, Inc.	$735,090

		19,873,861
	Mortgage REITs - 6.6%
107,093	Apollo Commercial Real Estate Finance, Inc.	1,968,369
46,263	ARMOUR Residential REIT, Inc.	804,976
67,437	Capstead Mortgage Corp.	533,427
42,365	Granite Point Mortgage Trust, Inc.	787,565
100,655	Invesco Mortgage Capital, Inc.(d)	1,549,081
160,493	New York Mortgage Trust, Inc.	969,378
59,873	PennyMac Mortgage Investment Trust	1,245,358
76,158	Redwood Trust, Inc.	1,213,197

		9,071,351

	Real Estate Management & Development - 1.6%
30,956	HFF, Inc., Class A	1,336,680
16,899	Marcus & Millichap, Inc.(b)	516,095
13,996	RE/MAX Holdings, Inc., Class A	414,562
		2,267,337
	Thrifts & Mortgage Finance - 7.4%
42,466	Axos Financial, Inc.(b)	1,159,747
24,185	Dime Community Bancshares, Inc.	430,009
22,692	Flagstar Bancorp, Inc.	714,344
21,281	HomeStreet, Inc.(b)	605,444
21,753	Meta Financial Group, Inc.	569,276
52,365	NMI Holdings, Inc., Class A(b)	1,427,470
37,275	Northfield Bancorp, Inc.	559,498
81,739	Northwest Bancshares, Inc.	1,370,763
30,143	Oritani Financial Corp.	482,288
48,282	Provident Financial Services, Inc.	1,151,043
76,265	TrustCo Bank Corp. NY	562,836
21,945	Walker & Dunlop, Inc.	1,103,175
		10,135,893
	Total Common Stocks & Other Equity Interests (Cost $142,456,486)	137,723,103
	Money Market Fund - 0.0%
3,628	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $3,628)	3,628
	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $142,460,114)-99.9%	137,726,731

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.6%
1,671,623	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	1,671,623
557,040	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	557,208
	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,228,831)	2,228,831

	Total Investments in Securities (Cost $144,688,945)-101.5%	139,955,562
	Other assets less liabilities-(1.5)%	(2,096,923)

	Net Assets-100.0%	$137,858,639

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$2,433,786	$413,103	$(1,153,288)	$4,716	$(149,236)	$1,549,081	$141,798

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Health Care ETF (PSCH)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 21.3%
255,439	Acorda Therapeutics, Inc.(b)	$2,373,028
224,281	AMAG Pharmaceuticals, Inc.(b)	2,137,398
91,817	Anika Therapeutics, Inc.(b)	3,489,046
606,629	Arrowhead Pharmaceuticals, Inc.(b)(c)	14,383,174
372,477	Cytokinetics, Inc.(b)	3,862,587
66,573	Eagle Pharmaceuticals, Inc.(b)	3,382,574
290,266	Emergent BioSolutions, Inc.(b)	11,587,419
101,384	Enanta Pharmaceuticals, Inc.(b)	9,172,210
636,468	Momenta Pharmaceuticals, Inc.(b)	7,402,123
471,899	Myriad Genetics, Inc.(b)	11,688,938
546,234	Progenics Pharmaceuticals, Inc.(b)	2,288,720
197,655	REGENXBIO, Inc.(b)	8,503,118
267,597	Repligen Corp.(b)	18,589,964
681,621	Spectrum Pharmaceuticals, Inc.(b)	5,016,731
340,127	Vanda Pharmaceuticals, Inc.(b)	4,993,064
		108,870,094
	Health Care Equipment & Supplies - 25.7%
239,943	AngioDynamics, Inc.(b)	4,508,529
224,992	Cardiovascular Systems, Inc.(b)	8,763,438
166,783	CONMED Corp.	13,422,696
220,058	CryoLife, Inc.(b)	6,326,667
89,834	Cutera, Inc.(b)	1,513,703
44,129	Heska Corp.(b)	3,093,443
192,646	Integer Holdings Corp.(b)	13,504,485
214,473	Invacare Corp.	1,271,825
249,059	Lantheus Holdings, Inc.(b)	5,974,925
102,481	LeMaitre Vascular, Inc.	2,645,035
274,522	Meridian Bioscience, Inc.	3,102,099
353,715	Merit Medical Systems, Inc.(b)	18,262,305
218,234	Natus Medical, Inc.(b)	5,434,027
335,568	Neogen Corp.(b)	18,909,257
398,406	OraSure Technologies, Inc.(b)	3,306,770
123,153	Orthofix Medical, Inc.(b)	6,075,137
87,107	Surmodics, Inc.(b)	3,533,060
110,188	Tactile Systems Technology, Inc.(b)	5,292,330
246,287	Varex Imaging Corp.(b)	6,570,937
		131,510,668
	Health Care Providers & Services - 23.0%
65,162	Addus HomeCare Corp.(b)	4,455,778
301,927	AMN Healthcare Services, Inc.(b)	14,625,344
216,378	BioTelemetry, Inc.(b)	10,355,851
750,944	Community Health Systems, Inc.(b)(c)	1,997,511
59,006	CorVel Corp.(b)	4,365,264
233,501	Cross Country Healthcare, Inc.(b)	1,660,192
365,700	Diplomat Pharmacy, Inc.(b)(c)	1,689,534
319,189	Ensign Group, Inc. (The)	17,000,006
188,247	LHC Group, Inc.(b)	21,324,620
154,037	Magellan Health, Inc.(b)	10,171,063
402,321	Owens & Minor, Inc.	1,082,243
71,312	Providence Service Corp. (The)(b)	4,612,460
696,650	Select Medical Holdings Corp.(b)	9,787,932
305,315	Tivity Health, Inc.(b)	5,587,265

81,663	US Physical Therapy, Inc.	$9,122,574

		117,837,637

	Health Care Technology - 10.7%
77,342	Computer Programs & Systems, Inc.	1,996,197
165,014	HealthStream, Inc.	4,125,350
549,419	HMS Holdings Corp.(b)	16,718,820
309,187	NextGen Healthcare, Inc.(b)	5,951,850
262,930	Omnicell, Inc.(b)	20,889,789
113,307	Tabula Rasa HealthCare, Inc.(b)(c)	5,118,077

		54,800,083

	Life Sciences Tools & Services - 7.4%
217,148	Cambrex Corp.(b)	8,642,490
268,441	Luminex Corp.	5,664,105
167,682	Medpace Holdings, Inc.(b)	9,051,474
654,133	NeoGenomics, Inc.(b)	14,201,228

		37,559,297

	Pharmaceuticals - 11.9%
608,521	Akorn, Inc.(b)	2,507,107
223,380	Amphastar Pharmaceuticals, Inc.(b)	4,300,065
53,599	ANI Pharmaceuticals, Inc.(b)	3,733,706
413,111	Assertio Therapeutics, Inc.(b)	1,210,415
674,517	Corcept Therapeutics, Inc.(b)(c)	6,596,776
1,290,391	Endo International PLC(b)	6,387,435
437,749	Innoviva, Inc.(b)	5,984,029
220,835	Lannett Co., Inc.(b)(c)	1,161,592
423,441	Medicines Co. (The)(b)(c)	15,095,672
131,055	Phibro Animal Health Corp., Class A	3,876,607
336,929	Supernus Pharmaceuticals, Inc.(b)	10,117,978

		60,971,382

	Total Common Stocks (Cost $667,032,272)	511,549,161

	Money Market Fund - 0.0%
71,190	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $71,190)	71,190
	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $667,103,462)-100.0%	511,620,351
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 5.8%
22,350,563	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	22,350,563
7,448,016	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	7,450,251
	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,800,814)	29,800,814

	Total Investments in Securities (Cost $696,904,276)-105.8%	541,421,165
	Other assets less liabilities-(5.8)%	(29,904,188)

	Net Assets-100.0%	$511,516,977

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was

Schedule of Investments(a)

developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Industrials ETF (PSCI)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 14.0%
14,389	AAR Corp.	$432,965
31,671	Aerojet Rocketdyne Holdings, Inc.(b)	1,221,867
9,389	Aerovironment, Inc.(b)	607,938
25,852	Axon Enterprise, Inc.(b)	1,726,397
12,634	Cubic Corp.	712,810
23,960	Mercury Systems, Inc.(b)	1,647,490
14,249	Moog, Inc., Class A	1,174,403
2,215	National Presto Industries, Inc.(c)	216,826
21,986	Triumph Group, Inc.(c)	426,308

		8,167,004

	Air Freight & Logistics - 3.3%
11,352	Atlas Air Worldwide Holdings, Inc.(b)	401,747
12,264	Echo Global Logistics, Inc.(b)	241,233
12,692	Forward Air Corp.	708,594
15,038	Hub Group, Inc., Class A(b)	585,881

		1,937,455

	Airlines - 4.6%
5,641	Allegiant Travel Co.	790,361
21,347	Hawaiian Holdings, Inc.	533,248
22,682	SkyWest, Inc.	1,331,887

		2,655,496

	Building Products - 9.5%
17,785	AAON, Inc.	807,261
6,619	American Woodmark Corp.(b)	479,811
11,981	Apogee Enterprises, Inc.	434,311
14,147	Gibraltar Industries, Inc.(b)	505,048
15,256	Griffon Corp.	219,381
8,083	Insteel Industries, Inc.	147,757
9,998	Patrick Industries, Inc.(b)	407,818
25,606	PGT Innovations, Inc.(b)	383,066
14,680	Quanex Building Products Corp.	227,687
17,716	Simpson Manufacturing Co., Inc.	1,077,842
26,724	Universal Forest Products, Inc.	861,849

		5,551,831

	Commercial Services & Supplies - 14.3%
29,060	ABM Industries, Inc.	1,053,425
21,564	Brady Corp., Class A	998,413
26,211	Interface, Inc.	379,273
14,747	LSC Communications, Inc.(c)	71,523
14,050	Matthews International Corp., Class A	478,121
19,699	Mobile Mini, Inc.	604,168
6,150	Multi-Color Corp.	305,901
82,990	Pitney Bowes, Inc.	302,914
31,182	RR Donnelley & Sons Co.	69,224
13,311	Team, Inc.(b)(c)	193,276
24,260	Tetra Tech, Inc.	1,638,035
6,778	UniFirst Corp.	1,076,211
9,730	US Ecology, Inc.	579,130
8,906	Viad Corp.	559,653

		8,309,267

	Construction & Engineering - 3.3%
14,068	Aegion Corp.(b)	202,579
21,441	Arcosa, Inc.	726,636
16,196	Comfort Systems USA, Inc.	764,127

7,303	MYR Group, Inc.(b)	$235,814

		1,929,156

	Electrical Equipment - 2.2%
11,501	AZZ, Inc.	483,962
9,205	Encore Wire Corp.	459,422
3,879	Powell Industries, Inc.	133,515
7,151	Vicor Corp.(b)	216,747

		1,293,646

	Industrial Conglomerates - 0.9%
15,852	Raven Industries, Inc.	519,153

	Machinery - 29.3%
26,948	Actuant Corp., Class A	596,629
4,244	Alamo Group, Inc.	402,883
12,728	Albany International Corp., Class A	891,851
10,051	Astec Industries, Inc.	295,801
20,742	Barnes Group, Inc.	1,072,776
18,637	Briggs & Stratton Corp.	175,188
13,874	Chart Industries, Inc.(b)	1,063,165
8,754	CIRCOR International, Inc.(b)	369,944
9,163	EnPro Industries, Inc.	508,455
11,371	ESCO Technologies, Inc.	794,719
26,517	Federal Signal Corp.	633,491
16,933	Franklin Electric Co., Inc.	742,173
14,262	Greenbrier Cos., Inc. (The)	388,069
34,906	Harsco Corp.(b)	872,650
27,453	Hillenbrand, Inc.	1,022,075
13,846	John Bean Technologies Corp.	1,419,907
4,755	Lindsay Corp.	377,452
7,766	Lydall, Inc.(b)	140,409
24,963	Mueller Industries, Inc.	672,753
11,850	Proto Labs, Inc.(b)	1,189,148
19,177	SPX Corp.(b)	570,324
18,760	SPX FLOW, Inc.(b)	669,732
5,578	Standex International Corp.	362,793
7,988	Tennant Co.	460,189
22,278	Titan International, Inc.	94,013
24,314	Wabash National Corp.	328,482
12,121	Watts Water Technologies, Inc., Class A	986,528

		17,101,599

	Marine - 1.1%
18,880	Matson, Inc.	646,074

	Professional Services - 10.9%
22,615	Exponent, Inc.	1,267,571
4,528	Forrester Research, Inc.	206,160
16,634	FTI Consulting, Inc.(b)	1,395,925
8,369	Heidrick & Struggles International, Inc.	254,083
13,749	Kelly Services, Inc., Class A	323,101
24,887	Korn Ferry	1,072,132
17,864	Navigant Consulting, Inc.	393,008
13,200	Resources Connection, Inc.	202,620
17,667	TrueBlue, Inc.(b)	375,247
17,392	WageWorks, Inc.(b)	869,078

		6,358,925

	Road & Rail - 2.8%
11,273	ArcBest Corp.	282,614
20,948	Heartland Express, Inc.(c)	374,550
17,050	Marten Transport Ltd.	300,421
11,394	Saia, Inc.(b)	672,246

		1,629,831

	Trading Companies & Distributors - 3.8%
17,006	Applied Industrial Technologies, Inc.	923,936
7,049	DXP Enterprises, Inc.(b)	227,119
14,525	GMS, Inc.(b)	244,601

Schedule of Investments(a)

12,287	Kaman Corp.	$683,280
5,631	Veritiv Corp.(b)	99,443

		2,178,379

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $67,010,783)-100.0%	58,277,816

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.3%
579,731	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	579,731
193,186	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	193,244

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $772,975)	772,975

	Total Investments in Securities (Cost $67,783,758)-101.3%	59,050,791
	Other assets less liabilities-(1.3)%	(755,546)

	Net Assets-100.0%	$58,295,245

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Information Technology ETF (PSCT)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communications Equipment - 9.3%
141,591	ADTRAN, Inc.	$2,220,147
55,979	Applied Optoelectronics, Inc.(b)(c)	484,778
101,529	CalAmp Corp.(c)	1,031,535
70,847	Comtech Telecommunications Corp.	1,498,414
82,017	Digi International, Inc.(c)	893,165
346,027	Extreme Networks, Inc.(c)	1,948,132
349,415	Finisar Corp.(c)	7,330,727
262,807	Harmonic, Inc.(c)	1,371,852
93,371	NETGEAR, Inc.(c)	2,352,949
675,683	Viavi Solutions, Inc.(c)	8,141,980

		27,273,679

	Electronic Equipment, Instruments & Components - 28.9%
85,335	Anixter International, Inc.(c)	4,553,476
220,060	Arlo Technologies, Inc.(c)	754,806
86,278	Badger Meter, Inc.	4,555,478
29,849	Bel Fuse, Inc., Class B	515,791
114,296	Benchmark Electronics, Inc.	2,524,799
78,594	Control4 Corp.(c)	1,859,534
97,010	CTS Corp.	2,566,885
117,391	Daktronics, Inc.	728,998
40,337	ePlus, Inc.(c)	2,850,212
109,205	Fabrinet (Thailand)(c)	4,656,501
51,131	FARO Technologies, Inc.(c)	2,254,877
176,601	II-VI, Inc.(c)	5,550,569
105,216	Insight Enterprises, Inc.(c)	5,416,520
99,590	Itron, Inc.(c)	5,641,774
171,256	KEMET Corp.	2,722,970
267,365	Knowles Corp.(c)	4,205,651
109,614	Methode Electronics, Inc.	2,699,793
53,054	MTS Systems Corp.	2,878,710
49,806	OSI Systems, Inc.(c)	5,159,404
57,088	Park Electrochemical Corp.	852,895
91,616	Plexus Corp.(c)	4,537,740
54,645	Rogers Corp.(c)	7,540,464
202,797	Sanmina Corp.(c)	5,392,372
76,169	ScanSource, Inc.(c)	2,224,896
275,318	TTM Technologies, Inc.(c)	2,348,463

		84,993,578

	IT Services - 13.4%
111,050	Cardtronics PLC, Class A(c)	3,353,710
97,760	CSG Systems International, Inc.	4,384,536
178,035	EVERTEC, Inc.	5,102,483
101,719	ExlService Holdings, Inc.(c)	6,027,868
78,781	ManTech International Corp., Class A	4,834,790
197,472	NIC, Inc.	3,151,653
98,317	Perficient, Inc.(c)	2,991,786
117,909	Sykes Enterprises, Inc.(c)	2,919,427
41,069	TTEC Holdings, Inc.	1,629,618
151,216	Unisys Corp.(c)	1,466,795
81,579	Virtusa Corp.(c)	3,458,950

		39,321,616

	Semiconductors & Semiconductor Equipment - 24.8%
113,221	Advanced Energy Industries, Inc.(c)	$5,680,298
96,491	Axcelis Technologies, Inc.(c)	1,430,961
210,296	Brooks Automation, Inc.	7,463,405
85,810	Cabot Microelectronics Corp.	8,363,901
64,908	CEVA, Inc.(c)	1,481,850
120,618	Cohu, Inc.	1,754,992
121,135	Diodes, Inc.(c)	3,746,706
57,229	DSP Group, Inc.(c)	799,489
220,721	FormFactor, Inc.(c)	3,169,554
65,895	Ichor Holdings Ltd.(c)	1,390,384
198,880	Kopin Corp.(b)(c)	228,712
196,014	Kulicke & Soffa Industries, Inc. (Singapore)	3,800,711
187,585	MaxLinear, Inc.(c)	3,971,174
72,501	Nanometrics, Inc.(c)	2,062,653
82,259	PDF Solutions, Inc.(b)(c)	999,447
198,690	Photronics, Inc.(c)	1,611,376
85,653	Power Integrations, Inc.	5,581,149
323,157	Rambus, Inc.(c)	3,671,063
91,596	Rudolph Technologies, Inc.(c)	2,113,120
37,237	SMART Global Holdings, Inc.(c)	634,146
131,622	SolarEdge Technologies, Inc.(c)	7,052,307
115,621	Ultra Clean Holdings, Inc.(c)	1,474,168
142,367	Veeco Instruments, Inc.(b)(c)	1,635,797
144,184	Xperi Corp.	3,029,306

		73,146,669

	Software - 18.9%
283,481	8x8, Inc.(c)	6,840,396
52,311	Agilysys, Inc.(c)	1,140,380
104,238	Alarm.com Holdings, Inc.(c)	6,078,118
111,027	Bottomline Technologies (DE), Inc.(c)	4,849,659
65,178	Ebix, Inc.(b)	3,058,804
174,324	LivePerson, Inc.(c)	4,851,437
24,425	MicroStrategy, Inc., Class A(c)	3,246,327
121,732	Monotype Imaging Holdings, Inc.	1,983,014
92,984	OneSpan, Inc.(c)	1,297,127
133,817	Progress Software Corp.	5,481,144
100,364	Qualys, Inc.(c)	8,893,254
52,634	SPS Commerce, Inc.(c)	5,364,984
369,854	TiVo Corp.	2,662,949

		55,747,593

	Technology Hardware, Storage & Peripherals - 4.6%
338,855	3D Systems Corp.(b)(c)	2,741,337
121,180	Cray, Inc.(c)	4,242,512
226,900	Diebold Nixdorf, Inc.(c)	1,928,650
126,373	Electronics For Imaging, Inc.(c)	4,631,570

		13,544,069

	Total Common Stocks (Cost $305,468,512)	294,027,204

	Money Market Fund - 2.1%
6,161,788	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $6,161,788)	6,161,788

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $311,630,300)-102.0%	300,188,992

	Investments Purchased with Cash Collateral from Securities on Loan

Schedule of Investments(a)

	Money Market Funds - 2.2%
4,836,683	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	$4,836,683
1,611,747	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	1,612,231

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,448,914)	6,448,914

	Total Investments in Securities (Cost $318,079,214)-104.2%	306,637,906
	Other assets less liabilities-(4.2)%	(12,412,917)

	Net Assets-100.0%	$294,224,989

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Materials ETF (PSCM)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Chemicals - 61.8%
17,494	AdvanSix, Inc.(b)	$426,504
16,081	American Vanguard Corp.	213,556
18,882	Balchem Corp.	1,712,408
50,183	Ferro Corp.(b)	679,478
15,555	FutureFuel Corp.	161,461
29,754	H.B. Fuller Co.	1,173,200
5,794	Hawkins, Inc.	206,035
11,820	Innophos Holdings, Inc.	314,294
14,296	Innospec, Inc.	1,153,830
12,385	Koppers Holdings, Inc.(b)	330,184
19,241	Kraton Corp.(b)	470,827
73,432	Livent Corp.(b)	464,090
12,328	LSB Industries, Inc.(b)(c)	41,299
7,802	Quaker Chemical Corp.	1,411,070
29,700	Rayonier Advanced Materials, Inc.(c)	193,941
10,511	Stepan Co.	891,963
15,397	Tredegar Corp.	240,039

		10,084,179

	Construction Materials - 2.7%
9,532	US Concrete, Inc.(b)(c)	443,905

	Containers & Packaging - 2.2%
21,307	Myers Industries, Inc.	360,515

	Metals & Mining - 17.1%
190,644	AK Steel Holding Corp.(b)(c)	327,908
29,737	Century Aluminum Co.(b)	166,230
7,544	Haynes International, Inc.	219,757
9,121	Kaiser Aluminum Corp.	812,863
12,198	Materion Corp.	737,369
5,507	Olympic Steel, Inc.	68,177
39,029	SunCoke Energy, Inc.(b)	286,473
23,669	TimkenSteel Corp.(b)	168,286

		2,787,063

	Paper & Forest Products - 16.0%
23,331	Boise Cascade Co.	517,948
9,921	Clearwater Paper Corp.(b)	159,827
25,937	Mercer International, Inc. (Canada)	371,677
10,162	Neenah, Inc.	580,860
26,528	P.H. Glatfelter Co.	386,778
18,622	Schweitzer-Mauduit International, Inc.	582,683

		2,599,773

	Specialty Chemicals - 0.1%
21,045	A. Schulman, Inc.(b)(d)	11,007

	Total Common Stocks (Cost $23,043,569)	16,286,442

	Money Market Fund - 0.1%
16,513	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $16,513)	16,513

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $23,060,082)-100.0%	$16,302,955

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 5.6%
723,504	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	723,504
195,655	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	195,714

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $919,218)	919,218

	Total Investments in Securities (Cost $23,979,300)-105.6%	17,222,173
	Other assets less liabilities-(5.6)%	(915,192)

	Net Assets-100.0%	$16,306,981

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 97.5%
	Diversified Telecommunication Services - 21.3%
30,703	ATN International, Inc.	$1,796,125
141,741	Cincinnati Bell, Inc.(b)	907,142
45,263	Cogent Communications Holdings, Inc.	2,647,886
200,447	Consolidated Communications Holdings, Inc.(c)	801,788
296,510	Frontier Communications Corp.(b)(c)	557,439
116,930	Iridium Communications, Inc.(b)	2,505,810
220,671	Vonage Holdings Corp.(b)	2,612,745

		11,828,935

	Electric Utilities - 8.3%
79,436	El Paso Electric Co.	4,623,175

	Entertainment - 3.8%
60,763	Marcus Corp. (The)	2,124,275

	Gas Utilities - 15.0%
38,301	Northwest Natural Holding Co.	2,635,875
179,990	South Jersey Industries, Inc.	5,678,684

		8,314,559

	Interactive Media & Services - 4.9%
73,418	Care.com, Inc.(b)	1,049,143
109,392	QuinStreet, Inc.(b)	1,676,980

		2,726,123

	Media - 15.3%
117,922	E.W. Scripps Co. (The), Class A	1,794,773
245,945	Gannett Co., Inc.	1,933,128
153,348	New Media Investment Group, Inc.	1,415,402
64,837	Scholastic Corp.	2,145,456
61,820	TechTarget, Inc.(b)	1,168,398

		8,457,157

	Multi-Utilities - 9.7%
128,129	Avista Corp.	5,350,667

	Water Utilities - 17.8%
71,702	American States Water Co.	5,229,944
93,721	California Water Service Group	4,612,948

		9,842,892

	Wireless Telecommunication Services - 1.4%
50,654	Spok Holdings, Inc.	782,604

	Total Common Stocks (Cost $57,852,341)	54,050,387

	Money Market Fund - 0.0%
27,313	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $27,313)	27,313

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $57,879,654)-97.5%	$54,077,700

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.9%
773,312	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	773,312
257,693	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	257,771

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,031,083)	1,031,083

	Total Investments in Securities (Cost $58,910,737)-99.4%	55,108,783
	Other assets less liabilities-0.6%	329,858

	Net Assets-100.0%	$55,438,641

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Bank ETF (KBWB)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 10.7%
479,081	Bank of New York Mellon Corp. (The)	$20,451,968
254,432	Northern Trust Corp.	21,759,024
349,827	State Street Corp.	19,327,942

		61,538,934

	Consumer Finance - 4.5%
300,815	Capital One Financial Corp.	25,830,984

	Diversified Banks - 41.5%
1,729,170	Bank of America Corp.	45,995,922
785,939	Citigroup, Inc.	48,846,109
481,834	JPMorgan Chase & Co.	51,055,131
972,805	US Bancorp	48,834,811
1,007,903	Wells Fargo & Co.	44,720,656

		239,452,629

	Regional Banks - 42.3%
493,273	BB&T Corp.	23,060,513
536,313	Citizens Financial Group, Inc.	17,473,077
185,219	Comerica, Inc.	12,746,772
800,269	Fifth Third Bancorp	21,207,128
194,777	First Republic Bank	18,897,265
1,219,440	Huntington Bancshares, Inc.	15,425,916
1,175,148	KeyCorp	18,767,114
145,278	M&T Bank Corp.	23,186,369
439,769	People’s United Financial, Inc.	6,759,249
199,509	PNC Financial Services Group, Inc. (The)	25,389,515
1,185,548	Regions Financial Corp.	16,396,129
387,576	SunTrust Banks, Inc.	23,258,436
61,311	SVB Financial Group(b)	12,348,035
216,858	Zions Bancorp NA	9,340,074

		244,255,592

	Thrifts & Mortgage Finance - 1.0%
571,202	New York Community Bancorp, Inc.	5,672,036

	Total Common Stocks & Other Equity Interests (Cost $700,967,605)	576,750,175

	Money Market Funds - 0.1%
406,836	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $406,836)	406,836

	Total Investments in Securities (Cost $701,374,441)-100.1%	577,157,011
	Other assets less liabilities-(0.1)%	(390,684)

	Net Assets-100.0%	$576,766,327

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 25.8%
300,206	Artisan Partners Asset Management, Inc., Class A	$7,099,872
1,714,150	BlackRock Capital Investment Corp.	10,387,749
113,120	Federated Investors, Inc., Class B	3,453,553
1,672,659	FS KKR Capital Corp.	9,985,774
297,103	Invesco Ltd.(b)	5,805,393
222,391	Janus Henderson Group PLC (United Kingdom)	4,518,985
147,358	Legg Mason, Inc.	5,248,892
605,000	Monroe Capital Corp.	6,860,700
1,428,055	Oxford Square Capital Corp.(c)	8,953,905
976,469	THL Credit, Inc.	6,425,166
270,566	Waddell & Reed Financial, Inc., Class A	4,369,641

		73,109,630

	Consumer Finance - 1.8%
397,302	Navient Corp.	5,180,818

	Investment Banking & Brokerage - 4.6%
1,381,500	BGC Partners, Inc., Class A	6,493,050
116,454	Lazard Ltd., Class A	3,628,707
93,164	Moelis & Co., Class A	2,960,752

		13,082,509

	Life & Health Insurance - 1.3%
72,261	Principal Financial Group, Inc.	3,726,500

	Mortgage REITs - 51.3%
586,477	AG Mortgage Investment Trust, Inc.	9,043,475
642,761	AGNC Investment Corp.	10,541,280
1,084,042	Annaly Capital Management, Inc.	9,550,410
1,623,162	Arlington Asset Investment Corp., Class A(c)	10,858,954
525,765	ARMOUR Residential REIT, Inc.	9,148,311
542,302	Chimera Investment Corp.	9,891,588
1,793,733	Dynex Capital, Inc.	9,865,531
614,481	Invesco Mortgage Capital, Inc.(b)	9,456,863
1,403,151	MFA Financial, Inc.	9,878,183
677,709	New Residential Investment Corp.	10,335,062
2,060,015	New York Mortgage Trust, Inc.	12,442,491
1,994,360	Orchid Island Capital, Inc.(c)	12,125,709
905,916	Two Harbors Investment Corp.	11,070,294
1,142,624	Western Asset Mortgage Capital Corp.	11,072,027

		145,280,178

	Property & Casualty Insurance - 1.7%
82,927	Mercury General Corp.	4,780,742

	Regional Banks - 6.6%
167,063	Hanmi Financial Corp.	3,444,839
132,222	PacWest Bancorp	4,804,947
205,727	People’s United Financial, Inc.	3,162,024
235,602	Umpqua Holdings Corp.	3,762,564
365,773	Valley National Bancorp	3,591,891

		18,766,265

	Thrifts & Mortgage Finance - 3.1%
402,793	New York Community Bancorp, Inc.	3,999,734
287,709	Oritani Financial Corp.	4,603,344

		8,603,078

	Trading Companies & Distributors - 3.8%
282,038	Aircastle Ltd.	5,477,178

178,030	Triton International Ltd. (Bermuda)	$5,260,786

		10,737,964

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $305,940,112)-100.0%	283,267,684

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 3.5%
7,567,261	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	7,567,261
2,521,664	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	2,522,420

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,089,681)	10,089,681

	Total Investments in Securities (Cost $316,029,793)-103.5%	293,357,365
	Other assets less liabilities-(3.5)%	(10,053,673)

	Net Assets-100.0%	$283,303,692

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.	$5,020,367	$2,702,584	$(652,569)	$(1,133,545)	$(131,444)	$5,805,393	$252,185
Invesco Mortgage Capital, Inc.	—	10,317,694	(1,374,803)	438,130	75,842	9,456,863	545,433

Total Investments in Affiliates	$5,020,367	$13,020,278	$(2,027,372)	$(695,415)	$(55,602)	$15,262,256	$797,618

(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 99.5%
	Diversified - 6.9%
904,132	Global Net Lease, Inc.	$16,645,070
642,274	Lexington Realty Trust	5,889,653

		22,534,723

	Diversified REITs - 3.2%
1,170,630	VEREIT, Inc.	10,395,194

	Health Care - 12.6%
2,605,606	New Senior Investment Group, Inc.	17,170,944
741,189	Sabra Health Care REIT, Inc.	14,297,536
1,256,680	Senior Housing Properties Trust	9,902,638

		41,371,118

	Health Care REITs - 3.0%
276,943	Omega Healthcare Investors, Inc.	9,864,710

	Hotel & Resort - 17.6%
597,368	Apple Hospitality REIT, Inc.	9,223,362
510,420	Braemar Hotels & Resorts, Inc.	5,328,785
447,048	Chatham Lodging Trust	8,511,794
426,153	Hersha Hospitality Trust	7,265,908
391,136	Hospitality Properties Trust	9,727,552
517,510	RLJ Lodging Trust	8,885,647
750,335	Summit Hotel Properties, Inc.	8,576,329

		57,519,377

	Office REITs - 6.1%
1,050,307	City Office REIT, Inc.	12,383,120
319,531	Office Properties Income Trust	7,639,986

		20,023,106

	Residential - 5.9%
906,952	Independence Realty Trust, Inc.	9,958,333
605,388	Preferred Apartment Communities, Inc., Class A	9,504,592

		19,462,925

	Residential REITs - 2.7%
782,124	Bluerock Residential Growth REIT, Inc., Class A	8,947,498

	Retail - 17.7%
693,052	Kite Realty Group Trust	10,534,390
3,000,324	Pennsylvania Real Estate Investment Trust(b)	19,232,077
4,043,745	Washington Prime Group, Inc.(b)	16,579,355
910,591	Whitestone	11,537,188

		57,883,010

	Retail REITs - 2.6%
496,710	Brixmor Property Group, Inc.	8,518,576

	Specialized - 13.0%
530,435	CoreCivic, Inc.	11,616,526
112,679	EPR Properties	8,800,230
277,853	Gaming and Leisure Properties, Inc.	10,972,415
502,873	GEO Group, Inc. (The)	11,028,005

		42,417,176

	Specialized REITs - 8.2%
2,789,402	Uniti Group, Inc.	26,806,153

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $353,355,494)-99.5%	325,743,566

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 11.3%
27,726,049	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	$27,726,049
9,239,245	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	9,242,017

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,968,066)	36,968,066

	Total Investments in Securities (Cost $390,323,560)-110.8%	362,711,632
	Other assets less liabilities-(10.8)%	(35,489,577)

	Net Assets-100.0%	$327,222,055

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Multi-line Insurance - 21.6%
26,597	American Financial Group, Inc.	$2,611,825
122,882	American International Group, Inc.	6,275,584
25,737	Assurant, Inc.	2,572,671
53,797	Hartford Financial Services Group, Inc. (The)	2,832,950
26,779	Horace Mann Educators Corp.	1,084,817

		15,377,847

	Property & Casualty Insurance - 68.8%
56,249	Allstate Corp. (The)	5,372,342
81,284	Arch Capital Group Ltd.(b)	2,798,608
46,445	Axis Capital Holdings Ltd.	2,767,193
39,647	Chubb Ltd.	5,791,237
30,530	Cincinnati Financial Corp.	2,999,267
22,328	Hanover Insurance Group, Inc. (The)	2,727,589
31,955	Kemper Corp.	2,651,945
36,198	Mercury General Corp.	2,086,815
35,086	ProAssurance Corp.	1,316,427
72,822	Progressive Corp. (The)	5,773,328
29,115	RLI Corp.	2,500,396
38,570	Selective Insurance Group, Inc.	2,763,541
39,942	Travelers Cos., Inc. (The)	5,814,357
22,853	Universal Insurance Holdings, Inc.	663,651
47,609	W.R. Berkley Corp.	2,961,280

		48,987,976

	Reinsurance - 9.4%
11,744	Everest Re Group Ltd.	2,908,519
54,252	Maiden Holdings Ltd.	29,301
18,058	RenaissanceRe Holdings Ltd. (Bermuda)	3,150,038
61,249	Third Point Reinsurance Ltd. (Bermuda)(b)	622,290

		6,710,148

	Total Common Stocks & Other Equity Interests (Cost $61,109,809)	71,075,971

	Money Market Funds - 0.1%
41,531	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $41,531)	41,531

	Total Investments in Securities (Cost $61,151,340)-99.9%	71,117,502
	Other assets less liabilities-0.1%	70,106

	Net Assets-100.0%	$71,187,608

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco KBW Regional Banking ETF (KBWR)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Regional Banks - 96.9%
74,057	Associated Banc-Corp.	$1,467,069
52,908	BancorpSouth Bank	1,432,749
20,916	Bank of Hawaii Corp.	1,582,505
52,561	Bank OZK	1,519,013
47,131	BankUnited, Inc.	1,530,815
45,188	Boston Private Financial Holdings, Inc.	463,177
43,029	Brookline Bancorp, Inc.	617,466
43,971	Cathay General Bancorp	1,479,185
37,526	Chemical Financial Corp.	1,420,734
39,524	Columbia Banking System, Inc.	1,318,125
49,960	Commerce Bancshares, Inc.	2,864,207
26,604	Community Bank System, Inc.	1,644,393
28,323	Cullen/Frost Bankers, Inc.	2,585,040
75,635	CVB Financial Corp.	1,554,299
62,939	East West Bancorp, Inc.	2,688,754
140,863	F.N.B. Corp.	1,549,493
53,634	First Commonwealth Financial Corp.	674,179
53,075	First Financial Bancorp	1,184,634
26,578	First Financial Bankshares, Inc.	1,505,910
63,787	First Hawaiian, Inc.	1,587,659
110,304	First Horizon National Corp.	1,479,177
57,389	First Midwest Bancorp, Inc.	1,118,512
95,472	Fulton Financial Corp.	1,504,639
39,337	Glacier Bancorp, Inc.	1,550,271
39,370	Hancock Whitney Corp.	1,495,273
88,484	Home BancShares, Inc.	1,550,240
69,468	Hope Bancorp, Inc.	894,053
21,984	IBERIABANK Corp.	1,571,856
136,810	Investors Bancorp, Inc.	1,424,192
94,970	Old National Bancorp	1,513,822
41,926	PacWest Bancorp	1,523,591
29,373	Pinnacle Financial Partners, Inc.	1,555,300
30,502	Popular, Inc.	1,592,509
23,158	Prosperity Bancshares, Inc.	1,500,870
23,998	Signature Bank	2,748,971
84,585	Sterling Bancorp	1,633,336
71,578	Synovus Financial Corp.	2,287,633
75,290	TCF Financial Corp.	1,435,027
27,238	Texas Capital Bancshares, Inc.(b)	1,560,737
35,160	Trustmark Corp.	1,117,033
24,993	UMB Financial Corp.	1,543,068
94,820	Umpqua Holdings Corp.	1,514,275
44,795	United Bankshares, Inc.	1,602,765
42,755	United Community Banks, Inc.	1,133,435
162,857	Valley National Bancorp	1,599,256
29,872	Webster Financial Corp.	1,322,732
37,260	Western Alliance Bancorp(b)	1,533,249
23,343	Wintrust Financial Corp.	1,581,255

		73,556,483

	Thrifts & Mortgage Finance - 2.9%
36,189	Provident Financial Services, Inc.	862,746
43,757	Washington Federal, Inc.	1,381,408

		2,244,154

	Total Investments in Securities (Cost $94,641,126)-99.8%	75,800,637
	Other assets less liabilities-0.2%	124,565

	Net Assets-100.0%	$75,925,202

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Communication Services - 4.3%
778	Activision Blizzard, Inc.	$33,742
16	Alphabet, Inc., Class A(b)	17,704
17	Alphabet, Inc., Class C(b)	18,762
636	AMC Networks, Inc., Class A(b)	33,562
1,181	AT&T, Inc.	36,115
48	Cable One, Inc.	53,618
708	CBS Corp., Class B	34,182
2,025	CenturyLink, Inc.	21,161
115	Charter Communications, Inc., Class A(b)	43,332
975	Cinemark Holdings, Inc.	37,040
996	Comcast Corp., Class A	40,836
462	Electronic Arts, Inc.(b)	43,003
271	Facebook, Inc., Class A(b)	48,094
165	Fox Corp., Class A	5,813
81	Fox Corp., Class B	2,811
207	IAC/InterActiveCorp.(b)	45,716
1,567	Interpublic Group of Cos., Inc. (The)	33,252
674	John Wiley & Sons, Inc., Class A	28,160
85	Liberty Broadband Corp., Class A(b)	8,289
364	Liberty Broadband Corp., Class C(b)	35,727
1,266	Liberty Media Corp.-Liberty Formula One, Class A(b)	46,108
314	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	11,310
613	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	22,154
483	Omnicom Group, Inc.	37,365
5,857	Sirius XM Holdings, Inc.	31,101
5,880	Sprint Corp.(b)	40,396
1,036	Telephone & Data Systems, Inc.	29,847
559	T-Mobile US, Inc.(b)	41,053
826	Tribune Media Co., Class A	38,244
675	United States Cellular Corp.(b)	29,396
622	Verizon Communications, Inc.	33,806
28	Viacom, Inc., Class A	958
1,136	Viacom, Inc., Class B	32,978
455	Walt Disney Co. (The)	60,078

		1,075,713

	Consumer Discretionary - 12.9%
207	Advance Auto Parts, Inc.	32,085
522	Aptiv PLC	33,429
962	Aramark	33,468
47	AutoZone, Inc.(b)	48,274
598	Best Buy Co., Inc.	37,477
20	Booking Holdings, Inc.(b)	33,124
998	BorgWarner, Inc.	35,409
306	Bright Horizons Family Solutions, Inc.(b)	41,940
712	Brunswick Corp.	29,534
218	Burlington Stores, Inc.(b)	34,134
865	Capri Holdings Ltd.(b)	28,095
588	CarMax, Inc.(b)(c)	46,029
617	Carnival Corp.	31,584
422	Carter’s, Inc.	35,494

80	Chipotle Mexican Grill, Inc.(b)	$52,798
482	Choice Hotels International, Inc.	39,664
401	Columbia Sportswear Co.	37,606
1,017	D.R. Horton, Inc.	43,487
348	Darden Restaurants, Inc.	40,479
997	Dick’s Sporting Goods, Inc.	34,406
352	Dollar General Corp.	44,803
425	Dollar Tree, Inc.(b)	43,176
141	Domino’s Pizza, Inc.	39,409
499	Dunkin’ Brands Group, Inc.	37,036
308	Expedia Group, Inc.	35,420
2,023	Extended Stay America, Inc.	34,674
1,154	Floor & Decor Holdings, Inc., Class A(b)	40,990
674	Foot Locker, Inc.	26,522
3,942	Ford Motor Co.	37,528
1,342	Gap, Inc. (The)	25,069
558	Garmin Ltd.	42,676
998	General Motors Co.	33,273
1,644	Gentex Corp.	35,116
359	Genuine Parts Co.	35,505
1,573	Goodyear Tire & Rubber Co. (The)	21,094
58	Graham Holdings Co., Class B	39,471
314	Grand Canyon Education, Inc.(b)	37,636
1,320	H&R Block, Inc.	34,650
2,423	Hanesbrands, Inc.	35,982
864	Harley-Davidson, Inc.	28,270
421	Hasbro, Inc.	40,054
484	Hilton Worldwide Holdings, Inc.	43,289
212	Home Depot, Inc. (The)	40,248
528	Hyatt Hotels Corp., Class A	38,143
560	Kohl’s Corp.	27,619
67	Kontoor Brands, Inc.(b)	1,963
656	Las Vegas Sands Corp.	36,080
267	Lear Corp.	31,781
960	Leggett & Platt, Inc.	34,090
870	Lennar Corp., Class A	43,204
47	Lennar Corp., Class B	1,857
1,378	LKQ Corp.(b)	35,346
406	Lowe’s Cos., Inc.	37,872
1,113	Macy’s, Inc.	22,894
326	Marriott International, Inc., Class A	40,698
199	McDonald’s Corp.	39,456
1,365	MGM Resorts International	33,879
2,211	Michaels Cos., Inc. (The)(b)	20,142
484	NIKE, Inc., Class B	37,336
712	Nordstrom, Inc.	22,286
769	Norwegian Cruise Line Holdings Ltd.(b)	42,072
13	NVR, Inc.(b)	41,620
105	O’Reilly Automotive, Inc.(b)	38,994
865	Penske Automotive Group, Inc.	36,953
409	Polaris Industries, Inc.	32,671
238	Pool Corp.	42,788
1,416	PulteGroup, Inc.	43,896
344	PVH Corp.	29,305
333	Ralph Lauren Corp.	35,008
447	Ross Stores, Inc.	41,567
332	Royal Caribbean Cruises Ltd.	40,424
807	Service Corp. International	35,403
875	ServiceMaster Global Holdings, Inc.(b)	47,250
625	Six Flags Entertainment Corp.	30,850
1,381	Skechers U.S.A., Inc., Class A(b)	38,571
557	Starbucks Corp.	42,365
945	Tapestry, Inc.	26,989
539	Target Corp.	43,363
712	Tempur Sealy International, Inc.(b)	45,433
400	Tiffany & Co.	35,644

Schedule of Investments(a)

792	TJX Cos., Inc. (The)	$39,830
403	Tractor Supply Co.	40,614
124	Ulta Beauty, Inc.(b)	41,339
962	Urban Outfitters, Inc.(b)	21,616
137	Vail Resorts, Inc.	29,470
463	VF Corp.	37,910
2,081	Wendy’s Co. (The)	38,270
672	Williams-Sonoma, Inc.(c)	39,312
905	Wyndham Destinations, Inc.	36,001
1,035	Yum China Holdings, Inc. (China)	41,410
402	Yum! Brands, Inc.	41,145

		3,263,136

	Consumer Staples - 5.9%
692	Altria Group, Inc.	33,950
792	Archer-Daniels-Midland Co.	30,350
766	Brown-Forman Corp., Class A	37,695
623	Bunge Ltd.	32,577
940	Campbell Soup Co.(c)	34,131
289	Casey’s General Stores, Inc.	37,304
560	Church & Dwight Co., Inc.	41,670
224	Clorox Co. (The)	33,333
731	Coca-Cola Co. (The)	35,914
579	Colgate-Palmolive Co.	40,310
1,130	Conagra Brands, Inc.	30,250
190	Constellation Brands, Inc., Class A	33,526
161	Costco Wholesale Corp.	38,572
807	Energizer Holdings, Inc.(c)	33,022
256	Estee Lauder Cos., Inc. (The), Class A	41,224
1,833	Flowers Foods, Inc.	41,004
903	General Mills, Inc.	44,644
638	Herbalife Nutrition Ltd.(b)	26,656
343	Hershey Co. (The)	45,262
807	Hormel Foods Corp.(c)	31,868
362	Ingredion, Inc.	27,570
365	JM Smucker Co. (The)	44,369
587	Kellogg Co.	30,853
322	Kimberly-Clark Corp.	41,181
728	Kraft Heinz Co. (The)	20,129
1,283	Kroger Co. (The)	29,265
485	Lamb Weston Holdings, Inc.	28,736
242	McCormick & Co., Inc.	37,762
560	Molson Coors Brewing Co., Class B	30,789
827	Mondelez International, Inc., Class A	42,053
560	Nu Skin Enterprises, Inc., Class A	26,146
314	PepsiCo, Inc.	40,192
428	Philip Morris International, Inc.	33,012
402	Post Holdings, Inc.(b)	42,250
403	Procter & Gamble Co. (The)	41,473
9	Seaboard Corp.	36,900
1,501	Sprouts Farmers Market, Inc.(b)	30,095
565	Sysco Corp.	38,883
637	Tyson Foods, Inc., Class A	48,342
1,131	US Foods Holding Corp.(b)	39,087
440	Walgreens Boots Alliance, Inc.	21,710
377	Walmart, Inc.	38,243

		1,492,302

	Energy - 4.1%
709	Anadarko Petroleum Corp.	49,892
2,859	Antero Resources Corp.(b)	18,784
1,035	Apache Corp.	26,982
1,681	Baker Hughes a GE Co.	35,990
2,270	Centennial Resource Development, Inc., Class A(b)	17,933
618	Cheniere Energy, Inc.(b)	39,045
12,539	Chesapeake Energy Corp.(b)(c)	24,075
313	Chevron Corp.	35,635

464	Cimarex Energy Co.	$26,536
2,658	CNX Resources Corp.(b)	20,520
294	Concho Resources, Inc.	28,815
560	ConocoPhillips	33,018
788	Continental Resources, Inc.(b)	27,580
1,326	Devon Energy Corp.	33,362
350	Diamondback Energy, Inc.	34,321
352	EOG Resources, Inc.	28,822
458	Exxon Mobil Corp.	32,413
598	Helmerich & Payne, Inc.	29,248
620	HollyFrontier Corp.	23,548
2,233	Kinder Morgan, Inc.	44,548
579	Marathon Petroleum Corp.	26,628
1,207	Murphy Oil Corp.	29,994
522	Occidental Petroleum Corp.	25,980
617	ONEOK, Inc.	39,254
1,833	Parsley Energy, Inc., Class A(b)	32,682
2,746	Patterson-UTI Energy, Inc.	29,190
1,035	PBF Energy, Inc., Class A	27,324
409	Phillips 66	33,047
252	Pioneer Natural Resources Co.	35,774
2,489	Range Resources Corp.	19,464
1,757	SM Energy Co.	20,434
807	Targa Resources Corp.	31,037
457	Valero Energy Corp.	32,173
1,451	Williams Cos., Inc. (The)	38,277

		1,032,325

	Financials - 17.0%
820	Aflac, Inc.	42,066
2,057	AGNC Investment Corp.	33,735
60	Alleghany Corp.	39,798
423	Allstate Corp. (The)	40,401
1,491	Ally Financial, Inc.	43,045
345	American Express Co.	39,575
371	American Financial Group, Inc.	36,432
288	American National Insurance Co.	32,651
3,617	Annaly Capital Management, Inc.	31,866
228	Aon PLC	41,056
1,302	Arch Capital Group Ltd.(b)	44,828
479	Arthur J. Gallagher & Co.	40,332
1,682	Associated Banc-Corp.	33,320
381	Assurant, Inc.	38,085
922	Assured Guaranty Ltd.	37,682
881	Athene Holding Ltd., Class A(b)	35,813
1,359	Bank of America Corp.	36,149
475	Bank of Hawaii Corp.	35,939
752	Bank of New York Mellon Corp. (The)	32,103
1,153	BankUnited, Inc.	37,449
750	BB&T Corp.	35,063
175	Berkshire Hathaway, Inc., Class B(b)	34,549
90	BlackRock, Inc.	37,400
459	BOK Financial Corp.	34,393
1,309	Brown & Brown, Inc.	41,325
445	Capital One Financial Corp.	38,212
845	Charles Schwab Corp. (The)	35,160
1,909	Chimera Investment Corp.	34,820
275	Chubb Ltd.	40,169
446	Cincinnati Financial Corp.	43,815
826	CIT Group, Inc.	39,268
1,054	Citizens Financial Group, Inc.	34,339
788	CNA Financial Corp.	35,429
475	Comerica, Inc.	32,690
598	Commerce Bancshares, Inc.	34,283
95	Credit Acceptance Corp.(b)	43,357
390	Cullen/Frost Bankers, Inc.	35,595
558	Discover Financial Services	41,599

Schedule of Investments(a)

749	E*TRADE Financial Corp.	$33,555
719	East West Bancorp, Inc.	30,716
275	Erie Indemnity Co., Class A	58,484
465	Evercore, Inc., Class A	35,912
162	Everest Re Group Ltd.	40,121
3,144	F.N.B. Corp.	34,584
161	FactSet Research Systems, Inc.	44,790
1,111	Fidelity National Financial, Inc.	42,829
1,394	Fifth Third Bancorp	36,941
799	First American Financial Corp.	41,268
90	First Citizens BancShares, Inc., Class A	37,809
1,467	First Hawaiian, Inc.	36,514
2,328	First Horizon National Corp.	31,219
382	First Republic Bank	37,062
1,092	Franklin Resources, Inc.	34,747
199	Goldman Sachs Group, Inc. (The)	36,316
328	Hanover Insurance Group, Inc. (The)	40,068
2,650	Huntington Bancshares, Inc.	33,523
664	Interactive Brokers Group, Inc., Class A	33,731
462	Intercontinental Exchange, Inc.	37,981
1,800	Jefferies Financial Group, Inc.	31,806
345	JPMorgan Chase & Co.	36,556
2,081	KeyCorp	33,234
979	Lazard Ltd., Class A	30,506
617	Lincoln National Corp.	36,681
795	Loews Corp.	40,831
617	LPL Financial Holdings, Inc.	49,496
233	M&T Bank Corp.	37,187
29	Markel Corp.(b)	30,707
418	Marsh & McLennan Cos., Inc.	39,961
626	Mercury General Corp.	36,089
865	MetLife, Inc.	39,972
5,120	MFA Financial, Inc.	36,045
845	Morgan Stanley	34,383
313	Morningstar, Inc.	43,833
405	Nasdaq, Inc.	36,709
3,353	Navient Corp.	43,723
2,118	New Residential Investment Corp.	32,300
389	Northern Trust Corp.	33,267
1,640	Old Republic International Corp.	36,162
1,339	OneMain Holdings, Inc.	39,996
998	PacWest Bancorp	36,267
2,254	People’s United Financial, Inc.	34,644
699	Pinnacle Financial Partners, Inc.	37,012
289	PNC Financial Services Group, Inc. (The)	36,778
703	Popular, Inc.	36,704
580	Progressive Corp. (The)	45,982
556	Prosperity Bancshares, Inc.	36,034
409	Prudential Financial, Inc.	37,783
477	Raymond James Financial, Inc.	39,391
2,328	Regions Financial Corp.	32,196
256	Reinsurance Group of America, Inc.	37,903
275	RenaissanceRe Holdings Ltd. (Bermuda)	47,971
209	S&P Global, Inc.	44,701
1,989	Santander Consumer USA Holdings, Inc.	44,534
313	Signature Bank	35,854
3,714	SLM Corp.	35,320
629	SunTrust Banks, Inc.	37,746
155	SVB Financial Group(b)	31,217
1,038	Synovus Financial Corp.	33,174
382	T. Rowe Price Group, Inc.	38,635
1,738	TCF Financial Corp.	33,126
699	TD Ameritrade Holding Corp.	34,775
444	Torchmark Corp.	37,966
289	Travelers Cos., Inc. (The)	42,070
2,555	Two Harbors Investment Corp.	31,222

2,004	Umpqua Holdings Corp.	$32,004
694	US Bancorp	34,839
1,454	Virtu Financial, Inc., Class A	33,471
731	W.R. Berkley Corp.	45,468
641	Webster Financial Corp.	28,383
698	Wells Fargo & Co.	30,970
845	Western Alliance Bancorp(b)	34,772
41	White Mountains Insurance Group Ltd.	40,164
235	Willis Towers Watson PLC	41,243
499	Wintrust Financial Corp.	33,802
807	Zions Bancorp NA	34,758

		4,290,284

	Health Care - 8.4%
520	Abbott Laboratories	39,588
403	AbbVie, Inc.	30,914
1,092	Acadia Healthcare Co., Inc.(b)	35,184
506	Agilent Technologies, Inc.	33,927
303	Alexion Pharmaceuticals, Inc.(b)	34,445
409	AmerisourceBergen Corp.	31,845
185	Amgen, Inc.	30,840
126	Anthem, Inc.	35,026
541	Baxter International, Inc.	39,731
152	Becton, Dickinson and Co.	35,483
116	Biogen, Inc.(b)	25,438
693	Bristol-Myers Squibb Co.	31,441
1,113	Bruker Corp.	46,490
656	Cardinal Health, Inc.	27,598
954	Catalent, Inc.(b)	43,407
522	Centene Corp.(b)	30,146
659	Cerner Corp.(b)	46,110
275	Charles River Laboratories International, Inc.(b)	34,499
123	Chemed Corp.	40,337
256	Cigna Corp.	37,893
138	Cooper Cos., Inc. (The)	41,095
161	Covetrus, Inc.(b)	3,970
462	CVS Health Corp.	24,195
351	Danaher Corp.	46,336
561	DaVita, Inc.(b)	24,359
313	Eli Lilly & Co.	36,289
507	Encompass Health Corp.	29,872
522	Gilead Sciences, Inc.	32,495
256	HCA Healthcare, Inc.	30,966
409	Henry Schein, Inc.(b)	26,364
389	Hill-Rom Holdings, Inc.	37,402
113	Humana, Inc.	27,669
152	ICU Medical, Inc.(b)	32,346
729	Integra LifeSciences Holdings Corp.(b)	33,971
302	IQVIA Holdings, Inc.(b)	41,027
257	Jazz Pharmaceuticals PLC(b)	32,266
251	Johnson & Johnson	32,919
257	Laboratory Corp. of America Holdings(b)	41,791
295	McKesson Corp.	36,031
384	Medtronic PLC	35,551
466	Merck & Co., Inc.	36,912
59	Mettler-Toledo International, Inc.(b)	42,662
263	Molina Healthcare, Inc.(b)	37,414
420	PerkinElmer, Inc.	36,263
807	Pfizer, Inc.	33,507
332	PRA Health Sciences, Inc.(b)	28,794
409	Quest Diagnostics, Inc.	39,227
101	Regeneron Pharmaceuticals, Inc.(b)	30,474
325	ResMed, Inc.	37,089
305	STERIS PLC	40,772
213	Stryker Corp.	39,030
141	Teleflex, Inc.	40,650

Schedule of Investments(a)

152	Thermo Fisher Scientific, Inc.	$40,581
328	United Therapeutics Corp.(b)	27,542
133	UnitedHealth Group, Inc.	32,159
275	Universal Health Services, Inc., Class B	32,876
306	Varian Medical Systems, Inc.(b)	38,636
188	Waters Corp.(b)	37,733
142	WellCare Health Plans, Inc.(b)	39,219
344	West Pharmaceutical Services, Inc.	39,422
326	Zimmer Biomet Holdings, Inc.	37,141

		2,125,359

	Industrials - 16.5%
181	3M Co.	28,915
826	A.O. Smith Corp.	33,453
313	Acuity Brands, Inc.	38,709
1,207	AECOM(b)	38,503
618	AGCO Corp.	41,134
959	Air Lease Corp.	34,524
522	Alaska Air Group, Inc.	30,380
406	Allegion PLC	39,402
807	Allison Transmission Holdings, Inc.	33,402
108	AMERCO	39,768
521	AMETEK, Inc.	42,665
561	Armstrong World Industries, Inc.	49,761
107	Boeing Co. (The)	36,552
408	C.H. Robinson Worldwide, Inc.	32,489
365	Carlisle Cos., Inc.	48,658
289	Caterpillar, Inc.	34,625
204	Cintas Corp.	45,253
591	Clean Harbors, Inc.(b)	37,895
1,514	Colfax Corp.(b)	38,001
750	Copart, Inc.(b)	53,610
442	Crane Co.	33,795
515	CSX Corp.	38,352
249	Cummins, Inc.	37,539
347	Curtiss-Wright Corp.	38,687
241	Deere & Co.	33,781
656	Delta Air Lines, Inc.	33,784
710	Donaldson Co., Inc.	33,689
446	Dover Corp.	39,877
501	Eaton Corp. PLC	37,319
562	Emerson Electric Co.	33,855
370	Equifax, Inc.	44,733
484	Expeditors International of Washington, Inc.	33,682
1,274	Fastenal Co.	38,972
175	FedEx Corp.	26,999
940	Fluor Corp.	26,057
503	Fortive Corp.	38,303
1,605	Gardner Denver Holdings, Inc.(b)	54,522
210	General Dynamics Corp.	33,772
465	Genesee & Wyoming, Inc., Class A(b)	44,277
844	Graco, Inc.	39,854
267	Harris Corp.	49,980
952	HD Supply Holdings, Inc.(b)	39,498
561	HEICO Corp., Class A	55,124
617	Hexcel Corp.	44,911
256	Honeywell International, Inc.	42,063
351	Hubbell, Inc.	40,204
180	Huntington Ingalls Industries, Inc.	36,922
275	IDEX Corp.	41,995
694	IHS Markit Ltd.(b)	39,829
275	Illinois Tool Works, Inc.	38,401
364	Ingersoll-Rand PLC	43,076
692	ITT, Inc.	39,873
360	J.B. Hunt Transport Services, Inc.	30,650
580	Jacobs Engineering Group, Inc.	43,668

1,930	JetBlue Airways Corp.(b)	$33,254
1,074	Johnson Controls International PLC	41,370
370	Kansas City Southern	41,914
660	KAR Auction Services, Inc.	37,105
481	Kirby Corp.(b)	37,220
209	L3 Technologies, Inc.	50,591
367	Landstar System, Inc.	35,324
177	Lennox International, Inc.	46,747
447	Lincoln Electric Holdings, Inc.	33,945
125	Lockheed Martin Corp.	42,317
326	Middleby Corp. (The)(b)	42,533
445	MSC Industrial Direct Co., Inc., Class A	31,444
315	Nordson Corp.	39,570
219	Norfolk Southern Corp.	42,736
144	Northrop Grumman Corp.	43,668
287	Old Dominion Freight Line, Inc.	38,010
533	Oshkosh Corp.	37,944
617	PACCAR, Inc.	40,611
218	Parker-Hannifin Corp.	33,206
903	Pentair PLC	31,442
1,112	Quanta Services, Inc.	38,653
220	Raytheon Co.	38,390
484	Regal Beloit Corp.	35,187
481	Republic Services, Inc.	40,688
619	Robert Half International, Inc.	33,216
216	Rockwell Automation, Inc.	32,152
125	Roper Technologies, Inc.	42,990
1,834	Schneider National, Inc., Class B	30,811
822	Sensata Technologies Holding PLC(b)	35,091
238	Snap-on, Inc.	37,109
693	Southwest Airlines Co.	32,987
464	Spirit AeroSystems Holdings, Inc., Class A	37,603
290	Stanley Black & Decker, Inc.	36,894
174	Teledyne Technologies, Inc.(b)	41,029
665	Textron, Inc.	30,124
922	Timken Co. (The)	40,577
617	Toro Co. (The)	40,204
104	TransDigm Group, Inc.(b)	45,859
579	TransUnion	37,948
1,620	Trinity Industries, Inc.	31,234
244	Union Pacific Corp.	40,694
404	United Continental Holdings, Inc.(b)	31,371
352	United Parcel Service, Inc., Class B	32,708
305	United Technologies Corp.	38,522
1,814	Univar, Inc.(b)	36,298
294	Valmont Industries, Inc.	33,254
313	Verisk Analytics, Inc.	43,820
123	W.W. Grainger, Inc.	32,188
327	WABCO Holdings, Inc.(b)	42,808
408	Wabtec Corp.	25,451
403	Waste Management, Inc.	44,068
238	Watsco, Inc.	37,459
733	WESCO International, Inc.(b)	34,326
503	XPO Logistics, Inc.(b)(c)	26,201
535	Xylem, Inc.	39,708

		4,164,315

	Information Technology - 12.2%
224	Accenture PLC, Class A	39,888
540	Akamai Technologies, Inc.(b)	40,694
195	Alliance Data Systems Corp.	26,812
567	Amdocs Ltd.	33,691
427	Amphenol Corp., Class A	37,149
404	Analog Devices, Inc.	39,034
212	Apple, Inc.	37,115
161	Arista Networks, Inc.(b)	39,379
484	Arrow Electronics, Inc.(b)	30,327

Schedule of Investments(a)

256	Automatic Data Processing, Inc.	$40,991
827	Black Knight, Inc.(b)	46,883
750	Booz Allen Hamilton Holding Corp.	47,377
161	Broadcom, Inc.	40,514
364	Broadridge Financial Solutions, Inc.	45,453
394	CDW Corp.	38,785
769	Cisco Systems, Inc.	40,011
340	Citrix Systems, Inc.	32,001
522	Cognizant Technology Solutions Corp., Class A	32,327
940	CoreLogic, Inc.(b)	36,839
2,677	Cypress Semiconductor Corp.	47,704
275	Dell Technologies, Inc., Class C(b)	16,376
522	Dolby Laboratories, Inc., Class A	32,348
597	DXC Technology Co.	28,381
284	EPAM Systems, Inc.(b)	49,016
317	Euronet Worldwide, Inc.(b)	49,148
218	F5 Networks, Inc.(b)	28,793
195	Fair Isaac Corp.(b)	57,700
342	Fidelity National Information Services, Inc.	41,143
2,034	First Data Corp., Class A(b)	51,704
482	Fiserv, Inc.(b)	41,385
193	FleetCor Technologies, Inc.(b)	49,835
826	FLIR Systems, Inc.	39,921
1,264	Genpact Ltd.	45,694
346	Global Payments, Inc.	53,298
2,442	Hewlett Packard Enterprise Co.	33,504
1,562	HP, Inc.	29,178
769	Intel Corp.	33,867
305	International Business Machines Corp.	38,732
180	Intuit, Inc.	44,073
1,508	Jabil, Inc.	37,082
275	Jack Henry & Associates, Inc.	36,086
1,283	Juniper Networks, Inc.	31,575
600	Keysight Technologies, Inc.(b)	45,078
389	KLA-Tencor Corp.	40,094
248	Lam Research Corp.	43,303
617	Leidos Holdings, Inc.	46,479
200	Littelfuse, Inc.	32,642
420	LogMeIn, Inc.	30,169
768	Manhattan Associates, Inc.(b)	50,281
2,381	Marvell Technology Group Ltd.	53,096
683	Maxim Integrated Products, Inc.	35,919
502	Microchip Technology, Inc.	40,175
1,006	Micron Technology, Inc.(b)	32,806
341	Microsoft Corp.	42,175
485	MKS Instruments, Inc.	34,658
739	National Instruments Corp.	28,518
537	NetApp, Inc.	31,790
235	NVIDIA Corp.	31,833
457	NXP Semiconductors N.V. (Netherlands)	40,289
1,986	ON Semiconductor Corp.(b)	35,271
750	Oracle Corp.	37,950
539	Paychex, Inc.	46,241
1,434	Sabre Corp.	29,082
513	Skyworks Solutions, Inc.	34,181
792	SS&C Technologies Holdings, Inc.	44,075
1,705	Symantec Corp.	31,935
412	Synopsys, Inc.(b)	47,973
1,054	Teradyne, Inc.	44,416
386	Texas Instruments, Inc.	40,264
427	Total System Services, Inc.	52,747
1,013	Trimble, Inc.(b)	40,419
342	Ubiquiti Networks, Inc.	41,146
1,092	Versum Materials, Inc.	56,074
269	Visa, Inc., Class A	43,398

231	VMware, Inc., Class A	$40,882
1,377	Xerox Corp.	42,150
408	Xilinx, Inc.	41,742
217	Zebra Technologies Corp., Class A(b)	37,202

		3,088,266

	Materials - 5.7%
224	Air Products & Chemicals, Inc.	45,604
389	Albemarle Corp.(c)	24,624
360	AptarGroup, Inc.	40,777
462	Ashland Global Holdings, Inc.	34,590
393	Avery Dennison Corp.	40,896
1,505	Axalta Coating Systems Ltd.(b)	35,383
750	Ball Corp.	46,042
750	Bemis Co., Inc.	43,762
747	Berry Global Group, Inc.(b)	35,124
389	Celanese Corp.	36,928
864	CF Industries Holdings, Inc.	34,767
732	Crown Holdings, Inc.(b)	40,575
217	Dow, Inc.	10,147
637	DowDuPont, Inc.(b)	19,441
480	Eastman Chemical Co.	31,162
237	Ecolab, Inc.	43,629
435	FMC Corp.	31,951
3,248	Freeport-McMoRan, Inc.	31,538
3,239	Graphic Packaging Holding Co.	42,107
271	International Flavors & Fragrances, Inc.(c)	36,699
805	International Paper Co.	33,383
403	LyondellBasell Industries N.V., Class A	29,923
199	Martin Marietta Materials, Inc.	41,890
91	NewMarket Corp.	35,217
609	Nucor Corp.	29,232
2,122	Owens-Illinois, Inc.	33,952
389	Packaging Corp. of America	34,652
351	PPG Industries, Inc.	36,732
466	Reliance Steel & Aluminum Co.	38,804
585	RPM International, Inc.	31,309
503	Scotts Miracle-Gro Co. (The)	45,034
91	Sherwin-Williams Co. (The)	38,170
1,459	Silgan Holdings, Inc.	42,296
633	Sonoco Products Co.	39,138
1,134	Southern Copper Corp. (Peru)	38,250
1,056	Steel Dynamics, Inc.	26,558
1,605	United States Steel Corp.(c)	18,971
1,757	Valvoline, Inc.	30,660
361	Vulcan Materials Co.	45,093
522	Westlake Chemical Corp.	29,905
778	WestRock Co.	25,363

		1,430,278

	Real Estate - 8.5%
878	American Campus Communities, Inc.	40,669
2,347	Apple Hospitality REIT, Inc.	36,238
199	AvalonBay Communities, Inc.	40,399
285	Boston Properties, Inc.	37,287
2,593	Brandywine Realty Trust	39,180
2,277	Brixmor Property Group, Inc.	39,051
401	Camden Property Trust	41,447
883	CBRE Group, Inc., Class A(b)	40,353
1,700	Columbia Property Trust, Inc.	36,346
390	CoreSite Realty Corp.	45,521
1,549	Corporate Office Properties Trust	43,124
1,168	CubeSmart	39,385
1,016	Douglas Emmett, Inc.	40,935
1,295	Duke Realty Corp.	38,967
523	EPR Properties	40,846
370	Equity LifeStyle Properties, Inc.	45,014
513	Equity Residential	39,280

Schedule of Investments(a)

142	Essex Property Trust, Inc.	$41,427
387	Extra Space Storage, Inc.	41,471
279	Federal Realty Investment Trust	36,474
1,077	Gaming and Leisure Properties, Inc.	42,531
1,265	HCP, Inc.	40,113
1,302	Healthcare Trust of America, Inc., Class A	37,485
864	Highwoods Properties, Inc.	37,895
1,395	Hospitality Properties Trust	34,694
1,935	Host Hotels & Resorts, Inc.	35,043
347	Howard Hughes Corp. (The)(b)	35,686
1,191	Hudson Pacific Properties, Inc.	39,791
1,074	Iron Mountain, Inc.	32,918
275	Jones Lang LaSalle, Inc.	34,224
536	Kilroy Realty Corp.	39,509
2,270	Kimco Realty Corp.	39,498
498	Lamar Advertising Co., Class A	38,949
801	Liberty Property Trust	38,023
380	Life Storage, Inc.	36,586
731	Macerich Co. (The)	26,557
2,099	Medical Properties Trust, Inc.	37,320
371	Mid-America Apartment Communities, Inc.	42,361
731	National Retail Properties, Inc.	39,130
959	Omega Healthcare Investors, Inc.	34,160
1,817	Outfront Media, Inc.	44,789
1,194	Park Hotels & Resorts, Inc.	32,978
560	Prologis, Inc.	41,255
172	Public Storage	40,915
1,187	Rayonier, Inc.	33,414
3,000	Retail Properties of America, Inc., Class A	35,670
2,642	Senior Housing Properties Trust	20,819
199	Simon Property Group, Inc.	32,256
390	SL Green Realty Corp.	33,540
937	Spirit Realty Capital, Inc.	39,972
1,246	STORE Capital Corp.	42,638
713	Taubman Centers, Inc.	31,629
1,871	Uniti Group, Inc.	17,980
577	Ventas, Inc.	37,101
512	Vornado Realty Trust	33,910
1,305	Weingarten Realty Investors	36,801
542	WP Carey, Inc.	44,991

		2,146,545

	Utilities - 4.2%
789	Alliant Energy Corp.	37,446
523	Ameren Corp.	38,357
466	American Electric Power Co., Inc.	40,132
378	American Water Works Co., Inc.	42,721
381	Atmos Energy Corp.	38,786
729	Avangrid, Inc.	36,494
1,313	CenterPoint Energy, Inc.	37,342
693	CMS Energy Corp.	38,884
447	Consolidated Edison, Inc.	38,576
485	Dominion Energy, Inc.	36,462
305	DTE Energy Co.	38,268
408	Duke Energy Corp.	34,929
408	Entergy Corp.	39,604
599	Evergy, Inc.	34,826
541	Eversource Energy	39,947
788	Exelon Corp.	37,887
940	Hawaiian Electric Industries, Inc.	39,048
1,367	MDU Resources Group, Inc.	33,738
674	National Fuel Gas Co.	35,931
200	NextEra Energy, Inc.	39,642
934	OGE Energy Corp.	38,817
408	Pinnacle West Capital Corp.	38,315
1,183	PPL Corp.	35,206
674	Public Service Enterprise Group, Inc.	39,604

770	Southern Co. (The)	$41,195
619	UGI Corp.	31,947
498	WEC Energy Group, Inc.	40,114
694	Xcel Energy, Inc.	39,794

		1,064,012

	Total Common Stocks & Other Equity Interests (Cost $26,768,851)	25,172,535

	Money Market Funds - 0.1%
13,747	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $13,747)	13,747

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $26,782,598)-99.8%	25,186,282

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.1%
208,324	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	208,324
69,420	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	69,441

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $277,765)	277,765

	Total Investments in Securities (Cost $27,060,363)-100.9%	25,464,047
	Other assets less liabilities-(0.9)%	(238,767)

	Net Assets-100.0%	$25,225,280

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. And therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.*	$176,316	$11,720	$(129,232)	$61,185	$(119,989)	$—	$2,260

*	At May 31, 2019, this security was no longer held.

Schedule of Investments(a)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Equal Weight ETF (EQAL)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 5.0%
12,085	Activision Blizzard, Inc.	$524,126
453	Alphabet, Inc., Class C(b)	499,944
6,676	AMC Networks, Inc., Class A(b)	352,293
46,502	AT&T, Inc.	1,422,031
465	Cable One, Inc.	519,428
8,429	CBS Corp., Class B	406,952
115,075	CenturyLink, Inc.	1,202,534
1,274	Charter Communications, Inc., Class A(b)	480,043
10,836	Cinemark Holdings, Inc.	411,660
10,749	Comcast Corp., Class A	440,709
14,545	Discovery, Inc., Class A(b)	396,497
12,836	DISH Network Corp., Class A(b)	463,508
5,027	Electronic Arts, Inc.(b)	467,913
3,073	Facebook, Inc., Class A(b)	545,365
2,742	Fox Corp., Class A	96,601
7,722	GCI Liberty, Inc., Class A(b)	448,571
2,411	IAC/InterActiveCorp.(b)	532,469
18,487	Interpublic Group of Cos., Inc. (The)	392,294
9,224	John Wiley & Sons, Inc., Class A	385,379
4,663	Liberty Broadband Corp., Class C(b)	457,673
12,364	Liberty Media Corp.-Liberty Formula One, Class C(b)	461,548
10,216	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	369,206
25,202	Lions Gate Entertainment Corp., Class A	372,234
6,791	Live Nation Entertainment, Inc.(b)	413,029
1,404	Madison Square Garden Co. (The), Class A(b)	415,359
9,295	Match Group, Inc.(c)	638,102
1,221	Netflix, Inc.(b)	419,145
32,083	News Corp., Class A	365,425
5,572	Omnicom Group, Inc.	431,050
69,036	Sirius XM Holdings, Inc.	366,581
217,343	Sprint Corp.(b)	1,493,146
5,666	Take-Two Interactive Software, Inc.(b)	612,778
45,019	Telephone & Data Systems, Inc.	1,296,997
19,513	T-Mobile US, Inc.(b)	1,433,035
8,923	Tribune Media Co., Class A	413,135
8,107	TripAdvisor, Inc.(b)	342,683
16,633	Twitter, Inc.(b)	606,107
30,264	United States Cellular Corp.(b)	1,317,997
24,338	Verizon Communications, Inc.	1,322,770
14,190	Viacom, Inc., Class B	411,936
4,996	Walt Disney Co. (The)	659,672
50,777	Zayo Group Holdings, Inc.(b)	1,660,408
6,490	Zillow Group, Inc., Class C(b)(c)	279,200
98,637	Zynga, Inc., Class A(b)	620,427

		27,167,960

	Consumer Discretionary - 8.4%
26,774	Adient PLC	462,119
2,708	Advance Auto Parts, Inc.	419,740
271	Amazon.com, Inc.(b)	481,044
5,021	Aptiv PLC	321,545

13,803	Aramark	$480,206
12,282	AutoNation, Inc.(b)	484,771
458	AutoZone, Inc.(b)	470,416
6,098	Best Buy Co., Inc.	382,162
259	Booking Holdings, Inc.(b)	428,961
10,693	BorgWarner, Inc.	379,388
3,327	Bright Horizons Family Solutions, Inc.(b)	455,999
7,914	Brunswick Corp.	328,273
2,812	Burlington Stores, Inc.(b)	440,303
48,188	Caesars Entertainment Corp.(b)	423,573
9,243	Capri Holdings Ltd.(b)	300,213
6,950	CarMax, Inc.(b)	544,046
7,462	Carnival Corp.	381,980
4,391	Carter’s, Inc.	369,327
683	Chipotle Mexican Grill, Inc.(b)	450,760
5,263	Choice Hotels International, Inc.	433,092
4,109	Columbia Sportswear Co.	385,342
10,207	D.R. Horton, Inc.	436,451
3,827	Darden Restaurants, Inc.	445,157
10,943	Dick’s Sporting Goods, Inc.	377,643
3,489	Dollar General Corp.	444,080
3,989	Dollar Tree, Inc.(b)	405,243
1,685	Domino’s Pizza, Inc.	470,957
5,752	Dunkin’ Brands Group, Inc.	426,913
11,405	eBay, Inc.	409,782
3,329	Expedia Group, Inc.	382,835
22,264	Extended Stay America, Inc.	381,605
10,763	Floor & Decor Holdings, Inc., Class A(b)	382,302
6,668	Foot Locker, Inc.	262,386
48,780	Ford Motor Co.	464,386
11,314	frontdoor, Inc.(b)	454,936
15,493	Gap, Inc. (The)	289,409
4,977	Garmin Ltd.	380,641
26,629	Garrett Motion, Inc. (Switzerland)(b)	409,554
10,888	General Motors Co.	363,006
20,140	Gentex Corp.	430,190
3,874	Genuine Parts Co.	383,139
23,076	Goodyear Tire & Rubber Co. (The)	309,449
626	Graham Holdings Co., Class B	426,018
3,573	Grand Canyon Education, Inc.(b)	428,260
6,781	GrubHub, Inc.(b)	441,782
17,096	H&R Block, Inc.	448,770
22,576	Hanesbrands, Inc.	335,254
11,028	Harley-Davidson, Inc.	360,836
4,742	Hasbro, Inc.	451,154
12,886	Hilton Grand Vacations, Inc.(b)	327,562
4,982	Hilton Worldwide Holdings, Inc.	445,590
2,364	Home Depot, Inc. (The)	448,805
5,662	Hyatt Hotels Corp., Class A	409,023
28,794	International Game Technology PLC(c)	374,322
6,000	Kohl’s Corp.	295,920
697	Kontoor Brands, Inc.(b)	20,422
15,704	L Brands, Inc.	352,712
6,865	Las Vegas Sands Corp.	377,575
2,832	Lear Corp.	337,093
9,309	Leggett & Platt, Inc.	330,563
8,722	Lennar Corp., Class A	433,135
14,874	LKQ Corp.(b)	381,518
4,130	Lowe’s Cos., Inc.	385,246
2,805	Lululemon Athletica, Inc.(b)	464,480
17,740	Macy’s, Inc.	364,912
3,410	Marriott International, Inc., Class A	425,704
28,404	Mattel, Inc.(b)(c)	279,779
2,392	McDonald’s Corp.	474,262
15,625	MGM Resorts International	387,813
31,757	Michaels Cos., Inc. (The)(b)	289,306

Schedule of Investments(a)

3,190	Mohawk Industries, Inc.(b)	$432,405
26,658	Newell Brands, Inc.	357,750
4,868	NIKE, Inc., Class B	375,518
9,235	Nordstrom, Inc.	289,056
7,544	Norwegian Cruise Line Holdings Ltd.(b)	412,732
155	NVR, Inc.(b)	496,243
1,110	O’Reilly Automotive, Inc.(b)	412,221
9,808	Penske Automotive Group, Inc.	418,998
4,848	Polaris Industries, Inc.	387,258
2,755	Pool Corp.	495,294
14,996	PulteGroup, Inc.	464,876
3,774	PVH Corp.	321,507
24,059	Qurate Retail, Inc.(b)	301,459
3,325	Ralph Lauren Corp.	349,557
4,496	Ross Stores, Inc.	418,083
3,568	Royal Caribbean Cruises Ltd.	434,440
10,339	Service Corp. International	453,572
8,637	ServiceMaster Global Holdings, Inc.(b)	466,398
8,071	Six Flags Entertainment Corp.	398,385
12,653	Skechers U.S.A., Inc., Class A(b)	353,398
5,883	Starbucks Corp.	447,461
12,088	Tapestry, Inc.	345,233
5,409	Target Corp.	435,154
7,216	Tempur Sealy International, Inc.(b)	460,453
1,482	Tesla, Inc.(b)(c)	274,407
6,505	Thor Industries, Inc.	335,918
4,355	Tiffany & Co.	388,074
8,016	TJX Cos., Inc. (The)	403,125
11,652	Toll Brothers, Inc.	405,140
4,503	Tractor Supply Co.	453,812
1,364	Ulta Beauty, Inc.(b)	454,730
19,103	Under Armour, Inc., Class A(b)	435,548
13,935	Urban Outfitters, Inc.(b)	313,119
2,057	Vail Resorts, Inc.	442,481
4,880	VF Corp.	399,574
5,222	Visteon Corp.(b)(c)	232,431
2,524	Wayfair, Inc., Class A(b)	363,481
25,138	Wendy’s Co. (The)	462,288
3,149	Whirlpool Corp.	361,757
7,140	Williams-Sonoma, Inc.(c)	417,690
5,535	Wyndham Destinations, Inc.	220,182
7,903	Wyndham Hotels & Resorts, Inc.	421,546
3,494	Wynn Resorts Ltd.	375,011
10,141	Yum China Holdings, Inc. (China)	405,741
4,278	Yum! Brands, Inc.	437,853

		45,362,499

	Consumer Staples - 11.6%
24,906	Altria Group, Inc.	1,221,888
31,780	Archer-Daniels-Midland Co.	1,217,810
27,366	Brown-Forman Corp., Class B	1,367,753
26,494	Bunge Ltd.	1,385,371
37,885	Campbell Soup Co.	1,375,604
10,206	Casey’s General Stores, Inc.	1,317,390
20,430	Church & Dwight Co., Inc.	1,520,196
8,679	Clorox Co. (The)	1,291,522
29,608	Coca-Cola Co. (The)	1,454,641
20,929	Colgate-Palmolive Co.	1,457,077
60,655	Conagra Brands, Inc.	1,623,734
8,016	Constellation Brands, Inc., Class A	1,414,423
1,986	Costco Wholesale Corp.	475,806
25,999	Coty, Inc., Class A	320,828
30,683	Energizer Holdings, Inc.	1,255,548
2,690	Estee Lauder Cos., Inc. (The), Class A	433,171
67,561	Flowers Foods, Inc.	1,511,340
28,895	General Mills, Inc.	1,428,569
62,157	Hain Celestial Group, Inc. (The)(b)	1,267,381

23,741	Herbalife Nutrition Ltd.(b)	$991,899
11,979	Hershey Co. (The)	1,580,749
31,594	Hormel Foods Corp.	1,247,647
14,880	Ingredion, Inc.	1,133,261
13,308	JM Smucker Co. (The)	1,617,720
24,687	Kellogg Co.	1,297,549
51,545	Keurig Dr Pepper, Inc.	1,453,054
11,878	Kimberly-Clark Corp.	1,519,077
42,024	Kraft Heinz Co. (The)	1,161,964
53,501	Kroger Co. (The)	1,220,358
19,017	Lamb Weston Holdings, Inc.	1,126,757
10,081	McCormick & Co., Inc.	1,573,039
22,813	Molson Coors Brewing Co., Class B	1,254,259
29,216	Mondelez International, Inc., Class A	1,485,634
22,159	Monster Beverage Corp.(b)	1,370,756
23,853	Nu Skin Enterprises, Inc., Class A	1,113,697
11,561	PepsiCo, Inc.	1,479,808
15,431	Philip Morris International, Inc.	1,190,193
68,095	Pilgrim’s Pride Corp.(b)	1,741,189
13,715	Post Holdings, Inc.(b)	1,441,446
13,803	Procter & Gamble Co. (The)	1,420,467
349	Seaboard Corp.	1,430,900
24,929	Spectrum Brands Holdings, Inc.	1,313,010
58,644	Sprouts Farmers Market, Inc.(b)	1,175,812
20,651	Sysco Corp.	1,421,202
23,158	TreeHouse Foods, Inc.(b)	1,207,226
21,219	Tyson Foods, Inc., Class A	1,610,310
40,030	US Foods Holding Corp.(b)	1,383,437
22,834	Walgreens Boots Alliance, Inc.	1,126,630
4,244	Walmart, Inc.	430,511

		62,859,613

	Energy - 9.3%
25,827	Anadarko Petroleum Corp.	1,817,446
132,536	Antero Resources Corp.(b)	870,761
33,701	Apache Corp.	878,585
27,844	Apergy Corp.(b)	863,442
42,219	Baker Hughes a GE Co.	903,909
43,817	Cabot Oil & Gas Corp.	1,096,301
126,635	Centennial Resource Development, Inc., Class A(b)	1,000,416
16,507	Cheniere Energy, Inc.(b)	1,042,912
370,495	Chesapeake Energy Corp.(b)(c)	711,350
9,188	Chevron Corp.	1,046,054
15,440	Cimarex Energy Co.	883,014
105,265	CNX Resources Corp.(b)	812,646
10,919	Concho Resources, Inc.	1,070,171
16,208	ConocoPhillips	955,624
26,450	Continental Resources, Inc.(b)	925,750
39,226	Devon Energy Corp.	986,926
11,267	Diamondback Energy, Inc.	1,104,842
12,043	EOG Resources, Inc.	986,081
58,326	EQT Corp.	1,067,366
57,985	Equitrans Midstream Corp.	1,151,582
289,412	Extraction Oil & Gas, Inc.(b)(c)	981,107
13,739	Exxon Mobil Corp.	972,309
39,378	Halliburton Co.	838,358
20,168	Helmerich & Payne, Inc.	986,417
19,442	Hess Corp.	1,086,030
22,059	HollyFrontier Corp.	837,801
55,478	Kinder Morgan, Inc.	1,106,786
180,649	Kosmos Energy Ltd. (Ghana)	1,112,798
65,239	Marathon Oil Corp.	857,893
18,710	Marathon Petroleum Corp.	860,473
36,700	Murphy Oil Corp.	911,995
330,394	Nabors Industries Ltd.	779,730
41,399	National Oilwell Varco, Inc.	863,169

Schedule of Investments(a)

49,444	Noble Energy, Inc.	$1,058,102
16,720	Occidental Petroleum Corp.	832,154
16,689	ONEOK, Inc.	1,061,754
62,429	Parsley Energy, Inc., Class A(b)	1,113,109
86,518	Patterson-UTI Energy, Inc.	919,686
36,398	PBF Energy, Inc., Class A	960,907
11,642	Phillips 66	940,674
8,083	Pioneer Natural Resources Co.	1,147,463
148,293	QEP Resources, Inc.(b)	1,024,705
106,606	Range Resources Corp.	833,659
113,714	RPC, Inc.(c)	846,032
25,886	Schlumberger Ltd.	897,985
69,692	SM Energy Co.	810,518
27,473	Targa Resources Corp.	1,056,612
131,436	Transocean Ltd.(b)	814,903
13,678	Valero Energy Corp.	962,931
46,938	Whiting Petroleum Corp.(b)(c)	862,720
40,820	Williams Cos., Inc. (The)	1,076,832
92,256	WPX Energy, Inc.(b)	992,675

		50,583,465

	Financials - 6.5%
2,379	Affiliated Managers Group, Inc.	199,408
5,016	Aflac, Inc.	257,321
13,826	AGNC Investment Corp.	226,746
387	Alleghany Corp.	256,697
2,598	Allstate Corp. (The)	248,135
9,332	Ally Financial, Inc.	269,415
2,243	American Express Co.	257,294
2,528	American Financial Group, Inc.	248,250
5,876	American International Group, Inc.	300,087
1,708	American National Insurance Co.	193,636
1,985	Ameriprise Financial, Inc.	274,387
24,186	Annaly Capital Management, Inc.	213,079
1,490	Aon PLC	268,304
7,559	Arch Capital Group Ltd.(b)	260,256
3,135	Arthur J. Gallagher & Co.	263,967
10,962	Associated Banc-Corp.	217,157
2,443	Assurant, Inc.	244,202
5,600	Assured Guaranty Ltd.	228,872
5,805	Athene Holding Ltd., Class A(b)	235,973
12,424	AXA Equitable Holdings, Inc.	255,313
4,367	Axis Capital Holdings Ltd.	260,186
8,553	Bank of America Corp.	227,510
3,045	Bank of Hawaii Corp.	230,385
4,744	Bank of New York Mellon Corp. (The)	202,521
7,892	Bank OZK	228,079
6,978	BankUnited, Inc.	226,645
4,940	BB&T Corp.	230,945
1,319	Berkshire Hathaway, Inc., Class B(b)	260,397
43,261	BGC Partners, Inc., Class A	203,327
599	BlackRock, Inc.	248,920
2,831	BOK Financial Corp.	212,127
6,491	Brighthouse Financial, Inc.(b)	230,366
8,425	Brown & Brown, Inc.	265,977
2,979	Capital One Financial Corp.	255,807
2,610	Cboe Global Markets, Inc.	283,289
5,573	Charles Schwab Corp. (The)	231,893
13,149	Chimera Investment Corp.	239,838
1,831	Chubb Ltd.	267,454
2,881	Cincinnati Financial Corp.	283,029
5,003	CIT Group, Inc.	237,843
3,941	Citigroup, Inc.	244,933
7,015	Citizens Financial Group, Inc.	228,549
1,417	CME Group, Inc.	272,234
5,706	CNA Financial Corp.	256,542
2,933	Comerica, Inc.	201,849

4,030	Commerce Bancshares, Inc.	$231,040
585	Credit Acceptance Corp.(b)	266,988
2,435	Cullen/Frost Bankers, Inc.	222,242
3,505	Discover Financial Services	261,298
5,199	E*TRADE Financial Corp.	232,915
4,670	East West Bancorp, Inc.	199,502
6,097	Eaton Vance Corp.	233,027
1,362	Erie Indemnity Co., Class A	289,657
2,772	Evercore, Inc., Class A	214,082
1,111	Everest Re Group Ltd.	275,150
21,016	F.N.B. Corp.	231,176
1,058	FactSet Research Systems, Inc.	294,336
6,982	Fidelity National Financial, Inc.	269,156
9,194	Fifth Third Bancorp	243,641
4,884	First American Financial Corp.	252,259
600	First Citizens BancShares, Inc., Class A	252,060
9,350	First Hawaiian, Inc.	232,721
16,512	First Horizon National Corp.	221,426
2,420	First Republic Bank	234,788
7,820	Franklin Resources, Inc.	248,832
1,293	Goldman Sachs Group, Inc. (The)	235,960
2,083	Hanover Insurance Group, Inc. (The)	254,459
5,067	Hartford Financial Services Group, Inc. (The)	266,828
17,834	Huntington Bancshares, Inc.	225,600
4,568	Interactive Brokers Group, Inc., Class A	232,054
3,298	Intercontinental Exchange, Inc.	271,129
13,102	Invesco Ltd.(d)	256,013
12,975	Jefferies Financial Group, Inc.	229,268
2,392	JPMorgan Chase & Co.	253,456
14,620	KeyCorp	233,481
6,949	Lazard Ltd., Class A	216,531
8,850	Legg Mason, Inc.	315,237
4,023	Lincoln National Corp.	239,167
5,237	Loews Corp.	268,972
3,313	LPL Financial Holdings, Inc.	265,769
1,451	M&T Bank Corp.	231,580
271	Markel Corp.(b)	286,954
1,081	MarketAxess Holdings, Inc.	321,943
2,740	Marsh & McLennan Cos., Inc.	261,944
4,809	Mercury General Corp.	277,239
5,541	MetLife, Inc.	256,050
33,709	MFA Financial, Inc.	237,311
1,439	Moody’s Corp.	263,164
5,952	Morgan Stanley	242,187
2,037	Morningstar, Inc.	285,261
1,355	MSCI, Inc.	298,114
2,842	Nasdaq, Inc.	257,599
21,197	Navient Corp.	276,409
14,887	New Residential Investment Corp.	227,027
20,037	New York Community Bancorp, Inc.	198,967
2,736	Northern Trust Corp.	233,983
11,926	Old Republic International Corp.	262,968
7,547	OneMain Holdings, Inc.	225,429
6,248	PacWest Bancorp	227,052
14,276	People’s United Financial, Inc.	219,422
4,303	Pinnacle Financial Partners, Inc.	227,844
1,912	PNC Financial Services Group, Inc. (The)	243,321
4,647	Popular, Inc.	242,620
4,901	Principal Financial Group, Inc.	252,745
3,411	Progressive Corp. (The)	270,424
3,406	Prosperity Bancshares, Inc.	220,743
2,578	Prudential Financial, Inc.	238,156
3,063	Raymond James Financial, Inc.	252,943
15,869	Regions Financial Corp.	219,468
1,710	Reinsurance Group of America, Inc.	253,183

Schedule of Investments(a)

1,729	RenaissanceRe Holdings Ltd. (Bermuda)	$301,607
1,273	S&P Global, Inc.	272,269
11,950	Santander Consumer USA Holdings, Inc.	267,560
4,897	SEI Investments Co.	246,074
1,827	Signature Bank	209,283
23,112	SLM Corp.	219,795
10,982	Starwood Property Trust, Inc.	242,153
3,570	State Street Corp.	197,242
12,731	Sterling Bancorp	245,836
3,864	SunTrust Banks, Inc.	231,879
1,029	SVB Financial Group(b)	207,241
7,766	Synchrony Financial	261,171
6,442	Synovus Financial Corp.	205,886
2,530	T. Rowe Price Group, Inc.	255,884
11,361	TCF Financial Corp.	216,541
4,499	TD Ameritrade Holding Corp.	223,825
4,162	Texas Capital Bancshares, Inc.(b)	238,483
14,723	TFS Financial Corp.	252,794
3,039	Torchmark Corp.	259,865
1,845	Travelers Cos., Inc. (The)	268,577
17,630	Two Harbors Investment Corp.	215,439
13,924	Umpqua Holdings Corp.	222,366
6,768	Unum Group	213,124
4,846	US Bancorp	243,269
9,669	Virtu Financial, Inc., Class A	222,580
4,976	Voya Financial, Inc.	253,428
4,401	W.R. Berkley Corp.	273,742
4,457	Webster Financial Corp.	197,356
4,927	Wells Fargo & Co.	218,611
5,586	Western Alliance Bancorp(b)	229,864
276	White Mountains Insurance Group Ltd.	270,370
1,433	Willis Towers Watson PLC	251,491
3,471	Wintrust Financial Corp.	235,126
5,009	Zions Bancorp NA	215,738

		35,217,883

	Health Care - 11.7%
8,179	Abbott Laboratories	622,667
8,054	AbbVie, Inc.	617,822
2,005	ABIOMED, Inc.(b)	525,150
22,049	Acadia Healthcare Co., Inc.(b)	710,419
8,012	Agilent Technologies, Inc.	537,205
9,963	Agios Pharmaceuticals, Inc.(b)	459,992
4,914	Alexion Pharmaceuticals, Inc.(b)	558,624
2,743	Align Technology, Inc.(b)	779,972
19,243	Alkermes PLC(b)	414,494
4,545	Allergan PLC	554,081
7,524	Alnylam Pharmaceuticals, Inc.(b)	508,020
8,221	AmerisourceBergen Corp.	640,087
3,477	Amgen, Inc.	579,616
2,152	Anthem, Inc.	598,213
8,428	Baxter International, Inc.	618,952
2,537	Becton, Dickinson and Co.	592,237
2,016	Biogen, Inc.(b)	442,089
6,859	BioMarin Pharmaceutical, Inc.(b)	564,084
2,085	Bio-Rad Laboratories, Inc., Class A(b)	598,249
3,403	Bio-Techne Corp.	673,964
4,512	Bluebird Bio, Inc.(b)	541,079
15,889	Boston Scientific Corp.(b)	610,296
12,178	Bristol-Myers Squibb Co.	552,516
16,678	Bruker Corp.	696,640
9,584	Cantel Medical Corp.	658,804
13,213	Cardinal Health, Inc.	555,871
14,786	Catalent, Inc.(b)	672,763
7,351	Celgene Corp.(b)	689,450
11,114	Centene Corp.(b)	641,833
11,345	Cerner Corp.(b)	793,810

4,551	Charles River Laboratories International, Inc.(b)	$570,923
2,004	Chemed Corp.	657,192
3,848	Cigna Corp.	569,581
2,171	Cooper Cos., Inc. (The)	646,502
15,500	Covetrus, Inc.(b)	382,230
26,026	CVS Health Corp.	1,362,982
5,036	Danaher Corp.	664,802
12,432	DaVita, Inc.(b)	539,797
13,049	DENTSPLY SIRONA, Inc.	702,950
4,370	DexCom, Inc.(b)	530,081
3,786	Edwards Lifesciences Corp.(b)	646,270
21,493	Elanco Animal Health, Inc., Class W(b)	672,301
4,973	Eli Lilly & Co.	576,570
10,649	Encompass Health Corp.	627,439
7,440	Exact Sciences Corp.(b)	771,007
27,195	Exelixis, Inc.(b)	532,750
10,031	Gilead Sciences, Inc.	624,430
4,955	HCA Healthcare, Inc.	599,357
7,184	Henry Schein, Inc.(b)	463,081
6,066	Hill-Rom Holdings, Inc.	583,246
13,435	Hologic, Inc.(b)	591,274
2,365	Humana, Inc.	579,094
2,728	ICU Medical, Inc.(b)	580,518
3,101	IDEXX Laboratories, Inc.(b)	774,537
2,148	Illumina, Inc.(b)	659,243
7,653	Incyte Corp.(b)	601,755
6,750	Insulet Corp.(b)	741,082
11,433	Integra LifeSciences Holdings Corp.(b)	532,778
1,221	Intuitive Surgical, Inc.(b)	567,582
8,980	Ionis Pharmaceuticals, Inc.(b)	589,088
4,568	IQVIA Holdings, Inc.(b)	620,563
4,623	Jazz Pharmaceuticals PLC(b)	580,418
4,557	Johnson & Johnson	597,651
4,301	Laboratory Corp. of America Holdings(b)	699,386
4,864	Masimo Corp.(b)	635,919
5,610	McKesson Corp.	685,205
20,859	MEDNAX, Inc.(b)	514,383
6,933	Medtronic PLC	641,857
7,811	Merck & Co., Inc.	618,709
705	Mettler-Toledo International, Inc.(b)	509,778
30,521	Moderna, Inc.(b)(c)	634,226
4,846	Molina Healthcare, Inc.(b)	689,392
23,430	Mylan N.V.(b)	393,624
17,577	Nektar Therapeutics(b)	550,512
8,156	Neurocrine Biosciences, Inc.(b)	691,466
4,545	Penumbra, Inc.(b)(c)	648,572
6,740	PerkinElmer, Inc.	581,932
13,498	Perrigo Co. PLC	567,186
15,196	Pfizer, Inc.	630,938
6,141	PRA Health Sciences, Inc.(b)	532,609
18,721	Premier, Inc., Class A(b)	687,997
16,176	QIAGEN N.V.(b)	615,982
7,534	Quest Diagnostics, Inc.	722,586
1,585	Regeneron Pharmaceuticals, Inc.(b)	478,226
6,276	ResMed, Inc.	716,217
4,189	Sage Therapeutics, Inc.(b)	719,963
4,679	Sarepta Therapeutics, Inc.(b)	532,704
9,140	Seattle Genetics, Inc.(b)	594,740
5,259	STERIS PLC	703,023
3,458	Stryker Corp.	633,644
2,176	Teleflex, Inc.	627,341
2,502	Thermo Fisher Scientific, Inc.	667,984
5,662	United Therapeutics Corp.(b)	475,438
2,686	UnitedHealth Group, Inc.	649,475
4,871	Universal Health Services, Inc., Class B	582,328

Schedule of Investments(a)

4,708	Varian Medical Systems, Inc.(b)	$594,432
5,549	Veeva Systems, Inc., Class A(b)	856,155
3,523	Vertex Pharmaceuticals, Inc.(b)	585,452
2,037	Waters Corp.(b)	408,846
2,694	WellCare Health Plans, Inc.(b)	744,056
6,116	West Pharmaceutical Services, Inc.	700,894
5,201	Zimmer Biomet Holdings, Inc.	592,550
6,782	Zoetis, Inc.	685,321

		63,549,121

	Industrials - 12.8%
2,420	3M Co.	386,595
9,502	A.O. Smith Corp.	384,831
6,994	Acuity Brands, Inc.	864,948
63,483	ADT, Inc.(c)	371,376
15,951	AECOM(b)	508,837
7,289	AGCO Corp.	485,156
13,792	Air Lease Corp.	496,512
8,586	Alaska Air Group, Inc.	499,705
5,445	Allegion PLC	528,437
10,373	Allison Transmission Holdings, Inc.	429,338
1,182	AMERCO	435,236
14,928	American Airlines Group, Inc.	406,489
6,085	AMETEK, Inc.	498,301
26,263	Arconic, Inc.	575,160
33,164	Arcosa, Inc.	1,123,928
12,376	Armstrong World Industries, Inc.	1,097,751
1,188	Boeing Co. (The)	405,833
9,789	BWX Technologies, Inc.	455,580
5,530	C.H. Robinson Worldwide, Inc.	440,354
3,941	Carlisle Cos., Inc.	525,375
3,611	Caterpillar, Inc.	432,634
2,394	Cintas Corp.	531,061
7,028	Clean Harbors, Inc.(b)	450,635
18,532	Colfax Corp.(b)	465,153
5,786	Copa Holdings S.A., Class A (Panama)	518,483
8,241	Copart, Inc.(b)	589,067
1,055	CoStar Group, Inc.(b)	537,670
5,775	Crane Co.	441,556
6,691	CSX Corp.	498,279
3,131	Cummins, Inc.	472,030
4,169	Curtiss-Wright Corp.	464,802
3,070	Deere & Co.	430,322
9,682	Delta Air Lines, Inc.	498,623
9,887	Donaldson Co., Inc.	469,138
5,333	Dover Corp.	476,824
6,022	Eaton Corp. PLC	448,579
7,141	Emerson Electric Co.	430,174
2,228	Equifax, Inc.	269,365
6,457	Expeditors International of Washington, Inc.	449,343
29,504	Fastenal Co.	902,527
2,793	FedEx Corp.	430,904
11,200	Flowserve Corp.	520,240
13,213	Fluor Corp.	366,264
5,952	Fortive Corp.	453,245
8,960	Fortune Brands Home & Security, Inc.	430,618
18,443	Gardner Denver Holdings, Inc.(b)	626,509
31,384	Gates Industrial Corp. PLC(b)	354,012
2,884	General Dynamics Corp.	463,805
50,945	General Electric Co.	480,921
5,959	Genesee & Wyoming, Inc., Class A(b)	567,416
10,183	Graco, Inc.	480,841
73,404	GrafTech International Ltd.(c)	727,434
3,120	Harris Corp.	584,033
11,223	HD Supply Holdings, Inc.(b)	465,642
5,311	HEICO Corp.	645,764

12,844	Hexcel Corp.	$934,915
3,162	Honeywell International, Inc.	519,548
4,004	Hubbell, Inc.	458,618
2,404	Huntington Ingalls Industries, Inc.	493,108
3,478	IDEX Corp.	531,125
9,484	IHS Markit Ltd.(b)	544,287
3,440	Illinois Tool Works, Inc.	480,362
8,710	Ingersoll-Rand PLC	1,030,741
8,471	ITT, Inc.	488,099
4,704	J.B. Hunt Transport Services, Inc.	400,499
6,684	Jacobs Engineering Group, Inc.	503,238
29,733	JetBlue Airways Corp.(b)	512,300
13,488	Johnson Controls International PLC	519,558
4,288	Kansas City Southern	485,745
8,534	KAR Auction Services, Inc.	479,781
6,713	Kirby Corp.(b)	519,452
14,616	Knight-Swift Transportation Holdings, Inc.	403,986
2,346	L3 Technologies, Inc.	567,873
4,566	Landstar System, Inc.	439,477
3,792	Lennox International, Inc.	1,001,505
5,646	Lincoln Electric Holdings, Inc.	428,757
1,657	Lockheed Martin Corp.	560,961
12,283	Macquarie Infrastructure Corp.	489,723
5,943	ManpowerGroup, Inc.	508,245
23,270	Masco Corp.	812,588
3,891	Middleby Corp. (The)(b)	507,659
5,753	MSC Industrial Direct Co., Inc., Class A	406,507
15,843	Nielsen Holdings PLC	360,111
3,601	Nordson Corp.	452,358
2,717	Norfolk Southern Corp.	530,195
1,746	Northrop Grumman Corp.	529,474
17,829	nVent Electric PLC	411,137
3,438	Old Dominion Freight Line, Inc.	455,329
6,157	Oshkosh Corp.	438,317
19,228	Owens Corning	931,981
7,157	PACCAR, Inc.	471,074
2,827	Parker-Hannifin Corp.	430,609
11,555	Pentair PLC	402,345
13,766	Quanta Services, Inc.	478,506
2,698	Raytheon Co.	470,801
6,014	Regal Beloit Corp.	437,218
6,114	Republic Services, Inc.	517,183
25,406	Resideo Technologies, Inc.(b)	499,990
7,369	Robert Half International, Inc.	395,421
2,758	Rockwell Automation, Inc.	410,528
12,042	Rollins, Inc.	452,418
1,563	Roper Technologies, Inc.	537,547
8,037	Ryder System, Inc.	405,869
22,937	Schneider National, Inc., Class B	385,342
9,854	Sensata Technologies Holding PLC(b)	420,667
3,124	Snap-on, Inc.	487,094
9,185	Southwest Airlines Co.	437,206
5,001	Spirit AeroSystems Holdings, Inc., Class A	405,281
3,647	Stanley Black & Decker, Inc.	463,971
10,130	Stericycle, Inc.(b)	469,829
2,094	Teledyne Technologies, Inc.(b)	493,765
14,172	Terex Corp.	379,384
9,262	Textron, Inc.	419,569
21,232	Timken Co. (The)	934,420
7,138	Toro Co. (The)	465,112
1,168	TransDigm Group, Inc.(b)	515,030
3,842	TransUnion	251,805
21,475	Trinity Industries, Inc.	414,038
2,904	Union Pacific Corp.	484,329
5,800	United Continental Holdings, Inc.(b)	450,370
4,521	United Parcel Service, Inc., Class B	420,091

Schedule of Investments(a)

3,818	United Rentals, Inc.(b)	$420,362
3,872	United Technologies Corp.	489,034
39,726	Univar, Inc.(b)	794,917
6,695	Valmont Industries, Inc.	757,271
3,818	Verisk Analytics, Inc.	534,520
1,642	W.W. Grainger, Inc.	429,695
2,961	WABCO Holdings, Inc.(b)	387,625
6,933	Wabtec Corp.	432,481
4,849	Waste Management, Inc.	530,238
6,610	Watsco, Inc.	1,040,348
31,156	Welbilt, Inc.(b)	480,737
9,188	WESCO International, Inc.(b)	430,274
10,140	XPO Logistics, Inc.(b)(c)	528,193
6,388	Xylem, Inc.	474,117

		69,367,838

	Information Technology - 12.5%
6,089	2U, Inc.(b)	231,321
3,086	Accenture PLC, Class A	549,524
1,988	Adobe, Inc.(b)	538,549
22,682	Advanced Micro Devices, Inc.(b)	621,714
7,104	Akamai Technologies, Inc.(b)	535,357
1,466	Alliance Data Systems Corp.	201,575
9,235	Amdocs Ltd.	548,744
5,355	Amphenol Corp., Class A	465,885
4,717	Analog Devices, Inc.	455,757
2,807	ANSYS, Inc.(b)	503,856
2,892	Apple, Inc.	506,302
13,353	Applied Materials, Inc.	516,628
1,806	Arista Networks, Inc.(b)	441,730
6,455	Arrow Electronics, Inc.(b)	404,470
5,080	Aspen Technology, Inc.(b)	577,139
4,832	Atlassian Corp. PLC, Class A(b)	608,252
3,264	Autodesk, Inc.(b)	525,210
3,198	Automatic Data Processing, Inc.	512,064
11,931	Avnet, Inc.	487,262
9,661	Black Knight, Inc.(b)	547,682
9,131	Booz Allen Hamilton Holding Corp.	576,805
1,949	Broadcom, Inc.	490,446
2,479	Broadridge Financial Solutions, Inc.	309,553
8,519	Cadence Design Systems, Inc.(b)	541,553
8,706	CDK Global, Inc.	421,370
5,436	CDW Corp.	535,120
10,359	Ceridian HCM Holding, Inc.(b)	509,456
9,791	Cisco Systems, Inc.	509,426
4,884	Citrix Systems, Inc.	459,682
9,609	Cognex Corp.	390,125
6,952	Cognizant Technology Solutions Corp., Class A	430,537
3,843	Coherent, Inc.(b)	422,845
22,657	CommScope Holding Co., Inc.(b)	365,911
34,662	Conduent, Inc.(b)	308,492
6,658	CoreLogic, Inc.(b)	260,927
14,767	Corning, Inc.	425,880
33,908	Cypress Semiconductor Corp.	604,241
9,450	Dell Technologies, Inc., Class C(b)	562,747
8,997	DocuSign, Inc.(b)	504,372
7,850	Dolby Laboratories, Inc., Class A	486,464
7,782	DXC Technology Co.	369,956
13,377	EchoStar Corp., Class A(b)	572,268
5,918	Elastic N.V.(b)	485,572
3,150	EPAM Systems, Inc.(b)	543,658
1,788	Euronet Worldwide, Inc.(b)	277,212
3,157	F5 Networks, Inc.(b)	416,977
1,003	Fair Isaac Corp.(b)	296,788
2,342	Fidelity National Information Services, Inc.	281,743
31,009	FireEye, Inc.(b)	452,421

9,643	First Data Corp., Class A(b)	$245,125
21,865	First Solar, Inc.(b)	1,269,045
2,869	Fiserv, Inc.(b)	246,332
1,073	FleetCor Technologies, Inc.(b)	277,059
9,609	FLIR Systems, Inc.	464,403
6,064	Fortinet, Inc.(b)	439,519
3,536	Gartner, Inc.(b)	534,997
14,484	Genpact Ltd.	523,597
1,864	Global Payments, Inc.	287,131
6,818	GoDaddy, Inc., Class A(b)	507,259
5,571	Guidewire Software, Inc.(b)	559,997
31,950	Hewlett Packard Enterprise Co.	438,354
26,606	HP, Inc.	497,000
9,529	Intel Corp.	419,657
3,847	International Business Machines Corp.	488,531
2,055	Intuit, Inc.	503,167
3,411	IPG Photonics Corp.(b)	426,955
18,421	Jabil, Inc.	452,972
1,850	Jack Henry & Associates, Inc.	242,757
19,332	Juniper Networks, Inc.	475,761
5,687	Keysight Technologies, Inc.(b)	427,264
4,350	KLA-Tencor Corp.	448,355
3,096	Lam Research Corp.	540,593
8,044	Leidos Holdings, Inc.	605,955
2,535	Littelfuse, Inc.	413,737
6,238	LogMeIn, Inc.	448,076
9,322	Manhattan Associates, Inc.(b)	610,311
26,142	Marvell Technology Group Ltd.	582,967
1,093	Mastercard, Inc., Class A	274,879
9,564	Maxim Integrated Products, Inc.	502,971
5,946	Microchip Technology, Inc.	475,858
13,218	Micron Technology, Inc.(b)	431,039
4,549	Microsoft Corp.	562,620
6,354	MKS Instruments, Inc.	454,057
3,762	Monolithic Power Systems, Inc.	438,085
3,583	Motorola Solutions, Inc.	537,271
10,678	National Instruments Corp.	412,064
18,680	NCR Corp.(b)	571,608
7,876	NetApp, Inc.	466,259
30,466	Nuance Communications, Inc.(b)	523,101
14,367	Nutanix, Inc., Class A(b)	403,282
3,457	NVIDIA Corp.	468,285
5,322	NXP Semiconductors N.V. (Netherlands)	469,188
6,143	Okta, Inc.(b)	695,510
23,465	ON Semiconductor Corp.(b)	416,738
9,532	Oracle Corp.	482,319
2,134	Palo Alto Networks, Inc.(b)	427,099
6,326	Paychex, Inc.	542,708
2,841	Paycom Software, Inc.(b)	602,576
2,531	PayPal Holdings, Inc.(b)	277,777
7,789	Pegasystems, Inc.	561,898
17,311	Pluralsight, Inc., Class A(b)	551,528
4,581	Proofpoint, Inc.(b)	514,721
5,601	PTC, Inc.(b)	470,820
25,547	Pure Storage, Inc., Class A(b)	405,175
7,347	Qorvo, Inc.(b)	449,489
9,260	QUALCOMM, Inc.	618,753
8,524	RealPage, Inc.(b)	497,120
2,787	Red Hat, Inc.(b)	513,644
4,936	RingCentral, Inc., Class A(b)	591,580
23,626	Sabre Corp.	479,135
3,214	salesforce.com, Inc.(b)	486,632
2,143	ServiceNow, Inc.(b)	561,316
6,313	Skyworks Solutions, Inc.	420,635
27,982	Solarwinds Corp.(b)	489,685
4,220	Splunk, Inc.(b)	481,038

Schedule of Investments(a)

3,280	Square, Inc., Class A(b)	$203,196
8,205	SS&C Technologies Holdings, Inc.	456,608
61,676	Switch, Inc., Class A(c)	762,932
22,905	Symantec Corp.	429,011
4,869	Synopsys, Inc.(b)	566,946
4,026	Tableau Software, Inc., Class A(b)	452,804
10,549	Teradata Corp.(b)	362,253
12,864	Teradyne, Inc.	542,089
4,745	Texas Instruments, Inc.	494,951
2,604	Total System Services, Inc.	321,672
12,520	Trimble, Inc.(b)	499,548
4,322	Twilio, Inc., Class A(b)	570,461
2,501	Tyler Technologies, Inc.(b)	533,588
3,581	Ubiquiti Networks, Inc.	430,830
3,409	Universal Display Corp.	500,884
2,824	VeriSign, Inc.(b)	550,624
18,680	Versum Materials, Inc.	959,218
1,683	Visa, Inc., Class A	271,518
3,065	VMware, Inc., Class A	542,444
10,654	Western Digital Corp.	396,542
13,806	Western Union Co. (The)	267,836
1,413	WEX, Inc.(b)	266,972
2,769	Workday, Inc., Class A(b)	565,208
2,550	Worldpay, Inc., Class A(b)	310,182
15,920	Xerox Corp.	487,311
4,189	Xilinx, Inc.	428,577
2,399	Zebra Technologies Corp., Class A(b)	411,285
6,620	Zendesk, Inc.(b)	557,735

		67,640,132

	Materials - 8.6%
5,152	Air Products & Chemicals, Inc.	1,048,896
10,695	Albemarle Corp.	676,994
33,145	Alcoa Corp.(b)	702,343
9,094	AptarGroup, Inc.	1,030,077
69,663	Ardagh Group S.A.	996,878
11,659	Ashland Global Holdings, Inc.	872,909
4,489	Avery Dennison Corp.	467,125
35,029	Axalta Coating Systems Ltd.(b)	823,532
16,582	Ball Corp.	1,017,969
17,645	Bemis Co., Inc.	1,029,586
17,911	Berry Global Group, Inc.(b)	842,175
19,712	Cabot Corp.	787,297
8,909	Celanese Corp.	845,731
22,527	CF Industries Holdings, Inc.	906,486
23,730	Chemours Co. (The)	500,466
16,746	Crown Holdings, Inc.(b)	928,231
18,099	Domtar Corp.	761,063
5,542	Dow, Inc.	259,144
16,623	DowDuPont, Inc.(b)	507,334
11,737	Eagle Materials, Inc.	1,010,086
11,336	Eastman Chemical Co.	735,933
5,337	Ecolab, Inc.	982,488
82,392	Element Solutions, Inc.(b)	779,428
11,650	FMC Corp.	855,693
73,612	Freeport-McMoRan, Inc.	714,773
73,921	Graphic Packaging Holding Co.	960,973
38,246	Huntsman Corp.	664,333
7,304	International Flavors & Fragrances, Inc.(c)	989,108
19,769	International Paper Co.	819,820
5,529	Linde PLC (United Kingdom)	998,261
10,642	LyondellBasell Industries N.V., Class A	790,169
4,601	Martin Marietta Materials, Inc.	968,511
32,473	Mosaic Co. (The)	697,195
2,051	NewMarket Corp.	793,737
27,273	Newmont Goldcorp Corp.	902,464
15,333	Nucor Corp.	735,984

37,282	Olin Corp.	$731,100
46,313	Owens-Illinois, Inc.	741,008
9,267	Packaging Corp. of America	825,504
8,438	PPG Industries, Inc.	883,037
10,340	Reliance Steel & Aluminum Co.	861,012
10,363	Royal Gold, Inc.	911,840
15,919	RPM International, Inc.	851,985
11,185	Scotts Miracle-Gro Co. (The)	1,001,393
20,390	Sealed Air Corp.	854,341
2,232	Sherwin-Williams Co. (The)	936,212
31,879	Silgan Holdings, Inc.	924,172
15,588	Sonoco Products Co.	963,806
25,358	Southern Copper Corp. (Peru)	855,325
25,147	Steel Dynamics, Inc.	632,447
45,307	United States Steel Corp.	535,529
58,274	Valvoline, Inc.	1,016,881
8,112	Vulcan Materials Co.	1,013,270
11,755	W.R. Grace & Co.	828,492
13,141	Westlake Chemical Corp.	752,848
24,196	WestRock Co.	788,790

		46,312,184

	Real Estate - 3.9%
1,786	Alexandria Real Estate Equities, Inc.	261,488
5,351	American Campus Communities, Inc.	247,858
11,091	American Homes 4 Rent, Class A	270,731
1,357	American Tower Corp.	283,301
5,081	Apartment Investment & Management Co., Class A	253,796
14,986	Apple Hospitality REIT, Inc.	231,384
1,278	AvalonBay Communities, Inc.	259,447
1,833	Boston Properties, Inc.	239,811
15,784	Brandywine Realty Trust	238,496
14,255	Brixmor Property Group, Inc.	244,473
12,498	Brookfield Property REIT, Inc., Class A	230,463
2,481	Camden Property Trust	256,436
4,913	CBRE Group, Inc., Class A(b)	224,524
46,956	Colony Capital, Inc.	243,702
11,103	Columbia Property Trust, Inc.	237,382
2,432	CoreSite Realty Corp.	283,863
9,344	Corporate Office Properties Trust	260,137
2,042	Crown Castle International Corp.	265,480
8,059	CubeSmart	271,750
4,846	CyrusOne, Inc.	286,108
2,163	Digital Realty Trust, Inc.	254,628
6,266	Douglas Emmett, Inc.	252,457
8,231	Duke Realty Corp.	247,671
15,272	Empire State Realty Trust, Inc., Class A	234,578
3,294	EPR Properties	257,261
595	Equinix, Inc.	289,045
7,447	Equity Commonwealth	242,549
2,178	Equity LifeStyle Properties, Inc.	264,975
3,306	Equity Residential	253,140
926	Essex Property Trust, Inc.	270,151
2,515	Extra Space Storage, Inc.	269,507
1,834	Federal Realty Investment Trust	239,759
6,849	Gaming and Leisure Properties, Inc.	270,467
8,059	HCP, Inc.	255,551
8,729	Healthcare Trust of America, Inc., Class A	251,308
5,457	Highwoods Properties, Inc.	239,344
9,273	Hospitality Properties Trust	230,620
12,638	Host Hotels & Resorts, Inc.	228,874
2,230	Howard Hughes Corp. (The)(b)	229,333
7,389	Hudson Pacific Properties, Inc.	246,867
10,500	Invitation Homes, Inc.	269,115
7,023	Iron Mountain, Inc.	215,255
6,049	JBG SMITH Properties	238,875

Schedule of Investments(a)

1,517	Jones Lang LaSalle, Inc.	$188,791
3,290	Kilroy Realty Corp.	242,506
14,077	Kimco Realty Corp.	244,940
3,144	Lamar Advertising Co., Class A	245,892
5,088	Liberty Property Trust	241,527
2,545	Life Storage, Inc.	245,033
5,733	Macerich Co. (The)	208,280
13,468	Medical Properties Trust, Inc.	239,461
2,354	Mid-America Apartment Communities, Inc.	268,780
4,689	National Retail Properties, Inc.	251,002
6,781	Omega Healthcare Investors, Inc.	241,539
10,970	Outfront Media, Inc.	270,411
17,210	Paramount Group, Inc.	245,243
7,871	Park Hotels & Resorts, Inc.	217,397
3,521	Prologis, Inc.	259,392
1,128	Public Storage	268,329
8,469	Rayonier, Inc.	238,402
19,736	Realogy Holdings Corp.(c)	139,928
3,523	Realty Income Corp.	246,892
3,832	Regency Centers Corp.	252,759
20,244	Retail Properties of America, Inc., Class A	240,701
7,850	Retail Value, Inc.	250,572
1,347	SBA Communications Corp.(b)	291,504
20,573	Senior Housing Properties Trust	162,115
1,398	Simon Property Group, Inc.	226,602
18,981	SITE Centers Corp.	242,387
2,723	SL Green Realty Corp.	234,178
6,484	Spirit Realty Capital, Inc.	276,607
7,532	STORE Capital Corp.	257,745
2,115	Sun Communities, Inc.	267,061
4,707	Taubman Centers, Inc.	208,803
5,447	UDR, Inc.	243,917
29,416	Uniti Group, Inc.	282,688
3,944	Ventas, Inc.	253,599
30,512	VEREIT, Inc.	270,947
11,677	VICI Properties, Inc.	258,996
3,605	Vornado Realty Trust	238,759
8,955	Weingarten Realty Investors	252,531
3,244	Welltower, Inc.	263,478
10,020	Weyerhaeuser Co.	228,456
3,267	WP Carey, Inc.	271,194

		20,821,304

	Utilities - 9.5%
79,278	AES Corp.	1,252,592
30,021	Alliant Energy Corp.	1,424,797
19,548	Ameren Corp.	1,433,650
17,075	American Electric Power Co., Inc.	1,470,499
13,696	American Water Works Co., Inc.	1,547,922
39,324	Aqua America, Inc.	1,554,871
14,072	Atmos Energy Corp.	1,432,530
28,907	Avangrid, Inc.	1,447,084
46,596	CenterPoint Energy, Inc.	1,325,190
25,659	CMS Energy Corp.	1,439,726
16,693	Consolidated Edison, Inc.	1,440,606
17,999	Dominion Energy, Inc.	1,353,165
11,203	DTE Energy Co.	1,405,640
15,547	Duke Energy Corp.	1,330,979
22,388	Edison International	1,329,176
15,195	Entergy Corp.	1,474,979
25,260	Evergy, Inc.	1,468,616
19,748	Eversource Energy	1,458,192
28,222	Exelon Corp.	1,356,914
34,309	FirstEnergy Corp.	1,414,903
35,739	Hawaiian Electric Industries, Inc.	1,484,598
53,164	MDU Resources Group, Inc.	1,312,088
23,189	National Fuel Gas Co.	1,236,206

7,311	NextEra Energy, Inc.	$1,449,113
51,344	NiSource, Inc.	1,429,930
33,214	NRG Energy, Inc.	1,130,605
33,266	OGE Energy Corp.	1,382,535
72,940	PG&E Corp.(b)	1,247,274
14,780	Pinnacle West Capital Corp.	1,387,990
42,719	PPL Corp.	1,271,317
23,234	Public Service Enterprise Group, Inc.	1,365,230
11,264	Sempra Energy	1,480,653
27,142	Southern Co. (The)	1,452,097
25,674	UGI Corp.	1,325,035
55,816	Vistra Energy Corp.	1,315,025
18,116	WEC Energy Group, Inc.	1,459,244
24,682	Xcel Energy, Inc.	1,415,266

		51,506,237

	Total Common Stocks & Other Equity Interests (Cost $566,416,650)	540,388,236

	Money Market Funds - 0.0%
263,777	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $263,777)	263,777

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $566,680,427)-99.8%	540,652,013

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.7%
6,694,012	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(e)(f)	6,694,012
2,231,450	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	2,232,120

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,926,132)	8,926,132

	Total Investments in Securities (Cost $575,606,559)-101.5%	549,578,145
	Other assets less liabilities-(1.5)%	(8,040,847)

	Net Assets-100.0%	$541,537,298

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.	$176,581	$190,715	$(74,217)	$(35,946)	$(1,120)	$256,013	$10,070

Schedule of Investments(a)

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Communication Services - 6.6%
4,575	AMC Networks, Inc., Class A(b)	$241,423
8,778	AT&T, Inc.	268,431
305	Cable One, Inc.	340,700
4,965	CBS Corp., Class B	239,710
14,331	CenturyLink, Inc.	149,759
830	Charter Communications, Inc., Class A(b)	312,744
7,235	Cinemark Holdings, Inc.	274,858
7,127	Comcast Corp., Class A	292,207
1,937	Facebook, Inc., Class A(b)	343,759
1,225	Fox Corp., Class A	43,157
593	Fox Corp., Class B	20,583
11,457	Interpublic Group of Cos., Inc. (The)	243,118
4,866	John Wiley & Sons, Inc., Class A	203,301
620	Liberty Broadband Corp., Class A(b)	60,462
2,554	Liberty Broadband Corp., Class C(b)	250,675
1,004	Madison Square Garden Co. (The), Class A(b)	297,023
7,125	Match Group, Inc.	489,131
3,508	Omnicom Group, Inc.	271,379
43,988	Sirius XM Holdings, Inc.	233,576
43,665	Sprint Corp.(b)	299,979
7,673	Telephone & Data Systems, Inc.	221,059
4,058	T-Mobile US, Inc.(b)	298,019
6,768	Tribune Media Co., Class A	313,358
4,210	TripAdvisor, Inc.(b)	177,957
8,722	Twitter, Inc.(b)	317,830
4,823	United States Cellular Corp.(b)	210,042
4,468	Verizon Communications, Inc.	242,836
237	Viacom, Inc., Class A	8,110
8,467	Viacom, Inc., Class B	245,797
3,266	Walt Disney Co. (The)	431,243
10,443	Zayo Group Holdings, Inc.(b)	341,486
78,333	Zynga, Inc., Class A(b)	492,715

		8,176,427

	Consumer Discretionary - 11.2%
4,287	Best Buy Co., Inc.	268,666
143	Booking Holdings, Inc.(b)	236,839
2,252	Bright Horizons Family Solutions, Inc.(b)	308,659
1,642	Burlington Stores, Inc.(b)	257,104
2,989	Carter’s, Inc.	251,405
591	Chipotle Mexican Grill, Inc.(b)	390,042
3,025	Columbia Sportswear Co.	283,685
2,489	Darden Restaurants, Inc.	289,520
7,637	Dick’s Sporting Goods, Inc.	263,553
2,477	Dollar General Corp.	315,273
3,138	Dollar Tree, Inc.(b)	318,789
986	Domino’s Pizza, Inc.	275,587
3,753	Dunkin’ Brands Group, Inc.	278,548
2,252	Expedia Group, Inc.	258,980
8,281	Floor & Decor Holdings, Inc., Class A(b)	294,141
28,635	Ford Motor Co.	272,605
10,015	Gap, Inc. (The)	187,080
7,243	General Motors Co.	241,482

11,967	Gentex Corp.	$255,615
427	Graham Holdings Co., Class B	290,591
2,200	Grand Canyon Education, Inc.(b)	263,692
9,974	H&R Block, Inc.	261,817
17,308	Hanesbrands, Inc.	257,024
15,645	International Game Technology PLC(c)	203,385
4,074	Kohl’s Corp.	200,930
8,129	L Brands, Inc.	182,577
2,015	Lear Corp.	239,845
6,137	Lennar Corp., Class A	304,763
333	Lennar Corp., Class B	13,157
2,064	Lululemon Athletica, Inc.(b)	341,778
7,873	Macy’s, Inc.	161,948
1,432	McDonald’s Corp.	283,923
10,169	MGM Resorts International	252,395
5,096	Nordstrom, Inc.	159,505
119	NVR, Inc.(b)	380,987
2,865	Polaris Industries, Inc.	228,856
10,306	PulteGroup, Inc.	319,486
12,127	Qurate Retail, Inc.(b)	151,951
3,123	Ross Stores, Inc.	290,408
6,265	ServiceMaster Global Holdings, Inc.(b)	338,310
10,213	Skechers U.S.A., Inc., Class A(b)	285,249
4,117	Starbucks Corp.	313,139
6,919	Tapestry, Inc.	197,607
5,614	TJX Cos., Inc. (The)	282,328
8,272	Toll Brothers, Inc.	287,617
910	Ulta Beauty, Inc.(b)	303,376
7,071	Urban Outfitters, Inc.(b)	158,885
972	Vail Resorts, Inc.	209,087
15,323	Wendy’s Co. (The)	281,790
4,761	Williams-Sonoma, Inc.(c)	278,519
2,491	Wynn Resorts Ltd.	267,359
7,627	Yum China Holdings, Inc. (China)	305,156
3,012	Yum! Brands, Inc.	308,278

		13,853,291

	Consumer Staples - 8.5%
4,916	Altria Group, Inc.	241,179
5,852	Archer-Daniels-Midland Co.	224,249
859	Brown-Forman Corp., Class A	42,271
4,772	Brown-Forman Corp., Class B	238,505
7,096	Campbell Soup Co.	257,656
2,098	Casey’s General Stores, Inc.	270,810
4,131	Church & Dwight Co., Inc.	307,388
1,645	Clorox Co. (The)	244,792
5,342	Coca-Cola Co. (The)	262,452
4,306	Colgate-Palmolive Co.	299,784
8,335	Conagra Brands, Inc.	223,128
1,383	Constellation Brands, Inc., Class A	244,030
1,208	Costco Wholesale Corp.	289,413
6,090	Energizer Holdings, Inc.(c)	249,203
1,936	Estee Lauder Cos., Inc. (The), Class A	311,754
13,815	Flowers Foods, Inc.	309,042
6,501	General Mills, Inc.	321,409
4,780	Herbalife Nutrition Ltd.(b)	199,708
2,517	Hershey Co. (The)	332,143
5,975	Hormel Foods Corp.	235,953
2,568	Ingredion, Inc.	195,579
2,647	JM Smucker Co. (The)	321,769
4,231	Kellogg Co.	222,381
2,386	Kimberly-Clark Corp.	305,146
5,254	Kraft Heinz Co. (The)	145,273
3,516	Lamb Weston Holdings, Inc.	208,323
1,823	McCormick & Co., Inc.	284,461
4,227	Molson Coors Brewing Co., Class B	232,400
6,114	Mondelez International, Inc., Class A	310,897

Schedule of Investments(a)

2,252	PepsiCo, Inc.	$288,256
3,121	Philip Morris International, Inc.	240,723
13,843	Pilgrim’s Pride Corp.(b)	353,966
2,835	Post Holdings, Inc.(b)	297,958
2,911	Procter & Gamble Co. (The)	299,571
73	Seaboard Corp.	299,300
4,074	Sysco Corp.	280,373
4,660	Tyson Foods, Inc., Class A	353,647
8,264	US Foods Holding Corp.(b)	285,604
3,180	Walgreens Boots Alliance, Inc.	156,901
2,805	Walmart, Inc.	284,539

		10,471,936

	Energy - 3.0%
20,509	Antero Resources Corp.(b)	134,744
11,023	Cabot Oil & Gas Corp.	275,795
2,318	Chevron Corp.	263,904
3,282	Cimarex Energy Co.	187,698
19,462	CNX Resources Corp.(b)	150,247
2,071	Concho Resources, Inc.	202,979
4,151	ConocoPhillips	244,743
2,489	Diamondback Energy, Inc.	244,071
3,497	Exxon Mobil Corp.	247,483
4,310	HollyFrontier Corp.	163,694
16,060	Kinder Morgan, Inc.	320,397
4,466	ONEOK, Inc.	284,127
13,792	Parsley Energy, Inc., Class A(b)	245,911
2,936	Phillips 66	237,229
18,512	Range Resources Corp.	144,764
20,587	RPC, Inc.(c)	153,167
6,135	Targa Resources Corp.	235,952

		3,736,905

	Financials - 20.1%
5,973	Aflac, Inc.	306,415
15,420	AGNC Investment Corp.	252,888
435	Alleghany Corp.	288,535
3,092	Allstate Corp. (The)	295,317
10,304	Ally Financial, Inc.	297,476
2,410	American Express Co.	276,451
2,641	American Financial Group, Inc.	259,346
2,142	American National Insurance Co.	242,839
27,196	Annaly Capital Management, Inc.	239,597
1,666	Aon PLC	299,997
9,540	Arch Capital Group Ltd.(b)	328,462
3,567	Arthur J. Gallagher & Co.	300,341
11,623	Associated Banc-Corp.	230,252
2,830	Assurant, Inc.	282,887
6,788	Assured Guaranty Ltd.	277,426
6,310	Athene Holding Ltd., Class A(b)	256,502
4,983	Axis Capital Holdings Ltd.	296,887
3,446	Bank of Hawaii Corp.	260,724
5,348	Bank of New York Mellon Corp. (The)	228,306
7,974	BankUnited, Inc.	258,996
5,378	BB&T Corp.	251,421
1,274	Berkshire Hathaway, Inc., Class B(b)	251,513
40,546	BGC Partners, Inc., Class A	190,566
9,420	Brown & Brown, Inc.	297,389
2,581	Cboe Global Markets, Inc.	280,142
6,132	Charles Schwab Corp. (The)	255,153
14,230	Chimera Investment Corp.	259,555
3,361	Cincinnati Financial Corp.	330,185
5,935	CIT Group, Inc.	282,150
1,421	CME Group, Inc.	273,003
5,738	CNA Financial Corp.	257,980
4,274	Commerce Bancshares, Inc.	245,028
671	Credit Acceptance Corp.(b)	306,238
2,726	Cullen/Frost Bankers, Inc.	248,802

5,155	E*TRADE Financial Corp.	$230,944
2,005	Erie Indemnity Co., Class A	426,403
1,225	Everest Re Group Ltd.	303,384
21,979	F.N.B. Corp.	241,769
1,180	FactSet Research Systems, Inc.	328,276
9,939	Fifth Third Bancorp	263,383
10,590	First Hawaiian, Inc.	263,585
16,336	First Horizon National Corp.	219,066
2,786	First Republic Bank	270,298
7,949	Franklin Resources, Inc.	252,937
1,450	Goldman Sachs Group, Inc. (The)	264,610
2,386	Hanover Insurance Group, Inc. (The)	291,474
3,405	Intercontinental Exchange, Inc.	279,925
13,660	Invesco Ltd.(d)	266,916
12,320	Jefferies Financial Group, Inc.	217,694
2,489	JPMorgan Chase & Co.	263,734
9,487	Legg Mason, Inc.	337,927
5,683	Loews Corp.	291,879
4,253	LPL Financial Holdings, Inc.	341,176
1,620	M&T Bank Corp.	258,552
235	Markel Corp.(b)	248,834
1,250	MarketAxess Holdings, Inc.	372,275
3,102	Marsh & McLennan Cos., Inc.	296,551
4,758	Mercury General Corp.	274,299
6,150	MetLife, Inc.	284,191
37,698	MFA Financial, Inc.	265,394
6,255	Morgan Stanley	254,516
2,331	Morningstar, Inc.	326,433
2,960	Nasdaq, Inc.	268,294
15,976	New Residential Investment Corp.	243,634
2,726	Northern Trust Corp.	233,128
11,944	Old Republic International Corp.	263,365
4,787	Pinnacle Financial Partners, Inc.	253,472
1,987	PNC Financial Services Group, Inc. (The)	252,866
4,866	Popular, Inc.	254,054
4,153	Progressive Corp. (The)	329,250
1,835	Reinsurance Group of America, Inc.	271,690
2,061	RenaissanceRe Holdings Ltd. (Bermuda)	359,521
1,502	S&P Global, Inc.	321,248
14,124	Santander Consumer USA Holdings, Inc.	316,236
2,234	Signature Bank	255,905
26,760	SLM Corp.	254,488
12,410	Starwood Property Trust, Inc.	273,640
5,104	TD Ameritrade Holding Corp.	253,924
17,049	TFS Financial Corp.	292,731
3,121	Torchmark Corp.	266,877
19,000	Two Harbors Investment Corp.	232,180
13,998	Umpqua Holdings Corp.	223,548
7,638	Unum Group	240,521
4,943	US Bancorp	248,139
10,845	Virtu Financial, Inc., Class A	249,652
5,254	W.R. Berkley Corp.	326,799
4,470	Webster Financial Corp.	197,932
293	White Mountains Insurance Group Ltd.	287,023
1,702	Willis Towers Watson PLC	298,701
3,483	Wintrust Financial Corp.	235,938
5,658	Zions Bancorp NA	243,690

		24,893,640

	Health Care - 7.0%
7,937	Acadia Healthcare Co., Inc.(b)	255,730
2,239	Alexion Pharmaceuticals, Inc.(b)	254,530
3,041	AmerisourceBergen Corp.	236,772
1,304	Amgen, Inc.	217,377
947	Anthem, Inc.	263,247
7,320	Boston Scientific Corp.(b)	281,161

Schedule of Investments(a)

2,027	Charles River Laboratories International, Inc.(b)	$254,287
861	Chemed Corp.	282,356
1,860	Cigna Corp.	275,317
1,215	Covetrus, Inc.(b)	29,962
2,097	DexCom, Inc.(b)	254,366
2,309	Eli Lilly & Co.	267,706
3,026	Henry Schein, Inc.(b)	195,056
830	Humana, Inc.	203,234
1,146	ICU Medical, Inc.(b)	243,869
5,024	Integra LifeSciences Holdings Corp.(b)	234,118
1,778	Jazz Pharmaceuticals PLC(b)	223,228
1,840	Johnson & Johnson	241,316
1,892	Laboratory Corp. of America Holdings(b)	307,658
2,203	McKesson Corp.	269,074
6,689	MEDNAX, Inc.(b)	164,951
3,455	Merck & Co., Inc.	273,671
1,973	Penumbra, Inc.(b)(c)	281,547
4,313	Perrigo Co. PLC	181,232
5,815	Pfizer, Inc.	241,439
7,708	QIAGEN N.V.(b)	293,521
3,087	Quest Diagnostics, Inc.	296,074
2,331	STERIS PLC	311,608
1,567	Stryker Corp.	287,137
2,279	United Therapeutics Corp.(b)	191,368
961	UnitedHealth Group, Inc.	232,370
2,015	Universal Health Services, Inc., Class B	240,893
2,216	Varian Medical Systems, Inc.(b)	279,792
1,383	Waters Corp.(b)	277,582
2,884	Zoetis, Inc.	291,428

		8,634,977

	Industrials - 6.5%
4,594	AGCO Corp.	305,777
3,677	Alaska Air Group, Inc.	214,001
2,998	Allegion PLC	290,956
797	AMERCO	293,471
6,070	BWX Technologies, Inc.	282,498
3,016	C.H. Robinson Worldwide, Inc.	240,164
3,215	Copa Holdings S.A., Class A (Panama)	288,096
5,393	Copart, Inc.(b)	385,492
4,440	Delta Air Lines, Inc.	228,660
11,133	Gardner Denver Holdings, Inc.(b)	378,188
1,295	Huntington Ingalls Industries, Inc.	265,630
5,152	IHS Markit Ltd.(b)	295,673
2,574	J.B. Hunt Transport Services, Inc.	219,150
13,798	JetBlue Airways Corp.(b)	237,740
7,894	Johnson Controls International PLC	304,077
4,708	KAR Auction Services, Inc.	264,684
3,042	MSC Industrial Direct Co., Inc., Class A	214,948
9,915	Nielsen Holdings PLC	225,368
6,495	Pentair PLC	226,156
7,823	Quanta Services, Inc.	271,928
3,486	Republic Services, Inc.	294,881
6,360	Rollins, Inc.	238,945
911	Roper Technologies, Inc.	313,311
4,433	Toro Co. (The)	288,854
1,779	Union Pacific Corp.	296,702
2,793	United Continental Holdings, Inc.(b)	216,876
2,252	Verisk Analytics, Inc.	315,280
2,931	Waste Management, Inc.	320,505
19,894	Welbilt, Inc.(b)	306,964

		8,024,975

	Information Technology - 9.6%
1,699	Accenture PLC, Class A	302,541
3,993	Akamai Technologies, Inc.(b)	300,913
4,150	Amdocs Ltd.	246,593

3,120	Amphenol Corp., Class A	$271,440
2,963	Analog Devices, Inc.	286,285
1,548	Apple, Inc.	271,008
3,571	Arrow Electronics, Inc.(b)	223,759
6,029	Black Knight, Inc.(b)	341,784
5,368	Booz Allen Hamilton Holding Corp.	339,097
1,146	Broadcom, Inc.	288,379
2,622	Broadridge Financial Solutions, Inc.	327,409
5,421	CDK Global, Inc.	262,376
2,963	CDW Corp.	291,678
5,738	Cisco Systems, Inc.	298,548
2,481	Citrix Systems, Inc.	233,512
3,866	Cognizant Technology Solutions Corp., Class A	239,421
1,936	Dell Technologies, Inc., Class C(b)	115,289
3,832	Dolby Laboratories, Inc., Class A	237,469
2,331	Euronet Worldwide, Inc.(b)	361,398
2,552	Fidelity National Information Services, Inc.	307,006
3,411	Fiserv, Inc.(b)	292,868
3,693	Fortinet, Inc.(b)	267,669
4,218	GoDaddy, Inc., Class A(b)	313,819
18,326	Hewlett Packard Enterprise Co.	251,433
5,545	Intel Corp.	244,202
1,289	Intuit, Inc.	315,612
10,942	Jabil, Inc.	269,064
9,546	Juniper Networks, Inc.	234,927
1,753	Lam Research Corp.	306,091
4,368	Leidos Holdings, Inc.	329,041
2,982	LogMeIn, Inc.	214,197
3,511	MKS Instruments, Inc.	250,896
5,597	National Instruments Corp.	215,988
3,283	NXP Semiconductors N.V. (Netherlands)	289,429
5,601	Oracle Corp.	283,411
1,541	Red Hat, Inc.(b)	284,006
10,539	Sabre Corp.	213,731
3,769	Skyworks Solutions, Inc.	251,129
12,433	Symantec Corp.	232,870
7,938	Versum Materials, Inc.	407,616
1,633	VMware, Inc., Class A	289,008
10,207	Xerox Corp.	312,436
2,963	Xilinx, Inc.	303,145

		11,918,493

	Materials - 5.1%
1,699	Air Products & Chemicals, Inc.	345,899
2,805	Albemarle Corp.(c)	177,557
2,657	AptarGroup, Inc.	300,958
21,367	Ardagh Group S.A.	305,762
10,960	Axalta Coating Systems Ltd.(b)	257,670
5,584	Ball Corp.	342,802
5,638	Bemis Co., Inc.	328,977
5,419	Berry Global Group, Inc.(b)	254,801
1,695	Ecolab, Inc.	312,033
1,909	International Flavors & Fragrances, Inc.(c)	258,517
1,721	Linde PLC (United Kingdom)	310,727
1,460	Martin Marietta Materials, Inc.	307,330
658	NewMarket Corp.	254,646
4,549	Nucor Corp.	218,352
2,505	PPG Industries, Inc.	262,148
3,424	Reliance Steel & Aluminum Co.	285,117
4,218	RPM International, Inc.	225,747
3,605	Scotts Miracle-Gro Co. (The)	322,756
10,655	Silgan Holdings, Inc.	308,888
4,780	Sonoco Products Co.	295,547
8,171	Southern Copper Corp. (Peru)	275,608
11,966	United States Steel Corp.(c)	141,438

Schedule of Investments(a)

13,027	Valvoline, Inc.	$227,321

		6,320,601

	Real Estate - 15.0%
2,204	Alexandria Real Estate Equities, Inc.	322,688
6,319	American Campus Communities, Inc.	292,696
13,108	American Homes 4 Rent, Class A	319,966
1,683	American Tower Corp.	351,360
5,826	Apartment Investment & Management Co., Class A	291,009
17,325	Apple Hospitality REIT, Inc.	267,498
1,416	AvalonBay Communities, Inc.	287,462
2,094	Boston Properties, Inc.	273,958
19,252	Brandywine Realty Trust	290,898
16,655	Brixmor Property Group, Inc.	285,633
2,884	Camden Property Trust	298,090
6,292	CBRE Group, Inc., Class A(b)	287,544
12,801	Columbia Property Trust, Inc.	273,685
11,265	Corporate Office Properties Trust	313,618
2,410	Crown Castle International Corp.	313,324
8,827	CubeSmart	297,646
2,410	Digital Realty Trust, Inc.	283,705
7,452	Douglas Emmett, Inc.	300,241
9,662	Duke Realty Corp.	290,730
16,631	Empire State Realty Trust, Inc., Class A	255,452
3,911	EPR Properties	305,449
714	Equinix, Inc.	346,854
8,590	Equity Commonwealth	279,776
2,757	Equity LifeStyle Properties, Inc.	335,417
3,866	Equity Residential	296,020
1,031	Essex Property Trust, Inc.	300,784
2,884	Extra Space Storage, Inc.	309,049
2,090	Federal Realty Investment Trust	273,226
7,940	Gaming and Leisure Properties, Inc.	313,551
9,340	HCP, Inc.	296,171
9,774	Healthcare Trust of America, Inc., Class A	281,393
6,360	Highwoods Properties, Inc.	278,950
2,489	Howard Hughes Corp. (The)(b)	255,969
8,907	Hudson Pacific Properties, Inc.	297,583
8,034	Iron Mountain, Inc.	246,242
1,936	Jones Lang LaSalle, Inc.	240,935
3,923	Kilroy Realty Corp.	289,164
16,784	Kimco Realty Corp.	292,042
3,616	Lamar Advertising Co., Class A	282,807
6,044	Liberty Property Trust	286,909
2,812	Life Storage, Inc.	270,739
15,878	Medical Properties Trust, Inc.	282,311
2,603	Mid-America Apartment Communities, Inc.	297,211
5,491	National Retail Properties, Inc.	293,933
7,261	Omega Healthcare Investors, Inc.	258,637
4,074	Prologis, Inc.	300,132
1,289	Public Storage	306,627
8,511	Rayonier, Inc.	239,585
13,977	Realogy Holdings Corp.(c)	99,097
4,306	Realty Income Corp.	301,764
4,312	Regency Centers Corp.	284,420
21,899	Retail Properties of America, Inc., Class A	260,379
20,031	Senior Housing Properties Trust	157,844
1,469	Simon Property Group, Inc.	238,110
2,805	SL Green Realty Corp.	241,230
7,366	Spirit Realty Capital, Inc.	314,234
9,204	STORE Capital Corp.	314,961
2,630	Sun Communities, Inc.	332,090
5,096	Taubman Centers, Inc.	226,059
6,518	UDR, Inc.	291,876
13,764	Uniti Group, Inc.	132,272
4,236	Ventas, Inc.	272,375

3,753	Vornado Realty Trust	$248,561
9,520	Weingarten Realty Investors	268,464
3,801	Welltower, Inc.	308,717
4,028	WP Carey, Inc.	334,364

		18,581,486

	Utilities - 7.1%
6,120	Alliant Energy Corp.	290,455
4,041	Ameren Corp.	296,367
3,516	American Electric Power Co., Inc.	302,798
2,907	American Water Works Co., Inc.	328,549
7,954	Aqua America, Inc.	314,501
2,859	Atmos Energy Corp.	291,046
5,420	Avangrid, Inc.	271,325
9,754	CenterPoint Energy, Inc.	277,404
5,175	CMS Energy Corp.	290,369
3,397	Consolidated Edison, Inc.	293,161
3,674	Dominion Energy, Inc.	276,211
2,252	DTE Energy Co.	282,559
3,111	Duke Energy Corp.	266,333
4,938	Edison International	293,169
3,124	Entergy Corp.	303,247
4,605	Evergy, Inc.	267,735
4,067	Eversource Energy	300,307
5,917	Exelon Corp.	284,489
7,247	Hawaiian Electric Industries, Inc.	301,040
10,175	MDU Resources Group, Inc.	251,119
5,078	National Fuel Gas Co.	270,708
1,531	NextEra Energy, Inc.	303,460
6,957	OGE Energy Corp.	289,133
10,213	PG&E Corp.(b)	174,642
3,023	Pinnacle West Capital Corp.	283,890
8,931	PPL Corp.	265,787
4,921	Public Service Enterprise Group, Inc.	289,158
5,815	Southern Co. (The)	311,103
4,700	UGI Corp.	242,567
3,724	WEC Energy Group, Inc.	299,968
5,203	Xcel Energy, Inc.	298,340

		8,810,940

	Total Common Stocks & Other Equity Interests (Cost $119,484,109)	123,423,671

	Money Market Funds - 0.1%
107,128	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $107,128)	107,128

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $119,591,237)-99.8%	123,530,799

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.3%
1,178,365	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(e)(f)	1,178,365
392,670	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	392,788

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,571,153)	1,571,153

	Total Investments in Securities (Cost $121,162,390)-101.1%	125,101,952

Schedule of Investments(a)

Other assets less liabilities-(1.1)%	$(1,388,649)

Net Assets-100.0%	$123,713,303

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2019	Dividend Income
Invesco Ltd.	$—	$327,930	$(134,208)	$44,636	$28,558	$266,916	$10,369

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Enhanced Value ETF (SPVU)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Communication Services - 14.2%
91,709	AT&T, Inc.	$2,804,461
24,779	CenturyLink, Inc.	258,941
2,859	Charter Communications, Inc., Class A(b)	1,077,271
72,931	Comcast Corp., Class A	2,990,171
4,723	DISH Network Corp., Class A(b)	170,547
7,955	Viacom, Inc., Class B	230,934

		7,532,325

	Consumer Discretionary - 10.9%
4,698	Best Buy Co., Inc.	294,424
6,804	D.R. Horton, Inc.	290,939
3,564	Dollar Tree, Inc.(b)	362,067
145,251	Ford Motor Co.	1,382,789
3,594	Gap, Inc. (The)	67,136
29,076	General Motors Co.	969,394
3,461	Kohl’s Corp.	170,696
7,420	Lennar Corp., Class A	368,477
5,609	LKQ Corp.(b)	143,871
9,539	Macy’s, Inc.	196,217
8,442	MGM Resorts International	209,530
1,321	Mohawk Industries, Inc.(b)	179,062
1,712	Nordstrom, Inc.(c)	53,586
5,481	PulteGroup, Inc.	169,911
1,515	PVH Corp.	129,063
10,130	Target Corp.	814,958

		5,802,120

	Consumer Staples - 6.2%
15,110	Archer-Daniels-Midland Co.	579,015
8,312	Coty, Inc., Class A	102,570
2,049	JM Smucker Co. (The)	249,077
15,376	Kraft Heinz Co. (The)	425,147
20,720	Kroger Co. (The)	472,623
4,196	Molson Coors Brewing Co., Class B	230,696
7,753	Tyson Foods, Inc., Class A	588,375
13,100	Walgreens Boots Alliance, Inc.	646,354

		3,293,857

	Energy - 7.4%
13,468	Baker Hughes a GE Co.	288,350
10,525	Devon Energy Corp.	264,809
4,063	HollyFrontier Corp.	154,313
18,815	Marathon Petroleum Corp.	865,302
9,208	Noble Energy, Inc.	197,051
12,710	Phillips 66	1,026,968
8,744	TechnipFMC PLC (United Kingdom)	181,875
13,271	Valero Energy Corp.	934,278

		3,912,946

	Financials - 38.9%
15,768	Aflac, Inc.	808,898
8,003	Allstate Corp. (The)	764,367
1,254	Assurant, Inc.	125,350
112,788	Bank of America Corp.	3,000,161
14,037	Bank of New York Mellon Corp. (The)	599,240
13,660	Berkshire Hathaway, Inc., Class B(b)	2,696,757
10,508	Capital One Financial Corp.	902,322

7,822	Chubb Ltd.	$1,142,560
11,123	Citizens Financial Group, Inc.	362,387
886	Everest Re Group Ltd.	219,427
12,415	Fifth Third Bancorp	328,997
6,632	Goldman Sachs Group, Inc. (The)	1,210,274
11,253	Invesco Ltd.(d)	219,884
9,078	Jefferies Financial Group, Inc.	160,408
6,798	Lincoln National Corp.	404,141
6,473	Loews Corp.	332,453
30,822	MetLife, Inc.	1,424,285
26,074	Morgan Stanley	1,060,951
6,304	People’s United Financial, Inc.	96,892
7,064	PNC Financial Services Group, Inc. (The)	898,965
7,303	Principal Financial Group, Inc.	376,616
14,651	Prudential Financial, Inc.	1,353,459
18,057	Regions Financial Corp.	249,728
7,988	SunTrust Banks, Inc.	479,360
14,059	Synchrony Financial	472,804
2,080	Torchmark Corp.	177,861
4,360	Travelers Cos., Inc. (The)	634,685
6,033	Unum Group	189,979

		20,693,211

	Health Care - 7.1%
3,401	AmerisourceBergen Corp.	264,802
3,732	Anthem, Inc.	1,037,421
6,004	Cardinal Health, Inc.	252,588
6,902	Centene Corp.(b)	398,591
26,531	CVS Health Corp.	1,389,428
3,333	McKesson Corp.	407,093

		3,749,923

	Industrials - 5.7%
2,107	Alaska Air Group, Inc.	122,627
7,491	American Airlines Group, Inc.	203,980
9,446	Delta Air Lines, Inc.	486,469
3,496	Fluor Corp.	96,909
1,981	Jacobs Engineering Group, Inc.	149,150
15,683	Johnson Controls International PLC	604,109
6,000	PACCAR, Inc.	394,920
3,636	Quanta Services, Inc.	126,387
7,823	Southwest Airlines Co.	372,375
4,093	United Continental Holdings, Inc.(b)	317,822
1,588	United Rentals, Inc.(b)	174,839

		3,049,587

	Information Technology - 3.9%
6,270	DXC Technology Co.	298,076
40,611	Hewlett Packard Enterprise Co.	557,183
26,493	Micron Technology, Inc.(b)	863,937
6,135	Western Digital Corp.	228,344
3,405	Xerox Corp.	104,227

		2,051,767

	Materials - 3.6%
2,932	Eastman Chemical Co.	190,345
35,015	Freeport-McMoRan, Inc.	339,996
8,777	International Paper Co.	363,982
6,667	LyondellBasell Industries N.V., Class A	495,025
6,447	Nucor Corp.	309,456
7,394	WestRock Co.	241,044

		1,939,848

	Utilities - 1.8%
7,861	CenterPoint Energy, Inc.	223,567
15,652	Exelon Corp.	752,548

		976,115

	Total Common Stocks & Other Equity Interests (Cost $57,381,971)	53,001,699

Schedule of Investments(a)

	Money Market Funds - 0.0%
13,828	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $13,828)	$13,828

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $57,395,799)-99.7%	53,015,527

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.1%
34,514	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(e)(f)	34,514
11,501	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	11,505

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,019)	46,019

	Total Investments in Securities (Cost $57,441,818)-99.8%	53,061,546
	Other assets less liabilities-0.2%	108,142

	Net Assets-100.0%	$53,169,688

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.	$71,770	$183,401	$(14,698)	$(19,024)	$(1,565)	$219,884	$5,690

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests -99.9%
	Communication Services - 1.9%
23,526	Verizon Communications, Inc.	$1,278,638
8,596	Walt Disney Co. (The)	1,135,016

		2,413,654

	Consumer Discretionary - 7.1%
14,906	Genuine Parts Co.	1,474,203
6,769	Home Depot, Inc. (The)	1,285,095
6,954	McDonald’s Corp.	1,378,770
3,103	O’Reilly Automotive, Inc.(b)	1,152,361
14,544	Starbucks Corp.	1,106,217
23,543	TJX Cos., Inc. (The)	1,183,977
14,440	Yum! Brands, Inc.	1,477,934

		9,058,557

	Consumer Staples - 8.2%
32,428	Archer-Daniels-Midland Co.	1,242,641
32,774	Coca-Cola Co. (The)	1,610,187
5,025	Costco Wholesale Corp.	1,203,889
33,468	Hormel Foods Corp.(c)	1,321,651
7,438	McCormick & Co., Inc.	1,160,626
29,397	Mondelez International, Inc., Class A	1,494,837
17,533	Sysco Corp.	1,206,621
12,781	Walmart, Inc.	1,296,505

		10,536,957

	Energy - 3.6%
9,583	Chevron Corp.	1,091,024
17,071	Exxon Mobil Corp.	1,208,115
59,927	Kinder Morgan, Inc.	1,195,544
42,214	Williams Cos., Inc. (The)	1,113,605

		4,608,288

	Financials - 31.0%
29,617	Aflac, Inc.	1,519,352
14,492	Allstate Corp. (The)	1,384,131
11,044	American Express Co.	1,266,857
7,278	Aon PLC	1,310,549
19,598	Arthur J. Gallagher & Co.	1,650,152
12,490	Assurant, Inc.	1,248,500
24,216	Bank of New York Mellon Corp. (The)	1,033,781
25,100	BB&T Corp.	1,173,425
6,180	Berkshire Hathaway, Inc., Class B(b)	1,220,056
11,682	Cboe Global Markets, Inc.	1,267,964
10,208	Chubb Ltd.	1,491,083
13,455	Cincinnati Financial Corp.	1,321,819
7,994	CME Group, Inc.	1,535,807
5,264	Everest Re Group Ltd.	1,303,682
27,058	Hartford Financial Services Group, Inc. (The)	1,424,874
83,012	Huntington Bancshares, Inc.	1,050,102
17,730	Intercontinental Exchange, Inc.	1,457,583
11,273	JPMorgan Chase & Co.	1,194,487
26,419	Loews Corp.	1,356,880
7,406	M&T Bank Corp.	1,181,998
15,029	Marsh & McLennan Cos., Inc.	1,436,772

14,898	Nasdaq, Inc.	$1,350,355
75,322	People’s United Financial, Inc.	1,157,699
9,217	PNC Financial Services Group, Inc. (The)	1,172,955
5,972	S&P Global, Inc.	1,277,291
15,276	Torchmark Corp.	1,306,251
10,108	Travelers Cos., Inc. (The)	1,471,422
29,758	US Bancorp	1,493,852
27,110	Wells Fargo & Co.	1,202,871
7,201	Willis Towers Watson PLC	1,263,776

		39,526,326

	Health Care - 9.7%
15,203	Abbott Laboratories	1,157,404
6,898	Amgen, Inc.	1,149,897
16,063	Baxter International, Inc.	1,179,667
5,496	Becton, Dickinson and Co.	1,282,986
9,164	Danaher Corp.	1,209,740
9,910	Johnson & Johnson	1,299,696
18,018	Merck & Co., Inc.	1,427,206
32,881	Pfizer, Inc.	1,365,219
4,204	Thermo Fisher Scientific, Inc.	1,122,384
11,219	Zoetis, Inc.	1,133,680

		12,327,879

	Industrials - 17.1%
12,704	Allegion PLC	1,232,923
13,745	AMETEK, Inc.	1,125,578
5,191	Cintas Corp.	1,151,520
14,407	CSX Corp.	1,072,889
11,913	Dover Corp.	1,065,141
14,871	Eaton Corp. PLC	1,107,741
17,131	Emerson Electric Co.	1,031,971
6,853	General Dynamics Corp.	1,102,100
8,518	Honeywell International, Inc.	1,399,593
9,690	Ingersoll-Rand PLC	1,146,715
3,406	Lockheed Martin Corp.	1,153,067
16,549	PACCAR, Inc.	1,089,255
21,168	Republic Services, Inc.	1,790,601
31,797	Rollins, Inc.	1,194,613
3,279	Roper Technologies, Inc.	1,127,714
8,708	United Technologies Corp.	1,099,820
9,691	Verisk Analytics, Inc.	1,356,740
14,611	Waste Management, Inc.	1,597,713

		21,845,694

	Information Technology - 12.3%
7,236	Accenture PLC, Class A	1,288,514
13,159	Amphenol Corp., Class A	1,144,833
7,799	Automatic Data Processing, Inc.	1,248,776
15,795	Citrix Systems, Inc.	1,486,625
11,278	Fidelity National Information Services, Inc.	1,356,743
13,957	Fiserv, Inc.(b)	1,198,348
7,716	Gartner, Inc.(b)	1,167,431
9,921	Jack Henry & Associates, Inc.	1,301,834
22,028	Oracle Corp.	1,114,617
17,623	Paychex, Inc.	1,511,877
11,535	Total System Services, Inc.	1,424,919
75,080	Western Union Co. (The)	1,456,552

		15,701,069

	Materials - 5.1%
6,948	Air Products & Chemicals, Inc.	1,414,543
19,598	Ball Corp.	1,203,121
8,810	Ecolab, Inc.	1,621,833
6,508	Linde PLC (United Kingdom)	1,175,020
2,622	Sherwin-Williams Co. (The)	1,099,798

		6,514,315

	Real Estate - 3.0%
60,973	Host Hotels & Resorts, Inc.	1,104,221
15,809	SL Green Realty Corp.	1,359,574

Schedule of Investments(a)

20,798	Vornado Realty Trust	$1,377,451

		3,841,246

	Utilities - 0.9%
69,867	AES Corp.	1,103,899

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $120,294,699)-99.9%	127,477,884

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.9%
914,928	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	914,928
304,884	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	304,976

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,219,904)	1,219,904

	Total Investments in Securities (Cost $121,514,603)-100.8%	128,697,788
	Other assets less liabilities-(0.8)%	(1,055,834)

	Net Assets-100.0%	$127,641,954

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Beta ETF (SPHB)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 8.6%
21,396	Activision Blizzard, Inc.	$927,944
896	Alphabet, Inc., Class C(b)	988,852
29,517	DISH Network Corp., Class A(b)	1,065,859
5,145	Facebook, Inc., Class A(b)	913,083
4,096	Netflix, Inc.(b)	1,406,075
10,217	Take-Two Interactive Software, Inc.(b)	1,104,969
22,631	TripAdvisor, Inc.(b)	956,612
38,247	Twitter, Inc.(b)	1,393,721

		8,757,115

	Consumer Discretionary - 7.3%
758	Amazon.com, Inc.(b)	1,345,503
24,490	BorgWarner, Inc.	868,905
45,003	MGM Resorts International	1,116,975
16,895	Norwegian Cruise Line Holdings Ltd.(b)	924,325
8,653	Royal Caribbean Cruises Ltd.	1,053,589
46,201	Under Armour, Inc., Class A(b)(c)	1,053,383
9,500	Wynn Resorts Ltd.	1,019,635

		7,382,315

	Energy - 11.0%
14,710	Anadarko Petroleum Corp.	1,035,143
14,674	Cimarex Energy Co.	839,206
8,711	Concho Resources, Inc.	853,765
35,826	Devon Energy Corp.	901,382
8,639	Diamondback Energy, Inc.	847,140
9,937	EOG Resources, Inc.	813,642
20,113	Hess Corp.	1,123,512
22,606	HollyFrontier Corp.	858,576
81,263	Marathon Oil Corp.	1,068,609
17,965	Marathon Petroleum Corp.	826,210
48,947	Noble Energy, Inc.	1,047,466
6,520	Pioneer Natural Resources Co.	925,579

		11,140,230

	Financials - 6.4%
7,564	Ameriprise Financial, Inc.	1,045,572
14,442	Lincoln National Corp.	858,577
5,022	Moody’s Corp.	918,423
20,215	Morgan Stanley	822,548
4,323	MSCI, Inc.	951,103
4,682	SVB Financial Group(b)	942,955
9,010	T. Rowe Price Group, Inc.	911,272

		6,450,450

	Health Care - 12.5%
5,024	ABIOMED, Inc.(b)	1,315,886
8,189	Alexion Pharmaceuticals, Inc.(b)	930,925
4,134	Align Technology, Inc.(b)	1,175,503
25,790	Boston Scientific Corp.(b)	990,594
5,763	Edwards Lifesciences Corp.(b)	983,744
4,344	IDEXX Laboratories, Inc.(b)	1,085,001
4,135	Illumina, Inc.(b)	1,269,073
2,446	Intuitive Surgical, Inc.(b)	1,137,023
33,877	Nektar Therapeutics(b)	1,061,028
10,999	PerkinElmer, Inc.	949,654
19,439	Perrigo Co. PLC	816,827

5,835	Vertex Pharmaceuticals, Inc.(b)	$969,660

		12,684,918

	Industrials - 12.4%
33,140	American Airlines Group, Inc.	902,402
46,253	Arconic, Inc.	1,012,941
2,843	Boeing Co. (The)	971,197
9,265	Caterpillar, Inc.	1,110,040
6,216	Deere & Co.	871,297
5,576	FedEx Corp.	860,265
22,431	Flowserve Corp.	1,041,920
35,015	Fluor Corp.	970,616
5,383	Parker-Hannifin Corp.	819,938
18,332	Robert Half International, Inc.	983,695
7,208	Stanley Black & Decker, Inc.	917,002
2,026	TransDigm Group, Inc.(b)	893,365
11,101	United Rentals, Inc.(b)	1,222,220

		12,576,898

	Information Technology - 39.8%
4,576	Adobe, Inc.(b)	1,239,638
63,312	Advanced Micro Devices, Inc.(b)	1,735,382
12,206	Akamai Technologies, Inc.(b)	919,844
6,575	Alliance Data Systems Corp.	904,063
5,329	ANSYS, Inc.(b)	956,556
5,681	Apple, Inc.	994,573
28,788	Applied Materials, Inc.	1,113,808
4,945	Arista Networks, Inc.(b)	1,209,498
8,033	Autodesk, Inc.(b)	1,292,590
18,007	Cisco Systems, Inc.	936,904
32,781	Corning, Inc.	945,404
16,403	DXC Technology Co.	779,799
12,300	Fortinet, Inc.(b)	891,504
6,650	Global Payments, Inc.	1,024,366
64,949	Hewlett Packard Enterprise Co.	891,100
53,765	HP, Inc.	1,004,330
21,544	Intel Corp.	948,798
4,350	Intuit, Inc.	1,065,098
8,191	IPG Photonics Corp.(b)	1,025,267
10,161	KLA-Tencor Corp.	1,047,294
5,708	Lam Research Corp.	996,674
4,488	Mastercard, Inc., Class A	1,128,687
17,187	Maxim Integrated Products, Inc.	903,864
12,342	Microchip Technology, Inc.	987,730
38,269	Micron Technology, Inc.(b)	1,247,952
8,553	Microsoft Corp.	1,057,835
16,096	NetApp, Inc.	952,883
9,574	NVIDIA Corp.	1,296,894
10,599	PayPal Holdings, Inc.(b)	1,163,240
15,805	Qorvo, Inc.(b)	966,950
8,250	salesforce.com, Inc.(b)	1,249,133
22,461	Seagate Technology PLC	939,993
13,111	Skyworks Solutions, Inc.	873,586
7,851	Synopsys, Inc.(b)	914,170
8,864	Texas Instruments, Inc.	924,604
6,015	Visa, Inc., Class A	970,400
27,052	Western Digital Corp.	1,006,875
29,222	Xerox Corp.	894,485
10,059	Xilinx, Inc.	1,029,136

		40,430,907

	Materials - 2.0%
24,431	CF Industries Holdings, Inc.	983,104
103,785	Freeport-McMoRan, Inc.	1,007,752

		1,990,856

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $119,547,567)-100.0%	$101,413,689

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.7%
574,470	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	574,470
191,432	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	191,490

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $765,960)	765,960

	Total Investments in Securities (Cost $120,313,527)-100.7%	102,179,649
	Other assets less liabilities-(0.7)%	(727,976)

	Net Assets-100.0%	$101,451,673

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. And therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.*	$1,537,532	$151,398	$(1,459,106)	$645,696	$(875,520)	—	$16,118

*	At May 31, 2019, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 6.0%
2,859,758	AT&T, Inc.	$87,451,400
2,286,229	Interpublic Group of Cos., Inc. (The)	48,513,779
923,382	Verizon Communications, Inc.	50,185,812

		186,150,991

	Consumer Discretionary - 4.9%
10,945,889	Ford Motor Co.	104,204,863
1,319,449	Leggett & Platt, Inc.	46,853,634

		151,058,497

	Consumer Staples - 10.8%
1,750,524	Altria Group, Inc.	85,880,707
1,444,261	General Mills, Inc.	71,404,264
835,741	Kellogg Co.	43,926,547
1,558,532	Kraft Heinz Co. (The)	43,093,410
1,173,801	Philip Morris International, Inc.	90,535,271

		334,840,199

	Energy - 14.0%
453,032	Chevron Corp.	51,577,693
828,435	Exxon Mobil Corp.	58,628,345
3,367,556	Kinder Morgan, Inc.	67,182,742
970,576	Occidental Petroleum Corp.	48,305,568
1,198,882	ONEOK, Inc.	76,272,873
1,589,096	Schlumberger Ltd.	55,125,740
2,906,425	Williams Cos., Inc. (The)	76,671,492

		433,764,453

	Financials - 13.4%
3,894,448	Huntington Bancshares, Inc.	49,264,767
4,726,833	Invesco Ltd.(b)	92,362,317
2,827,978	KeyCorp	45,162,809
1,121,394	MetLife, Inc.	51,819,617
3,680,514	People’s United Financial, Inc.	56,569,500
1,209,162	Principal Financial Group, Inc.	62,356,484
603,258	Prudential Financial, Inc.	55,728,974

		413,264,468

	Health Care - 1.3%
670,761	Gilead Sciences, Inc.	41,754,872

	Industrials - 3.1%
684,360	Eaton Corp. PLC	50,977,976
467,457	United Parcel Service, Inc., Class B	43,436,105

		94,414,081

	Information Technology - 4.0%
514,763	International Business Machines Corp.	65,369,753
3,059,956	Western Union Co. (The)	59,363,147

		124,732,900

	Materials - 3.4%
1,287,225	International Paper Co.	53,381,221
715,397	LyondellBasell Industries N.V., Class A	53,118,227

		106,499,448

	Real Estate - 22.6%
2,219,001	HCP, Inc.	70,364,522
3,486,205	Host Hotels & Resorts, Inc.	63,135,173
2,546,649	Iron Mountain, Inc.	78,054,792

5,739,916	Kimco Realty Corp.	$99,874,538
1,904,706	Macerich Co. (The)	69,197,969
813,499	Realty Income Corp.	57,010,010
335,050	Simon Property Group, Inc.	54,308,254
1,088,027	Ventas, Inc.	69,960,136
842,527	Welltower, Inc.	68,430,043
2,995,815	Weyerhaeuser Co.	68,304,582

		698,640,019

	Utilities - 16.5%
2,824,310	AES Corp.	44,624,098
1,630,165	CenterPoint Energy, Inc.	46,361,892
601,463	Consolidated Edison, Inc.	51,906,257
844,289	Dominion Energy, Inc.	63,473,647
606,665	Duke Energy Corp.	51,936,590
586,038	Entergy Corp.	56,886,709
1,219,145	FirstEnergy Corp.	50,277,540
2,348,568	PPL Corp.	69,893,384
1,410,944	Southern Co. (The)	75,485,504

		510,845,621

	Total Investments in Securities (Cost $3,331,427,940)-100.0%	3,095,965,549
	Other assets less liabilities-(0.0)%	(84,296)

	Net Assets-100.0%	$3,095,881,253

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2019	Dividend Income
Invesco Ltd.	$50,738,525	$54,479,037	$(5,456,714)	$(7,649,866)	$251,335	$92,362,317	$3,333,057

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Low Volatility ETF (SPLV)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 0.9%
1,780,056	Verizon Communications, Inc.	$96,746,044

	Consumer Discretionary - 4.7%
1,127,789	Genuine Parts Co.	111,538,332
512,128	Home Depot, Inc. (The)	97,227,501
526,154	McDonald’s Corp.	104,320,554
1,781,319	TJX Cos., Inc. (The)	89,582,532
1,092,551	Yum! Brands, Inc.	111,822,595

		514,491,514

	Consumer Staples - 9.6%
2,453,644	Archer-Daniels-Midland Co.	94,023,638
2,479,765	Coca-Cola Co. (The)	121,830,854
1,437,014	Colgate-Palmolive Co.	100,044,915
807,989	Hershey Co. (The)	106,622,228
2,532,294	Hormel Foods Corp.(b)	100,000,290
2,224,190	Mondelez International, Inc., Class A	113,100,062
873,953	PepsiCo, Inc.	111,865,984
988,988	Procter & Gamble Co. (The)	101,776,755
1,326,667	Sysco Corp.	91,301,223
967,094	Walmart, Inc.	98,102,015

		1,038,667,964

	Energy - 0.8%
1,291,584	Exxon Mobil Corp.	91,405,400

	Financials - 21.0%
2,240,901	Aflac, Inc.	114,958,221
1,096,484	Allstate Corp. (The)	104,725,187
835,660	American Express Co.	95,858,559
550,792	Aon PLC	99,181,115
1,482,810	Arthur J. Gallagher & Co.	124,852,602
467,573	Berkshire Hathaway, Inc., Class B(c)	92,308,262
770,859	Chubb Ltd.	112,599,374
1,018,072	Cincinnati Financial Corp.	100,015,393
604,832	CME Group, Inc.	116,200,324
398,247	Everest Re Group Ltd.	98,629,852
2,047,287	Hartford Financial Services Group, Inc. (The)	107,810,133
1,341,468	Intercontinental Exchange, Inc.	110,282,084
1,999,007	Loews Corp.	102,669,000
1,137,192	Marsh & McLennan Cos., Inc.	108,715,555
1,127,242	Nasdaq, Inc.	102,173,215
5,699,024	People’s United Financial, Inc.	87,593,999
451,889	S&P Global, Inc.	96,650,019
1,155,806	Torchmark Corp.	98,832,971
764,852	Travelers Cos., Inc. (The)	111,339,506
2,251,584	US Bancorp	113,029,517
2,051,222	Wells Fargo & Co.	91,012,720
544,798	Willis Towers Watson PLC	95,612,049

		2,285,049,657

	Health Care - 3.8%
749,825	Johnson & Johnson	98,339,549
1,125,712	Medtronic PLC	104,218,417
1,363,272	Merck & Co., Inc.	107,984,775

2,487,826	Pfizer, Inc.	$103,294,535

		413,837,276

	Industrials - 6.1%
961,187	Allegion PLC	93,283,198
644,637	Honeywell International, Inc.	105,920,305
1,782,497	IHS Markit Ltd.(c)	102,297,503
1,601,601	Republic Services, Inc.	135,479,429
733,422	Verisk Analytics, Inc.	102,679,080
1,105,537	Waste Management, Inc.	120,890,471

		660,549,986

	Information Technology - 5.0%
1,195,120	Citrix Systems, Inc.	112,484,694
853,447	Fidelity National Information Services, Inc.	102,669,674
750,679	Jack Henry & Associates, Inc.	98,504,098
1,333,383	Paychex, Inc.	114,390,928
5,680,782	Western Union Co. (The)	110,207,171

		538,256,565

	Materials - 2.1%
525,754	Air Products & Chemicals, Inc.	107,038,257
666,579	Ecolab, Inc.	122,710,528

		229,748,785

	Real Estate - 21.1%
708,078	Alexandria Real Estate Equities, Inc.	103,669,700
572,539	American Tower Corp.	119,528,967
2,185,448	Apartment Investment & Management Co., Class A	109,163,128
583,165	AvalonBay Communities, Inc.	118,388,327
777,178	Boston Properties, Inc.	101,678,198
939,236	Crown Castle International Corp.	122,110,072
3,320,438	Duke Realty Corp.	99,911,979
1,500,245	Equity Residential	114,873,760
376,060	Essex Property Trust, Inc.	109,711,744
1,002,488	Extra Space Storage, Inc.	107,426,614
846,313	Federal Realty Investment Trust	110,638,499
992,828	Mid-America Apartment Communities, Inc.	113,361,101
1,286,026	Prologis, Inc.	94,741,535
492,056	Public Storage	117,050,281
1,627,187	Realty Income Corp.	114,033,265
1,569,150	Regency Centers Corp.	103,501,134
521,510	SBA Communications Corp.(c)	112,859,979
589,516	Simon Property Group, Inc.	95,554,649
1,196,186	SL Green Realty Corp.	102,871,996
2,524,030	UDR, Inc.	113,026,063
1,573,613	Vornado Realty Trust	104,220,389

		2,288,321,380

	Utilities - 24.8%
2,464,234	Alliant Energy Corp.	116,952,546
1,604,628	Ameren Corp.	117,683,418
1,413,163	American Electric Power Co., Inc.	121,701,598
1,052,479	American Water Works Co., Inc.	118,951,177
1,138,817	Atmos Energy Corp.	115,931,571
3,890,379	CenterPoint Energy, Inc.	110,642,379
2,134,839	CMS Energy Corp.	119,785,816
1,325,877	Consolidated Edison, Inc.	114,423,185
1,557,217	Dominion Energy, Inc.	117,071,574
949,617	DTE Energy Co.	119,148,445
1,416,304	Duke Energy Corp.	121,249,785
1,235,364	Entergy Corp.	119,916,783
1,992,713	Evergy, Inc.	115,856,334
1,715,225	Eversource Energy	126,652,214
2,619,930	Exelon Corp.	125,966,234
2,609,992	FirstEnergy Corp.	107,636,070
652,390	NextEra Energy, Inc.	129,310,222
1,223,906	Pinnacle West Capital Corp.	114,937,012

Schedule of Investments(a)

3,114,480	PPL Corp.	$92,686,925
1,971,127	Public Service Enterprise Group, Inc.	115,823,423
2,097,416	Southern Co. (The)	112,211,756
1,508,359	WEC Energy Group, Inc.	121,498,317
2,070,786	Xcel Energy, Inc.	118,738,869

		2,694,775,653

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $10,030,413,260)-99.9%	10,851,850,224

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.2%
11,653,400	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	11,653,400
3,883,302	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	3,884,467

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,537,867)	15,537,867

	Total Investments in Securities (Cost $10,045,951,127)-100.1%	10,867,388,091
	Other assets less liabilities-(0.1)%	(8,439,784)

	Net Assets-100.0%	$10,858,948,307

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Minimum Variance ETF (SPMV)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 4.8%
19	Alphabet, Inc., Class C(b)	$20,969
797	AT&T, Inc.	24,372
83	CenturyLink, Inc.	868
403	Verizon Communications, Inc.	21,903

		68,112

	Consumer Discretionary - 14.5%
14	Amazon.com, Inc.(b)	24,851
85	Expedia Group, Inc.	9,775
233	H&R Block, Inc.	6,116
87	Home Depot, Inc. (The)	16,517
154	McDonald’s Corp.	30,534
37	Mohawk Industries, Inc.(b)	5,015
325	NIKE, Inc., Class B	25,071
71	Norwegian Cruise Line Holdings Ltd.(b)	3,884
92	PVH Corp.	7,837
51	Ralph Lauren Corp.	5,362
13	Starbucks Corp.	989
354	Tapestry, Inc.	10,110
28	TJX Cos., Inc. (The)	1,408
44	Under Armour, Inc., Class A(b)(c)	1,003
328	VF Corp.	26,857
285	Yum! Brands, Inc.	29,170

		204,499

	Consumer Staples - 12.8%
213	Campbell Soup Co.	7,734
322	Coca-Cola Co. (The)	15,820
251	Colgate-Palmolive Co.	17,475
440	Conagra Brands, Inc.	11,779
8	Constellation Brands, Inc., Class A	1,411
447	General Mills, Inc.	22,100
21	Hershey Co. (The)	2,771
290	Hormel Foods Corp.(c)	11,452
128	JM Smucker Co. (The)	15,560
105	Kellogg Co.	5,519
41	Kimberly-Clark Corp.	5,243
122	McCormick & Co., Inc.	19,037
135	Monster Beverage Corp.(b)	8,351
249	Procter & Gamble Co. (The)	25,624
135	Tyson Foods, Inc., Class A	10,245

		180,121

	Energy - 1.5%
66	Chevron Corp.	7,514
165	Exxon Mobil Corp.	11,677
51	Williams Cos., Inc. (The)	1,345

		20,536

	Financials - 11.1%
37	American International Group, Inc.	1,890
52	Aon PLC	9,364
394	Bank of America Corp.	10,480
136	Berkshire Hathaway, Inc., Class B(b)	26,849
130	Chubb Ltd.	18,989
130	Citigroup, Inc.	8,079
246	JPMorgan Chase & Co.	26,066

293	Marsh & McLennan Cos., Inc.	$28,011
93	Progressive Corp. (The)	7,373
31	Travelers Cos., Inc. (The)	4,513
329	Wells Fargo & Co.	14,598

		156,212

	Health Care - 12.7%
58	Becton, Dickinson and Co.	13,539
199	Cerner Corp.(b)	13,924
103	Cigna Corp.	15,246
172	CVS Health Corp.	9,007
56	Edwards Lifesciences Corp.(b)	9,559
33	HCA Healthcare, Inc.	3,992
9	Humana, Inc.	2,204
6	Intuitive Surgical, Inc.(b)	2,789
199	Johnson & Johnson	26,099
65	Laboratory Corp. of America Holdings(b)	10,570
259	Medtronic PLC	23,978
89	Quest Diagnostics, Inc.	8,536
58	Stryker Corp.	10,628
111	UnitedHealth Group, Inc.	26,840
20	Universal Health Services, Inc., Class B	2,391

		179,302

	Industrials - 12.0%
44	Boeing Co. (The)	15,031
104	Cintas Corp.	23,070
35	Delta Air Lines, Inc.	1,803
78	General Dynamics Corp.	12,544
32	Lockheed Martin Corp.	10,833
25	Northrop Grumman Corp.	7,581
85	Raytheon Co.	14,833
257	Republic Services, Inc.	21,740
171	Rollins, Inc.	6,425
94	Southwest Airlines Co.	4,474
157	United Technologies Corp.	19,829
278	Waste Management, Inc.	30,399

		168,562

	Information Technology - 15.7%
60	Accenture PLC, Class A	10,684
86	Adobe, Inc.(b)	23,297
162	Analog Devices, Inc.	15,653
55	Apple, Inc.	9,629
25	Applied Materials, Inc.	967
56	Automatic Data Processing, Inc.	8,967
177	Cisco Systems, Inc.	9,209
81	Global Payments, Inc.	12,477
523	Intel Corp.	23,033
66	Intuit, Inc.	16,160
68	Micron Technology, Inc.(b)	2,218
249	Microsoft Corp.	30,796
14	NVIDIA Corp.	1,897
48	Oracle Corp.	2,429
367	QUALCOMM, Inc.	24,523
13	salesforce.com, Inc.(b)	1,968
262	Texas Instruments, Inc.	27,329

		221,236

	Materials - 1.5%
636	Newmont Goldcorp Corp.	21,045

	Real Estate - 5.0%
75	American Tower Corp.	15,658
152	Crown Castle International Corp.	19,762
694	Host Hotels & Resorts, Inc.	12,568
181	Prologis, Inc.	13,334
33	Public Storage	7,850

Schedule of Investments(a)

11	Simon Property Group, Inc.	$1,783

		70,955

	Utilities - 8.2%
58	Ameren Corp.	4,254
34	American Electric Power Co., Inc.	2,928
269	CenterPoint Energy, Inc.	7,650
22	Consolidated Edison, Inc.	1,899
187	Dominion Energy, Inc.	14,059
13	DTE Energy Co.	1,631
110	Eversource Energy	8,122
99	NextEra Energy, Inc.	19,623
461	Public Service Enterprise Group, Inc.	27,088
16	Sempra Energy	2,103
459	Southern Co. (The)	24,557
27	WEC Energy Group, Inc.	2,175

		116,089

	Total Common Stocks & Other Equity Interests (Cost $1,290,390)	1,406,669

	Money Market Funds - 0.0%
367	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $367)	367

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,290,757)-99.8%	1,407,036

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.8%
8,615	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	8,615
2,871	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	2,872

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,487)	11,487

	Total Investments in Securities (Cost $1,302,244)-100.6%	1,418,523
	Other assets less liabilities-(0.6)%	(8,987)

	Net Assets-100.0%	$1,409,536

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 Momentum ETF (SPMO)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 2.6%
3,539	Netflix, Inc.(b)	$1,214,868
1,345	TripAdvisor, Inc.(b)	56,853
5,766	Twitter, Inc.(b)	210,113

		1,481,834

	Consumer Discretionary - 16.1%
843	Advance Auto Parts, Inc.	130,665
3,048	Amazon.com, Inc.(b)	5,410,413
332	Chipotle Mexican Grill, Inc.(b)	219,110
11,697	NIKE, Inc., Class B	902,307
895	O’Reilly Automotive, Inc.(b)	332,376
13,243	Starbucks Corp.	1,007,263
14,928	TJX Cos., Inc. (The)	750,729
594	Ulta Beauty, Inc.(b)	198,028
1,976	Under Armour, Inc., Class A(b)(c)	45,053
2,044	Under Armour, Inc., Class C(b)	41,350

		9,037,294

	Consumer Staples - 7.1%
3,332	Church & Dwight Co., Inc.	247,934
3,468	Costco Wholesale Corp.	830,863
3,416	Hormel Foods Corp.(c)	134,898
1,662	Lamb Weston Holdings, Inc.	98,474
1,105	McCormick & Co., Inc.	172,424
24,127	Procter & Gamble Co. (The)	2,482,910

		3,967,503

	Energy - 1.5%
9,333	ConocoPhillips	550,274
1,252	HollyFrontier Corp.	47,551
3,525	ONEOK, Inc.	224,260

		822,085

	Financials - 2.9%
1,647	Arthur J. Gallagher & Co.	138,677
4,054	CME Group, Inc.	778,855
861	MSCI, Inc.	189,429
6,798	Progressive Corp. (The)	538,945

		1,645,906

	Health Care - 26.9%
17,292	Abbott Laboratories	1,316,440
497	ABIOMED, Inc.(b)	130,174
2,745	Anthem, Inc.	763,055
17,498	Boston Scientific Corp.(b)	672,098
3,920	Centene Corp.(b)	226,380
2,367	Edwards Lifesciences Corp.(b)	404,047
16,459	Eli Lilly & Co.	1,908,256
3,851	HCA Healthcare, Inc.	465,817
1,180	Illumina, Inc.(b)	362,154
977	Intuitive Surgical, Inc.(b)	454,158
1,718	IQVIA Holdings, Inc.(b)	233,390
36,841	Merck & Co., Inc.	2,918,176
62,357	Pfizer, Inc.	2,589,063
8,610	UnitedHealth Group, Inc.	2,081,898
582	WellCare Health Plans, Inc.(b)	160,743
3,857	Zoetis, Inc.	389,750

		15,075,599

	Industrials - 4.9%
669	Cintas Corp.	$148,404
1,595	Copart, Inc.(b)	114,010
6,736	CSX Corp.	501,630
2,152	Republic Services, Inc.	182,038
494	TransDigm Group, Inc.(b)	217,829
6,974	Union Pacific Corp.	1,163,124
2,452	United Continental Holdings, Inc.(b)	190,398
1,622	Verisk Analytics, Inc.	227,080

		2,744,513

	Information Technology - 17.3%
4,332	Adobe, Inc.(b)	1,173,539
10,391	Advanced Micro Devices, Inc.(b)	284,817
38,423	Cisco Systems, Inc.	1,999,149
1,042	Citrix Systems, Inc.	98,073
3,740	Fiserv, Inc.(b)	321,117
2,275	Fortinet, Inc.(b)	164,892
2,891	Intuit, Inc.	707,861
3,201	Keysight Technologies, Inc.(b)	240,491
9,184	Mastercard, Inc., Class A	2,309,684
1,674	Motorola Solutions, Inc.	251,016
1,554	Red Hat, Inc.(b)	286,402
8,139	salesforce.com, Inc.(b)	1,232,326
1,501	VeriSign, Inc.(b)	292,665
3,353	Xilinx, Inc.	343,046

		9,705,078

	Materials - 1.4%
5,142	Ball Corp.	315,667
2,597	Ecolab, Inc.	478,082

		793,749

	Real Estate - 7.4%
4,814	American Tower Corp.	1,005,019
1,837	Apartment Investment & Management Co., Class A	91,758
1,453	AvalonBay Communities, Inc.	294,974
4,386	Equity Residential	335,836
715	Essex Property Trust, Inc.	208,594
1,493	Extra Space Storage, Inc.	159,990
669	Federal Realty Investment Trust	87,458
7,457	HCP, Inc.	236,462
4,946	Realty Income Corp.	346,616
3,080	Simon Property Group, Inc.	499,237
3,457	UDR, Inc.	154,804
3,804	Ventas, Inc.	244,597
5,593	Welltower, Inc.	454,263

		4,119,608

	Utilities - 11.7%
10,867	AES Corp.	171,699
2,361	Alliant Energy Corp.	112,053
3,297	Ameren Corp.	241,802
5,748	American Electric Power Co., Inc.	495,018
1,930	American Water Works Co., Inc.	218,129
1,371	Atmos Energy Corp.	139,568
4,768	CenterPoint Energy, Inc.	135,602
3,442	CMS Energy Corp.	193,131
1,832	DTE Energy Co.	229,861
7,966	Duke Energy Corp.	681,969
2,010	Entergy Corp.	195,111
2,561	Evergy, Inc.	148,896
3,012	Eversource Energy	222,406
14,990	Exelon Corp.	720,719
6,580	FirstEnergy Corp.	271,359
5,035	NextEra Energy, Inc.	997,987
5,166	NRG Energy, Inc.	175,851
1,053	Pinnacle West Capital Corp.	98,887
9,577	Southern Co. (The)	512,369

Schedule of Investments(a)

3,441	WEC Energy Group, Inc.	$277,173
5,717	Xcel Energy, Inc.	327,813

		6,567,403

	Total Common Stocks & Other Equity Interests (Cost $55,419,915)	55,960,572

	Money Market Funds - 0.0%
18,995	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $18,995)	18,995

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $55,438,910)-99.8%	55,979,567

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.3%
124,953	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	124,953
41,315	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	41,327

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $166,280)	166,280

	Total Investments in Securities (Cost $55,605,190)-100.1%	56,145,847
	Other assets less liabilities-(0.1)%	(74,408)

	Net Assets-100.0%	$56,071,439

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap Low Volatility ETF (XMLV)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 1.1%
28,917	Cable One, Inc.	$32,301,735

	Consumer Discretionary - 7.2%
196,448	Cracker Barrel Old Country Store, Inc.(b)	30,860,017
451,287	Dunkin’ Brands Group, Inc.	33,494,521
57,067	Graham Holdings Co., Class B	38,836,376
178,436	Pool Corp.	32,079,224
773,539	Service Corp. International	33,935,156
1,708,764	Wendy’s Co. (The)	31,424,170

		200,629,464

	Consumer Staples - 3.5%
229,889	Casey’s General Stores, Inc.	29,674,072
215,234	Lancaster Colony Corp.	30,957,106
974,914	Tootsie Roll Industries, Inc.(b)	37,007,736

		97,638,914

	Financials - 22.1%
60,119	Alleghany Corp.	39,876,933
403,499	American Financial Group, Inc.	39,623,602
469,608	Bank of Hawaii Corp.	35,530,541
1,379,024	Brown & Brown, Inc.	43,535,788
847,083	Cathay General Bancorp	28,495,872
625,851	Commerce Bancshares, Inc.	35,880,038
319,864	Cullen/Frost Bankers, Inc.	29,193,987
790,632	Eaton Vance Corp.	30,217,955
122,690	FactSet Research Systems, Inc.	34,132,358
292,542	Hanover Insurance Group, Inc. (The)	35,736,931
783,917	International Bancshares Corp.	28,581,614
1,479,971	Old Republic International Corp.	32,633,360
453,644	Prosperity Bancshares, Inc.	29,400,668
227,020	Reinsurance Group of America, Inc.	33,612,581
205,287	RenaissanceRe Holdings Ltd. (Bermuda)	35,810,264
960,419	Trustmark Corp.	30,512,511
733,895	W.R. Berkley Corp.	45,648,269
991,119	Washington Federal, Inc.	31,289,627

		619,712,899

	Health Care - 1.3%
275,560	STERIS PLC	36,836,861

	Industrials - 4.4%
629,197	Graco, Inc.	29,710,682
201,548	IDEX Corp.	30,778,395
117,640	Lennox International, Inc.	31,069,901
469,720	Toro Co. (The)	30,606,955

		122,165,933

	Information Technology - 3.4%
609,097	CDK Global, Inc.	29,480,295
472,578	InterDigital, Inc.	30,018,155
498,190	MAXIMUS, Inc.	35,496,037

		94,994,487

	Materials - 8.6%
346,615	AptarGroup, Inc.	39,261,081
410,284	Ashland Global Holdings, Inc.	30,717,963
624,771	Bemis Co., Inc.	36,455,388

77,094	NewMarket Corp.	$29,835,378
354,183	Reliance Steel & Aluminum Co.	29,492,818
1,169,858	Silgan Holdings, Inc.	33,914,184
644,852	Sonoco Products Co.	39,871,199

		239,548,011

	Real Estate - 28.2%
831,062	American Campus Communities, Inc.	38,494,792
389,478	Camden Property Trust	40,256,446
1,242,908	Corporate Office Properties Trust	34,602,559
3,780,427	Cousins Properties, Inc.	34,212,864
997,112	Douglas Emmett, Inc.	40,173,642
506,235	EPR Properties	39,536,954
1,083,223	First Industrial Realty Trust, Inc.	37,598,670
1,097,583	Healthcare Realty Trust, Inc.	35,386,076
884,600	Highwoods Properties, Inc.	38,798,556
1,413,926	Hospitality Properties Trust	35,164,340
912,680	JBG SMITH Properties	36,041,733
499,144	Kilroy Realty Corp.	36,791,904
387,303	Lamar Advertising Co., Class A	30,290,968
811,208	Liberty Property Trust	38,508,044
395,766	Life Storage, Inc.	38,104,350
1,821,344	Medical Properties Trust, Inc.	32,383,496
696,807	National Retail Properties, Inc.	37,300,079
844,028	Omega Healthcare Investors, Inc.	30,064,277
248,797	PS Business Parks, Inc.	40,036,413
1,077,720	Rayonier, Inc.	30,337,818
1,811,278	Urban Edge Properties	31,244,546
1,160,759	Weingarten Realty Investors	32,733,404

		788,061,931

	Utilities - 20.1%
444,564	ALLETE, Inc.	36,405,346
880,774	Aqua America, Inc.	34,825,804
510,530	Black Hills Corp.	38,902,386
1,205,356	Hawaiian Electric Industries, Inc.	50,070,488
391,360	IDACORP, Inc.	39,241,667
1,477,182	MDU Resources Group, Inc.	36,456,852
676,008	National Fuel Gas Co.	36,037,987
668,150	New Jersey Resources Corp.	31,703,718
577,461	NorthWestern Corp.	40,965,083
1,031,608	OGE Energy Corp.	42,873,628
423,066	ONE Gas, Inc.	37,043,659
692,587	PNM Resources, Inc.	32,627,774
384,832	Southwest Gas Holdings, Inc.	32,764,596
458,903	Spire, Inc.	38,235,798
644,076	UGI Corp.	33,240,762

		561,395,548

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,669,453,598)-99.9%	2,793,285,783

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.9%
18,620,812	Invesco Government & Agency Portfolio - Institutional Class 2.31%(c)(d)	18,620,812
6,205,076	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	6,206,937

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,827,749)	24,827,749

	Total Investments in Securities (Cost $2,694,281,347)-100.8%	2,818,113,532

Schedule of Investments(a)

Other assets less liabilities-(0.8)%	$(22,480,386)

Net Assets-100.0%	$2,795,633,146

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 9.8%
8,061	Cogent Communications Holdings, Inc.	$471,569
69,332	Consolidated Communications Holdings, Inc.(b)	277,328
55,683	Gannett Co., Inc.	437,668
2,901	Marcus Corp. (The)	101,419
54,081	New Media Investment Group, Inc.	499,168
2,913	Scholastic Corp.	96,391
21,956	Spok Holdings, Inc.	339,220

		2,222,763

	Consumer Discretionary - 1.8%
19,208	Ethan Allen Interiors, Inc.	407,594

	Consumer Staples - 5.4%
5,256	Andersons, Inc. (The)	142,806
19,834	B&G Foods, Inc.(b)	435,356
1,368	Calavo Growers, Inc.	119,632
1,825	Inter Parfums, Inc.	118,223
7,349	Universal Corp.	415,365

		1,231,382

	Financials - 26.1%
40,600	Apollo Commercial Real Estate Finance, Inc.	746,228
34,109	ARMOUR Residential REIT, Inc.	593,497
78,003	Capstead Mortgage Corp.	617,004
37,567	Granite Point Mortgage Trust, Inc.	698,370
45,081	Invesco Mortgage Capital, Inc.(c)	693,797
116,161	New York Mortgage Trust, Inc.	701,612
30,932	Oritani Financial Corp.	494,912
36,481	PennyMac Mortgage Investment Trust	758,805
37,442	Redwood Trust, Inc.	596,451

		5,900,676

	Health Care - 1.7%
4,812	Computer Programs & Systems, Inc.	124,198
13,944	Meridian Bioscience, Inc.	157,567
3,387	Phibro Animal Health Corp., Class A	100,187

		381,952

	Industrials - 8.4%
1,889	Allegiant Travel Co.	264,668
30,454	Briggs & Stratton Corp.	286,268
16,071	Griffon Corp.	231,101
6,301	Matson, Inc.	215,620
7,228	Mobile Mini, Inc.	221,683
12,184	Powell Industries, Inc.	419,373
17,447	Resources Connection, Inc.	267,811

		1,906,524

	Information Technology - 8.1%
20,308	ADTRAN, Inc.	318,429
9,746	Benchmark Electronics, Inc.	215,289
6,097	CSG Systems International, Inc.	273,451
41,839	Daktronics, Inc.	259,820
15,014	Monotype Imaging Holdings, Inc.	244,578

5,145	MTS Systems Corp.	$279,168
14,877	NIC, Inc.	237,437

		1,828,172

	Materials - 8.7%
2,390	A. Schulman, Inc.(d)(e)	1,250
4,394	Hawkins, Inc.	156,251
8,973	Haynes International, Inc.	261,383
22,723	Innophos Holdings, Inc.	604,205
2,128	Kaiser Aluminum Corp.	189,647
3,307	Neenah, Inc.	189,028
18,145	Schweitzer-Mauduit International, Inc.	567,757

		1,969,521

	Real Estate - 23.5%
31,683	Chatham Lodging Trust	603,244
35,964	Global Net Lease, Inc.	662,097
63,422	Independence Realty Trust, Inc.	696,374
46,296	Kite Realty Group Trust	703,699
77,649	Lexington Realty Trust	712,041
99,635	Pennsylvania Real Estate Investment Trust(b)	638,661
57,625	Summit Hotel Properties, Inc.	658,654
51,564	Whitestone	653,316

		5,328,086

	Utilities - 6.4%
1,952	American States Water Co.	142,379
7,063	Avista Corp.	294,951
2,688	California Water Service Group	132,303
4,438	El Paso Electric Co.	258,291
4,129	Northwest Natural Holding Co.	284,158
10,854	South Jersey Industries, Inc.	342,444

		1,454,526

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,145,228)-99.9%	22,631,196

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 5.4%
919,013	Invesco Government & Agency Portfolio - Institutional Class 2.31%(f)(g)	919,013
306,246	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(f)(g)	306,338

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,225,351)	1,225,351

	Total Investments in Securities (Cost $25,370,579)-105.3%	23,856,547
	Other assets less liabilities-(5.3)%	(1,199,156)

	Net Assets-100.0%	$22,657,391

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.

Schedule of Investments(a)

(c)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$358,683	$649,294	$(298,827)	$(16,094)	$741	$693,797	$37,728

(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 2.3%
259,494	Cogent Communications Holdings, Inc.	$15,180,399
1,486,272	New Media Investment Group, Inc.	13,718,291
961,952	Spok Holdings, Inc.(b)	14,862,158

		43,760,848

	Consumer Discretionary - 1.5%
342,847	Monarch Casino & Resort, Inc.(c)	14,752,707
271,782	Sturm Ruger & Co., Inc.	13,510,283

		28,262,990

	Consumer Staples - 3.0%
345,653	Cal-Maine Foods, Inc.	12,796,074
752,400	Darling Ingredients, Inc.(c)	14,220,360
98,064	J&J Snack Foods Corp.	15,773,595
94,382	WD-40 Co.	14,754,738

		57,544,767

	Financials - 44.5%
308,186	AMERISAFE, Inc.	18,358,640
1,471,037	Apollo Commercial Real Estate Finance, Inc.	27,037,660
1,295,528	ARMOUR Residential REIT, Inc.	22,542,187
265,572	Banner Corp.	13,400,763
475,575	Berkshire Hills Bancorp, Inc.	13,882,034
1,253,013	Boston Private Financial Holdings, Inc.	12,843,383
1,096,686	Brookline Bancorp, Inc.	15,737,444
2,258,196	Capstead Mortgage Corp.	17,862,330
548,295	Central Pacific Financial Corp.	15,237,118
213,896	City Holding Co.	15,625,103
399,639	Columbia Banking System, Inc.	13,327,961
250,937	Community Bank System, Inc.	15,510,416
801,673	CVB Financial Corp.	16,474,380
753,103	Dime Community Bancshares, Inc.	13,390,171
254,234	Eagle Bancorp, Inc.	13,494,741
327,285	Employers Holdings, Inc.	13,595,419
1,329,299	First BanCorp	13,239,818
574,991	First Financial Bancorp	12,833,799
746,504	First Midwest Bancorp, Inc.	14,549,363
451,876	Flagstar Bancorp, Inc.	14,225,057
360,816	Glacier Bancorp, Inc.	14,219,759
1,396,195	Granite Point Mortgage Trust, Inc.	25,955,265
432,257	Great Western Bancorp, Inc.	13,430,225
487,454	Heritage Financial Corp.	13,697,457
1,019,795	Hope Bancorp, Inc.	13,124,762
420,112	Horace Mann Educators Corp.	17,018,737
185,642	Independent Bank Corp.	12,874,273
1,416,743	Invesco Mortgage Capital, Inc.(b)	21,803,675
359,593	James River Group Holdings Ltd.	16,037,848
440,888	National Bank Holdings Corp., Class A	15,470,760
444,007	NBT Bancorp, Inc.	15,962,052
3,975,879	New York Mortgage Trust, Inc.	24,014,309
1,156,581	Northfield Bancorp, Inc.	17,360,281
1,234,073	Northwest Bancshares, Inc.	20,695,404
898,439	Old National Bancorp	14,321,118
1,310,226	Oritani Financial Corp.	20,963,616
958,802	PennyMac Mortgage Investment Trust	19,943,082
180,495	Piper Jaffray Cos.	12,782,656

652,593	Provident Financial Services, Inc.	$15,557,817
1,584,424	Redwood Trust, Inc.	25,239,874
222,946	RLI Corp.	19,146,603
407,001	S&T Bancorp, Inc.	15,343,938
201,442	Safety Insurance Group, Inc.	18,357,409
238,862	Selective Insurance Group, Inc.	17,114,462
450,254	ServisFirst Bancshares, Inc.	14,110,960
578,395	Simmons First National Corp., Class A	13,193,190
445,951	Southside Bancshares, Inc.	14,524,624
555,580	Stewart Information Services Corp.	22,851,005
2,089,942	TrustCo Bank Corp. NY	15,423,772
522,238	United Community Banks, Inc.	13,844,529
1,031,678	United Insurance Holdings Corp.	13,907,019
273,664	Westamerica Bancorporation	16,389,737

		857,848,005

	Health Care - 0.7%
178,638	CONMED Corp.	14,376,786

	Industrials - 8.4%
141,662	Alamo Group, Inc.	13,447,974
256,176	Barnes Group, Inc.	13,249,423
334,096	Brady Corp., Class A	15,468,645
221,043	ESCO Technologies, Inc.	15,448,695
278,085	Exponent, Inc.	15,586,664
723,562	Heartland Express, Inc.	12,937,289
419,628	Hillenbrand, Inc.	15,622,750
246,538	Kaman Corp.	13,709,978
97,108	UniFirst Corp.	15,418,808
264,639	Viad Corp.	16,629,915
169,905	Watts Water Technologies, Inc., Class A	13,828,568

		161,348,709

	Information Technology - 6.5%
267,010	Badger Meter, Inc.	14,098,128
307,036	CSG Systems International, Inc.	13,770,565
164,540	ePlus, Inc.(c)	11,626,396
269,948	ExlService Holdings, Inc.(c)	15,997,118
106,966	MicroStrategy, Inc., Class A(c)	14,216,851
261,175	MTS Systems Corp.	14,171,356
136,540	OSI Systems, Inc.(c)	14,144,179
492,196	Perficient, Inc.(c)	14,977,524
253,268	Plexus Corp.(c)	12,544,364

		125,546,481

	Materials - 2.3%
147,143	Balchem Corp.	13,344,399
259,590	Neenah, Inc.	14,838,164
186,956	Stepan Co.	15,865,086

		44,047,649

	Real Estate - 25.1%
597,731	Acadia Realty Trust	16,347,943
282,413	Agree Realty Corp.	18,907,550
426,936	American Assets Trust, Inc.	19,378,625
1,215,809	Armada Hoffler Properties, Inc.	20,060,849
645,262	CareTrust REIT, Inc.	15,686,319
920,793	Chatham Lodging Trust	17,531,899
565,865	Chesapeake Lodging Trust	16,279,936
387,982	Community Healthcare Trust, Inc.	15,181,736
1,734,958	DiamondRock Hospitality Co.	17,193,434
1,067,630	Easterly Government Properties, Inc.	19,655,068
700,939	Four Corners Property Trust, Inc.	20,159,006
635,606	Getty Realty Corp.	19,678,362
774,568	Global Net Lease, Inc.	14,259,797
830,111	Hersha Hospitality Trust	14,153,393
1,764,333	Independence Realty Trust, Inc.	19,372,376
1,913,837	iStar, Inc.	21,071,345
909,898	Kite Realty Group Trust	13,830,450
1,904,465	Lexington Realty Trust	17,463,944

Schedule of Investments(a)

388,369	LTC Properties, Inc.	$17,379,513
468,194	Marcus & Millichap, Inc.(c)	14,298,645
519,606	National Storage Affiliates Trust	15,479,063
838,681	NorthStar Realty Europe Corp.	13,813,076
1,024,899	Retail Opportunity Investments Corp.	17,156,809
1,197,721	RPT Realty	14,576,265
1,329,601	Summit Hotel Properties, Inc.	15,197,339
706,805	Urstadt Biddle Properties, Inc., Class A	15,464,893
656,671	Washington Real Estate Investment Trust	17,474,015
1,142,417	Whitestone	14,474,423
660,097	Xenia Hotels & Resorts, Inc.	13,802,628

		485,328,701

	Utilities - 5.5%
266,389	American States Water Co.	19,430,413
498,295	Avista Corp.	20,808,799
341,403	California Water Service Group	16,803,856
291,315	El Paso Electric Co.	16,954,533
272,833	Northwest Natural Holding Co.	18,776,367
452,167	South Jersey Industries, Inc.	14,265,869

		107,039,837

	Total Common Stocks & Other Equity Interests (Cost $1,923,883,134)	1,925,104,773

	Money Market Funds - 0.1%
1,980,971	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $1,980,971)	1,980,971

	Total Investments in Securities (Cost $1,925,864,105)-99.9%	1,927,085,744
	Other assets less liabilities-0.1%	1,544,588

	Net Assets-100.0%	$1,928,630,332

Abbreviations:
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$15,555,741	$9,624,022	$(2,363,776)	$(940,422)	$(71,890)	$21,803,675	$1,415,093
Spok Holdings, Inc.	—	15,934,147	(18,197)	(1,053,239)	(552)	14,862,158	119,812

Total Investments in Affiliates	$15,555,741	$25,558,169	$(2,381,973)	$(1,993,661)	$(72,442)	$36,665,833	$1,534,905

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap Quality ETF (XSHQ)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 0.3%
596	TechTarget, Inc.(b)	$11,264

	Consumer Discretionary - 17.6%
1,614	Abercrombie & Fitch Co., Class A	27,922
436	American Public Education, Inc.(b)	12,199
551	BJ’s Restaurants, Inc.	23,081
830	Buckle, Inc. (The)	12,492
950	Caleres, Inc.	17,917
686	Cato Corp. (The), Class A	8,500
239	Cavco Industries, Inc.(b)	34,320
2,847	Chico’s FAS, Inc.	9,594
667	Children’s Place, Inc. (The)	61,804
2,087	Crocs, Inc.(b)	40,321
1,121	Dave & Buster’s Entertainment, Inc.	55,759
1,646	Designer Brands, Inc., Class A	29,776
612	Ethan Allen Interiors, Inc.	12,987
456	Haverty Furniture Cos., Inc.	7,939
560	Hibbett Sports, Inc.(b)	12,387
383	Kirkland’s, Inc.(b)	1,544
1,219	La-Z-Boy, Inc.	39,240
933	Lumber Liquidators Holdings, Inc.(b)(c)	8,948
463	Oxford Industries, Inc.	32,984
662	PetMed Express, Inc.(c)	11,565
740	Ruth’s Hospitality Group, Inc.	16,924
276	Shoe Carnival, Inc.(c)	7,090
489	Shutterstock, Inc.	18,611
508	Stamps.com, Inc.(b)	17,038
2,237	Steven Madden Ltd.	67,692
502	Sturm Ruger & Co., Inc.	24,954
2,268	Wolverine World Wide, Inc.	63,368

		676,956

	Consumer Staples - 8.3%
386	Calavo Growers, Inc.	33,756
762	Cal-Maine Foods, Inc.	28,209
389	Inter Parfums, Inc.	25,199
345	J&J Snack Foods Corp.	55,493
190	John B. Sanfilippo & Son, Inc.	14,564
500	Medifast, Inc.	64,475
362	MGP Ingredients, Inc.(c)	21,796
490	WD-40 Co.	76,602

		320,094

	Energy - 2.0%
575	Bonanza Creek Energy, Inc.(b)	11,230
561	Era Group, Inc.(b)	4,123
4,582	Laredo Petroleum, Inc.(b)	12,097
677	Matrix Service Co.(b)	12,254
1,124	Renewable Energy Group, Inc.(b)	17,579
504	SEACOR Holdings, Inc.(b)	20,971

		78,254

	Financials - 22.0%
2,675	American Equity Investment Life Holding Co.	75,729
1,187	Ameris Bancorp	41,889

509	AMERISAFE, Inc.	$30,321
742	Banner Corp.	37,441
794	Central Pacific Financial Corp.	22,065
2,517	CVB Financial Corp.	51,724
835	Donnelley Financial Solutions, Inc.(b)	10,296
785	Employers Holdings, Inc.	32,609
569	Fidelity Southern Corp.	16,029
1,093	FirstCash, Inc.	103,529
1,689	Great Western Bancorp, Inc.	52,477
812	Hanmi Financial Corp.	16,744
689	James River Group Holdings Ltd.	30,729
1,186	OFG Bancorp	22,273
1,383	ProAssurance Corp.	51,890
1,013	RLI Corp.	86,997
350	Safety Insurance Group, Inc.	31,896
509	United Fire Group, Inc.	23,893
1,103	Universal Insurance Holdings, Inc.	32,031
679	Walker & Dunlop, Inc.	34,133
665	Westamerica Bancorporation(c)	39,827

		844,522

	Health Care - 7.2%
1,184	AMN Healthcare Services, Inc.(b)	57,353
848	Cambrex Corp.(b)	33,750
266	CorVel Corp.(b)	19,679
452	Cutera, Inc.(b)	7,616
632	HealthStream, Inc.	15,800
973	Luminex Corp.	20,530
1,106	Meridian Bioscience, Inc.	12,498
434	Orthofix Medical, Inc.(b)	21,409
257	Providence Service Corp. (The)(b)	16,623
931	REGENXBIO, Inc.(b)	40,052
1,617	Tivity Health, Inc.(b)	29,591

		274,901

	Industrials - 25.3%
1,005	AAON, Inc.	45,617
1,651	Aerojet Rocketdyne Holdings, Inc.(b)	63,695
605	Aerovironment, Inc.(b)	39,174
1,446	Axon Enterprise, Inc.(b)	96,564
1,281	Brady Corp., Class A	59,310
490	Encore Wire Corp.	24,456
1,304	Exponent, Inc.	73,089
289	Forrester Research, Inc.	13,158
794	Forward Air Corp.	44,329
967	FTI Consulting, Inc.(b)	81,150
538	Heidrick & Struggles International, Inc.	16,334
1,604	Hillenbrand, Inc.	59,717
493	Insteel Industries, Inc.	9,012
260	Lindsay Corp.	20,639
1,029	Marten Transport Ltd.	18,131
116	National Presto Industries, Inc.(c)	11,355
1,141	Navigant Consulting, Inc.	25,102
929	Raven Industries, Inc.	30,425
1,014	Simpson Manufacturing Co., Inc.	61,692
1,469	Tetra Tech, Inc.	99,187
953	TrueBlue, Inc.(b)	20,242
1,239	WageWorks, Inc.(b)	61,913

		974,291

	Information Technology - 11.1%
1,115	Advanced Energy Industries, Inc.(b)	55,939
889	Cabot Microelectronics Corp.	86,651
335	ePlus, Inc.(b)	23,671
905	Fabrinet (Thailand)(b)	38,589
2,163	Knowles Corp.(b)	34,024
638	Nanometrics, Inc.(b)	18,151
2,006	NIC, Inc.	32,016
714	OneSpan, Inc.(b)	9,960

Schedule of Investments(a)

617	Park Electrochemical Corp.	$9,218
1,060	Progress Software Corp.	43,418
770	Rudolph Technologies, Inc.(b)	17,764
1,034	SolarEdge Technologies, Inc.(b)	55,402

		424,803

	Materials - 6.1%
777	AdvanSix, Inc.(b)	18,943
809	Balchem Corp.	73,368
507	Materion Corp.	30,648
329	Quaker Chemical Corp.	59,503
469	Stepan Co.	39,800
1,627	SunCoke Energy, Inc.(b)	11,942

		234,204

	Total Common Stocks & Other Equity Interests (Cost $4,678,723)	3,839,289

	Money Market Funds - 0.1%
3,025	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $3,025)	3,025

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $4,681,748)-100.0%	3,842,314

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.6%
47,115	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	47,115
15,700	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	15,705

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,820)	62,820

	Total Investments in Securities (Cost $4,744,568)-101.6%	3,905,134
	Other assets less liabilities-(1.6)%	(61,995)

	Net Assets-100.0%	$3,843,139

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA ETF (PBUS)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 10.4%
82	Activision Blizzard, Inc.	$3,556
34	Alphabet, Inc., Class A(b)	37,621
36	Alphabet, Inc., Class C(b)	39,731
17	Altice USA, Inc., Class A	399
827	AT&T, Inc.	25,290
38	CBS Corp., Class B	1,835
111	CenturyLink, Inc.	1,160
18	Charter Communications, Inc., Class A(b)	6,782
513	Comcast Corp., Class A	21,033
18	Discovery, Inc., Class A(b)	491
35	Discovery, Inc., Class C(b)	897
26	DISH Network Corp., Class A(b)	939
34	Electronic Arts, Inc.(b)	3,165
271	Facebook, Inc., Class A(b)	48,094
40	Fox Corp., Class A	1,409
16	Fox Corp., Class B	555
9	IAC/InterActiveCorp.(b)	1,988
44	Interpublic Group of Cos., Inc. (The)	934
12	Liberty Broadband Corp., Class C(b)	1,178
21	Liberty Global PLC, Series A (United Kingdom)(b)	517
58	Liberty Global PLC, Series C (United Kingdom)(b)	1,406
23	Liberty Media Corp.-Liberty Formula One, Class C(b)	859
10	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	360
20	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	723
17	Live Nation Entertainment, Inc.(b)	1,034
50	Netflix, Inc.(b)	17,164
44	News Corp., Class A	501
25	Omnicom Group, Inc.	1,934
190	Sirius XM Holdings, Inc.	1,009
77	Snap, Inc., Class A(b)	916
93	Sprint Corp.(b)	639
13	Take-Two Interactive Software, Inc.(b)	1,406
39	T-Mobile US, Inc.(b)	2,864
12	TripAdvisor, Inc.(b)	507
78	Twitter, Inc.(b)	2,842
470	Verizon Communications, Inc.	25,544
40	Viacom, Inc., Class B	1,161
204	Walt Disney Co. (The)	26,936
23	Zayo Group Holdings, Inc.(b)	752
14	Zillow Group, Inc., Class C(b)(c)	602

		286,733

	Consumer Discretionary - 10.3%
8	Advance Auto Parts, Inc.	1,240
47	Amazon.com, Inc.(b)	83,428
30	Aptiv PLC	1,921
28	Aramark	974
10	Autoliv, Inc. (Sweden)	616
3	AutoZone, Inc.(b)	3,081
28	Best Buy Co., Inc.	1,755
5	Booking Holdings, Inc.(b)	8,281
24	BorgWarner, Inc.	852
8	Burlington Stores, Inc.(b)	1,253
17	Capri Holdings Ltd.(b)	552
19	CarMax, Inc.(b)	1,487
48	Carnival Corp.	2,457

3	Chipotle Mexican Grill, Inc.(b)	$1,980
41	D.R. Horton, Inc.	1,753
14	Darden Restaurants, Inc.	1,629
30	Dollar General Corp.	3,818
27	Dollar Tree, Inc.(b)	2,743
4	Domino’s Pizza, Inc.	1,118
99	eBay, Inc.	3,557
14	Expedia Group, Inc.	1,610
422	Ford Motor Co.	4,017
26	Gap, Inc. (The)	486
13	Garmin Ltd.	994
144	General Motors Co.	4,801
17	Genuine Parts Co.	1,681
10	GrubHub, Inc.(b)	652
23	H&R Block, Inc.	604
41	Hanesbrands, Inc.	609
19	Harley-Davidson, Inc.	622
14	Hasbro, Inc.	1,332
32	Hilton Worldwide Holdings, Inc.	2,862
128	Home Depot, Inc. (The)	24,301
19	Kohl’s Corp.	937
27	L Brands, Inc.	606
40	Las Vegas Sands Corp.	2,200
7	Lear Corp.	833
15	Leggett & Platt, Inc.	533
33	Lennar Corp., Class A	1,639
36	LKQ Corp.(b)	923
91	Lowe’s Cos., Inc.	8,489
13	Lululemon Athletica, Inc.(b)	2,153
35	Macy’s, Inc.	720
33	Marriott International, Inc., Class A	4,120
87	McDonald’s Corp.	17,250
5	MercadoLibre, Inc. (Argentina)(b)	2,853
57	MGM Resorts International	1,415
7	Mohawk Industries, Inc.(b)	949
53	Newell Brands, Inc.	711
143	NIKE, Inc., Class B	11,031
13	Nordstrom, Inc.	407
25	Norwegian Cruise Line Holdings Ltd.(b)	1,368
9	O’Reilly Automotive, Inc.(b)	3,342
7	Polaris Industries, Inc.	559
30	PulteGroup, Inc.	930
9	PVH Corp.	767
48	Qurate Retail, Inc.(b)	601
6	Ralph Lauren Corp.	631
42	Ross Stores, Inc.	3,906
19	Royal Caribbean Cruises Ltd.	2,313
141	Starbucks Corp.	10,724
33	Tapestry, Inc.	942
59	Target Corp.	4,747
14	Tesla, Inc.(b)(c)	2,592
12	Tiffany & Co.	1,069
141	TJX Cos., Inc. (The)	7,091
14	Tractor Supply Co.	1,411
6	Ulta Beauty, Inc.(b)	2,000
21	Under Armour, Inc., Class A(b)(c)	479
22	Under Armour, Inc., Class C(b)	445
4	Vail Resorts, Inc.	860
38	VF Corp.	3,111
7	Wayfair, Inc., Class A(b)	1,008
7	Whirlpool Corp.	804
11	Wynn Resorts Ltd.	1,181
35	Yum! Brands, Inc.	3,582

		283,298

	Consumer Staples - 7.2%
214	Altria Group, Inc.	10,499
64	Archer-Daniels-Midland Co.	2,452
35	Brown-Forman Corp., Class B	1,749
16	Bunge Ltd.	837
19	Campbell Soup Co.	690
28	Church & Dwight Co., Inc.	2,083
15	Clorox Co. (The)	2,232

Schedule of Investments(a)

460	Coca-Cola Co. (The)	$22,600
93	Colgate-Palmolive Co.	6,475
55	Conagra Brands, Inc.	1,472
19	Constellation Brands, Inc., Class A	3,353
50	Costco Wholesale Corp.	11,979
34	Coty, Inc., Class A	420
25	Estee Lauder Cos., Inc. (The), Class A	4,026
68	General Mills, Inc.	3,362
16	Hershey Co. (The)	2,111
33	Hormel Foods Corp.(c)	1,303
8	Ingredion, Inc.	609
13	JM Smucker Co. (The)	1,580
30	Kellogg Co.	1,577
39	Kimberly-Clark Corp.	4,988
69	Kraft Heinz Co. (The)	1,908
91	Kroger Co. (The)	2,076
17	Lamb Weston Holdings, Inc.	1,007
14	McCormick & Co., Inc.	2,185
22	Molson Coors Brewing Co., Class B	1,210
165	Mondelez International, Inc., Class A	8,390
47	Monster Beverage Corp.(b)	2,907
160	PepsiCo, Inc.	20,480
177	Philip Morris International, Inc.	13,652
283	Procter & Gamble Co. (The)	29,123
55	Sysco Corp.	3,785
34	Tyson Foods, Inc., Class A	2,580
92	Walgreens Boots Alliance, Inc.	4,539
165	Walmart, Inc.	16,738

		196,977

	Energy - 4.8%
57	Anadarko Petroleum Corp.	4,011
43	Apache Corp.	1,121
58	Baker Hughes a GE Co.	1,242
49	Cabot Oil & Gas Corp.	1,226
25	Cheniere Energy, Inc.(b)	1,580
216	Chevron Corp.	24,592
11	Cimarex Energy Co.	629
23	Concho Resources, Inc.	2,254
129	ConocoPhillips	7,606
11	Continental Resources, Inc.(b)	385
50	Devon Energy Corp.	1,258
18	Diamondback Energy, Inc.	1,765
66	EOG Resources, Inc.	5,404
481	Exxon Mobil Corp.	34,040
100	Halliburton Co.	2,129
12	Helmerich & Payne, Inc.	587
30	Hess Corp.	1,676
19	HollyFrontier Corp.	722
226	Kinder Morgan, Inc.	4,509
94	Marathon Oil Corp.	1,236
77	Marathon Petroleum Corp.	3,541
44	National Oilwell Varco, Inc.	917
55	Noble Energy, Inc.	1,177
86	Occidental Petroleum Corp.	4,280
47	ONEOK, Inc.	2,990
29	Parsley Energy, Inc., Class A(b)	517
50	Phillips 66	4,040
19	Pioneer Natural Resources Co.	2,697
17	Plains GP Holdings LP, Class A	383
157	Schlumberger Ltd.	5,446
26	Targa Resources Corp.	1,000
49	TechnipFMC PLC (United Kingdom)	1,019
47	Valero Energy Corp.	3,309
138	Williams Cos., Inc. (The)	3,641

		132,929

	Financials - 12.9%
6	Affiliated Managers Group, Inc.	503
85	Aflac, Inc.	4,360
60	AGNC Investment Corp.	984
2	Alleghany Corp.(b)	1,327
38	Allstate Corp. (The)	3,629
47	Ally Financial, Inc.	1,357

81	American Express Co.	$9,292
9	American Financial Group, Inc.	884
99	American International Group, Inc.	5,056
15	Ameriprise Financial, Inc.	2,073
158	Annaly Capital Management, Inc.	1,392
27	Aon PLC	4,862
46	Arch Capital Group Ltd.(b)	1,584
21	Arthur J. Gallagher & Co.	1,768
6	Assurant, Inc.	600
18	Athene Holding Ltd., Class A(b)	732
27	AXA Equitable Holdings, Inc.	555
1,042	Bank of America Corp.	27,717
98	Bank of New York Mellon Corp. (The)	4,184
88	BB&T Corp.	4,114
147	Berkshire Hathaway, Inc., Class B(b)	29,021
14	BlackRock, Inc.	5,818
12	Brighthouse Financial, Inc.(b)	426
53	Capital One Financial Corp.	4,551
13	Cboe Global Markets, Inc.	1,411
136	Charles Schwab Corp. (The)	5,659
52	Chubb Ltd.	7,596
18	Cincinnati Financial Corp.	1,768
12	CIT Group, Inc.	570
267	Citigroup, Inc.	16,594
53	Citizens Financial Group, Inc.	1,727
41	CME Group, Inc.	7,877
18	Comerica, Inc.	1,239
37	Discover Financial Services	2,758
29	E*TRADE Financial Corp.	1,299
16	East West Bancorp, Inc.	684
13	Eaton Vance Corp.	497
3	Erie Indemnity Co., Class A	638
5	Everest Re Group Ltd.	1,238
4	FactSet Research Systems, Inc.	1,113
31	Fidelity National Financial, Inc.	1,195
92	Fifth Third Bancorp	2,438
19	First Republic Bank	1,843
35	Franklin Resources, Inc.	1,114
38	Goldman Sachs Group, Inc. (The)	6,935
41	Hartford Financial Services Group, Inc. (The)	2,159
121	Huntington Bancshares, Inc.	1,531
65	Intercontinental Exchange, Inc.	5,344
47	Invesco Ltd.(d)	918
28	Jefferies Financial Group, Inc.	495
372	JPMorgan Chase & Co.	39,417
118	KeyCorp	1,884
55	KKR & Co., Inc., Class A	1,225
24	Lincoln National Corp.	1,427
30	Loews Corp.	1,541
15	M&T Bank Corp.	2,394
2	Markel Corp.(b)	2,118
4	MarketAxess Holdings, Inc.	1,191
57	Marsh & McLennan Cos., Inc.	5,449
92	MetLife, Inc.	4,251
20	Moody’s Corp.	3,658
147	Morgan Stanley	5,981
10	MSCI, Inc.	2,200
13	Nasdaq, Inc.	1,178
24	Northern Trust Corp.	2,052
43	People’s United Financial, Inc.	661
52	PNC Financial Services Group, Inc. (The)	6,618
32	Principal Financial Group, Inc.	1,650
66	Progressive Corp. (The)	5,232
46	Prudential Financial, Inc.	4,249
14	Raymond James Financial, Inc.	1,156
118	Regions Financial Corp.	1,632
7	Reinsurance Group of America, Inc.	1,036
5	RenaissanceRe Holdings Ltd. (Bermuda)	872
28	S&P Global, Inc.	5,989
15	SEI Investments Co.	754
6	Signature Bank	687

Schedule of Investments(a)

43	State Street Corp.	$2,376
51	SunTrust Banks, Inc.	3,061
6	SVB Financial Group(b)	1,208
74	Synchrony Financial	2,489
27	T. Rowe Price Group, Inc.	2,731
32	TD Ameritrade Holding Corp.	1,592
12	Torchmark Corp.	1,026
30	Travelers Cos., Inc. (The)	4,367
25	Unum Group	787
173	US Bancorp	8,685
18	Voya Financial, Inc.(c)	917
16	W.R. Berkley Corp.	995
491	Wells Fargo & Co.	21,786
15	Willis Towers Watson PLC	2,632
22	Zions Bancorp NA	948

		355,531

	Health Care - 14.0%
200	Abbott Laboratories	15,226
168	AbbVie, Inc.	12,887
5	ABIOMED, Inc.(b)	1,310
36	Agilent Technologies, Inc.	2,414
25	Alexion Pharmaceuticals, Inc.(b)	2,842
9	Align Technology, Inc.(b)	2,559
18	Alkermes PLC(b)	388
38	Allergan PLC	4,633
10	Alnylam Pharmaceuticals, Inc.(b)	675
18	AmerisourceBergen Corp.	1,402
71	Amgen, Inc.	11,836
29	Anthem, Inc.	8,061
55	Baxter International, Inc.	4,039
31	Becton, Dickinson and Co.	7,237
22	Biogen, Inc.(b)	4,824
20	BioMarin Pharmaceutical, Inc.(b)	1,645
157	Boston Scientific Corp.(b)	6,030
186	Bristol-Myers Squibb Co.	8,439
34	Cardinal Health, Inc.	1,430
79	Celgene Corp.(b)	7,409
47	Centene Corp.(b)	2,714
34	Cerner Corp.(b)	2,379
43	Cigna Corp.	6,365
6	Cooper Cos., Inc. (The)	1,787
147	CVS Health Corp.	7,698
72	Danaher Corp.	9,505
15	DaVita, Inc.(b)	651
25	DENTSPLY SIRONA, Inc.	1,347
10	DexCom, Inc.(b)	1,213
24	Edwards Lifesciences Corp.(b)	4,097
31	Elanco Animal Health, Inc.(b)	970
102	Eli Lilly & Co.	11,826
14	Exact Sciences Corp.(b)	1,451
145	Gilead Sciences, Inc.	9,026
31	HCA Healthcare, Inc.	3,750
17	Henry Schein, Inc.(b)	1,096
30	Hologic, Inc.(b)	1,320
15	Humana, Inc.	3,673
10	IDEXX Laboratories, Inc.(b)	2,498
17	Illumina, Inc.(b)	5,217
21	Incyte Corp.(b)	1,651
13	Intuitive Surgical, Inc.(b)	6,043
15	Ionis Pharmaceuticals, Inc.(b)	984
18	IQVIA Holdings, Inc.(b)	2,445
6	Jazz Pharmaceuticals PLC(b)	753
303	Johnson & Johnson	39,738
11	Laboratory Corp. of America Holdings(b)	1,789
22	McKesson Corp.	2,687
152	Medtronic PLC	14,072
293	Merck & Co., Inc.	23,209
3	Mettler-Toledo International, Inc.(b)	2,169
59	Mylan NV(b)	991
20	Nektar Therapeutics(b)	626
13	PerkinElmer, Inc.	1,122
15	Perrigo Co. PLC	630

631	Pfizer, Inc.	$26,199
15	Quest Diagnostics, Inc.	1,439
9	Regeneron Pharmaceuticals, Inc.(b)	2,716
16	ResMed, Inc.	1,826
13	Seattle Genetics, Inc.(b)	846
10	STERIS PLC	1,337
38	Stryker Corp.	6,963
5	Teleflex, Inc.	1,442
45	Thermo Fisher Scientific, Inc.	12,014
109	UnitedHealth Group, Inc.	26,356
9	Universal Health Services, Inc., Class B	1,076
10	Varian Medical Systems, Inc.(b)	1,263
14	Veeva Systems, Inc., Class A(b)	2,160
29	Vertex Pharmaceuticals, Inc.(b)	4,819
8	Waters Corp.(b)	1,606
6	WellCare Health Plans, Inc.(b)	1,657
23	Zimmer Biomet Holdings, Inc.	2,620
54	Zoetis, Inc.	5,457

		384,574

	Industrials - 9.3%
65	3M Co.	10,384
16	A.O. Smith Corp.	648
5	Acuity Brands, Inc.	618
11	Allegion PLC	1,068
1	AMERCO	368
13	American Airlines Group, Inc.	354
26	AMETEK, Inc.	2,129
49	Arconic, Inc.	1,073
61	Boeing Co. (The)	20,838
16	C.H. Robinson Worldwide, Inc.	1,274
65	Caterpillar, Inc.	7,788
10	Cintas Corp.	2,218
23	Copart, Inc.(b)	1,644
4	CoStar Group, Inc.(b)	2,039
88	CSX Corp.	6,553
17	Cummins, Inc.	2,563
35	Deere & Co.	4,906
19	Delta Air Lines, Inc.	978
16	Dover Corp.	1,431
48	Eaton Corp. PLC	3,576
71	Emerson Electric Co.	4,277
14	Equifax, Inc.	1,693
20	Expeditors International of Washington, Inc.	1,392
66	Fastenal Co.	2,019
28	FedEx Corp.	4,320
15	Flowserve Corp.	697
16	Fluor Corp.	443
34	Fortive Corp.	2,589
16	Fortune Brands Home & Security, Inc.	769
28	General Dynamics Corp.	4,503
989	General Electric Co.	9,336
13	Harris Corp.	2,433
20	HD Supply Holdings, Inc.(b)	830
5	HEICO Corp.	608
9	HEICO Corp., Class A	884
83	Honeywell International, Inc.	13,638
5	Huntington Ingalls Industries, Inc.	1,026
9	IDEX Corp.	1,374
43	IHS Markit Ltd.(b)	2,468
37	Illinois Tool Works, Inc.	5,167
28	Ingersoll-Rand PLC	3,314
10	J.B. Hunt Transport Services, Inc.	851
15	Jacobs Engineering Group, Inc.	1,129
105	Johnson Controls International PLC	4,045
11	Kansas City Southern	1,246
15	Knight-Swift Transportation Holdings, Inc.(c)	415
9	L3 Technologies, Inc.	2,179
4	Lennox International, Inc.	1,056
29	Lockheed Martin Corp.	9,818
7	ManpowerGroup, Inc.	599

Schedule of Investments(a)

33	Masco Corp.	$1,152
6	Middleby Corp. (The)(b)	783
40	Nielsen Holdings PLC	909
30	Norfolk Southern Corp.	5,854
18	Northrop Grumman Corp.	5,458
7	Old Dominion Freight Line, Inc.	927
12	Owens Corning	582
40	PACCAR, Inc.	2,633
15	Parker-Hannifin Corp.	2,285
19	Pentair PLC	662
32	Raytheon Co.	5,584
26	Republic Services, Inc.	2,199
14	Robert Half International, Inc.	751
14	Rockwell Automation, Inc.	2,084
17	Rollins, Inc.	639
12	Roper Technologies, Inc.	4,127
19	Sensata Technologies Holding PLC(b)	811
6	Snap-on, Inc.	935
16	Southwest Airlines Co.	762
12	Spirit AeroSystems Holdings, Inc., Class A	972
17	Stanley Black & Decker, Inc.	2,163
28	Textron, Inc.	1,268
5	TransDigm Group, Inc.(b)	2,205
21	TransUnion	1,376
21	Uber Technologies, Inc.(b)(c)	849
82	Union Pacific Corp.	13,676
8	United Continental Holdings, Inc.(b)	621
79	United Parcel Service, Inc., Class B	7,341
9	United Rentals, Inc.(b)	991
93	United Technologies Corp.	11,746
18	Verisk Analytics, Inc.	2,520
5	W.W. Grainger, Inc.	1,308
6	WABCO Holdings, Inc.(b)	785
15	Wabtec Corp.	936
30	Waste Connections, Inc.	2,839
48	Waste Management, Inc.	5,249
12	XPO Logistics, Inc.(b)(c)	625
20	Xylem, Inc.	1,484

		255,659

	Information Technology - 21.7%
72	Accenture PLC, Class A	12,821
55	Adobe, Inc.(b)	14,899
108	Advanced Micro Devices, Inc.(b)	2,960
19	Akamai Technologies, Inc.(b)	1,432
5	Alliance Data Systems Corp.	687
34	Amphenol Corp., Class A	2,958
42	Analog Devices, Inc.	4,058
9	ANSYS, Inc.(b)	1,615
536	Apple, Inc.	93,837
108	Applied Materials, Inc.	4,178
6	Arista Networks, Inc.(b)	1,468
10	Arrow Electronics, Inc.(b)	627
25	Autodesk, Inc.(b)	4,023
49	Automatic Data Processing, Inc.	7,846
45	Broadcom, Inc.	11,324
13	Broadridge Financial Solutions, Inc.	1,623
32	Cadence Design Systems, Inc.(b)	2,034
14	CDK Global, Inc.	678
17	CDW Corp.	1,673
500	Cisco Systems, Inc.	26,015
15	Citrix Systems, Inc.	1,412
20	Cognex Corp.	812
66	Cognizant Technology Solutions Corp., Class A	4,087
22	CommScope Holding Co., Inc.(b)	355
91	Corning, Inc.	2,624
18	Dell Technologies, Inc., Class C(b)	1,072
12	DocuSign, Inc.(b)	673
22	Dropbox, Inc., Class A(b)	496
30	DXC Technology Co.	1,426
6	EPAM Systems, Inc.(b)	1,036
7	F5 Networks, Inc.(b)	925

37	Fidelity National Information Services, Inc.	$4,451
61	First Data Corp., Class A(b)	1,551
44	Fiserv, Inc.(b)	3,778
10	FleetCor Technologies, Inc.(b)	2,582
60	Flex Ltd.(b)	536
16	FLIR Systems, Inc.	773
16	Fortinet, Inc.(b)	1,160
10	Gartner, Inc.(b)	1,513
18	Global Payments, Inc.	2,773
20	GoDaddy, Inc., Class A(b)	1,488
156	Hewlett Packard Enterprise Co.	2,140
174	HP, Inc.	3,250
511	Intel Corp.	22,504
101	International Business Machines Corp.	12,826
29	Intuit, Inc.	7,101
4	IPG Photonics Corp.(b)	501
9	Jack Henry & Associates, Inc.	1,181
39	Juniper Networks, Inc.	960
21	Keysight Technologies, Inc.(b)	1,578
19	KLA-Tencor Corp.	1,958
17	Lam Research Corp.	2,968
16	Leidos Holdings, Inc.	1,205
71	Marvell Technology Group Ltd.	1,583
104	Mastercard, Inc., Class A	26,155
31	Maxim Integrated Products, Inc.	1,630
27	Microchip Technology, Inc.	2,161
129	Micron Technology, Inc.(b)	4,207
828	Microsoft Corp.	102,407
4	MongoDB, Inc.(b)	561
19	Motorola Solutions, Inc.	2,849
29	NetApp, Inc.	1,717
65	NVIDIA Corp.	8,805
12	Okta, Inc.(b)	1,359
48	ON Semiconductor Corp.(b)	852
285	Oracle Corp.	14,421
11	Palo Alto Networks, Inc.(b)	2,202
37	Paychex, Inc.	3,174
6	Paycom Software, Inc.(b)	1,273
127	PayPal Holdings, Inc.(b)	13,938
13	PTC, Inc.(b)	1,093
14	Qorvo, Inc.(b)	856
138	QUALCOMM, Inc.	9,221
20	Red Hat, Inc.(b)	3,686
31	Sabre Corp.	629
87	salesforce.com, Inc.(b)	13,173
29	Seagate Technology PLC	1,214
21	ServiceNow, Inc.(b)	5,501
20	Skyworks Solutions, Inc.	1,333
17	Splunk, Inc.(b)	1,938
35	Square, Inc., Class A(b)	2,168
26	SS&C Technologies Holdings, Inc.	1,447
73	Symantec Corp.	1,367
17	Synopsys, Inc.(b)	1,979
8	Tableau Software, Inc., Class A(b)	900
38	TE Connectivity Ltd.	3,201
107	Texas Instruments, Inc.	11,161
19	Total System Services, Inc.	2,347
29	Trimble, Inc.(b)	1,157
11	Twilio, Inc., Class A(b)	1,452
12	VeriSign, Inc.(b)	2,340
199	Visa, Inc., Class A	32,105
9	VMware, Inc., Class A	1,593
33	Western Digital Corp.	1,228
50	Western Union Co. (The)	970
17	Workday, Inc., Class A(b)	3,470
34	Worldpay, Inc., Class A(b)	4,136
24	Xerox Corp.	735
29	Xilinx, Inc.	2,967
6	Zebra Technologies Corp., Class A(b)	1,029

		596,141

	Materials - 2.6%
25	Air Products & Chemicals, Inc.	5,090

Schedule of Investments(a)

12	Albemarle Corp.	$760
10	Avery Dennison Corp.	1,041
24	Axalta Coating Systems Ltd.(b)	564
37	Ball Corp.	2,271
15	Celanese Corp.	1,424
26	CF Industries Holdings, Inc.	1,046
19	Chemours Co. (The)	401
15	Crown Holdings, Inc.(b)	831
87	Dow, Inc.	4,068
256	DowDuPont, Inc.(b)	7,813
16	Eastman Chemical Co.	1,039
30	Ecolab, Inc.	5,523
15	FMC Corp.	1,102
156	Freeport-McMoRan, Inc.	1,515
12	International Flavors & Fragrances, Inc.(c)	1,625
44	International Paper Co.	1,825
63	Linde PLC (United Kingdom)	11,375
34	LyondellBasell Industries NV, Class A	2,524
7	Martin Marietta Materials, Inc.	1,473
42	Mosaic Co. (The)	902
93	Newmont Goldcorp Corp.	3,077
36	Nucor Corp.	1,728
11	Packaging Corp. of America	980
27	PPG Industries, Inc.	2,825
18	Sealed Air Corp.	754
9	Sherwin-Williams Co. (The)	3,775
26	Steel Dynamics, Inc.	654
15	Vulcan Materials Co.	1,874
4	Westlake Chemical Corp.	229
29	WestRock Co.	945

		71,053

	Real Estate - 3.3%
12	Alexandria Real Estate Equities, Inc.	1,757
50	American Tower Corp.	10,439
16	AvalonBay Communities, Inc.	3,248
18	Boston Properties, Inc.	2,355
11	Camden Property Trust	1,137
37	CBRE Group, Inc., Class A(b)	1,691
47	Crown Castle International Corp.	6,111
23	Digital Realty Trust, Inc.	2,708
41	Duke Realty Corp.	1,234
9	Equinix, Inc.	4,372
10	Equity LifeStyle Properties, Inc.	1,217
42	Equity Residential	3,216
7	Essex Property Trust, Inc.	2,042
14	Extra Space Storage, Inc.	1,500
8	Federal Realty Investment Trust	1,046
53	HCP, Inc.	1,681
84	Host Hotels & Resorts, Inc.	1,521
36	Invitation Homes, Inc.	923
31	Iron Mountain, Inc.	950
5	Jones Lang LaSalle, Inc.	622
48	Kimco Realty Corp.	835
17	Liberty Property Trust	807
12	Macerich Co. (The)	436
13	Mid-America Apartment Communities, Inc.	1,484
18	National Retail Properties, Inc.	964
72	Prologis, Inc.	5,304
18	Public Storage	4,282
34	Realty Income Corp.	2,383
17	Regency Centers Corp.	1,121
13	SBA Communications Corp.(b)	2,813
35	Simon Property Group, Inc.	5,673
10	SL Green Realty Corp.	860
10	Sun Communities, Inc.	1,263
31	UDR, Inc.	1,388
41	Ventas, Inc.	2,636
110	VEREIT, Inc.	977
19	Vornado Realty Trust	1,258
43	Welltower, Inc.	3,492
85	Weyerhaeuser Co.	1,938

18	WP Carey, Inc.	$1,494

		91,178

	Utilities - 3.3%
75	AES Corp.	1,185
27	Alliant Energy Corp.	1,281
28	Ameren Corp.	2,054
56	American Electric Power Co., Inc.	4,823
21	American Water Works Co., Inc.	2,373
13	Atmos Energy Corp.	1,323
57	CenterPoint Energy, Inc.	1,621
32	CMS Energy Corp.	1,796
35	Consolidated Edison, Inc.	3,021
91	Dominion Energy, Inc.	6,841
21	DTE Energy Co.	2,635
81	Duke Energy Corp.	6,934
37	Edison International	2,197
21	Entergy Corp.	2,038
30	Evergy, Inc.	1,744
36	Eversource Energy	2,658
110	Exelon Corp.	5,289
58	FirstEnergy Corp.	2,392
54	NextEra Energy, Inc.	10,703
42	NiSource, Inc.	1,170
33	NRG Energy, Inc.	1,123
23	OGE Energy Corp.	956
13	Pinnacle West Capital Corp.	1,221
82	PPL Corp.	2,440
57	Public Service Enterprise Group, Inc.	3,349
31	Sempra Energy	4,075
117	Southern Co. (The)	6,260
20	UGI Corp.	1,032
37	Vistra Energy Corp.	872
36	WEC Energy Group, Inc.	2,900
58	Xcel Energy, Inc.	3,326

		91,632

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,509,695)-99.8%	2,745,705

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.3%
6,080	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(e)(f)	6,080
2,093	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	2,094

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,174)	8,174

	Total Investments in Securities (Cost $2,517,869)-100.1%	2,753,879
	Other assets less liabilities-(0.1)%	(3,882)

	Net Assets-100.0%	$2,749,997

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

Schedule of Investments(a)

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Ltd.	$1,085	$39	$—	$(206)	$—	$918	$42

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 3.2%
41	AMC Entertainment Holdings, Inc., Class A(b)	$491
35	AMC Networks, Inc., Class A(c)	1,847
52	ANGI Homeservices, Inc., Class A(b)(c)	750
9	ATN International, Inc.	527
12	Bandwidth, Inc., Class A(c)	871
33	Boingo Wireless, Inc.(c)	624
7	Boston Omaha Corp., Class A(c)	169
4	Cable One, Inc.	4,468
22	Care.com, Inc.(c)	314
60	Cargurus, Inc.(c)	2,050
51	Cars.com, Inc.(c)	1,080
36	Cincinnati Bell, Inc.(c)	230
87	Cinemark Holdings, Inc.	3,305
26	Clear Channel Outdoor Holdings, Inc.(c)	132
35	Cogent Communications Holdings, Inc.	2,048
35	comScore, Inc.(c)	319
56	Consolidated Communications Holdings, Inc.(b)	224
38	E.W. Scripps Co. (The), Class A	578
20	Emerald Expositions Events, Inc.	234
97	Entercom Communications Corp., Class A	562
51	Entravision Communications Corp., Class A	150
9	Eventbrite, Inc., Class A(b)(c)	141
30	Fluent, Inc.(c)	146
83	Frontier Communications Corp.(b)(c)	156
90	Gannett Co., Inc.	707
75	GCI Liberty, Inc., Class A(c)	4,357
454	Globalstar, Inc.(c)	252
90	Glu Mobile, Inc.(c)	718
45	Gogo, Inc.(b)(c)	220
73	Gray Television, Inc.(c)	1,258
14	Hemisphere Media Group, Inc.(c)	189
43	IMAX Corp.(c)	936
79	Iridium Communications, Inc.(c)	1,693
36	John Wiley & Sons, Inc., Class A	1,504
34	Liberty Latin America Ltd., Class A (Chile)(c)	580
92	Liberty Latin America Ltd., Class C (Chile)(c)	1,581
7	Liberty Media Corp.-Liberty Braves, Class A(c)	186
28	Liberty Media Corp.-Liberty Braves, Class C(c)	745
57	Liberty TripAdvisor Holdings, Inc., Series A(c)	607
45	Lions Gate Entertainment Corp., Class A	665
89	Lions Gate Entertainment Corp., Class B	1,225
9	Loral Space & Communications, Inc.(c)	305
12	Madison Square Garden Co. (The), Class A(c)	3,550
16	Marcus Corp. (The)	559
31	Meredith Corp.(b)	1,605
48	MSG Networks, Inc., Class A(c)	1,013
49	National CineMedia, Inc.	321
45	New Media Investment Group, Inc.	415
117	New York Times Co. (The), Class A	3,723
36	Nexstar Media Group, Inc., Class A	3,605
59	ORBCOMM, Inc.(c)	394

7	pdvWireless, Inc.(c)	$341
33	QuinStreet, Inc.(c)	506
16	Rosetta Stone, Inc.(c)	395
24	Scholastic Corp.	794
37	Shenandoah Telecommunications Co.	1,488
52	Sinclair Broadcast Group, Inc., Class A	2,791
14	Spok Holdings, Inc.	216
19	TechTarget, Inc.(c)	359
169	TEGNA, Inc.	2,559
79	Telephone & Data Systems, Inc.	2,276
62	Tribune Media Co., Class A	2,871
13	Tribune Publishing Co.(c)	128
65	TrueCar, Inc.(c)	424
10	United States Cellular Corp.(c)	436
179	Vonage Holdings Corp.(c)	2,119
19	WideOpenWest, Inc.(c)	142
37	World Wrestling Entertainment, Inc., Class A	2,691
65	Yelp, Inc.(c)	1,997
653	Zynga, Inc., Class A(c)	4,107

		80,969

	Consumer Discretionary - 11.6%
20	1-800-Flowers.com, Inc., Class A(c)	365
53	Aaron’s, Inc.	2,823
52	Abercrombie & Fitch Co., Class A	900
26	Acushnet Holdings Corp.	611
70	Adient PLC	1,208
45	Adtalem Global Education, Inc.(c)	1,978
88	American Axle & Manufacturing Holdings, Inc.(c)	890
131	American Eagle Outfitters, Inc.	2,279
43	American Outdoor Brands Corp.(c)	361
13	American Public Education, Inc.(c)	364
5	America’s Car-Mart, Inc.(c)	430
15	Asbury Automotive Group, Inc.(c)	1,113
37	At Home Group, Inc.(c)	705
42	AutoNation, Inc.(c)	1,658
40	Barnes & Noble, Inc.	176
50	BBX Capital Corp.	204
24	Beazer Homes USA, Inc.(c)	218
108	Bed Bath & Beyond, Inc.(b)	1,370
31	Big Lots, Inc.	856
1	Biglari Holdings, Inc., Class B(c)	91
17	BJ’s Restaurants, Inc.	712
68	Bloomin’ Brands, Inc.	1,313
22	Boot Barn Holdings, Inc.(c)	575
66	Boyd Gaming Corp.	1,579
46	Bright Horizons Family Solutions, Inc.(c)	6,305
29	Brinker International, Inc.	1,090
68	Brunswick Corp.	2,821
23	Buckle, Inc. (The)	346
420	Caesars Entertainment Corp.(c)	3,692
34	Caleres, Inc.	641
70	Callaway Golf Co.	1,029
26	Camping World Holdings, Inc., Class A(b)	274
55	Career Education Corp.(c)	1,032
14	Carriage Services, Inc.	255
28	Carrols Restaurant Group, Inc.(c)	239
36	Carter’s, Inc.	3,028
36	Carvana Co.(b)(c)	2,084
18	Cato Corp. (The), Class A	223
7	Cavco Industries, Inc.(c)	1,005
20	Century Communities, Inc.(c)	534
34	Cheesecake Factory, Inc. (The)	1,470
82	Chegg, Inc.(c)	3,072
99	Chico’s FAS, Inc.	334
13	Children’s Place, Inc. (The)	1,205
28	Choice Hotels International, Inc.	2,304
28	Churchill Downs, Inc.	2,760
13	Chuy’s Holdings, Inc.(c)	288
10	Citi Trends, Inc.	137
24	Columbia Sportswear Co.	2,251

Schedule of Investments(a)

15	Conn’s, Inc.(c)	$269
15	Container Store Group, Inc. (The)(b)(c)	105
39	Cooper Tire & Rubber Co.	1,076
14	Cooper-Standard Holdings, Inc.(c)	541
36	Core-Mark Holding Co., Inc.	1,328
16	Cracker Barrel Old Country Store, Inc.	2,513
52	Crocs, Inc.(c)	1,005
112	Dana, Inc.	1,634
30	Dave & Buster’s Entertainment, Inc.	1,492
23	Deckers Outdoor Corp.(c)	3,498
25	Del Taco Restaurants, Inc.(c)	270
69	Delphi Technologies PLC	1,053
48	Denny’s Corp.(c)	945
54	Designer Brands, Inc., Class A	977
58	Dick’s Sporting Goods, Inc.	2,002
9	Dillard’s, Inc., Class A(b)	510
13	Dine Brands Global, Inc.	1,227
22	Dorman Products, Inc.(c)	1,796
15	Duluth Holdings, Inc., Class B(b)(c)	224
65	Dunkin’ Brands Group, Inc.	4,824
18	El Pollo Loco Holdings, Inc.(c)	189
52	Eldorado Resorts, Inc.(c)	2,557
20	Ethan Allen Interiors, Inc.	424
94	Etsy, Inc.(c)	5,857
55	Everi Holdings, Inc.(c)	613
54	Express, Inc.(c)	163
148	Extended Stay America, Inc.	2,537
18	Fiesta Restaurant Group, Inc.(c)	255
44	Five Below, Inc.(c)	5,664
53	Floor & Decor Holdings, Inc., Class A(c)	1,883
89	Foot Locker, Inc.	3,502
35	Fossil Group, Inc.(c)	343
30	Fox Factory Holding Corp.(c)	2,011
66	frontdoor, Inc.(c)	2,654
80	GameStop Corp., Class A(b)	606
58	Garrett Motion, Inc. (Switzerland)(c)	892
16	Genesco, Inc.(c)	720
203	Gentex Corp.	4,336
27	Gentherm, Inc.(c)	1,009
33	G-III Apparel Group Ltd.(c)	849
15	Golden Entertainment, Inc.(b)(c)	193
182	Goodyear Tire & Rubber Co. (The)	2,441
90	GoPro, Inc., Class A(c)	567
3	Graham Holdings Co., Class B	2,042
38	Grand Canyon Education, Inc.(c)	4,555
20	Green Brick Partners, Inc.(c)	174
14	Group 1 Automotive, Inc.	1,011
358	Groupon, Inc.(c)	1,264
44	Guess?, Inc.	711
5	Hamilton Beach Brands Holding Co., Class A	87
14	Haverty Furniture Cos., Inc.	244
20	Helen of Troy Ltd.(c)	2,672
14	Hibbett Sports, Inc.(c)	310
74	Hilton Grand Vacations, Inc.(c)	1,881
9	Hooker Furniture Corp.	241
82	Houghton Mifflin Harcourt Co.(c)	462
18	Installed Building Products, Inc.(c)	926
19	International Speedway Corp., Class A	850
22	iRobot Corp.(b)(c)	1,916
248	J.C. Penney Co., Inc.(b)(c)	211
18	Jack in the Box, Inc.	1,498
5	Johnson Outdoors, Inc., Class A	369
30	K12, Inc.(c)	917
61	KB Home	1,533
38	Kontoor Brands, Inc.(c)	1,113
9	Lands’ End, Inc.(c)	111
76	Laureate Education, Inc., Class A(c)	1,221
37	La-Z-Boy, Inc.	1,191
19	LCI Industries	1,575
15	LGI Homes, Inc.(c)	1,023
43	Liberty Expedia Holdings, Inc., Class A(c)	1,773

20	Lindblad Expeditions Holdings, Inc.(c)	$326
18	Lithia Motors, Inc., Class A	2,055
22	Lumber Liquidators Holdings, Inc.(b)(c)	211
22	M/I Homes, Inc.(c)	602
16	Malibu Boats, Inc., Class A(c)	574
7	Marine Products Corp.	97
18	MarineMax, Inc.(c)	280
31	Marriott Vacations Worldwide Corp.	2,787
15	MasterCraft Boat Holdings, Inc.(c)	298
271	Mattel, Inc.(c)	2,669
38	MDC Holdings, Inc.	1,194
28	Meritage Homes Corp.(c)	1,403
74	Michaels Cos., Inc. (The)(c)	674
40	Modine Manufacturing Co.(c)	514
10	Monarch Casino & Resort, Inc.(c)	430
26	Monro, Inc.	2,072
15	Motorcar Parts of America, Inc.(c)	266
13	Movado Group, Inc.	335
24	Murphy USA, Inc.(c)	1,926
52	National Vision Holdings, Inc.(c)	1,416
21	Noodles & Co.(c)	152
424	Office Depot, Inc.	831
44	Ollie’s Bargain Outlet Holdings, Inc.(c)	4,344
20	Overstock.com, Inc.(b)(c)	191
13	Oxford Industries, Inc.	926
16	Papa John’s International, Inc.(b)	775
44	Party City Holdco, Inc.(c)	348
87	Penn National Gaming, Inc.(c)	1,640
30	Penske Automotive Group, Inc.	1,282
16	PetMed Express, Inc.(b)	279
66	Planet Fitness, Inc., Class A(c)	5,047
46	Playa Hotels & Resorts N.V.(c)	370
22	PlayAGS, Inc.(c)	421
31	Pool Corp.	5,573
63	Quotient Technology, Inc.(c)	666
10	Red Robin Gourmet Burgers, Inc.(c)	256
55	Red Rock Resorts, Inc., Class A	1,148
22	Regis Corp.(c)	410
36	Rent-A-Center, Inc.(c)	859
15	RH(b)(c)	1,277
64	Roku, Inc.(c)	5,786
23	Ruth’s Hospitality Group, Inc.	526
95	Sally Beauty Holdings, Inc.(b)(c)	1,442
40	Scientific Games Corp.(c)	764
45	SeaWorld Entertainment, Inc.(c)	1,440
142	Service Corp. International	6,230
106	ServiceMaster Global Holdings, Inc.(c)	5,724
22	Shake Shack, Inc., Class A(c)	1,350
10	Shoe Carnival, Inc.(b)	257
26	Shutterfly, Inc.(c)	1,234
15	Shutterstock, Inc.	571
41	Signet Jewelers Ltd.	773
59	Six Flags Entertainment Corp.	2,912
105	Skechers U.S.A., Inc., Class A(c)	2,933
40	Skyline Champion Corp.	936
24	Sleep Number Corp.(c)	835
18	Sonic Automotive, Inc., Class A	314
16	Sonos, Inc.(b)(c)	162
25	Sotheby’s(c)	843
10	Speedway Motorsports, Inc.	182
13	Stamps.com, Inc.(c)	436
16	Standard Motor Products, Inc.	678
64	Steven Madden Ltd.	1,937
33	Stitch Fix, Inc., Class A(b)(c)	764
22	Stoneridge, Inc.(c)	573
17	Strategic Education, Inc.	2,992
14	Sturm Ruger & Co., Inc.	696
39	Tailored Brands, Inc.	205
82	Taylor Morrison Home Corp., Class A(c)	1,638
36	Tempur Sealy International, Inc.(c)	2,297
40	Tenneco, Inc., Class A	398
53	Texas Roadhouse, Inc.	2,717

Schedule of Investments(a)

43	Thor Industries, Inc.	$2,220
31	Tile Shop Holdings, Inc.	130
109	Toll Brothers, Inc.	3,790
27	TopBuild Corp.(c)	2,140
16	Tower International, Inc.	279
111	TRI Pointe Group, Inc.(c)	1,365
38	Tupperware Brands Corp.	708
23	Twin River Worldwide Holdings, Inc.(c)	693
11	Unifi, Inc.(c)	207
11	Universal Electronics, Inc.(c)	433
54	Urban Outfitters, Inc.(c)	1,213
83	Veoneer, Inc. (Sweden)(b)(c)	1,322
19	Vera Bradley, Inc.(c)	208
45	Vista Outdoor, Inc.(c)	345
22	Visteon Corp.(c)	979
38	Waitr Holdings, Inc.(b)(c)	266
37	Weight Watchers International, Inc.(c)	640
144	Wendy’s Co. (The)	2,648
26	William Lyon Homes, Class A(c)	482
63	Williams-Sonoma, Inc.(b)	3,685
23	Wingstop, Inc.	1,833
2	Winmark Corp.	330
24	Winnebago Industries, Inc.	771
72	Wolverine World Wide, Inc.	2,012
74	Wyndham Destinations, Inc.	2,944
77	Wyndham Hotels & Resorts, Inc.	4,107
13	YETI Holdings, Inc.(c)	311
16	Zumiez, Inc.(c)	316

		294,479

	Consumer Staples - 3.0%
24	Andersons, Inc. (The)	652
347	Avon Products, Inc. (United Kingdom)(c)	1,305
51	B&G Foods, Inc.(b)	1,119
76	BJ’s Wholesale Club Holdings, Inc.(c)	1,899
6	Boston Beer Co., Inc. (The), Class A(c)	1,886
13	Calavo Growers, Inc.	1,137
24	Cal-Maine Foods, Inc.	889
29	Casey’s General Stores, Inc.	3,743
9	Central Garden & Pet Co.(c)	253
33	Central Garden & Pet Co., Class A(c)	844
20	Chefs’ Warehouse, Inc. (The)(c)	633
4	Coca-Cola Consolidated, Inc.	1,208
129	Darling Ingredients, Inc.(c)	2,438
42	Edgewell Personal Care Co.(c)	1,199
17	elf Beauty, Inc.(c)	173
52	Energizer Holdings, Inc.	2,128
9	Farmer Brothers Co.(c)	165
149	Flowers Foods, Inc.	3,333
25	Fresh Del Monte Produce, Inc.	626
25	Freshpet, Inc.(c)	1,162
73	Hain Celestial Group, Inc. (The)(c)	1,488
84	Herbalife Nutrition Ltd.(c)	3,510
75	Hostess Brands, Inc.(c)	1,004
10	Ingles Markets, Inc., Class A	298
14	Inter Parfums, Inc.	907
12	J&J Snack Foods Corp.	1,930
7	John B. Sanfilippo & Son, Inc.	537
15	Lancaster Colony Corp.	2,157
21	Landec Corp.(c)	208
9	Medifast, Inc.	1,161
11	MGP Ingredients, Inc.(b)	662
9	National Beverage Corp.	406
43	Nu Skin Enterprises, Inc., Class A	2,008
82	Performance Food Group Co.(c)	3,227
49	Pilgrim’s Pride Corp.(c)	1,253
50	Post Holdings, Inc.(c)	5,255
18	PriceSmart, Inc.	875
26	Primo Water Corp.(c)	300
42	Rite Aid Corp.(b)(c)	322
16	Sanderson Farms, Inc.	2,187
55	Simply Good Foods Co. (The)(c)	1,182
24	Smart & Final Stores, Inc.(c)	156

28	SpartanNash Co.	$323
32	Spectrum Brands Holdings, Inc.	1,685
97	Sprouts Farmers Market, Inc.(c)	1,945
14	Tootsie Roll Industries, Inc.	531
44	TreeHouse Foods, Inc.(c)	2,294
9	Turning Point Brands, Inc.	443
40	United Natural Foods, Inc.(c)	406
20	Universal Corp.	1,130
171	US Foods Holding Corp.(c)	5,910
11	USANA Health Sciences, Inc.(c)	779
88	Vector Group Ltd.	788
7	Village Super Market, Inc., Class A	185
11	WD-40 Co.	1,720
13	Weis Markets, Inc.	491

		76,455

	Energy - 3.7%
179	Antero Midstream Corp.	2,187
206	Antero Resources Corp.(c)	1,353
61	Apergy Corp.(c)	1,892
13	Arch Coal, Inc., Class A(b)	1,146
102	Archrock, Inc.	905
51	Berry Petroleum Corp.	548
12	Bonanza Creek Energy, Inc.(c)	234
52	C&J Energy Services, Inc.(c)	616
36	Cactus, Inc., Class A(c)	1,172
36	California Resources Corp.(b)(c)	583
179	Callon Petroleum Co.(c)	1,119
72	Carrizo Oil & Gas, Inc.(c)	733
145	Centennial Resource Development, Inc., Class A(c)	1,145
30	Chaparral Energy, Inc., Class A(c)	127
896	Chesapeake Energy Corp.(b)(c)	1,720
112	Clean Energy Fuels Corp.(c)	299
156	CNX Resources Corp.(c)	1,204
22	CONSOL Energy, Inc.(c)	577
15	Contura Energy, Inc.(c)	790
35	Core Laboratories N.V.	1,667
26	Covia Holdings Corp.(b)(c)	76
24	CVR Energy, Inc.	1,019
64	Delek US Holdings, Inc.	1,959
361	Denbury Resources, Inc.(c)	520
54	Diamond Offshore Drilling, Inc.(b)(c)	425
12	DMC Global, Inc.	812
29	Dril-Quip, Inc.(c)	1,196
210	EnLink Midstream LLC	2,180
154	Ensco Rowan PLC, Class A	1,289
200	EQT Corp.	3,660
169	Equitrans Midstream Corp.	3,356
24	Exterran Corp.(c)	331
87	Extraction Oil & Gas, Inc.(b)(c)	295
60	Forum Energy Technologies, Inc.(c)	229
70	Frank’s International N.V.(c)	398
26	FTS International, Inc.(c)	160
304	Gran Tierra Energy, Inc. (Colombia)(c)	596
31	Green Plains, Inc.	405
121	Gulfport Energy Corp.(c)	662
111	Helix Energy Solutions Group, Inc.(c)	750
92	HighPoint Resources Corp.(c)	172
16	International Seaways, Inc.(c)	285
50	Jagged Peak Energy, Inc.(c)	415
37	Keane Group, Inc.(c)	272
16	KLX Energy Services Holdings, Inc.(c)	315
219	Kosmos Energy Ltd. (Ghana)	1,349
119	Laredo Petroleum, Inc.(c)	314
34	Liberty Oilfield Services, Inc., Class A	433
86	Magnolia Oil & Gas Corp.(c)	949
11	Mammoth Energy Services, Inc.	116
87	Matador Resources Co.(c)	1,430
21	Matrix Service Co.(c)	380
142	McDermott International, Inc.(c)	858
17	Montage Resources Corp.(b)(c)	133
129	Murphy Oil Corp.	3,206

Schedule of Investments(a)

267	Nabors Industries Ltd.	$630
71	Newpark Resources, Inc.(c)	496
13	Nine Energy Service, Inc.(c)	220
195	Noble Corp. PLC(c)	378
163	Northern Oil and Gas, Inc.(c)	324
225	Oasis Petroleum, Inc.(c)	1,170
77	Oceaneering International, Inc.(c)	1,263
45	Oil States International, Inc.(c)	749
25	Par Pacific Holdings, Inc.(c)	490
168	Patterson-UTI Energy, Inc.	1,786
89	PBF Energy, Inc., Class A	2,350
52	PDC Energy, Inc.(c)	1,587
59	Peabody Energy Corp.	1,388
8	Penn Virginia Corp.(c)	244
67	ProPetro Holding Corp.(c)	1,301
185	QEP Resources, Inc.(c)	1,278
167	Range Resources Corp.	1,306
29	Renewable Energy Group, Inc.(c)	454
4	REX American Resources Corp.(c)	270
45	Ring Energy, Inc.(c)	159
54	Roan Resources, Inc.(c)	113
51	RPC, Inc.(b)	379
24	SandRidge Energy, Inc.(c)	165
14	SEACOR Holdings, Inc.(c)	583
47	Select Energy Services, Inc., Class A(c)	503
53	SemGroup Corp., Class A	668
84	SM Energy Co.	977
24	Solaris Oilfield Infrastructure, Inc., Class A	342
424	Southwestern Energy Co.(c)	1,522
191	SRC Energy, Inc.(c)	905
122	Superior Energy Services, Inc.(c)	198
110	Tallgrass Energy LP	2,617
17	Talos Energy, Inc.(c)	397
75	Tellurian, Inc.(b)(c)	577
99	TETRA Technologies, Inc.(c)	152
5	Texas Pacific Land Trust	3,685
27	Tidewater, Inc.(c)	575
407	Transocean Ltd.(c)	2,523
43	Unit Corp.(c)	414
54	US Silica Holdings, Inc.	561
77	W&T Offshore, Inc.(c)	323
72	Whiting Petroleum Corp.(c)	1,323
53	World Fuel Services Corp.	1,544
330	WPX Energy, Inc.(c)	3,551

		93,402

	Financials - 16.0%
14	1st Source Corp.	613
25	AG Mortgage Investment Trust, Inc.	386
9	Allegiance Bancshares, Inc.(c)	292
11	Amalgamated Bank, Class A	182
36	Ambac Financial Group, Inc.(c)	547
71	American Equity Investment Life Holding Co.	2,010
6	American National Insurance Co.	680
37	Ameris Bancorp	1,306
15	AMERISAFE, Inc.	894
77	Anworth Mortgage Asset Corp.	292
113	Apollo Commercial Real Estate Finance, Inc.	2,077
57	Arbor Realty Trust, Inc.(b)	702
20	Ares Commercial Real Estate Corp.	294
61	Ares Management Corp., Class A	1,567
27	Argo Group International Holdings Ltd.	1,903
29	Arlington Asset Investment Corp., Class A	194
46	ARMOUR Residential REIT, Inc.	800
10	Arrow Financial Corp.	322
40	Artisan Partners Asset Management, Inc., Class A	946
129	Associated Banc-Corp.	2,556
3	Associated Capital Group, Inc., Class A(b)	112
81	Assured Guaranty Ltd.	3,310
20	Atlantic Capital Bancshares, Inc.(c)	327

58	Atlantic Union Bankshares Corp.	$1,873
66	Axis Capital Holdings Ltd.	3,932
43	Axos Financial, Inc.(c)	1,174
10	B. Riley Financial, Inc.	198
35	Banc of California, Inc.	463
14	BancFirst Corp.	731
40	Bancorp, Inc. (The)(c)	356
78	BancorpSouth Bank	2,112
33	Bank of Hawaii Corp.	2,497
10	Bank of Marin Bancorp	405
101	Bank OZK	2,919
77	BankUnited, Inc.	2,501
28	Banner Corp.	1,413
12	Bar Harbor Bankshares	284
34	Berkshire Hills Bancorp, Inc.	992
206	BGC Partners, Inc., Class A	968
92	Blackstone Mortgage Trust, Inc., Class A	3,244
38	Blucora, Inc.(c)	1,177
25	BOK Financial Corp.	1,873
66	Boston Private Financial Holdings, Inc.	677
12	Bridge Bancorp, Inc.	334
61	BrightSphere Investment Group PLC	655
63	Brookline Bancorp, Inc.	904
186	Brown & Brown, Inc.	5,872
16	Bryn Mawr Bank Corp.	585
13	Byline Bancorp, Inc.(c)	243
104	Cadence BanCorp	1,924
12	Camden National Corp.	508
48	Cannae Holdings, Inc.(c)	1,221
105	Capitol Federal Financial, Inc.	1,394
67	Capstead Mortgage Corp.	530
17	Carolina Financial Corp.	564
60	Cathay General Bancorp	2,018
15	CBTX, Inc.	409
92	CenterState Bank Corp.	2,014
23	Central Pacific Financial Corp.	639
2	Century Bancorp, Inc., Class A	179
56	Chemical Financial Corp.	2,120
147	Chimera Investment Corp.	2,681
38	Citizens, Inc.(c)	244
13	City Holding Co.	950
126	CNO Financial Group, Inc.	1,979
18	Cohen & Steers, Inc.	922
65	Colony Credit Real Estate, Inc.	989
57	Columbia Banking System, Inc.	1,901
45	Columbia Financial, Inc.(c)	687
78	Commerce Bancshares, Inc.	4,472
40	Community Bank System, Inc.	2,472
13	Community Trust Bancorp, Inc.	515
26	ConnectOne Bancorp, Inc.	546
21	Cowen, Inc., Class A(c)	318
13	Crawford & Co., Class A(b)	106
8	Credit Acceptance Corp.(c)	3,651
47	Cullen/Frost Bankers, Inc.	4,290
11	Curo Group Holdings Corp.(c)	103
23	Customers Bancorp, Inc.(c)	454
88	CVB Financial Corp.	1,808
3	Diamond Hill Investment Group, Inc.	431
24	Dime Community Bancshares, Inc.	427
10	Donegal Group, Inc., Class A	145
25	Donnelley Financial Solutions, Inc.(c)	308
56	Dynex Capital, Inc.	308
26	Eagle Bancorp, Inc.	1,380
16	eHealth, Inc.(c)	1,129
7	EMC Insurance Group, Inc.	253
26	Employers Holdings, Inc.	1,080
21	Encore Capital Group, Inc.(c)	721
26	Enova International, Inc.(c)	555
9	Enstar Group Ltd. (Bermuda)(c)	1,480
20	Enterprise Financial Services Corp.	784
12	Equity Bancshares, Inc., Class A(c)	299
73	Essent Group Ltd.(c)	3,427

Schedule of Investments(a)

32	Evercore, Inc., Class A	$2,471
25	Exantas Capital Corp.	273
41	EZCORP, Inc., Class A(c)	360
254	F.N.B. Corp.	2,794
13	FB Financial Corp.	452
9	FBL Financial Group, Inc., Class A	554
7	Federal Agricultural Mortgage Corp., Class C	479
75	Federated Investors, Inc., Class B	2,290
130	FGL Holdings	1,034
18	Fidelity Southern Corp.	507
12	Financial Institutions, Inc.	324
87	First American Financial Corp.	4,494
23	First Bancorp	814
170	First BanCorp	1,693
13	First Bancshares, Inc. (The)	387
39	First Busey Corp.	964
5	First Citizens BancShares, Inc., Class A	2,101
77	First Commonwealth Financial Corp.	968
11	First Community Bankshares, Inc.	360
16	First Defiance Financial Corp.	434
77	First Financial Bancorp	1,719
43	First Financial Bankshares, Inc.	2,436
8	First Financial Corp.	303
30	First Foundation, Inc.	393
106	First Hawaiian, Inc.	2,638
250	First Horizon National Corp.	3,353
32	First Interstate BancSystem, Inc., Class A	1,181
44	First Merchants Corp.	1,463
10	First Mid Bancshares, Inc.	334
83	First Midwest Bancorp, Inc.	1,618
20	First of Long Island Corp. (The)	427
34	FirstCash, Inc.	3,220
24	Flagstar Bancorp, Inc.	756
21	Flushing Financial Corp.	442
11	Franklin Financial Network, Inc.	289
133	Fulton Financial Corp.	2,096
5	GAMCO Investors, Inc., Class A	85
393	Genworth Financial, Inc., Class A(c)	1,144
19	German American Bancorp, Inc.	530
66	Glacier Bancorp, Inc.	2,601
7	Global Indemnity Ltd. (Cayman Islands)	208
40	Granite Point Mortgage Trust, Inc.	744
9	Great Southern Bancorp, Inc.	497
45	Great Western Bancorp, Inc.	1,398
39	Green Dot Corp., Class A(c)	1,810
13	Greenhill & Co., Inc.	195
22	Greenlight Capital Re Ltd., Class A(b)(c)	223
15	Hamilton Lane, Inc., Class A	737
67	Hancock Whitney Corp.	2,545
24	Hanmi Financial Corp.	495
32	Hanover Insurance Group, Inc. (The)	3,909
11	HarborOne Bancorp, Inc.(c)	197
6	HCI Group, Inc.	244
24	Heartland Financial USA, Inc.	991
32	Heritage Commerce Corp.	381
29	Heritage Financial Corp.	815
19	Heritage Insurance Holdings, Inc.	278
59	Hilltop Holdings, Inc.	1,188
126	Home BancShares, Inc.	2,208
20	HomeStreet, Inc.(c)	569
14	HomeTrust Bancshares, Inc.	343
99	Hope Bancorp, Inc.	1,274
32	Horace Mann Educators Corp.	1,296
29	Horizon Bancorp, Inc.	450
27	Houlihan Lokey, Inc.	1,221
43	IBERIABANK Corp.	3,075
4	Independence Holding Co.	149
17	Independent Bank Corp.	360
27	Independent Bank Corp.	1,872
27	Independent Bank Group, Inc.	1,394
56	Interactive Brokers Group, Inc., Class A	2,845

44	International Bancshares Corp.	$1,604
13	INTL. FCStone, Inc.(c)	452
100	Invesco Mortgage Capital, Inc.(d)	1,539
191	Investors Bancorp, Inc.	1,988
24	James River Group Holdings Ltd.	1,070
131	Janus Henderson Group PLC (United Kingdom)	2,662
69	Kearny Financial Corp.	925
43	Kemper Corp.	3,569
16	Kinsale Capital Group, Inc.	1,341
21	KKR Real Estate Finance Trust, Inc.	415
69	Ladder Capital Corp.	1,097
80	Ladenburg Thalmann Financial Services, Inc.	256
37	Lakeland Bancorp, Inc.	570
20	Lakeland Financial Corp.	879
38	LegacyTexas Financial Group, Inc.	1,387
67	Legg Mason, Inc.	2,387
236	LendingClub Corp.(c)	708
6	LendingTree, Inc.(b)(c)	2,254
19	Live Oak Bancshares, Inc.(b)	295
66	LPL Financial Holdings, Inc.	5,295
15	Luther Burbank Corp.	149
68	MBIA, Inc.(c)	603
12	Mercantile Bank Corp.	370
7	Merchants Bancorp	127
22	Mercury General Corp.	1,268
40	Meridian Bancorp, Inc.	691
28	Meta Financial Group, Inc.	733
353	MFA Financial, Inc.	2,485
279	MGIC Investment Corp.(c)	3,780
17	Midland States Bancorp, Inc.	417
36	Moelis & Co., Class A	1,144
15	Morningstar, Inc.	2,101
57	Mr Cooper Group, Inc.(c)	432
23	National Bank Holdings Corp., Class A	807
53	National General Holdings Corp.	1,204
2	National Western Life Group, Inc., Class A	533
173	Navient Corp.	2,256
34	NBT Bancorp, Inc.	1,222
16	Nelnet, Inc., Class A	948
321	New Residential Investment Corp.	4,895
371	New York Community Bancorp, Inc.	3,684
146	New York Mortgage Trust, Inc.	882
7	Nicolet Bankshares, Inc.(c)	409
52	NMI Holdings, Inc., Class A(c)	1,418
35	Northfield Bancorp, Inc.	525
77	Northwest Bancshares, Inc.	1,291
38	OceanFirst Financial Corp.	905
89	Ocwen Financial Corp.(c)	138
40	OFG Bancorp	751
11	Old Line Bancshares, Inc.	271
124	Old National Bancorp	1,977
225	Old Republic International Corp.	4,961
41	On Deck Capital, Inc.(c)	165
64	OneMain Holdings, Inc.	1,912
21	Opus Bank	421
14	Origin Bancorp, Inc.	467
32	Oritani Financial Corp.	512
44	Pacific Premier Bancorp, Inc.	1,245
95	PacWest Bancorp	3,452
11	Park National Corp.	1,039
13	Peapack-Gladstone Financial Corp.	352
49	PennyMac Financial Services, Inc.	1,039
60	PennyMac Mortgage Investment Trust	1,248
15	Peoples Bancorp, Inc.	464
12	People’s Utah Bancorp	336
57	Pinnacle Financial Partners, Inc.	3,018
11	Piper Jaffray Cos.	779
16	PJT Partners, Inc., Class A	590
78	Popular, Inc.	4,072
36	PRA Group, Inc.(c)	994

Schedule of Investments(a)

12	Preferred Bank	$525
33	Primerica, Inc.	3,790
42	ProAssurance Corp.	1,576
52	Prosperity Bancshares, Inc.	3,370
8	Protective Insurance Corp., Class B	137
49	Provident Financial Services, Inc.	1,168
14	Pzena Investment Management, Inc., Class A	124
12	QCR Holdings, Inc.	385
167	Radian Group, Inc.	3,749
24	Ready Capital Corp.	350
76	Redwood Trust, Inc.	1,211
37	Renasant Corp.	1,251
8	Republic Bancorp, Inc., Class A	367
37	Republic First Bancorp, Inc.(c)	179
30	RLI Corp.	2,576
27	S&T Bancorp, Inc.	1,018
11	Safety Insurance Group, Inc.	1,002
28	Sandy Spring Bancorp, Inc.	900
40	Seacoast Banking Corp. of Florida(c)	928
46	Selective Insurance Group, Inc.	3,296
36	ServisFirst Bancshares, Inc.	1,128
73	Simmons First National Corp., Class A	1,665
342	SLM Corp.	3,252
28	South State Corp.	1,845
25	Southside Bancshares, Inc.	814
219	Starwood Property Trust, Inc.	4,829
14	State Auto Financial Corp.	479
170	Sterling Bancorp	3,283
12	Sterling Bancorp, Inc	107
19	Stewart Information Services Corp.	781
56	Stifel Financial Corp.	3,003
17	Stock Yards Bancorp, Inc.	567
125	Synovus Financial Corp.	3,995
122	TCF Financial Corp.	2,325
39	Texas Capital Bancshares, Inc.(c)	2,235
44	TFS Financial Corp.	755
59	Third Point Reinsurance Ltd. (Bermuda)(c)	599
11	Tompkins Financial Corp.	869
57	Towne Bank	1,446
31	TPG RE Finance Trust, Inc.	594
21	TriCo Bancshares	783
18	TriState Capital Holdings, Inc.(c)	370
20	Triumph Bancorp, Inc.(c)	561
23	Trupanion, Inc.(b)(c)	675
76	TrustCo Bank Corp. NY	561
49	Trustmark Corp.	1,557
197	Two Harbors Investment Corp.	2,407
37	UMB Financial Corp.	2,284
173	Umpqua Holdings Corp.	2,763
80	United Bankshares, Inc.	2,862
62	United Community Banks, Inc.	1,644
39	United Community Financial Corp.	357
40	United Financial Bancorp, Inc.	522
17	United Fire Group, Inc.	798
17	United Insurance Holdings Corp.	229
26	Universal Insurance Holdings, Inc.	755
23	Univest Financial Corp.	549
260	Valley National Bancorp	2,553
34	Veritex Holdings, Inc.	865
10	Victory Capital Holdings, Inc., Class A(c)	164
37	Virtu Financial, Inc., Class A	852
5	Virtus Investment Partners, Inc.	508
60	Waddell & Reed Financial, Inc., Class A	969
23	Walker & Dunlop, Inc.	1,156
64	Washington Federal, Inc.	2,020
12	Washington Trust Bancorp, Inc.	589
20	Waterstone Financial, Inc.	330
72	Webster Financial Corp.	3,188
43	WesBanco, Inc.	1,528
21	Westamerica Bancorporation	1,258
78	Western Alliance Bancorp(c)	3,210

42	Western Asset Mortgage Capital Corp.	$407
6	Westwood Holdings Group, Inc.	176
2	White Mountains Insurance Group Ltd.	1,959
44	Wintrust Financial Corp.	2,981
96	WisdomTree Investments, Inc.	577
6	World Acceptance Corp.(c)	794
40	WSFS Financial Corp.	1,588

		406,718

	Health Care - 13.6%
26	Abeona Therapeutics, Inc.(c)	141
69	Acadia Healthcare Co., Inc.(c)	2,223
85	ACADIA Pharmaceuticals, Inc.(c)	2,039
23	Accelerate Diagnostics, Inc.(b)(c)	435
34	Acceleron Pharma, Inc.(c)	1,356
69	Accuray, Inc.(c)	256
103	Achillion Pharmaceuticals, Inc.(c)	286
37	Acorda Therapeutics, Inc.(c)	344
9	Addus HomeCare Corp.(c)	615
37	Aduro Biotech, Inc.(c)	120
34	Aerie Pharmaceuticals, Inc.(c)	1,238
87	Agenus, Inc.(c)	222
41	Agios Pharmaceuticals, Inc.(c)	1,893
29	Aimmune Therapeutics, Inc.(c)	568
14	Akcea Therapeutics, Inc.(b)(c)	295
60	Akebia Therapeutics, Inc.(c)	267
74	Akorn, Inc.(c)	305
48	Alder Biopharmaceuticals, Inc.(c)	519
10	Allakos, Inc.(b)(c)	392
19	Allogene Therapeutics, Inc.(c)	498
134	Allscripts Healthcare Solutions, Inc.(c)	1,304
27	AMAG Pharmaceuticals, Inc.(c)	257
25	Amedisys, Inc.(c)	2,808
175	Amicus Therapeutics, Inc.(c)	1,972
37	AMN Healthcare Services, Inc.(c)	1,792
72	Amneal Pharmaceuticals, Inc.(c)	543
27	Amphastar Pharmaceuticals, Inc.(c)	520
19	AnaptysBio, Inc.(c)	1,383
29	AngioDynamics, Inc.(c)	545
7	ANI Pharmaceuticals, Inc.(c)	488
11	Anika Therapeutics, Inc.(c)	418
117	Antares Pharma, Inc.(c)	326
34	Apellis Pharmaceuticals, Inc.(c)	683
20	Apollo Medical Holdings, Inc.(b)(c)	357
17	Arcus Biosciences, Inc.(c)	144
39	Arena Pharmaceuticals, Inc.(c)	2,067
73	ArQule, Inc.(c)	525
171	Array BioPharma, Inc.(c)	4,518
66	Arrowhead Pharmaceuticals, Inc.(b)(c)	1,565
9	Arvinas, Inc.(b)(c)	188
18	Assembly Biosciences, Inc.(c)	253
50	Assertio Therapeutics, Inc.(c)	146
33	Atara Biotherapeutics, Inc.(c)	733
36	Athenex, Inc.(b)(c)	520
30	AtriCure, Inc.(c)	879
1	Atrion Corp.	883
28	Audentes Therapeutics, Inc.(c)	983
37	Avanos Medical, Inc.(c)	1,394
8	Avrobio, Inc.(c)	113
27	AxoGen, Inc.(b)(c)	565
8	Axonics Modulation Technologies, Inc.(c)	263
18	Axsome Therapeutics, Inc.(b)(c)	413
60	BioCryst Pharmaceuticals, Inc.(c)	210
26	Biohaven Pharmaceutical Holding Co., Ltd.(c)	1,468
17	Bio-Rad Laboratories, Inc., Class A(c)	4,878
4	BioSpecifics Technologies Corp.(c)	237
30	Bio-Techne Corp.	5,942
26	BioTelemetry, Inc.(c)	1,244
43	Bluebird Bio, Inc.(c)	5,157
33	Blueprint Medicines Corp.(c)	2,508
132	Brookdale Senior Living, Inc.(c)	816
86	Bruker Corp.	3,592

Schedule of Investments(a)

8	Calyxt, Inc.(c)	$102
26	Cambrex Corp.(c)	1,035
29	Cantel Medical Corp.	1,993
28	Cara Therapeutics, Inc.(b)(c)	576
27	Cardiovascular Systems, Inc.(c)	1,052
29	CareDx, Inc.(c)	917
64	Castlight Health, Inc., Class B(c)	209
114	Catalent, Inc.(c)	5,187
73	Catalyst Pharmaceuticals, Inc.(c)	256
107	Cerus Corp.(c)	502
38	Charles River Laboratories International, Inc.(c)	4,767
13	Chemed Corp.	4,263
20	ChemoCentryx, Inc.(c)	226
35	Clovis Oncology, Inc.(c)	517
40	Codexis, Inc.(c)	724
40	Coherus Biosciences, Inc.(c)	756
21	Collegium Pharmaceutical, Inc.(c)	242
68	Community Health Systems, Inc.(b)(c)	181
10	Computer Programs & Systems, Inc.	258
22	CONMED Corp.	1,771
81	Corcept Therapeutics, Inc.(b)(c)	792
8	CorVel Corp.(c)	592
78	Covetrus, Inc.(c)	1,923
8	Crinetics Pharmaceuticals, Inc.(c)	210
20	CRISPR Therapeutics AG (Switzerland)(b)(c)	711
28	Cross Country Healthcare, Inc.(c)	199
29	CryoLife, Inc.(c)	834
11	Cyclerion Therapeutics, Inc.(c)	153
48	Cymabay Therapeutics, Inc.(c)	580
36	Cytokinetics, Inc.(c)	373
35	CytomX Therapeutics, Inc.(c)	338
10	Deciphera Pharmaceuticals, Inc.(b)(c)	228
48	Denali Therapeutics, Inc.(c)	915
35	Dermira, Inc.(b)(c)	327
37	Dicerna Pharmaceuticals, Inc.(c)	458
47	Diplomat Pharmacy, Inc.(c)	217
50	Dynavax Technologies Corp.(b)(c)	241
9	Eagle Pharmaceuticals, Inc.(c)	457
34	Editas Medicine, Inc.(c)	699
6	Eidos Therapeutics, Inc.(b)(c)	187
34	Emergent BioSolutions, Inc.(c)	1,357
11	Enanta Pharmaceuticals, Inc.(c)	995
77	Encompass Health Corp.	4,537
158	Endo International PLC(c)	782
39	Ensign Group, Inc. (The)	2,077
56	Epizyme, Inc.(c)	769
19	Esperion Therapeutics, Inc.(c)	904
55	Evolent Health, Inc., Class A(c)	585
10	Evolus, Inc.(c)	136
235	Exelixis, Inc.(c)	4,604
40	Fate Therapeutics, Inc.(c)	771
60	FibroGen, Inc.(c)	2,174
24	Five Prime Therapeutics, Inc.(c)	202
25	Flexion Therapeutics, Inc.(c)	276
54	Fluidigm Corp.(c)	707
7	Forty Seven, Inc.(c)	79
20	G1 Therapeutics, Inc.(c)	419
40	GenMark Diagnostics, Inc.(c)	268
20	Genomic Health, Inc.(c)	1,045
146	Geron Corp.(c)	212
27	Glaukos Corp.(c)	1,741
44	Global Blood Therapeutics, Inc.(c)	2,674
60	Globus Medical, Inc., Class A(c)	2,358
27	GlycoMimetics, Inc.(c)	320
15	Gossamer Bio, Inc.(c)	275
13	Guardant Health, Inc.(c)	999
40	Haemonetics Corp.(c)	3,880
102	Halozyme Therapeutics, Inc.(c)	1,505
26	Hanger, Inc.(c)	485
44	HealthEquity, Inc.(c)	2,876
20	HealthStream, Inc.(c)	500

58	Heron Therapeutics, Inc.(c)	$988
6	Heska Corp.(c)	421
52	Hill-Rom Holdings, Inc.	5,000
67	HMS Holdings Corp.(c)	2,039
15	Homology Medicines, Inc.(c)	304
133	Horizon Therapeutics PLC(c)	3,169
15	ICU Medical, Inc.(c)	3,192
117	ImmunoGen, Inc.(c)	211
120	Immunomedics, Inc.(b)(c)	1,568
56	Innoviva, Inc.(c)	766
15	Inogen, Inc.(c)	967
51	Inovalon Holdings, Inc., Class A(b)(c)	703
71	Inovio Pharmaceuticals, Inc.(b)(c)	170
65	Insmed, Inc.(c)	1,574
9	Inspire Medical Systems, Inc.(c)	508
46	Insulet Corp.(c)	5,050
23	Insys Therapeutics, Inc.(c)	17
25	Integer Holdings Corp.(c)	1,753
57	Integra LifeSciences Holdings Corp.(c)	2,656
25	Intellia Therapeutics, Inc.(c)	347
19	Intercept Pharmaceuticals, Inc.(b)(c)	1,574
24	Intersect ENT, Inc.(c)	566
37	Intra-Cellular Therapies, Inc.(c)	481
48	Intrexon Corp.(b)(c)	232
64	Invitae Corp.(c)	1,117
82	Iovance Biotherapeutics, Inc.(c)	1,341
19	iRhythm Technologies, Inc.(c)	1,301
121	Ironwood Pharmaceuticals, Inc.(c)	1,323
7	KalVista Pharmaceuticals, Inc.(c)	149
38	Karyopharm Therapeutics, Inc.(c)	214
8	Kiniksa Pharmaceuticals Ltd., Class A(c)	122
6	Krystal Biotech, Inc.(c)	189
22	Kura Oncology, Inc.(c)	352
30	Lantheus Holdings, Inc.(c)	720
13	LeMaitre Vascular, Inc.	336
37	Lexicon Pharmaceuticals, Inc.(b)(c)	199
23	LHC Group, Inc.(c)	2,605
16	Ligand Pharmaceuticals, Inc.(c)	1,718
38	LivaNova PLC(c)	2,732
32	Luminex Corp.	675
36	MacroGenics, Inc.(c)	660
7	Madrigal Pharmaceuticals, Inc.(b)(c)	647
18	Magellan Health, Inc.(c)	1,189
65	Mallinckrodt PLC(c)	565
40	Masimo Corp.(c)	5,230
58	Medicines Co. (The)(b)(c)	2,068
48	Medidata Solutions, Inc.(c)	4,375
69	MEDNAX, Inc.(c)	1,702
22	Medpace Holdings, Inc.(c)	1,188
10	MeiraGTx Holdings PLC(c)	220
33	Meridian Bioscience, Inc.	373
43	Merit Medical Systems, Inc.(c)	2,220
3	Mesa Laboratories, Inc.	749
26	Minerva Neurosciences, Inc.(c)	135
18	Mirati Therapeutics, Inc.(c)	1,220
47	Molina Healthcare, Inc.(c)	6,686
73	Momenta Pharmaceuticals, Inc.(c)	849
34	MyoKardia, Inc.(c)	1,584
17	Myovant Sciences Ltd.(b)(c)	167
57	Myriad Genetics, Inc.(c)	1,412
25	NanoString Technologies, Inc.(c)	711
34	Natera, Inc.(c)	779
9	National HealthCare Corp.	699
10	National Research Corp.	510
26	Natus Medical, Inc.(c)	647
41	Neogen Corp.(c)	2,310
70	NeoGenomics, Inc.(c)	1,520
71	Neurocrine Biosciences, Inc.(c)	6,019
24	Nevro Corp.(c)	1,419
38	NextGen Healthcare, Inc.(c)	732
18	Novavax, Inc.(c)	102
60	Novocure Ltd.(c)	3,187

Schedule of Investments(a)

40	NuVasive, Inc.(c)	$2,318
5	Odonate Therapeutics, Inc.(c)	107
37	Omeros Corp.(b)(c)	658
32	Omnicell, Inc.(c)	2,542
253	OPKO Health, Inc.(b)(c)	453
13	Optinose, Inc.(b)(c)	99
48	OraSure Technologies, Inc.(c)	398
15	Orthofix Medical, Inc.(c)	740
7	OrthoPediatrics Corp.(c)	272
101	Pacific Biosciences of California, Inc.(c)	677
29	Pacira BioSciences, Inc.(c)	1,262
67	Patterson Cos., Inc.	1,408
114	PDL BioPharma, Inc.(c)	321
24	Penumbra, Inc.(b)(c)	3,425
15	PetIQ, Inc.(c)	393
16	Phibro Animal Health Corp., Class A	473
47	Portola Pharmaceuticals, Inc.(b)(c)	1,311
46	PRA Health Sciences, Inc.(c)	3,990
50	Premier, Inc., Class A(c)	1,838
41	Prestige Consumer Healthcare, Inc.(c)	1,190
7	Principia Biopharma, Inc.(c)	205
66	Progenics Pharmaceuticals, Inc.(c)	277
31	Prothena Corp. PLC (Ireland)(c)	289
9	Providence Service Corp. (The)(c)	582
40	PTC Therapeutics, Inc.(c)	1,604
24	Puma Biotechnology, Inc.(b)(c)	355
7	Quanterix Corp.(c)	179
28	Quidel Corp.(c)	1,548
41	Quotient Ltd.(c)	396
69	R1 RCM, Inc.(c)	810
21	Ra Pharmaceuticals, Inc.(c)	454
34	Radius Health, Inc.(c)	707
33	RadNet, Inc.(c)	399
15	Reata Pharmaceuticals, Inc., Class A(c)	1,279
26	REGENXBIO, Inc.(c)	1,119
31	Repligen Corp.(c)	2,154
29	Retrophin, Inc.(c)	537
31	Revance Therapeutics, Inc.(c)	334
15	Rhythm Pharmaceuticals, Inc.(c)	378
131	Rigel Pharmaceuticals, Inc.(c)	279
23	Rocket Pharmaceuticals, Inc.(c)	376
34	Rockwell Medical, Inc.(b)(c)	156
25	Rubius Therapeutics, Inc.(c)	362
40	Sage Therapeutics, Inc.(b)(c)	6,875
89	Sangamo Therapeutics, Inc.(c)	779
53	Sarepta Therapeutics, Inc.(c)	6,034
9	Scholar Rock Holding Corp.(c)	165
90	Select Medical Holdings Corp.(c)	1,265
76	Senseonics Holdings, Inc.(b)(c)	150
16	Seres Therapeutics, Inc.(b)(c)	55
13	Solid Biosciences, Inc.(c)	72
77	Sorrento Therapeutics, Inc.(b)(c)	216
27	Spark Therapeutics, Inc.(c)	2,943
78	Spectrum Pharmaceuticals, Inc.(c)	574
26	STAAR Surgical Co.(c)	602
27	Stemline Therapeutics, Inc.(c)	355
41	Supernus Pharmaceuticals, Inc.(c)	1,231
15	Surgery Partners, Inc.(c)	129
11	Surmodics, Inc.(c)	446
49	Syneos Health, Inc.(c)	2,020
14	Tabula Rasa HealthCare, Inc.(c)	632
13	Tactile Systems Technology, Inc.(c)	624
41	Tandem Diabetes Care, Inc.(c)	2,811
53	Teladoc Health, Inc.(b)(c)	3,080
68	Tenet Healthcare Corp.(c)	1,357
59	TG Therapeutics, Inc.(b)(c)	370
161	TherapeuticsMD, Inc.(b)(c)	493
33	Theravance Biopharma, Inc.(b)(c)	548
19	Tilray, Inc., Class 2 (Canada)(c)	722
37	Tivity Health, Inc.(c)	677
145	TransEnterix, Inc.(c)	194
15	Tricida, Inc.(c)	551

17	Triple-S Management Corp., Class B(c)	$417
4	Twist Bioscience Corp.(c)	103
42	Ultragenyx Pharmaceutical, Inc.(c)	2,307
22	uniQure N.V. (Netherlands)(c)	1,305
34	United Therapeutics Corp.(c)	2,855
10	US Physical Therapy, Inc.	1,117
37	Vanda Pharmaceuticals, Inc.(c)	543
30	Varex Imaging Corp.(c)	800
26	Veracyte, Inc.(c)	589
33	Vericel Corp.(c)	516
45	ViewRay, Inc.(c)	378
50	Viking Therapeutics, Inc.(b)(c)	385
24	Vocera Communications, Inc.(c)	777
19	Voyager Therapeutics, Inc.(c)	414
14	WaVe Life Sciences Ltd.(c)	321
58	West Pharmaceutical Services, Inc.	6,647
94	Wright Medical Group N.V.(c)	2,888
40	Xencor, Inc.(c)	1,234
5	y-mAbs Therapeutics, Inc.(c)	102
107	ZIOPHARM Oncology, Inc.(b)(c)	458
31	Zogenix, Inc.(c)	1,168

		347,263

	Industrials - 14.1%
33	AAON, Inc.	1,498
26	AAR Corp.	782
52	ABM Industries, Inc.	1,885
80	ACCO Brands Corp.	588
48	Actuant Corp., Class A	1,063
119	ADT, Inc.(b)	696
59	Advanced Disposal Services, Inc.(c)	1,896
34	Advanced Drainage Systems, Inc.	975
122	AECOM(c)	3,892
25	Aegion Corp.(c)	360
55	Aerojet Rocketdyne Holdings, Inc.(c)	2,122
17	Aerovironment, Inc.(c)	1,101
51	AGCO Corp.	3,395
83	Air Lease Corp.	2,988
12	Air Transport Services Group, Inc.(c)	263
44	Aircastle Ltd.	854
8	Alamo Group, Inc.	759
23	Albany International Corp., Class A	1,612
3	Allegiant Travel Co.	420
94	Allison Transmission Holdings, Inc.	3,891
50	Altra Industrial Motion Corp.	1,568
16	Ameresco, Inc., Class A(c)	232
12	American Woodmark Corp.(c)	870
20	Apogee Enterprises, Inc.	725
30	Applied Industrial Technologies, Inc.	1,630
20	ArcBest Corp.	501
34	Arcosa, Inc.	1,152
11	Argan, Inc.	505
17	Armstrong Flooring, Inc.(c)	179
36	Armstrong World Industries, Inc.	3,193
41	ASGN, Inc.(c)	2,080
17	Astec Industries, Inc.	500
17	Astronics Corp.(c)	691
36	Atkore International Group, Inc.(c)	842
5	Atlas Air Worldwide Holdings, Inc.(c)	177
50	Avis Budget Group, Inc.(c)	1,418
46	Axon Enterprise, Inc.(c)	3,072
20	AZZ, Inc.	842
38	Barnes Group, Inc.	1,965
6	Barrett Business Services, Inc.	432
54	Beacon Roofing Supply, Inc.(c)	1,866
41	Bloom Energy Corp., Class A(c)	443
11	Blue Bird Corp.(c)	207
53	BMC Stock Holdings, Inc.(c)	1,062
39	Brady Corp., Class A	1,806
33	Briggs & Stratton Corp.	310
25	BrightView Holdings, Inc.(c)	418
39	Brink’s Co. (The)	3,003
90	Builders FirstSource, Inc.(c)	1,267

Schedule of Investments(a)

74	BWX Technologies, Inc.	$3,444
14	CAI International, Inc.(c)	315
45	Carlisle Cos., Inc.	5,999
34	Casella Waste Systems, Inc., Class A(c)	1,316
41	CBIZ, Inc.(c)	812
24	Chart Industries, Inc.(c)	1,839
17	Cimpress N.V. (Netherlands)(c)	1,488
13	CIRCOR International, Inc.(c)	549
104	Civeo Corp.(c)	141
42	Clean Harbors, Inc.(c)	2,693
69	Colfax Corp.(c)	1,732
17	Columbus McKinnon Corp.	616
29	Comfort Systems USA, Inc.	1,368
9	Construction Partners, Inc., Class A(c)	117
28	Continental Building Products, Inc.(c)	639
54	Cornerstone Building Brands, Inc.(c)	237
92	Covanta Holding Corp.	1,551
10	Covenant Transportation Group, Inc., Class A(c)	150
37	Crane Co.	2,829
12	CSW Industrials, Inc.	767
23	Cubic Corp.	1,298
32	Curtiss-Wright Corp.	3,568
33	Daseke, Inc.(c)	143
34	Deluxe Corp.	1,265
100	Donaldson Co., Inc.	4,745
18	Douglas Dynamics, Inc.	668
9	Ducommun, Inc.(c)	406
13	DXP Enterprises, Inc.(c)	419
25	Dycom Industries, Inc.(c)	1,304
22	Echo Global Logistics, Inc.(c)	433
44	EMCOR Group, Inc.	3,545
16	Encore Wire Corp.	799
25	Energy Recovery, Inc.(c)	236
34	EnerSys	1,912
20	Ennis, Inc.	370
61	Enphase Energy, Inc.(b)(c)	925
15	EnPro Industries, Inc.	832
20	ESCO Technologies, Inc.	1,398
63	Evoqua Water Technologies Corp.(c)	742
40	Exponent, Inc.	2,242
47	Federal Signal Corp.	1,123
9	Forrester Research, Inc.	410
23	Forward Air Corp.	1,284
15	Foundation Building Materials, Inc.(c)	228
31	Franklin Electric Co., Inc.	1,359
30	FTI Consulting, Inc.(c)	2,518
101	Gardner Denver Holdings, Inc.(c)	3,431
45	Gates Industrial Corp. PLC(c)	508
27	GATX Corp.	1,885
13	Genco Shipping & Trading Ltd.(c)	94
49	Generac Holdings, Inc.(c)	2,702
44	Genesee & Wyoming, Inc., Class A(c)	4,190
25	Gibraltar Industries, Inc.(c)	892
17	Global Brass & Copper Holdings, Inc.	742
26	GMS, Inc.(c)	438
14	Gorman-Rupp Co. (The)	415
130	Graco, Inc.	6,139
57	GrafTech International Ltd.	565
37	Granite Construction, Inc.	1,487
44	Great Lakes Dredge & Dock Corp.(c)	468
25	Greenbrier Cos., Inc. (The)	680
29	Griffon Corp.	417
25	H&E Equipment Services, Inc.	608
62	Harsco Corp.(c)	1,550
9	Hawaiian Holdings, Inc.	225
58	Healthcare Services Group, Inc.	1,833
35	Heartland Express, Inc.	626
15	Heidrick & Struggles International, Inc.	455
17	Herc Holdings, Inc.(c)	579
12	Heritage-Crystal Clean, Inc.(c)	300
46	Herman Miller, Inc.	1,633

39	Hertz Global Holdings, Inc.(c)	$549
67	Hexcel Corp.	4,877
49	Hillenbrand, Inc.	1,824
34	HNI Corp.	1,127
26	Hub Group, Inc., Class A(c)	1,013
43	Hubbell, Inc.	4,925
18	Huron Consulting Group, Inc.(c)	886
5	Hyster-Yale Materials Handling, Inc.	220
15	ICF International, Inc.	1,093
30	Insperity, Inc.	3,417
14	Insteel Industries, Inc.	256
47	Interface, Inc.	680
69	ITT, Inc.	3,976
53	JELD-WEN Holding, Inc.(c)	1,001
25	John Bean Technologies Corp.	2,564
9	Kadant, Inc.	731
20	Kaman Corp.	1,112
104	KAR Auction Services, Inc.	5,847
25	Kelly Services, Inc., Class A	587
64	Kennametal, Inc.	1,968
39	KeyW Holding Corp. (The)(c)	439
18	Kforce, Inc.	626
29	Kimball International, Inc., Class B	448
12	Kirby Corp.(c)	929
39	Knoll, Inc.	766
44	Korn Ferry	1,896
69	Kratos Defense & Security Solutions, Inc.(c)	1,521
31	Landstar System, Inc.	2,984
47	Lincoln Electric Holdings, Inc.	3,569
8	Lindsay Corp.	635
14	Lydall, Inc.(c)	253
61	Macquarie Infrastructure Corp.	2,432
28	Manitowoc Co., Inc. (The)(c)	382
32	Marten Transport Ltd.	564
20	Masonite International Corp.(c)	951
48	MasTec, Inc.(c)	2,232
8	Matson, Inc.	274
25	Matthews International Corp., Class A	851
19	McGrath RentCorp.	1,068
43	Mercury Systems, Inc.(c)	2,957
59	Meritor, Inc.(c)	1,189
55	Milacron Holdings Corp.(c)	631
15	Mistras Group, Inc.(c)	207
35	Mobile Mini, Inc.	1,073
25	Moog, Inc., Class A	2,061
66	MRC Global, Inc.(c)	977
29	MSA Safety, Inc.	2,882
35	MSC Industrial Direct Co., Inc., Class A	2,473
42	Mueller Industries, Inc.	1,132
124	Mueller Water Products, Inc., Class A	1,146
11	Multi-Color Corp.	547
13	MYR Group, Inc.(c)	420
4	National Presto Industries, Inc.(b)	392
33	Navigant Consulting, Inc.	726
35	Navistar International Corp.(c)	1,089
33	NN, Inc.	256
40	Nordson Corp.	5,025
85	NOW, Inc.(c)	1,108
8	NV5 Global, Inc.(c)	622
125	nVent Electric PLC	2,883
2	Omega Flex, Inc.	171
55	Oshkosh Corp.	3,915
6	Park-Ohio Holdings Corp.	187
18	Patrick Industries, Inc.(c)	734
46	PGT Innovations, Inc.(c)	688
148	Pitney Bowes, Inc.	540
183	Plug Power, Inc.(b)(c)	468
8	Powell Industries, Inc.	275
34	Primoris Services Corp.	620
20	Proto Labs, Inc.(c)	2,007
26	Quad/Graphics, Inc.	218
26	Quanex Building Products Corp.	403

Schedule of Investments(a)

111	Quanta Services, Inc.	$3,858
28	Raven Industries, Inc.	917
19	RBC Bearings, Inc.(c)	2,704
34	Regal Beloit Corp.	2,472
96	Resideo Technologies, Inc.(c)	1,889
24	Resources Connection, Inc.	368
22	REV Group, Inc.	244
82	Rexnord Corp.(c)	2,157
55	RR Donnelley & Sons Co.	122
22	Rush Enterprises, Inc., Class A	776
3	Rush Enterprises, Inc., Class B	108
42	Ryder System, Inc.	2,121
20	Saia, Inc.(c)	1,180
41	Schneider National, Inc., Class B	689
32	Simpson Manufacturing Co., Inc.	1,947
31	SiteOne Landscape Supply, Inc.(c)	2,011
10	SkyWest, Inc.	587
18	SP Plus Corp.(c)	559
26	Spartan Motors, Inc.	224
13	Spirit Airlines, Inc.(c)	599
34	SPX Corp.(c)	1,011
33	SPX FLOW, Inc.(c)	1,178
10	Standex International Corp.	650
68	Steelcase, Inc., Class A	1,091
71	Stericycle, Inc.(c)	3,293
23	Sun Hydraulics Corp.	960
57	Sunrun, Inc.(c)	893
10	Systemax, Inc.	206
22	Team, Inc.(c)	319
28	Teledyne Technologies, Inc.(c)	6,602
14	Tennant Co.	807
55	Terex Corp.	1,472
43	Tetra Tech, Inc.	2,903
26	Thermon Group Holdings, Inc.(c)	571
53	Timken Co. (The)	2,333
40	Titan International, Inc.	169
15	Titan Machinery, Inc.(c)	251
83	Toro Co. (The)	5,408
22	TPI Composites, Inc.(c)	459
46	Trex Co., Inc.(c)	2,752
36	TriMas Corp.(c)	1,031
36	TriNet Group, Inc.(c)	2,282
89	Trinity Industries, Inc.	1,716
43	Triton International Ltd. (Bermuda)	1,271
39	Triumph Group, Inc.	756
31	TrueBlue, Inc.(c)	658
31	Tutor Perini Corp.(c)	451
12	UniFirst Corp.	1,905
106	Univar, Inc.(c)	2,121
48	Universal Forest Products, Inc.	1,548
7	Universal Logistics Holdings, Inc.	132
42	Upwork, Inc.(c)	629
17	US Ecology, Inc.	1,012
17	Valmont Industries, Inc.	1,923
10	Veritiv Corp.(c)	177
16	Viad Corp.	1,005
14	Vicor Corp.(c)	424
33	Vivint Solar, Inc.(c)	215
7	VSE Corp.	169
43	Wabash National Corp.	581
31	WageWorks, Inc.(c)	1,549
25	Watsco, Inc.	3,935
22	Watts Water Technologies, Inc., Class A	1,791
104	Welbilt, Inc.(c)	1,605
36	Werner Enterprises, Inc.	1,004
43	Wesco Aircraft Holdings, Inc.(c)	422
34	WESCO International, Inc.(c)	1,592
8	Willdan Group, Inc.(c)	249
43	Willscot Corp.(c)	584
44	Woodward, Inc.	4,792
25	YRC Worldwide, Inc.(c)	107

		357,623

	Information Technology - 15.7%
46	2U, Inc.(c)	$1,748
90	3D Systems Corp.(b)(c)	728
75	8x8, Inc.(c)	1,810
41	A10 Networks, Inc.(c)	250
25	Acacia Communications, Inc.(c)	1,165
91	ACI Worldwide, Inc.(c)	2,863
37	ADTRAN, Inc.	580
30	Advanced Energy Industries, Inc.(c)	1,505
16	Agilysys, Inc.(c)	349
28	Alarm.com Holdings, Inc.(c)	1,633
15	Alpha & Omega Semiconductor Ltd.(c)	128
27	Altair Engineering, Inc., Class A(c)	1,029
35	Alteryx, Inc., Class A(c)	3,040
23	Ambarella, Inc.(c)	872
85	Amkor Technology, Inc.(c)	551
25	Anixter International, Inc.(c)	1,334
11	AppFolio, Inc., Class A(c)	1,060
18	Appian Corp., Class A(c)	650
15	Applied Optoelectronics, Inc.(b)(c)	130
58	Arlo Technologies, Inc.(c)	199
55	Aspen Technology, Inc.(c)	6,249
87	Avaya Holdings Corp.(c)	1,094
85	Avnet, Inc.	3,471
40	AVX Corp.	592
26	Axcelis Technologies, Inc.(c)	386
23	Badger Meter, Inc.	1,214
31	Belden, Inc.	1,587
30	Benchmark Electronics, Inc.	663
20	Benefitfocus, Inc.(c)	567
112	Black Knight, Inc.(c)	6,349
38	Blackbaud, Inc.	2,923
30	Blackline, Inc.(c)	1,542
110	Booz Allen Hamilton Holding Corp.	6,949
34	Bottomline Technologies (DE), Inc.(c)	1,485
107	Box, Inc., Class A(c)	1,978
56	Brooks Automation, Inc.	1,987
23	Cabot Microelectronics Corp.	2,242
19	CACI International, Inc., Class A(c)	3,867
27	CalAmp Corp.(c)	274
14	Carbon Black, Inc.(c)	211
26	Carbonite, Inc.(c)	615
31	Cardtronics PLC, Class A(c)	936
23	Casa Systems, Inc.(c)	129
10	Cass Information Systems, Inc.	451
33	Ceridian HCM Holding, Inc.(c)	1,623
17	CEVA, Inc.(c)	388
20	ChannelAdvisor Corp.(c)	184
123	Ciena Corp.(c)	4,298
46	Cirrus Logic, Inc.(c)	1,719
64	Cision Ltd.(c)	703
166	Cloudera, Inc.(c)	1,522
19	Coherent, Inc.(c)	2,091
32	Cohu, Inc.	466
34	CommVault Systems, Inc.(c)	1,566
19	Comtech Telecommunications Corp.	402
141	Conduent, Inc.(c)	1,255
20	Control4 Corp.(c)	473
63	CoreLogic, Inc.(c)	2,469
39	Cornerstone OnDemand, Inc.(c)	2,076
44	Coupa Software, Inc.(c)	4,805
32	Cray, Inc.(c)	1,120
81	Cree, Inc.(c)	4,466
26	CSG Systems International, Inc.	1,166
24	CTS Corp.	635
285	Cypress Semiconductor Corp.	5,079
30	Daktronics, Inc.	186
57	Diebold Nixdorf, Inc.(c)	484
34	Diodes, Inc.(c)	1,052
50	Dolby Laboratories, Inc., Class A	3,099
8	Domo, Inc., Class B(c)	268
20	Ebix, Inc.(b)	939

Schedule of Investments(a)

37	EchoStar Corp., Class A(c)	$1,583
20	Elastic N.V.(c)	1,641
33	Electronics For Imaging, Inc.(c)	1,209
51	Endurance International Group Holdings, Inc.(c)	227
106	Entegris, Inc.	3,640
36	Envestnet, Inc.(c)	2,409
11	ePlus, Inc.(c)	777
41	Euronet Worldwide, Inc.(c)	6,357
24	Everbridge, Inc.(c)	1,887
48	EVERTEC, Inc.	1,376
25	Evo Payments, Inc., Class A(c)	736
35	Exela Technologies, Inc.(c)	77
27	ExlService Holdings, Inc.(c)	1,600
92	Extreme Networks, Inc.(c)	518
29	Fabrinet (Thailand)(c)	1,237
23	Fair Isaac Corp.(c)	6,806
14	FARO Technologies, Inc.(c)	617
88	Finisar Corp.(c)	1,846
159	FireEye, Inc.(c)	2,320
62	First Solar, Inc.(c)	3,598
170	Fitbit, Inc., Class A(c)	787
46	Five9, Inc.(c)	2,362
25	ForeScout Technologies, Inc.(c)	803
58	FormFactor, Inc.(c)	833
41	GreenSky, Inc., Class A(b)(c)	454
24	GTT Communications, Inc.(b)(c)	571
64	Guidewire Software, Inc.(c)	6,433
20	Hackett Group, Inc. (The)	322
68	Harmonic, Inc.(c)	355
31	HubSpot, Inc.(c)	5,372
17	Ichor Holdings Ltd.(c)	359
47	II-VI, Inc.(c)	1,477
124	Infinera Corp.(c)	386
31	Inphi Corp.(c)	1,360
28	Insight Enterprises, Inc.(c)	1,441
24	Instructure, Inc.(c)	998
26	InterDigital, Inc.	1,652
28	Itron, Inc.(c)	1,586
37	j2 Global, Inc.	3,119
109	Jabil, Inc.	2,680
111	KBR, Inc.	2,466
43	KEMET Corp.	684
20	Kimball Electronics, Inc.(c)	285
71	Knowles Corp.(c)	1,117
52	Kulicke & Soffa Industries, Inc. (Singapore)	1,008
98	Lattice Semiconductor Corp.(c)	1,254
90	Limelight Networks, Inc.(c)	277
19	Littelfuse, Inc.	3,101
48	LivePerson, Inc.(c)	1,336
51	LiveRamp Holdings, Inc.(c)	2,620
40	LogMeIn, Inc.	2,873
60	Lumentum Holdings, Inc.(c)	2,428
36	MACOM Technology Solutions Holdings, Inc.(c)	509
51	Manhattan Associates, Inc.(c)	3,339
21	ManTech International Corp., Class A	1,289
50	MAXIMUS, Inc.	3,563
52	MaxLinear, Inc.(c)	1,101
36	Mellanox Technologies Ltd.(c)	3,952
29	Methode Electronics, Inc.	714
6	MicroStrategy, Inc., Class A(c)	797
38	Mimecast Ltd.(c)	1,725
30	Mitek Systems, Inc.(c)	306
42	MKS Instruments, Inc.	3,001
50	MobileIron, Inc.(c)	280
19	Model N, Inc.(c)	342
32	Monolithic Power Systems, Inc.	3,726
32	Monotype Imaging Holdings, Inc.	521
14	MTS Systems Corp.	760
18	Nanometrics, Inc.(c)	512

99	National Instruments Corp.	$3,820
93	NCR Corp.(c)	2,846
25	NETGEAR, Inc.(c)	630
61	NetScout Systems, Inc.(c)	1,495
38	New Relic, Inc.(c)	3,812
52	NIC, Inc.	830
22	nLight, Inc.(b)(c)	411
27	Novanta, Inc.(c)	2,161
224	Nuance Communications, Inc.(c)	3,846
111	Nutanix, Inc., Class A(c)	3,116
4	NVE Corp.	292
25	OneSpan, Inc.(c)	349
13	OSI Systems, Inc.(c)	1,347
14	Park Electrochemical Corp.	209
27	Paylocity Holding Corp.(c)	2,706
9	PC Connection, Inc.	286
22	PDF Solutions, Inc.(c)	267
31	Pegasystems, Inc.	2,236
26	Perficient, Inc.(c)	791
115	Perspecta, Inc.	2,497
53	Photronics, Inc.(c)	430
53	Pivotal Software, Inc., Class A(c)	1,055
26	Plantronics, Inc.	1,068
24	Plexus Corp.(c)	1,189
38	Pluralsight, Inc., Class A(c)	1,211
23	Power Integrations, Inc.	1,499
36	Presidio, Inc.	477
35	Progress Software Corp.	1,434
43	Proofpoint, Inc.(c)	4,831
26	PROS Holdings, Inc.(c)	1,474
144	Pure Storage, Inc., Class A(c)	2,284
31	Q2 Holdings, Inc.(c)	2,270
8	QAD, Inc., Class A	346
26	Qualys, Inc.(c)	2,304
22	Quantenna Communications, Inc.(c)	534
85	Rambus, Inc.(c)	966
32	Rapid7, Inc.(c)	1,672
62	RealPage, Inc.(c)	3,616
42	Ribbon Communications, Inc.(c)	179
55	RingCentral, Inc., Class A(c)	6,592
14	Rogers Corp.(c)	1,932
24	Rudolph Technologies, Inc.(c)	554
62	SailPoint Technologies Holding, Inc.(c)	1,089
54	Sanmina Corp.(c)	1,436
20	ScanSource, Inc.(c)	584
42	Science Applications International Corp.	3,223
6	SecureWorks Corp., Class A(c)	88
52	Semtech Corp.(c)	2,071
6	ShotSpotter, Inc.(c)	276
34	Silicon Laboratories, Inc.(c)	3,181
11	SMART Global Holdings, Inc.(c)	187
36	Smartsheet, Inc., Class A(c)	1,547
33	SolarEdge Technologies, Inc.(c)	1,768
14	SPS Commerce, Inc.(c)	1,427
50	SunPower Corp.(b)(c)	373
20	SVMK, Inc.(c)	344
22	Switch, Inc., Class A(b)	272
32	Sykes Enterprises, Inc.(c)	792
27	Synaptics, Inc.(c)	714
34	SYNNEX Corp.	2,948
29	Tech Data Corp.(c)	2,629
23	Tenable Holdings, Inc.(c)	641
92	Teradata Corp.(c)	3,159
141	Teradyne, Inc.	5,942
98	TiVo Corp.	706
29	Trade Desk, Inc. (The), Class A(c)	5,765
13	TTEC Holdings, Inc.	516
78	TTM Technologies, Inc.(c)	665
8	Tucows, Inc., Class A(c)	474
30	Tyler Technologies, Inc.(c)	6,401
31	Ultra Clean Holdings, Inc.(c)	395
40	Unisys Corp.(c)	388

Schedule of Investments(a)

33	Universal Display Corp.(b)	$4,849
17	Upland Software, Inc.(c)	795
23	Varonis Systems, Inc.(c)	1,438
38	Veeco Instruments, Inc.(c)	437
51	Verint Systems, Inc.(c)	2,894
37	Verra Mobility Corp.(c)	517
86	Versum Materials, Inc.	4,416
31	ViaSat, Inc.(c)	2,698
179	Viavi Solutions, Inc.(c)	2,157
22	Virtusa Corp.(c)	933
104	Vishay Intertechnology, Inc.	1,585
8	Vishay Precision Group, Inc.(c)	287
34	WEX, Inc.(c)	6,424
23	Workiva, Inc.(c)	1,280
38	Xperi Corp.	798
43	Yext, Inc.(c)	789
86	Zendesk, Inc.(c)	7,246
49	Zscaler, Inc.(c)	3,363
52	Zuora, Inc., Class A(c)	727

		399,114

	Materials - 5.0%
23	A. Schulman, Inc.(c)(e)	12
23	AdvanSix, Inc.(c)	561
248	AK Steel Holding Corp.(c)	427
145	Alcoa Corp.(c)	3,073
99	Allegheny Technologies, Inc.(c)	2,120
21	American Vanguard Corp.	279
30	Amyris, Inc.(b)(c)	102
49	AptarGroup, Inc.	5,550
49	Ashland Global Holdings, Inc.	3,669
25	Balchem Corp.	2,267
71	Bemis Co., Inc.	4,143
102	Berry Global Group, Inc.(c)	4,796
30	Boise Cascade Co.	666
47	Cabot Corp.	1,877
37	Carpenter Technology Corp.	1,501
41	Century Aluminum Co.(c)	229
6	Chase Corp.	610
13	Clearwater Paper Corp.(c)	209
229	Cleveland-Cliffs, Inc.(b)	1,992
159	Coeur Mining, Inc.(c)	452
92	Commercial Metals Co.	1,228
27	Compass Minerals International, Inc.	1,377
49	Domtar Corp.	2,060
36	Eagle Materials, Inc.	3,098
178	Element Solutions, Inc.(c)	1,684
62	Ferro Corp.(c)	839
21	FutureFuel Corp.	218
51	GCP Applied Technologies, Inc.(c)	1,334
233	Graphic Packaging Holding Co.	3,029
20	Greif, Inc., Class A	709
3	Greif, Inc., Class B	132
40	H.B. Fuller Co.	1,577
8	Hawkins, Inc.	284
10	Haynes International, Inc.	291
379	Hecla Mining Co.	497
165	Huntsman Corp.	2,866
33	Ingevity Corp.(c)	2,894
15	Innophos Holdings, Inc.	399
19	Innospec, Inc.	1,534
77	Intrepid Potash, Inc.(c)	243
13	Kaiser Aluminum Corp.	1,159
16	Koppers Holdings, Inc.(c)	427
25	Kraton Corp.(c)	612
18	Kronos Worldwide, Inc.	227
114	Livent Corp.(c)	720
106	Louisiana-Pacific Corp.	2,419
16	Materion Corp.	967
216	McEwen Mining, Inc.	292
33	Mercer International, Inc. (Canada)	473
28	Minerals Technologies, Inc.	1,455
25	Myers Industries, Inc.	423

13	Neenah, Inc.	$743
7	NewMarket Corp.	2,709
129	Olin Corp.	2,530
35	OMNOVA Solutions, Inc.(c)	198
120	Owens-Illinois, Inc.	1,920
35	P.H. Glatfelter Co.	510
61	PolyOne Corp.	1,533
32	PQ Group Holdings, Inc.(c)	485
10	Quaker Chemical Corp.	1,809
40	Rayonier Advanced Materials, Inc.(b)	261
53	Reliance Steel & Aluminum Co.	4,413
46	Resolute Forest Products, Inc.	296
51	Royal Gold, Inc.	4,488
103	RPM International, Inc.	5,513
13	Ryerson Holding Corp.(c)	100
21	Schnitzer Steel Industries, Inc., Class A	443
24	Schweitzer-Mauduit International, Inc.	751
33	Scotts Miracle-Gro Co. (The)	2,954
33	Sensient Technologies Corp.	2,234
61	Silgan Holdings, Inc.	1,768
78	Sonoco Products Co.	4,823
16	Stepan Co.	1,358
88	Summit Materials, Inc., Class A(c)	1,230
51	SunCoke Energy, Inc.(c)	374
30	TimkenSteel Corp.(c)	213
21	Tredegar Corp.	327
32	Trinseo S.A.	1,179
74	Tronox Holdings PLC, Class A	686
2	United States Lime & Minerals, Inc.	163
136	United States Steel Corp.	1,608
12	US Concrete, Inc.(b)(c)	559
148	Valvoline, Inc.	2,583
42	Venator Materials PLC(c)	183
27	Verso Corp., Class A(c)	465
47	W.R. Grace & Co.	3,313
36	Warrior Met Coal, Inc.	929
32	Worthington Industries, Inc.	1,092

		126,745

	Real Estate - 10.8%
64	Acadia Realty Trust	1,750
29	Agree Realty Corp.	1,942
54	Alexander & Baldwin, Inc.	1,246
2	Alexander’s, Inc.	736
5	Altisource Portfolio Solutions S.A.(c)	101
30	American Assets Trust, Inc.	1,362
107	American Campus Communities, Inc.	4,956
83	American Finance Trust, Inc.(b)	868
209	American Homes 4 Rent, Class A	5,102
137	Americold Realty Trust	4,288
116	Apartment Investment & Management Co., Class A	5,794
167	Apple Hospitality REIT, Inc.	2,578
39	Armada Hoffler Properties, Inc.	643
75	Ashford Hospitality Trust, Inc.	334
22	Braemar Hotels & Resorts, Inc.	230
138	Brandywine Realty Trust	2,085
234	Brixmor Property Group, Inc.	4,013
70	CareTrust REIT, Inc.	1,702
39	CatchMark Timber Trust, Inc., Class A	367
70	Cedar Realty Trust, Inc.	198
37	Chatham Lodging Trust	704
48	Chesapeake Lodging Trust	1,381
365	Colony Capital, Inc.	1,894
92	Columbia Property Trust, Inc.	1,967
14	Community Healthcare Trust, Inc.	548
93	CoreCivic, Inc.	2,037
10	CorEnergy Infrastructure Trust, Inc.	386
33	CorePoint Lodging, Inc.	400
29	CoreSite Realty Corp.	3,385
86	Corporate Office Properties Trust	2,394
330	Cousins Properties, Inc.	2,986
147	CubeSmart	4,957

Schedule of Investments(a)

76	Cushman & Wakefield PLC(c)	$1,281
85	CyrusOne, Inc.	5,018
158	DiamondRock Hospitality Co.	1,566
127	Douglas Emmett, Inc.	5,117
48	Easterly Government Properties, Inc.	884
29	EastGroup Properties, Inc.	3,219
117	Empire State Realty Trust, Inc., Class A	1,797
58	EPR Properties	4,530
95	Equity Commonwealth	3,094
37	Essential Properties Realty Trust, Inc.	787
17	eXp World Holdings, Inc.(c)	173
99	First Industrial Realty Trust, Inc.	3,436
39	Five Point Holdings LLC, Class A(b)(c)	303
8	Forestar Group, Inc.(c)	143
54	Four Corners Property Trust, Inc.	1,553
84	Franklin Street Properties Corp.	608
40	Front Yard Residential Corp.	458
6	FRP Holdings, Inc.(c)	279
160	Gaming and Leisure Properties, Inc.	6,318
95	GEO Group, Inc. (The)	2,083
27	Getty Realty Corp.	836
23	Gladstone Commercial Corp.	485
66	Global Net Lease, Inc.	1,215
49	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,270
98	Healthcare Realty Trust, Inc.	3,160
161	Healthcare Trust of America, Inc., Class A	4,635
29	Hersha Hospitality Trust	494
29	HFF, Inc., Class A	1,252
81	Highwoods Properties, Inc.	3,553
129	Hospitality Properties Trust	3,208
32	Howard Hughes Corp. (The)(c)	3,291
121	Hudson Pacific Properties, Inc.	4,043
70	Independence Realty Trust, Inc.	769
51	Industrial Logistics Properties Trust	962
7	Innovative Industrial Properties, Inc.(b)	588
9	Investors Real Estate Trust	521
53	iStar, Inc.	584
91	JBG SMITH Properties	3,594
101	Kennedy-Wilson Holdings, Inc.	2,076
79	Kilroy Realty Corp.	5,823
66	Kite Realty Group Trust	1,003
67	Lamar Advertising Co., Class A	5,240
166	Lexington Realty Trust	1,522
37	Life Storage, Inc.	3,562
31	LTC Properties, Inc.	1,387
71	Mack-Cali Realty Corp.	1,613
18	Marcus & Millichap, Inc.(c)	550
291	Medical Properties Trust, Inc.	5,174
71	MGM Growth Properties LLC, Class A	2,183
69	Monmouth Real Estate Investment Corp.	962
34	National Health Investors, Inc.	2,671
44	National Storage Affiliates Trust	1,311
64	New Senior Investment Group, Inc.	422
103	Newmark Group, Inc., Class A	822
15	NexPoint Residential Trust, Inc.	601
31	NorthStar Realty Europe Corp.	511
38	Office Properties Income Trust	909
168	Omega Healthcare Investors, Inc.	5,984
11	One Liberty Properties, Inc.	314
110	Outfront Media, Inc.	2,711
146	Paramount Group, Inc.	2,080
158	Park Hotels & Resorts, Inc.	4,364
102	Pebblebrook Hotel Trust	2,839
53	Pennsylvania Real Estate Investment Trust(b)	340
143	Physicians Realty Trust	2,618
98	Piedmont Office Realty Trust, Inc., Class A	1,992
53	PotlatchDeltic Corp.	1,783
33	Preferred Apartment Communities, Inc., Class A	518
16	PS Business Parks, Inc.	2,575

43	QTS Realty Trust, Inc., Class A	$1,985
102	Rayonier, Inc.	2,871
14	RE/MAX Holdings, Inc., Class A	415
89	Realogy Holdings Corp.(b)	631
57	Redfin Corp.(b)(c)	898
89	Retail Opportunity Investments Corp.	1,490
167	Retail Properties of America, Inc., Class A	1,986
12	Retail Value, Inc.	383
76	Rexford Industrial Realty, Inc.	2,873
137	RLJ Lodging Trust	2,352
5	RMR Group, Inc. (The), Class A	241
63	RPT Realty	767
38	Ryman Hospitality Properties, Inc.	3,038
140	Sabra Health Care REIT, Inc.	2,701
11	Saul Centers, Inc.	591
186	Senior Housing Properties Trust	1,466
27	Seritage Growth Properties, Class A(b)	1,129
113	SITE Centers Corp.	1,443
34	Spirit MTA REIT	239
68	Spirit Realty Capital, Inc.	2,901
28	St. Joe Co. (The)(b)(c)	446
88	STAG Industrial, Inc.	2,568
158	STORE Capital Corp.	5,407
82	Summit Hotel Properties, Inc.	937
179	Sunstone Hotel Investors, Inc.	2,402
74	Tanger Factory Outlet Centers, Inc.(b)	1,255
48	Taubman Centers, Inc.	2,129
17	Tejon Ranch Co.(c)	275
48	Terreno Realty Corp.	2,194
42	Tier REIT, Inc.	1,131
27	UMH Properties, Inc.	359
140	Uniti Group, Inc.	1,345
10	Universal Health Realty Income Trust	820
90	Urban Edge Properties	1,553
23	Urstadt Biddle Properties, Inc., Class A	503
317	VICI Properties, Inc.	7,031
146	Washington Prime Group, Inc.(b)	599
63	Washington Real Estate Investment Trust	1,676
96	Weingarten Realty Investors	2,707
28	Whitestone REIT	355
88	Xenia Hotels & Resorts, Inc.	1,840

		274,833

	Utilities - 3.1%
40	ALLETE, Inc.	3,276
29	American States Water Co.	2,115
165	Aqua America, Inc.	6,524
9	AquaVenture Holdings Ltd.(c)	160
52	Avista Corp.	2,172
47	Black Hills Corp.	3,581
38	California Water Service Group	1,870
13	Chesapeake Utilities Corp.	1,180
27	Clearway Energy, Inc., Class A	387
57	Clearway Energy, Inc., Class C	855
9	Connecticut Water Service, Inc.	629
32	El Paso Electric Co.	1,862
85	Hawaiian Electric Industries, Inc.	3,531
40	IDACORP, Inc.	4,011
154	MDU Resources Group, Inc.	3,801
27	MGE Energy, Inc.	1,788
13	Middlesex Water Co.	769
61	National Fuel Gas Co.	3,252
70	New Jersey Resources Corp.	3,321
44	NextEra Energy Partners LP	1,947
23	Northwest Natural Holding Co.	1,583
39	NorthWestern Corp.	2,767
41	ONE Gas, Inc.	3,590
30	Ormat Technologies, Inc.	1,771
28	Otter Tail Corp.	1,391
69	Pattern Energy Group, Inc., Class A	1,463
62	PNM Resources, Inc.	2,921
70	Portland General Electric Co.	3,700
19	SJW Group	1,171

Schedule of Investments(a)

72	South Jersey Industries, Inc.	$2,272
42	Southwest Gas Holdings, Inc.	3,576
40	Spire, Inc.	3,333
39	Star Group LP(b)	378
49	TerraForm Power, Inc., Class A	661
12	Unitil Corp.	682
10	York Water Co. (The)	345

		78,635

	Total Common Stocks & Other Equity Interests (Cost $2,556,106)	2,536,236

	Money Market Funds - 0.1%
1,335	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(f) (Cost $1,335)	1,335

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,557,441)-99.9%	2,537,571

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 3.2%
60,248	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(f)(g)	60,248
20,816	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(f)(g)	20,822

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,070)	81,070

	Total Investments in Securities (Cost $2,638,511)-103.1%	2,618,641
	Other assets less liabilities-(3.1)%	(78,821)

	Net Assets-100.0%	$2,539,820

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)	Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended May 31, 2019.

	Value August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$1,380	$318	$(79)	$(74)	$(6)	$1,539	$115

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities— 39.9%
	U.S. Treasury Bonds— 10.1%
$100,000	U.S. Treasury Bonds	7.625%	11/15/2022	$119,004
100,000	U.S. Treasury Bonds	6.250	08/15/2023	117,373
100,000	U.S. Treasury Bonds	6.625	02/15/2027	132,246
50,000	U.S. Treasury Bonds	5.375	02/15/2031	66,435
50,000	U.S. Treasury Bonds	4.500	02/15/2036	65,209
200,000	U.S. Treasury Bonds	4.250	05/15/2039	258,676
100,000	U.S. Treasury Bonds	4.500	08/15/2039	133,578
100,000	U.S. Treasury Bonds	4.375	11/15/2039	131,580
100,000	U.S. Treasury Bonds	4.750	02/15/2041	138,482
100,000	U.S. Treasury Bonds	2.750	08/15/2042	103,820
100,000	U.S. Treasury Bonds	2.875	05/15/2043	105,853
50,000	U.S. Treasury Bonds	3.750	11/15/2043	60,941
200,000	U.S. Treasury Bonds	3.625	02/15/2044	239,273
200,000	U.S. Treasury Bonds	2.875	08/15/2045	211,672
200,000	U.S. Treasury Bonds	2.250	08/15/2046	187,023
200,000	U.S. Treasury Bonds	3.000	05/15/2047	216,867
100,000	U.S. Treasury Bonds	2.750	08/15/2047	103,305
50,000	U.S. Treasury Bonds	3.125	05/15/2048	55,487
50,000	U.S. Treasury Bonds	3.000	02/15/2049	54,331
25,000	U.S. Treasury Bonds	2.875	05/15/2049	26,520

				2,527,675

	U.S. Treasury Notes— 29.8%
200,000	U.S. Treasury Notes	1.500	06/15/2020	198,535
200,000	U.S. Treasury Notes	2.625	08/15/2020	201,164
200,000	U.S. Treasury Notes	1.375	10/31/2020	198,098
100,000	U.S. Treasury Notes	2.625	11/15/2020	100,818
250,000	U.S. Treasury Notes	1.625	11/30/2020	248,408
100,000	U.S. Treasury Notes	2.375	12/31/2020	100,525
100,000	U.S. Treasury Notes	1.750	12/31/2020	99,570
75,000	U.S. Treasury Notes	3.625	02/15/2021	77,016
100,000	U.S. Treasury Notes	2.500	02/28/2021	100,855
115,000	U.S. Treasury Notes	2.250	03/31/2021	115,544
200,000	U.S. Treasury Notes	1.250	03/31/2021	197,395
200,000	U.S. Treasury Notes	3.125	05/15/2021	204,406
200,000	U.S. Treasury Notes	1.125	06/30/2021	196,785
100,000	U.S. Treasury Notes	2.125	08/15/2021	100,404
200,000	U.S. Treasury Notes	1.125	09/30/2021	196,492
100,000	U.S. Treasury Notes	2.000	11/15/2021	100,217
200,000	U.S. Treasury Notes	1.875	11/30/2021	199,773
200,000	U.S. Treasury Notes	1.750	11/30/2021	199,180
200,000	U.S. Treasury Notes	2.000	02/15/2022	200,508
200,000	U.S. Treasury Notes	1.875	03/31/2022	199,922
200,000	U.S. Treasury Notes	1.750	05/15/2022	199,105
200,000	U.S. Treasury Notes	2.125	06/30/2022	201,344
100,000	U.S. Treasury Notes	1.625	08/15/2022	99,131
100,000	U.S. Treasury Notes	1.625	11/15/2022	99,057
100,000	U.S. Treasury Notes	2.000	11/30/2022	100,297
100,000	U.S. Treasury Notes	2.125	12/31/2022	100,754
100,000	U.S. Treasury Notes	2.000	02/15/2023	100,299
200,000	U.S. Treasury Notes	1.500	02/28/2023	197,008
100,000	U.S. Treasury Notes	1.750	05/15/2023	99,352
100,000	U.S. Treasury Notes	2.500	08/15/2023	102,309
200,000	U.S. Treasury Notes	2.750	11/15/2023	206,895
200,000	U.S. Treasury Notes	2.250	01/31/2024	202,734
50,000	U.S. Treasury Notes	2.750	02/15/2024	51,821
100,000	U.S. Treasury Notes	2.375	02/29/2024	102,025
50,000	U.S. Treasury Notes	2.125	03/31/2024	50,421
100,000	U.S. Treasury Notes	2.500	05/15/2024	102,604
200,000	U.S. Treasury Notes	2.000	06/30/2024	200,492
200,000	U.S. Treasury Notes	2.375	08/15/2024	204,102
150,000	U.S. Treasury Notes	2.250	11/15/2024	152,145
200,000	U.S. Treasury Notes	2.000	02/15/2025	200,211

Schedule of Investments

$100,000	U.S. Treasury Notes	2.125%	05/15/2025	$100,711
100,000	U.S. Treasury Notes	2.000	08/15/2025	99,979
200,000	U.S. Treasury Notes	2.250	11/15/2025	202,797
50,000	U.S. Treasury Notes	1.625	05/15/2026	48,688
100,000	U.S. Treasury Notes	1.500	08/15/2026	96,367
200,000	U.S. Treasury Notes	2.000	11/15/2026	199,309
100,000	U.S. Treasury Notes	2.375	05/15/2027	102,223
150,000	U.S. Treasury Notes	2.250	08/15/2027	151,816
50,000	U.S. Treasury Notes	2.250	11/15/2027	50,568
100,000	U.S. Treasury Notes	2.750	02/15/2028	105,061
100,000	U.S. Treasury Notes	2.875	05/15/2028	106,131
50,000	U.S. Treasury Notes	2.875	08/15/2028	53,103
50,000	U.S. Treasury Notes	3.125	11/15/2028	54,215
100,000	U.S. Treasury Notes	2.625	02/15/2029	104,215

				7,482,904

	Total U.S. Treasury Securities (Cost $9,806,910)			10,010,579

	Corporate Bonds and Notes— 28.0%
	Aerospace/Defense— 0.4%
100,000	United Technologies Corp.	4.500	06/01/2042	106,180

	Agriculture— 0.4%
100,000	Philip Morris International, Inc.	4.125	03/04/2043	99,439

	Auto Manufacturers— 0.8%
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	99,916
100,000	Toyota Motor Corp. (Japan)	3.669	07/20/2028	105,835

				205,751

	Banks— 5.5%
100,000	Bank of America Corp., MTN	3.875	08/01/2025	104,547
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	98,400
200,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	200,609
100,000	Citigroup, Inc.	8.125	07/15/2039	154,714
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	100,436
200,000	HSBC Holdings PLC (United Kingdom)	4.583	06/19/2029	211,855
100,000	JPMorgan Chase & Co.	3.964	11/15/2048	101,193
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	104,343
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	100,635
100,000	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/2031	100,605
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,732

				1,378,069

	Beverages— 0.8%
100,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.650	02/01/2026	101,839
100,000	PepsiCo, Inc.	2.150	10/14/2020	99,962

				201,801

	Biotechnology— 0.8%
100,000	Amgen, Inc.	4.663	06/15/2051	103,631
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	100,119

				203,750

	Chemicals— 0.4%
100,000	Dow Chemical Co. (The)	4.375	11/15/2042	95,692

	Computers— 0.9%
100,000	Apple, Inc.	2.400	05/03/2023	99,858
100,000	International Business Machines Corp.	6.500	01/15/2028	125,374

				225,232

	Diversified Financial Services— 0.8%
100,000	Air Lease Corp.	3.625	04/01/2027	97,224
100,000	American Express Credit Corp., MTN	2.700	03/03/2022	100,440

				197,664

	Electric— 2.0%
100,000	Delmarva Power & Light Co.	3.500	11/15/2023	103,645
100,000	Duke Energy Corp.	3.750	09/01/2046	93,600
100,000	Entergy Louisiana LLC	4.000	03/15/2033	108,747
100,000	Exelon Corp.	2.850	06/15/2020	100,115
100,000	Georgia Power Co.	4.300	03/15/2043	102,711

				508,818

	Environmental Control— 0.4%
100,000	Waste Management, Inc.	3.900	03/01/2035	103,424

Schedule of Investments

	Food— 0.4%
$100,000	Kraft Heinz Foods Co.	5.200%	07/15/2045	$98,370

	Healthcare-Products— 0.5%
100,000	Abbott Laboratories	4.900	11/30/2046	117,628

	Healthcare-Services— 0.4%
100,000	UnitedHealth Group, Inc.	2.125	03/15/2021	99,458

	Insurance— 1.3%
100,000	Berkshire Hathaway Finance Corp.(a)	2.900	10/15/2020	100,911
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	99,962
100,000	MetLife, Inc.	6.400	12/15/2036	110,750

				311,623

	Internet— 0.4%
100,000	Amazon.com, Inc.(a)	2.500	11/29/2022	100,555

	Iron/Steel— 0.4%
100,000	Vale Overseas Ltd. (Brazil)	6.250	08/10/2026	109,550

	Machinery-Diversified— 0.4%
100,000	CNH Industrial Capital LLC	4.375	04/05/2022	102,680

	Media— 0.8%
100,000	Comcast Corp.	2.750	03/01/2023	100,522
100,000	Walt Disney Co. (The)(b)	3.375	11/15/2026	103,349

				203,871

	Miscellaneous Manufacturing— 0.5%
100,000	General Electric Co., Series A, GMTN	6.750	03/15/2032	120,183

	Multi-National— 1.6%
100,000	Asian Development Bank, GMTN (Supranational)	1.750	06/08/2021	99,465
100,000	European Investment Bank (Supranational)	2.250	03/15/2022	100,769
100,000	Inter-American Development Bank (Supranational)	3.000	02/21/2024	104,358
100,000	International Bank for Reconstruction & Development, Series GDIF (Supranational)	2.750	07/23/2021	101,579

				406,171

	Oil & Gas— 2.2%
100,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	100,296
100,000	ConocoPhillips Co.	4.950	03/15/2026	112,217
100,000	Exxon Mobil Corp.	2.726	03/01/2023	101,099
100,000	Shell International Finance BV (Netherlands)	6.375	12/15/2038	137,319
100,000	Valero Energy Corp.(a)	3.400	09/15/2026	99,109

				550,040

	Pharmaceuticals— 1.2%
100,000	AbbVie, Inc.	3.600	05/14/2025	101,958
100,000	Bayer US Finance II LLC (Germany)(b)	2.750	07/15/2021	99,583
100,000	CVS Health Corp.	2.875	06/01/2026	95,849

				297,390

	Pipelines— 0.9%
100,000	Energy Transfer Operating LP	6.125	12/15/2045	109,627
100,000	TransCanada PipeLines Ltd. (Canada)	4.625	03/01/2034	105,423

				215,050

	REITs— 0.8%
100,000	American Tower Corp.	3.500	01/31/2023	102,395
100,000	Boston Properties LP	3.800	02/01/2024	103,916

				206,311

	Retail— 0.5%
100,000	Home Depot, Inc. (The)	5.875	12/16/2036	129,323

	Semiconductors— 0.4%
100,000	Intel Corp.	2.700	12/15/2022	100,978

	Software— 0.8%
100,000	Microsoft Corp.	3.700	08/08/2046	104,206
100,000	Oracle Corp.	1.900	09/15/2021	98,772

				202,978

	Telecommunications— 0.9%
100,000	AT&T, Inc.	3.400	05/15/2025	101,306
100,000	Verizon Communications, Inc.	5.012	04/15/2049	113,055

				214,361

Schedule of Investments

	Transportation— 0.4%
$100,000	Burlington Northern Santa Fe LLC	3.050%	09/01/2022	$101,649

	Total Corporate Bonds and Notes (Cost $6,975,907)			7,013,989

	U.S. Government Sponsored Agency Mortgage-Backed Securities— 23.1%
	Collateralized Mortgage Obligations— 23.1%
107,610	Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	09/01/2028	108,328
180,435	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2028	183,871
93,453	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2043	96,104
185,605	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2045	191,973
65,840	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2046	68,175
308,826	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	06/01/2046	311,832
204,903	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	212,703
223,278	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	228,540
138,990	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	143,626
93,459	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	96,604
76,054	Federal National Mortgage Association (FNMA)	3.500	12/01/2028	78,400
126,208	Federal National Mortgage Association (FNMA)	2.500	02/01/2032	126,425
167,329	Federal National Mortgage Association (FNMA)	3.000	09/01/2032	170,248
82,444	Federal National Mortgage Association (FNMA)	3.500	01/01/2033	85,208
183,400	Federal National Mortgage Association (FNMA)	3.500	10/01/2042	188,504
195,185	Federal National Mortgage Association (FNMA)	3.500	08/01/2045	199,832
159,708	Federal National Mortgage Association (FNMA)	3.000	09/01/2046	161,138
122,773	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	124,031
164,500	Federal National Mortgage Association (FNMA)	3.000	12/01/2046	165,948
213,972	Federal National Mortgage Association (FNMA)	3.500	08/01/2047	218,866
249,569	Federal National Mortgage Association (FNMA)	4.000	09/01/2047	258,827
329,939	Federal National Mortgage Association (FNMA)	4.000	10/01/2047	342,218
86,339	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	89,555
90,599	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	92,660
78,524	Federal National Mortgage Association (FNMA)	5.000	05/01/2048	82,916
87,775	Government National Mortgage Association (GNMA)	3.500	04/20/2033	90,151
68,052	Government National Mortgage Association (GNMA)	3.500	04/20/2042	70,214
83,238	Government National Mortgage Association (GNMA)	4.000	11/15/2046	86,630
439,469	Government National Mortgage Association (GNMA)	3.000	11/20/2046	445,955
170,102	Government National Mortgage Association (GNMA)	4.000	05/20/2047	176,866
343,572	Government National Mortgage Association (GNMA)	3.500	08/20/2047	353,569
303,559	Government National Mortgage Association (GNMA)	3.500	09/20/2047	312,354
75,339	Government National Mortgage Association (GNMA)	5.000	05/20/2048	78,781
148,163	Government National Mortgage Association (GNMA)	4.500	01/20/2049	154,559

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,796,960)			5,795,611

	Sovereign Debt Obligations— 3.1%
	Canada— 0.4%
100,000	Province of Alberta Canada	2.200%	07/26/2022	100,088

	Hungary— 0.9%
200,000	Hungary Government International Bond	5.375	02/21/2023	217,282

	Indonesia— 0.6%
100,000	Indonesia Government International Bond(b)	8.500	10/12/2035	145,746

	Japan— 0.8%
200,000	Japan Bank for International Cooperation	2.875	06/01/2027	205,176

	Mexico— 0.4%
100,000	Mexico Government International Bond, GMTN	4.750	03/08/2044	99,150

	Total Sovereign Debt Obligations (Cost $768,494)			767,442

	Commercial Mortgage-Backed Securities— 1.9%
100,000	COMM Mortgage Trust, Class A5, Series 2015-CR22	3.309	03/10/2048	103,358
200,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS2	3.498	07/15/2058	208,731
100,000	Wells Fargo Commercial Mortgage Trust, Class B, Series 2015-LC20	3.719	04/15/2050	102,916
50,000	WFRBS Commercial Mortgage Trust, Class C, Series 2012-C9	4.543	11/15/2045	51,169

	Total Commercial Mortgage-Backed Securities (Cost $460,672)			466,174

Schedule of Investments

	U.S. Government Sponsored Agency Securities— 1.2%
$100,000	Federal Home Loan Mortgage Corp. (FHLMC)	2.375%	01/13/2022	$101,100
100,000	Federal National Mortgage Association (FNMA)	2.625	09/06/2024	102,952
100,000	Resolution Funding Corp., Series A	8.625	01/15/2021	110,346

	Total U.S. Government Sponsored Agency Securities (Cost $310,661)			314,398

	Asset-Backed Securities— 1.2%
200,000	Capital One Multi-Asset Execution Trust, Class A4, Series 2016-A4	1.330	06/15/2022	199,508
100,000	Ford Credit Auto Owner Trust 2018-Rev1, Class A, Series 2018-1(b)	3.190	07/15/2031	102,276

	Total Asset-Backed Securities (Cost $297,331)			301,784

	Municipal Bonds— 0.6%
	Ad Valorem Property Tax— 0.6%
100,000	California State Various Purpose Series 09 (Cost $151,340)	7.550	04/01/2039	156,897

Number of Shares
	Money Market Funds - 0.4%
94,553	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $94,553)			94,553

	Total Investments in Securities (excluding investment purchased with cash collateral from securities on loan) (Cost 24,662,828)— 99.4%			24,921,427

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.1%
208,575	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			208,575
69,505	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			69,526

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $278,101)			278,101

	Total Investments in Securities (Cost $24,940,929)— 100.5%			25,199,528
	Other assets less liabilities—(0.5)%			(125,601)

	Net Assets—100.0%			$25,073,927

Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $450,954, which represented 1.80% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of May 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

Invesco California AMT-Free Municipal Bond ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco VRDO Tax-Free Weekly ETF

	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$—	$95,170,312	$—	$95,170,312
Money Market Funds	27,964	—	—	27,964

Total Investments	$27,964	$95,170,312	$—	$95,198,276

Invesco Fundamental High Yield ®Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$679,981,373	$—	$679,981,373
Money Market Funds	35,720,738	—	—	35,720,738

Total Investments	$35,720,738	$679,981,373	$—	$715,702,111

Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$159,951,467	$—	$159,951,467
Money Market Funds	1,710,881	—	—	1,710,881

Total Investments	$1,710,881	$159,951,467	$—	$161,662,348

Invesco LadderRite 0-5 Year Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$12,372,236	$—	$12,372,236
Money Market Funds	337,461	—	—	337,461

Total Investments	$337,461	$12,372,236	$—	$12,709,697

Invesco Preferred ETF
Investments in Securities
Preferred Stocks & Other Equity Interests	$4,992,516,881	$39,871,745	$—	$5,032,388,626
Money Market Funds	28,443,486	—	—	28,443,486

Total Investments	$5,020,960,367	$39,871,745	$—	$5,060,832,112

Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Bonds	$—	$1,033,285,397	$—	$1,033,285,397
Corporate Bonds	—	8,621,942	—	8,621,942
Money Market Funds	26,787,493	—	—	26,787,493

Total Investments	$26,787,493	$1,041,907,339	$—	$1,068,694,832

Invesco Variable Rate Preferred ETF
Investments in Securities
Corporate Bonds	$—	$1,064,306,970	$—	$1,064,306,970
Preferred Stocks & Other Equity Interests	402,256,970	4,114,572	—	406,371,542
Money Market Funds	28,450,823	—	—	28,450,823

Total Investments	$430,707,793	$1,068,421,542	$—	$1,499,129,335

Invesco Senior Loan ETF
Investments in Securities
Variable Rate Senior Loan Interests	$—	$4,039,368,170	$—	$4,039,368,170
Corporate Bonds	—	200,668,433	—	200,668,433
Money Market Funds	144,247,332	—	—	144,247,332

Total Investments	$144,247,332	$4,240,036,603	$—	$4,384,283,935

Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,275,435	$—	$11,007	$16,286,442
Money Market Funds	935,731	—	—	935,731

Total Investments	$17,211,166	$—	$11,007	$17,222,173

Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,629,946	$—	$1,250	$22,631,196
Money Market Funds	1,225,351	—	—	1,225,351

Total Investments	$23,855,297	$—	$1,250	$23,856,547

Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,536,224	$—	$12	$2,536,236
Money Market Funds	82,405	—	—	82,405

Total Investments	$2,618,629	$—	$12	$2,618,641

Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$—	$10,010,579	$—	$10,010,579
Corporate Bonds and Notes	—	7,013,989	—	7,013,989
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	5,795,611	—	5,795,611
Sovereign Debt Obligations	—	767,442	—	767,442
Commercial Mortgage-Backed Securities	—	466,174	—	466,174
U.S. Government Sponsored Agency Securities	—	314,398	—	314,398
Asset Backed Securities	—	301,784	—	301,784
Municipal Bonds	—	156,897	—	156,897
Money Market Funds	372,654	—	—	372,654

Total Investments	$372,654	$24,826,874	$—	$25,199,528